As filed with the Securities and Exchange Commission on April 30, 2001

                                             Registration No. 33-64364
--------------------------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                   FORM S-6
                      Post-Effective Amendment No. 10 to
                         Registration Statement Under
                          THE SECURITIES ACT OF 1933

                             ----------------------

            JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV
                             (Exact name of trust)

                      JOHN HANCOCK LIFE INSURANCE COMPANY
                              (Name of depositor)

                              JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT.--LAW SECTOR
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                      JOHN HANCOCK LIFE INSURANCE COMPANY
                INSURANCE & SEPARATE ACCOUNTS DEPT.--LAW SECTOR
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                   Copy to:
                           THOMAS C. LAUERMAN, ESQ.
                                Foley & Lardner
                              3000 K Street, N.W.
                            Washington, D.C.  20007

                              --------------------

It is proposed that this filing become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[_] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 2000 pursuant to Rule 24f-2 on April 2, 2001.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Article 8 of John Hancock's Bylaws and Section 67 of the Massachusetts Business Corporation Law, John Hancock indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of John Hancock.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      The prospectus containing 127 pages.

      The undertaking to file reports.

      The undertaking regarding indemnification.

      The signatures.

      The following exhibits:

1.A.  (1)   John Hancock Board Resolution establishing the separate account incorporated by reference in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed April 1995.

      (2)   Not Applicable.

      (3) (a) Form of Distribution Agreement by and among Signator Investors, Inc. (formerly known as "John Hancock Distributors, Inc."),
                John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

            (b) Specimen Variable Contracts Selling Agreement between Signator
                Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

            (c) Schedule of sales commissions included in Exhibit 1.A.(3)(a)
                above.

      (4)   Not Applicable.

      (5) (a) Form of survivorship variable life insurance policy, incorporated by reference to Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed on October 29, 1993.

            (b) Form of rider option to split policy, incorporated by reference to the initial Form S-6 Registration Statement of this Account, filed June 11, 1993.

      (6) Restated Articles of Organization and Restated and Amendment of By-Laws are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File 333-76662, filed on March 27, 2001.

      (7)   Not Applicable.

      (8) (a) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed
                May 4, 2000.

            (b) Participation Agreement Among Variable Insurance Products Fund
                II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (c) Participation Agreement Among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (d) Participation Agreement Among MFS Variable Insurance Trust, John
                Hancock Mutual Life Insurance Company and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (e) Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, And John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, filed May 4, 2000.

            (f) Participation Agreement between Janus Aspen Series, Janus
                Capital Corporation, and John Hancock Life Insurance Company, filed in Post Effective Amendment No. 9 to this File No. 33-64364, filed on November 1, 2000.

      (9)   Not Applicable.

     (10) Form of application for Policy included in Pre-Effective Amendment No. 1 to this Form S-6 registration statement, filed October 29, 1993 are incorporated by reference.

     (11)   Not Applicable. The Registrant invests only in shares of open-end
            Funds.

2.   Included as exhibit 1.A(5) above

3. Opinion and consent of counsel as to securities being registered included in Pre-Effective Amendment No. 1 to this Form S-6 registration statement, filed October 29, 1993.

4.   Not Applicable

5.   Not Applicable

6.   Opinion and consent of actuary.

7.   Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the policy pursuant to Rule 6e-3(T)(b)(12)(iii), incorporated by reference to Pre-Effective Amendment No. 1 to this Form S-6 registration statement filed on October 29, 1993.

9. Power of attorney for Stephen L. Brown, David F. D'Alessandro, Foster L. Aborn, Samuel W. Bodman, I. MacAllister Booth, Wayne A. Budd, John M. Gifford, Michael C. Hawley, Edward H. Linde, Judith A. McHale, R. Robert Popeo, Richard F. Syron and Robert J. Tarr are incorporated by reference to File No. 333-45862, Pre-Effective Amendment No. 1, filed on December 27, 2000.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial Form S-6 Registration Statement of this Account, filed June 11, 1993.

11. Opinion of counsel as to eligibility of this Post-Effective Amendment for filing pursuant to Rule 485(b).

------------------------------------------

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the John Hancock Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.
                                             JOHN HANCOCK LIFE INSURANCE COMPANY

(SEAL)
                                                     /s/ DAVID F. D'ALESSANDRO
                                                     -------------------------
                                                       David F. D'Alessandro
                                                        President and Chief
                                                         Executive Officer

/s/ RONALD J. BOCAGE

Attest: Ronald J. Bocage
------------------------
Vice President and Counsel

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Life Insurance Company and on the dates indicated.


SIGNATURE                  TITLE                                           DATE
---------                  -----                                           ----
/s/ THOMAS E. MOLONEY      Chief Financial Officer
                           (Principal Financial Officer
THOMAS E. MOLONEY          and Principal Accounting Officer)
-----------------
Thomas E. Moloney                                                       April 30, 2001


                           President and Chief Executive Officer
                           (Principal Executive Officer)
/s/DAVID F. D'ALESSANDRO
------------------------
David F. D'Alessandro for himself and as Attorney-in-Fact               April 30, 2001

FOR:
Foster L. Aborn          Director                                  Samuel W. Bodman          Director
Nelson S. Gifford        Director                                  Michael C. Hawley         Director
John M. Connors          Director                                  Kathleen F. Feldstein     Director
Robert J. Tarr, Jr.      Director                                  Richard F. Syron          Director
Robert E. Fast           Director                                  Wayne A. Budd             Director
Judith A. McHale         Director                                  Edward H. Linde           Director
R. Robert Popeo          Director
I. MacAllister Booth     Director

    Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2001.

On behalf of the Registrant
By John Hancock Life Insurance Company

(Depositor)

(SEAL)                                       /s/ DAVID  F. D'ALESSANDRO
                                                 ----------------------
                                                 David F. D'Alessandro
                                                  President and Chief
                                                   Executive Officer

               /s/ RONALD J. BOCAGE

Attest:        Ronald J. Bocage
               ----------------
               Ronald J. Bocage
               Vice President and Counsel

                         Prospectus dated May 1, 2001

--------------------------------------------------------------------------------
                          VARIABLE ESTATE PROTECTION
--------------------------------------------------------------------------------

        a flexible premium variable life survivorship insurance policy issued by
             JOHN HANCOCK LIFE INSURANCE COMPANY ("John Hancock")

      The policy provides an investment option with fixed rates of return declared by John Hancock and the following variable investment options:

--------------------------------------------------------------------------------
  Variable Investment Option                       Managed By
  --------------------------                       ----------
  Equity Index................................     SSgA Funds Management, Inc.
  Growth & Income.............................     Independence Investment LLC and Putnam Investment
                                                    Management, LLC
  Large Cap Value.............................     T. Rowe Price Associates, Inc.
  Large Cap Value CORE (SM)...................     Goldman Sachs Asset Management
  Large Cap Growth............................     Independence Investment LLC
  Large Cap Aggressive Growth.................     Alliance Capital Management L.P.
  Large/Mid Cap Value.........................     Wellington Management Company, LLP
  Fundamental Growth..........................     Putnam Investment Management, LLC
  Mid Cap Growth..............................     Janus Capital Corporation
  Small/Mid Cap CORE (SM).....................     Goldman Sachs Asset Management
  Small/Mid Cap Growth........................     Wellington Management Company, LLP
  Small Cap Equity............................     Capital Guardian Trust Company
  Small Cap Value.............................     T. Rowe Price Associates, Inc.
  Small Cap Growth............................     John Hancock Advisers, Inc.
  V.A. Relative Value.........................     John Hancock Advisers, Inc.
  AIM V.I. Value..............................     A I M Advisors, Inc.
  AIM V.I. Growth.............................     A I M Advisors, Inc.
  Fidelity VIP Growth.........................     Fidelity Management and Research Company
  Fidelity VIP Contrafund(R)..................     Fidelity Management and Research Company
  MFS Investors Growth Stock..................     MFS Investment Management/(R)/
  MFS Research................................     MFS Investment Management/(R)/
  MFS New Discovery...........................     MFS Investment Management/(R)/
  International Equity Index..................     Independence Investment LLC
  International Opportunities.................     T. Rowe Price International, Inc.
  International Equity........................     Goldman Sachs Asset Management
  Emerging Markets Equity.....................     Morgan Stanley Dean Witter Investment Management Inc.
  Janus Aspen Worldwide Growth................     Janus Capital Corporation
  Real Estate Equity..........................     Independence Investment LLC and Morgan Stanley Dean
                                                    Witter Investment Management Inc.
  Health Sciences.............................     John Hancock Advisers, Inc.
  V.A. Financial Industries...................     John Hancock Advisers, Inc.
  Janus Aspen Global Technology...............     Janus Capital Corporation
  Managed.....................................     Independence Investment LLC and Capital Guardian Trust
                                                    Company
  Global Balanced.............................     Capital Guardian Trust Company
  Short-Term Bond.............................     Independence Investment LLC
  Bond Index..................................     Mellon Bond Associates, LLP
  Active Bond.................................     John Hancock Advisers, Inc.
  V.A. Strategic Income.......................     John Hancock Advisers, Inc.
  High Yield Bond.............................     Wellington Management Company, LLP
  Global Bond.................................     Capital Guardian Trust Company
  Money Market................................     Wellington Management Company, LLP
--------------------------------------------------------------------------------

     The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

     When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the John Hancock Declaration Trust, the AIM Variable Insurance Funds, Inc., Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares), and the Janus Aspen Series (Service Shares Class) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     Each Series Fund is a so-called "series" type mutual fund registered with the Securities and Exchange Commission ("SEC"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

                            * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            * * * * * * * * * * * *

                        John Hancock Life Servicing Office
                        ----------------------------------

               Express Delivery                   U.S. Mail
               ----------------                   ---------
            529 Main Street (X-4)                P.O. Box 111
           Charlestown, Ma 02129               Boston, MA 02117

                            Phone: 1-800-732-5543

                              Fax: 1-617-886-3048

                           GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

     This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 22.

     . Behind the illustrations is a section called "Additional Information" that gives more details about the policy. It generally does not repeat
                                                                      ---
          information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 27.

     . Behind the Additional Information section are the financial statements for John Hancock and Separate Account UV. These start on page 42.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 130.

After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

                                  **********

                               BASIC INFORMATION

     This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                       Beginning on page
--------                                                       -----------------

 .    What is the policy?.......................................         5

 .    Who owns the policy?......................................         5

 .    How can I invest money in the policy?.....................         5

 .    Is there a minimum amount I must invest?..................         7

 .    How will the value of my investment in the policy change..         8
     over time?

 .    What charges will John Hancock deduct from my investment..         9
     in the policy?

 .    What charges will the Series Funds deduct from my
     investment in the policy?.................................        11

 .    What other charges could John Hancock impose in the.......        13
     future?

 .    How can I change my policy's investment allocations?......        14

 .    How can I access my investment in the policy?.............        14

 .    How much will John Hancock pay when the last insured......        16
     person dies?

 .    How can I change my policy's insurance coverage?..........        17

 .    Can I cancel my policy after it's issued?.................        18

 .    Can I choose the form in which John Hancock pays out
     policy proceeds?..........................................        19

 .    To what extent can John Hancock vary the terms and
      conditions of its policies in particular cases?..........        19

 .    How will my policy be treated for income tax purposes?....        20

 .    How do I communicate with John Hancock?...................        20

What is the policy?

     This is a so-called "survivorship" policy that provides coverage on two insured persons. The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the last surviving insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary upon the death of the last surviving insured person (we call this the "death benefit") may be similarly affected.

     While either of the insured persons is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     .    Borrow or withdraw amounts you have in the investment options

     .    Change the beneficiary who will receive the death benefit

     .    Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

     Most of these options are subject to limits that are explained later in this prospectus.

Who owns the policy?

     That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

How can I invest money in the policy?

Premium Payments

     We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Minimum premium payment

     Each premium payment must be at least $100.

Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
35. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured persons don't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

In no event, however, will we refuse to accept any premium necessary to prevent the policy or the guaranteed minimum death benefit feature from terminating. We reserve the right to limit premium payments above the amount of cumulative Guaranteed Minimum Death Benefit Premiums (whether or not the guaranteed minimum death benefit feature described on page 7 is in effect).

Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the John Hancock Life Servicing Office at the appropriate address shown on page 2 of this prospectus.

     We will also accept premiums:

     .    by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
                 -------

     . if we agree to it, through a salary deduction plan with your employer.

You can obtain information on these other methods of premium payment by contacting your John Hancock representative or by contacting the John Hancock Life Servicing Office.

Is there a minimum amount I must invest?

Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed minimum death benefit feature" below).

Lapse and reinstatement

     Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., "lapse") for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either
                         ---
case, if the policy's surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the surviving insured persons still meet our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit is not in effect and the last surviving insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.

Guaranteed minimum death benefit feature

     This feature is available only if the insured persons meet certain underwriting requirements and only if you've elected death benefit Option A (see "How much will John Hancock pay when the last insured person dies?" on page 16). The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if both of the following are true:

     . any Additional Sum Insured under the policy is not scheduled to exceed the Basic Sum Insured at any time (see "How much will John Hancock pay when the last insured person dies?" on page 16), and

     . on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all

          Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%.

     The Guaranteed Minimum Death Benefit Premium (or "GMDB Premium) is defined in the policy and one-twelfth of it is "due" on each monthly deduction date. On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.

     No GMDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see "How much will John Hancock pay when the last insured person dies?" on page 16).

     If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the surviving insured persons still meet our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.

     The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see "How
                 ---
much will John Hancock pay when the last insured person dies?" on page 16).

     If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

How will the value of my investment in the policy change over time?

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the 20th day after your policy becomes effective. (See "Commencement of investment performance" beginning on page 31.)

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will John Hancock deduct from my investment in the policy?" beginning on page 9.

     The amount you've invested in the fixed investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be subject to the mortality and expense risk charge described on page
     ---
10. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

     At any time, the "account value" of your policy is equal to:

     .    the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     .    minus all charges we deduct, and

     .    minus all withdrawals you have made.

     If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 15.

What charges will John Hancock deduct from my investment in the policy?

Deductions from premium payments

 .    Premium tax charge - A charge to cover state premium taxes we currently
     -------------------
     expect to pay, on average. This charge is currently 2.35% of each premium.

 .    DAC tax charge - A charge to cover the increased Federal income tax
     ---------------
     burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 .    Premium processing charge - A charge to help defray our administrative
     --------------------------
     costs. This charge is 1.25% of each premium. For policies with a Total Sum Insured of $5 million or more, this charge will be reduced to as low as .50%

 .    Sales charge - A charge to help defray our sales costs. The charge for
     -------------
     premiums paid in the first policy year is 30% of premiums paid up to the Target Premium, and 3.5% of premiums paid in excess of the Target Premium. The charge for premiums paid after the first policy year up to the Target Premium is 15% in policy years 2 through 5, 10% in policy years 6 through 10, up to 4% (currently 3%) in policy years 11 through 20, and up to 3% (currently 0%) thereafter. The charge for premiums paid after the first policy year in excess of the Target Premium is 3.5% in policy years 2 through 10, 3% in policy years 11 through 20, and up to 3% (currently 0%) thereafter. If the younger of the insured persons is age 71 or older when the policy is issued, there will be no sales charges deducted from premiums paid after the eleventh policy year. Because policies of this type were first offered in 1993, the foregoing waiver and the lower current rates after policy year 10 are not yet applicable to any policy. The "Target Premium" is determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy.

 .    Optional benefits charge - A charge imposed for certain optional
     -------------------------
     insurance benefits added to the policy by means of a rider.

Deductions from account value

 .    Issue charge - A monthly charge to help defray our administrative costs.
     -------------
     This charge has two parts: (1) a flat dollar amount of $55.55 deducted only during the first five policy years, and (2) a charge of 2c per $1,000 of Total Sum Insured at issue that is deducted only during the first three policy years. The second part of this monthly charge is guaranteed not to exceed $200.

 .    Administrative charge - A monthly charge to help defray our
     ----------------------
     administrative costs. This charge also has two parts: (1) a flat dollar charge of up to $10 (currently $7.50), and (2) a charge of 3c per $1,000 of Total Sum Insured at issue (currently 1c per $1,000 of Total Sum Insured at issue). However, for policies with a Total Sum Insured at issue of $5 million or more, the first part of this charge is currently zero.

 .    Insurance charge - A monthly charge for the cost of insurance. To
     -----------------
     determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                   -------
     rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of each of the insured persons, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as each insured person's attained age increases. (An insured person's "attained age" on any date is his or her age on the birthday nearest that date.) The insurance charge is not affected by the death of the first insured person to die.

 .    Extra mortality charge - A monthly charge specified in your policy for
     -----------------------
     additional mortality risk if either of the insured persons is subject to certain types of special insurance risk.

 .    M &E charge - A daily charge for mortality and expense risks we assume.
     ------------
     This charge is deducted from the variable investment options. It does not apply to the fixed investment option. We guarantee that this charge will never exceed an effective annual rate of .90%. The effective annual rate will vary depending upon the Total Sum Insured at issue. The current charge levels are as follows: .625% for a Total Sum Insured of at least $500,000 but less than $5 million, .575% for a Total Sum Insured of at least $5 million but less than $15 million, and .525% for a Total Sum Insured of $15 million or more.

 .    Guaranteed minimum death benefit charge - A monthly charge beginning in
     ----------------------------------------
     the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1 cent per $1,000 of Basic Sum Insured at issue and is guaranteed not to exceed 3 cent per $1,000 of Basic Sum Insured at issue. Because policies of this type were first offered in 1993, this charge is not yet applicable to any policy at the current rate.

 .    Policy split option rider charge - A monthly charge if this rider is
     ---------------------------------
     elected at the time of application for the policy. The charge is 3 cent per $1,000 of current Total Sum Insured.

 .    Optional benefits charge - Monthly charges for certain other optional
     -------------------------
     insurance benefits added to the policy by means of a rider. We currently offer a number of such optional riders, such as the accidental death benefit rider.

 .    Partial withdrawal charge - A charge for each partial withdrawal of account
     --------------------------
     value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

What charges will the series funds deduct from my investment in the policy?

     The funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is disclosed below.

     The following figures for the funds are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2000, except as indicated in the Notes appearing at the end of this table. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

                                                                                                        -------------
                                                                                                                        Total Fund
                                                                                                         Total Fund      Operating
                                                        Investment  Distribution and  Other Operating    Operating       Expenses
                                                        Management      Service        Expenses With    Expenses With     Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement    Reimbursement  Reimburseme
---------                                               ----------    ------------     -------------    -------------  -----------
John Hancock Variable Series Trust I (Note 1):
Equity Index........................................         0.13%           N/A              0.06%           0.19%         0.19%
Growth & Income.....................................         0.68%           N/A              0.08%           0.76%         0.76%
Large Cap Value.....................................         0.75%           N/A              0.05%           0.80%         0.80%
Large Cap Value CORE(SM)............................         0.75%           N/A              0.10%           0.85%         1.09%
Large Cap Growth....................................         0.36%           N/A              0.10%           0.46%         0.46%
Large Cap Aggressive Growth.........................         0.90%           N/A              0.10%           1.00%         1.05%
Large/Mid Cap Value.................................         0.95%           N/A              0.10%           1.05%         1.36%
Fundamental Growth*.................................         0.90%           N/A              0.10%           1.00%         1.04%
Mid Cap Growth......................................         0.81%           N/A              0.04%           0.85%         0.85%
Small/Mid Cap CORE(SM)..............................         0.80%           N/A              0.10%           0.90%         1.23%
Small/Mid Cap Growth................................         0.75%           N/A              0.10%           0.85%         0.85%
Small Cap Equity*...................................         0.90%           N/A              0.10%           1.00%         1.03%
Small Cap Value*....................................         0.95%           N/A              0.10%           1.05%         1.29%
Small Cap Growth....................................         0.75%           N/A              0.07%           0.82%         0.82%
                                                                                                        -------------

                                                                                                        -------------
                                                                                                                        Total Fund
                                                                                                         Total Fund      Operating
                                                        Investment  Distribution and  Other Operating    Operating       Expenses
                                                        Management      Service        Expenses With    Expenses With     Absent
Fund Name                                                   Fee       (12b-1) Fees     Reimbursement    Reimbursement  Reimburseme
---------                                               ----------    ------------     -------------    -------------  -----------
International Equity Index..............................     0.18%           N/A              0.10%           0.28%         0.37%
International Opportunities.............................     0.83%           N/A              0.10%           0.93%         1.09%
International Equity....................................     1.00%           N/A              0.10%           1.10%         1.76%
Emerging Markets Equity.................................     1.22%           N/A              0.10%           1.32%         2.49%
Real Estate Equity......................................     1.01%           N/A              0.09%           1.10%         1.10%
Health Sciences.........................................     1.00%           N/A              0.10%           1.10%         1.10%
Managed.................................................     0.66%           N/A              0.09%           0.75%         0.75%
Global Balanced.........................................     1.05%           N/A              0.10%           1.15%         1.44%
Short-Term Bond.........................................     0.30%           N/A              0.06%           0.36%         0.36%
Bond Index..............................................     0.15%           N/A              0.10%           0.25%         0.27%
Active Bond.............................................     0.62%           N/A              0.10%           0.72%         0.74%
High Yield Bond.........................................     0.65%           N/A              0.10%           0.75%         0.87%
Global Bond.............................................     0.85%           N/A               010%           0.95%         1.05%
Money Market............................................     0.25%           N/A              0.04%           0.29%         0.29%

John Hancock Declaration Trust (note 2):
V.A. Relative Value.....................................     0.60%           N/A              0.19%           0.79%         0.79%
V.A. Financial Industries...............................     0.80%           N/A              0.10%           0.90%         0.90%
V.A. Strategic Income...................................     0.60%           N/A              0.16%           0.76%         0.76%

AIM Variable Insurance Funds:
AIM V.I. Value..........................................     0.61%           N/A              0.23%           0.84%         0.84%
AIM V.I. Growth.........................................     0.61%           N/A              0.22%           0.83%         0.83%

Variable Insurance Products Fund -
  Service Class  (Note 3):
Fidelity VIP Growth.....................................     0.57%          0.10%             0.09%           0.76%         0.76%

Variable Insurance Products Fund II -
  Service Class (Note 3):
Fidelity VIP Contrafund(R)..............................     0.57%          0.10%             0.09%           0.76%         0.76%

MFS Variable Insurance Trust -
  Initial Class Shares (Note 4):
MFS Investors Growth Stock*.............................     0.75%          0.00%             0.16%           0.91%         0.92%
MFS Research............................................     0.75%          0.00%             0.10%           0.85%         0.85%
MFS New Discovery.......................................     0.90%          0.00%             0.16%           1.06%         1.09%

Janus Aspen Series - Service Shares
  Class (Note 5):
Janus Aspen Worldwide Growth............................     0.65%          0.25%             0.05%           0.95%         0.95%
Janus Aspen Global Technology...........................     0.65%          0.25%             0.04%           0.94%         0.94%
                                                                                                        -------------

Notes to Fund Expense Table

     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses a fund when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Health Sciences Fund are estimates because the fund was not in operation in 2000. Percentages shown for the Growth & Income, Fundamental Growth, Small Cap Equity, Real Estate Equity, Managed, Global Balanced, Active Bond and Global Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Value and Large Cap Value funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE(SM)" is a service mark of Goldman, Sachs & Co.

     * Fundamental Growth was formerly "Fundamental Mid Cap Growth," Small Cap Equity was formerly "Small Cap Value," and Small Cap Value was formerly "Small/Mid Cap Value."

     (2) Percentages shown for John Hancock Declaration Trust funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

     (3) Actual annual class operating expenses were lower for each of the Fidelity VIP funds shown because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. See the accomanying prospectus of the fund for details.

     (4) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, total Fund Operating Expenses with Reimbursement would equal 0.90% for MFS Investors Growth Stock, 0.84% for MFS Research and 1.05% for MFS New Discovery. MFS Investment Management(R) (also doing business as Massachusetts Financial Services Company) has contractually agreed, subject to reimbursement, to bear expenses for the MFS Investors Growth Stock and New Discovery funds, such that the funds' "Other Expenses" (after taking into account the expense offset arrangement describe above) do not exceed 0.15% for Investors Growth Stock and 0.15% for New Discovery of the average daily net assets during the current fiscal year.

     *    MFS Investors Growth Stock was formerly "MFS Growth."

     (5) Percentages shown forJanus Aspen funds are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Worldwide Growth fund. Expenses are shown without the effect of any expense offset arrangement.

What other charges could John Hancock impose in the future?

     Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, additional income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

How can I change my policy's investment allocations?

Future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.

Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we also reserve the right to impose limits on the number and frequency of transfers into and out of the variable investment options.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

 .    You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 .    We must receive the request for such a transfer during the period beginning
     60 days prior to the policy anniversary and ending 30 days after it.

 .    The most you can transfer at any one time is the greater of $500 or 25% of the assets in your fixed investment option.

     We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option.

Dollar cost averaging

     This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed.

How can I access my investment in the policy?

Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy loans plus, if surrender occurs in the second policy year, a refund of a certain portion of sales charges equal to 5% of premiums paid in the second policy year up to the Target Premium. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 10). We also reserve the right to refuse any partial withdrawal that would cause the policy's Total Sum Insured to fall below $500,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see "How much will John Hancock pay when the last insured person dies?" on page 16) and under the guaranteed death benefit feature (see page 7). Under Option A, such a partial withdrawal will reduce the Total Sum Insured. Under Option B, such a partial withdrawal will reduce your account value. Under the guaranteed death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A "Terminated ASI Withdrawal Amount" is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described on page 7. The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.

Policy loans

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. However, you can't borrow from your policy during a "grace period" (see "Lapse and reinstatement" on page 7). The maximum amount you can borrow is 90% of your surrender value.

     The minimum amount of each loan is $500. The interest charged on any loan is an effective annual rate of 5% in the first 20 policy years and 4.5% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law.

You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How much will John Hancock pay when the last insured person dies?

     In your application for the policy, you will tell us how much life insurance coverage you want on the lives of the insured persons. This is called the "Total Sum Insured." Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitations on how much Additional Sum Insured you can have is that it must be equal to the Basic Sum Insured at the time of policy issue and cannot exceed 400% of the Basic Sum Insured at any time thereafter. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under "Basic Sum Insured vs. Additional Sum Insured" on page 30.

     When the last of the two insured persons dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You choose which one you want in the application. The two death benefit options are:

          . Option A - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit, if elected (as described below), or (2) the minimum insurance amount (as described below).

          . Option B -The death benefit will equal the greater of (1) the Total Sum Insured plus your policy's account value on the date of death of the last surviving insured person, or (2) the minimum insurance amount.

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.

Optional extra death benefit feature

     If you elect the Option A death benefit, you may also elect this optional extra death benefit feature. The optional extra death benefit is determined on each annual processing date as follows:

       . First, we multiply your account value by a factor specified in the policy. The factor is based on the age of the younger insured person.

          .    We will then subtract your Total Sum Insured.

     Any excess is the optional extra death benefit for the remainder of that policy year. This feature may result in the Option A death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy. You may revoke that election at any time, but there may be adverse tax consequences if you do. An "annual processing date" is the first business day of a policy year.

The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. For policies of this type, we will apply the "cash value accumulation test" as described in Federal tax law. Under the cash value accumulation test, we compute the minimum insurance amount on each monthly deduction date by multiplying the account value on that date by the death benefit factor applicable on that date. The death benefit factors are derived by applying the cash value accumulation test. The death benefit factor decreases for each year the policy remains in effect. A table showing the factor for each policy year will appear in the policy.

Policy split option

     At the time of policy issue, you may elect a rider that will permit the Total Sum Insured to be evenly split into two separate policies, one for each insured person, but only if the insured persons get divorced or certain Federal tax law changes occur. The rider may be cancelled at any time, but it will automatically terminate on the date of death of the first insured person to die or on the policy anniversary nearest the older insured person's 80th birthday, whichever is earlier. A policy split could have adverse tax consequences, so check with your tax adviser before electing this rider.

When the last insured person reaches 100

     If the last surviving insured person or the younger of two living insureds reaches attained age 100, the surrender value will become payable to the policy beneficiary and the death benefit will no longer be payable.

How can I change my policy's insurance coverage?

Increase in coverage

     The Basic Sum Insured and Additional Sum Insured generally cannot be increased after policy issue. However, you may request an increase in the Additional Sum Insured. You will have to provide us with evidence that the surviving insured persons still meet our requirements for issuing insurance coverage. As to when an approved increase would take effect, see "Effective date of other policy transactions" on page 32.

Decrease in coverage

     The Basic Sum Insured and Additional Sum Insured generally cannot be decreased after policy issue. However, you may request a reduction in the Additional Sum Insured, but only if:

          .    the remaining Total Sum Insured will be at least $500,000, and

          . the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy's life insurance status.

     We may refuse any decrease in Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see "Effective date of other policy transactions" on page 32.

Change of death benefit option

     Changes of death benefit option are not permitted under our current administrative rules. We expect to be able to allow a change from Option B to Option A in the near future, but that is not guaranteed.

Tax consequences

     Please read "Tax considerations" starting on page 35 to learn about possible tax consequences of changing your insurance coverage under the policy.

Can I cancel my policy after it's issued?

     You have the right to cancel your policy within the latest of the following periods:

          . 10 days after you receive it (this period may be longer in some states);

          . 10 days after mailing by John Hancock of the Notice of Withdrawal Right; or

          . 45 days after the date Part A of the application has been completed.

     This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to John Hancock at one of the addresses shown on page 2, or to the John Hancock representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Can I choose the form in which John Hancock pays out policy proceeds?

Choosing a payment option

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

          .    Option 1 - Proceeds left with us to accumulate with interest

          . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

          .    Option 2B - Equal monthly payments for a specified period of time

          . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

          .    Option 4 - Equal monthly payments for life with no refund

          . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

To what extent can John Hancock vary the terms and conditions of its policies in particular cases?

     Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

     Insurance laws and regulations apply to John Hancock in every state in which its policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 33. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

How will my policy be treated for income tax purposes?

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

     For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning on page 35.

How do I communicate with John Hancock?

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the John Hancock Life Servicing Office at the appropriate address shown on page 2.

     Under our current rules, certain requests must be made in writing and be signed and dated by you. They include the following:

          .    surrenders or partial withdrawals

          .    change of death benefit option

          .    increase or decrease in Total Sum Insured

          .    change of beneficiary

          .    election of payment option for policy proceeds

          .    tax withholding elections

          .    election of telephone transaction privilege

     The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see "Telephone Transactions" below):

          .    loans

          .    transfers of account value among investment options

          . change of allocation among investment options for new premium payments

     You should mail or express all written requests to the John Hancock Life Servicing Office at the appropriate address shown on page 2. You should also send notice of an insured person's death and related documentation to the John Hancock Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the John Hancock Life Servicing Office or your John Hancock representative. Each communication to us must include your name, your policy number and the name of the insured persons. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

     ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for specified issue ages, premium payment schedule and Total Sum Insured. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.82%, 5.13% and 11.08%. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Premiums that are paid at the beginning of each policy year for a male insured person who is 55 years old and a preferred underwriting risk when the policy is issued and for a female insured person who is 50 years old and a preferred underwriting risk when the policy is issued.

     Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by John Hancock will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that the guaranteed minimum death benefit has not been elected beyond the tenth policy year and that no Additional Sum Insured or optional rider benefits have been elected.

     With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. The charge shown above for all other operating expenses of the Series Funds reflects reimbursements to certain funds as described in the footnotes to the table beginning on page 11. We currently expect those reimbursement arrangements to continue indefinitely, but that is not guaranteed. Without those arrangements, the assumed average asset charge for all other operating expenses shown above would be higher. This would result in lower values than those shown in the following tables.

     The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured persons' issue ages, sex and underwriting risk classification, and the Total Sum Insured and annual Planned Premium amount requested.

Plan: Flexible Premium Variable Life Survivorship
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                      Death Benefit                  Surrender Value
                             -------------------------------  ------------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
                             -------------------------------  ------------------------------
Policy     accumulated at
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
 ----    ------------------  ---------  ---------  ---------  -------  ---------  ----------
   1            16,768       1,000,000  1,000,000  1,000,000   11,200     11,904      12,609
   2            34,374       1,000,000  1,000,000  1,000,000   23,392     25,562      27,821
   3            52,861       1,000,000  1,000,000  1,000,000   35,408     39,831      44,613
   4            72,271       1,000,000  1,000,000  1,000,000   47,487     54,981      63,401
   5            92,653       1,000,000  1,000,000  1,000,000   59,387     70,805      84,137
   6           114,053       1,000,000  1,000,000  1,000,000   72,165     88,429     108,166
   7           136,524       1,000,000  1,000,000  1,000,000   84,750    106,832     134,684
   8           160,118       1,000,000  1,000,000  1,000,000   97,138    126,044     163,944
   9           184,891       1,000,000  1,000,000  1,000,000  109,329    146,096     196,227
  10           210,904       1,000,000  1,000,000  1,000,000  121,315    167,017     231,841
  11           238,217       1,000,000  1,000,000  1,000,000  133,853    189,637     271,960
  12           266,895       1,000,000  1,000,000  1,000,000  146,158    213,221     316,208
  13           297,008       1,000,000  1,000,000  1,000,000  158,219    237,799     365,006
  14           328,626       1,000,000  1,000,000  1,000,000  170,017    263,398     418,818
  15           361,825       1,000,000  1,000,000  1,000,000  181,533    290,045     478,163
  16           396,684       1,000,000  1,000,000  1,044,599  192,738    317,766     543,590
  17           433,286       1,000,000  1,000,000  1,145,037  203,600    346,584     615,656
  18           471,718       1,000,000  1,000,000  1,251,940  214,076    376,522     694,995
  19           512,072       1,000,000  1,000,000  1,365,979  224,119    407,601     782,295
  20           554,444       1,000,000  1,000,000  1,487,825  233,667    439,841     878,299
  25           800,279       1,000,000  1,000,000  2,249,218  274,084    622,750   1,523,123
  30         1,114,034       1,000,000  1,115,312  3,366,197  288,814    842,289   2,542,168
  35         1,514,473       1,000,000  1,338,337  5,034,083  252,846  1,096,756   4,125,388

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life Survivorship
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                      Death Benefit                  Surrender Value
                             -------------------------------  ----------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
                             -------------------------------  ----------------------------
Policy     accumulated at
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
 ----    ------------------  -----      ---------  ---------  -------  -------    --------
   1            16,768       1,011,200  1,011,903  1,012,608   11,200   11,903      12,608
   2            34,374       1,023,390  1,025,560  1,027,818   23,390   25,560      27,818
   3            52,861       1,035,404  1,039,826  1,044,607   35,404   39,826      44,608
   4            72,271       1,047,479  1,054,973  1,063,391   47,479   54,973      63,391
   5            92,653       1,059,376  1,070,791  1,084,120   59,376   70,791      84,120
   6           114,053       1,072,148  1,088,407  1,108,139   72,148   88,407     108,139
   7           136,524       1,084,725  1,106,800  1,134,642   84,725  106,800     134,642
   8           160,118       1,097,104  1,125,997  1,163,880   97,104  125,997     163,880
   9           184,891       1,109,281  1,146,027  1,196,130  109,281  146,027     196,130
  10           210,904       1,121,247  1,166,917  1,231,695  121,247  166,917     231,695
  11           238,217       1,133,765  1,189,504  1,271,757  133,765  189,504     271,757
  12           266,895       1,146,040  1,213,036  1,315,916  146,040  213,036     315,916
  13           297,008       1,158,055  1,237,534  1,364,574  158,055  237,534     364,574
  14           328,626       1,169,786  1,263,013  1,418,169  169,786  263,013     418,169
  15           361,825       1,181,203  1,289,480  1,477,178  181,203  289,480     477,178
  16           396,684       1,192,268  1,316,938  1,542,120  192,268  316,938     542,120
  17           433,286       1,202,935  1,345,375  1,613,554  202,935  345,375     613,554
  18           471,718       1,213,142  1,374,768  1,692,085  213,142  374,768     692,085
  19           512,072       1,222,818  1,405,080  1,778,367  222,819  405,080     778,367
  20           554,444       1,231,875  1,436,249  1,873,102  231,875  436,249     873,102
  25           800,279       1,266,737  1,605,056  2,506,535  266,737  605,056   1,506,535
  30         1,114,034       1,265,989  1,777,283  3,501,773  265,989  777,283   2,501,773
  35         1,514,473       1,196,987  1,913,469  5,043,925  196,988  913,469   4,043,925

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Flexible Premium Variable Life Survivorship
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Maximum Charges

                                      Death Benefit                  Surrender Value
                             -------------------------------  ----------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
                             -------------------------------  ----------------------------
Policy     accumulated at
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
 ----    ------------------  ---------  ---------  ---------  -------  -------    --------
   1            16,768       1,000,000  1,000,000  1,000,000   10,901   11,594      12,287
   2            34,374       1,000,000  1,000,000  1,000,000   22,718   24,846      27,053
   3            52,861       1,000,000  1,000,000  1,000,000   34,245   38,562      43,214
   4            72,271       1,000,000  1,000,000  1,000,000   45,703   52,986      61,144
   5            92,653       1,000,000  1,000,000  1,000,000   56,834   67,882      80,746
   6           114,053       1,000,000  1,000,000  1,000,000   68,671   84,342     103,310
   7           136,524       1,000,000  1,000,000  1,000,000   80,120  101,308     127,969
   8           160,118       1,000,000  1,000,000  1,000,000   91,155  118,771     154,907
   9           184,891       1,000,000  1,000,000  1,000,000  101,747  136,720     184,335
  10           210,904       1,000,000  1,000,000  1,000,000  111,860  155,140     216,477
  11           238,217       1,000,000  1,000,000  1,000,000  121,960  174,547     252,154
  12           266,895       1,000,000  1,000,000  1,000,000  131,474  194,393     291,127
  13           297,008       1,000,000  1,000,000  1,000,000  140,331  214,633     333,707
  14           328,626       1,000,000  1,000,000  1,000,000  148,441  235,207     380,234
  15           361,825       1,000,000  1,000,000  1,000,000  155,697  256,044     431,104
  16           396,684       1,000,000  1,000,000  1,000,000  161,984  277,072     486,780
  17           433,286       1,000,000  1,000,000  1,018,580  167,116  298,160     547,664
  18           471,718       1,000,000  1,000,000  1,105,725  171,044  319,305     613,826
  19           512,072       1,000,000  1,000,000  1,197,018  173,563  340,382     685,532
  20           554,444       1,000,000  1,000,000  1,292,741  174,480  361,291     763,136
  25           800,279       1,000,000  1,000,000  1,849,337  144,641  458,581   1,252,332
  30         1,114,034       1,000,000  1,000,000  2,567,693    2,132  521,335   1,939,134
  35         1,514,473              **  1,000,000  3,503,540       **  494,468   2,871,120


* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
**   Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

PLAN: Flexible Premium Variable Life Survivorship
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Maximum Charges

                                      Death Benefit                  Surrender Value
                             -------------------------------  ----------------------------
                                  Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
                             -------------------------------  ----------------------------
Policy     accumulated at
 Year    5% annual interest     0%         6%         12%       0%        6%          12%
 ----    ------------------  ---------  ---------  ---------  -------  -------    --------
   1            16,768       1,010,900  1,011,594  1,012,287   10,900   11,594      12,287
   2            34,374       1,022,715  1,024,843  1,027,050   22,715   24,843      27,050
   3            52,861       1,034,235  1,038,551  1,043,202   34,235   38,551      43,202
   4            72,271       1,045,678  1,052,957  1,061,110   45,678   52,957      61,110
   5            92,653       1,056,783  1,067,819  1,080,670   56,783   67,819      80,670
   6           114,053       1,068,576  1,084,222  1,103,160   68,576   84,222     103,160
   7           136,524       1,079,958  1,101,096  1,127,693   79,958  101,096     127,693
   8           160,118       1,090,893  1,118,417  1,154,431   90,893  118,417     154,431
   9           184,891       1,101,345  1,136,158  1,183,550  101,345  136,158     183,550
  10           210,904       1,111,265  1,154,278  1,215,228  111,265  154,278     215,228
  11           238,217       1,121,105  1,173,262  1,250,222  121,105  173,263     250,222
  12           266,895       1,130,274  1,192,525  1,288,210  130,274  192,525     288,210
  13           297,008       1,138,681  1,211,970  1,329,383  138,681  211,970     329,383
  14           328,626       1,146,208  1,231,469  1,373,923  146,208  231,469     373,923
  15           361,825       1,152,719  1,250,869  1,422,009  152,719  250,869     422,009
  16           396,684       1,158,064  1,269,994  1,473,820  158,064  269,994     473,820
  17           433,286       1,162,012  1,288,572  1,529,465  162,012  288,572     529,465
  18           471,718       1,164,496  1,306,488  1,589,234  164,496  306,488     589,234
  19           512,072       1,165,268  1,323,431  1,653,251  165,268  323,431     653,251
  20           554,444       1,164,099  1,339,095  1,721,671  164,099  339,095     721,671
  25           800,279       1,118,067  1,382,982  2,132,594  118,067  382,982   1,132,594
  30         1,114,034              **  1,303,944  2,644,892       **  303,944   1,644,892
  35         1,514,473              **         **  3,209,172       **       **   2,209,172

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
**   Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                            ADDITIONAL INFORMATION

     This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 4 through 21.

Contents of this section                                       Beginning on page
------------------------                                       -----------------

Description of John Hancock....................................          28

How we support the policy and investment options...............          28

Procedures for issuance of a policy............................          29

Basic Sum Insured vs. Additional Sum Insured...................          30

Commencement of investment performance.........................          31

How we process certain policy transactions.....................          31

Effects of policy loans........................................          32

Additional information about how certain policy charges
work...........................................................          33

How we market the policies.....................................          34

Tax considerations.............................................          35

Reports that you will receive..................................          37

Voting privileges that you will have...........................          37

Changes that John Hancock can make as to your policy...........          38

Adjustments we make to death benefits..........................          38

When we pay policy proceeds....................................          38

Other details about exercising rights and paying benefits......          39

Legal matters..................................................          39

Registration statement filed with the SEC......................          39

Accounting and actuarial experts...............................          39

Financial statements of John Hancock and the Account...........          40

List of Directors and Executive Officers of John Hancock.......          41

Description of John Hancock

     We are John Hancock Life Insurance Company, a Massachusetts stock life insuarnce company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock Life Insurance Company became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. Our Home Office is at John Hancock Place, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states and in the District of Columbia. As of December 31, 2000, our assets were approximately $88 billion.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

How we support the policy and investment options

Separate Account UV

     The variable investment options shown on page 1 are in fact subaccounts of Separate Account UV (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or John Hancock.

     The Account's assets are the property of John Hancock. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

     The assets in each subaccount are invested in the corresponding fund of one of the Series Funds. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

     We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

     Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

     Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Procedures for issuance of a policy

     Generally, the policy is available with a minimum Basic Sum Insured at issue of $250,000. Since the Additional Sum Insured must equal the Basic Sum Insured at issue, that means the minimum Total Sum Insured at issue is generally $500,000. At the time of issue, each insured person must have an attained age of at least 20 and no more than 80. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured persons in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

     The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of each of the insured persons, the Total Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured persons' rate classes should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the last surviving insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 30).

     The policy will take effect only if all of the following conditions are satisfied:

 .    The policy is delivered to and received by the applicant.

 .    The Minimum Initial Premium is received by us.

 .    Each insured person is living and still meets our health criteria for issuing insurance.

If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

     In order to preserve a younger age at issue for one or both of the insured persons, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

     The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (because of an insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary survivorship term life insurance coverage on the insured persons for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Basic Sum Insured vs. Additional Sum Insured

     As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

     The amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy's surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.

     Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the Policy's Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.

     If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.

     Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see "Tax Considerations" beginning on page 35).

Commencement of investment performance

     Any premium payment processed prior to the twentieth day after the date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

     All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.

How we process certain policy transactions

Premium payments

     We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

     (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

     (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

     (3) We will process the portion of any premium payment for which we require evidence of an insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

     (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 .    The tax problem resolves itself prior to the date the refund is to be made;
     or

 .    The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

     (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.

Transfers among investment options

     Any reallocation among investment options must be such that the total in all investment options after reallocation equals 100% of account value. Transfers out of a variable investment option will be effective at the end of the business day in which we receive at our Life Servicing Office notice satisfactory to us.

     If received on or before the policy anniversary, requests for transfer out of the fixed investment option will be processed on the policy anniversary (or the next business day if the policy anniversary does not occur on a business day). If received after the policy anniversary, such a request will be processed at the end of the business day in which we receive the request at our Life Servicing Office. If you request a transfer out of the fixed investment option 61 days or more prior to the policy anniversary, we will not process that portion of the reallocation, and your confirmation statement will not reflect a transfer out of the fixed investment option as to such request. We have the right to defer transfers of amounts out of the fixed investment option for up to six months.

Dollar cost averaging

     Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.

     Once we receive the election in form satisfactory to us at our Life Servicing Office, transfers will begin on the second monthly deduction date following its receipt. If you have any questions with respect to this provision, call 1-800-732-5543.

     Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the last surviving insured person. We reserve the right to modify, terminate or suspend the dollar cost averaging program at any time.

Telephone transfers and policy loans

     Once you have completed a written authorization, you may request a transfer or policy loan by telephone or by fax. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

Effective date of other policy transactions

     The following transactions take effect on the policy anniversary on or next following the date we approve the request:

 .    Additional Sum Insured increases

 .    Change of death benefit option from Option B to Option A, when and if permitted by our administrative rules (see "Change of death benefit option" on page 18)

     Total Sum Insured decreases and reinstatements of lapsed policies take effect on the monthly deduction date on or next following the date we approve the request for decrease or reinstatement.

     We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

Effects of policy loans

     The account value, the surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Whenever the outstanding loan exceeds 90% of your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 35).

Additional information about how certain policy charges work

Sales expenses and related charges

     The sales charges help to compensate us for the cost of selling our policies. (See "What charges will John Hancock deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 34.)

Effect of premium payment pattern

     You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $14,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to the ninth policy year, you would pay total sales charges of only $9,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 35.)

Monthly charges

     We deduct the monthly charges described in the Basic Information section from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

     The insurance under the policy continues in full force during any grace period but, if the last surviving insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

     The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

How we market the policies

     John Hancock Funds, Inc. ("JHFI") and Signator Investors, Inc.("Signator") act as principal distributors of the policies sold through this prospectus. JHFI and Signator are each registered as a broker-dealer under the Securities Exchange Act of 1934, and each is a member of the National Association of Securities Dealers, Inc. JHFI's address is 101 Huntington Avenue, Boston, Massachusetts 02199. Signator's address is 200 Clarendon Street, John Hancock Place, Boston, Massachusetts 02117. JHFI and Signator are subsidiaries of John Hancock.

     You can purchase a policy through representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHFI and us, or with Signator and us. We pay compensation to these broker-dealers for promoting, marketing and selling our products through their representatives who are authorized by applicable law to sell variable life insurance polices. In turn, the broker-dealers pay a portion of the compensation to these representatives, under their own arrangements. The most common schedule of gross commissions (inclusive of overrides and expense allowance payments paid to such broker-dealers and financial institutions) is as follows:

 .    87.75% of first year premiums paid up to the Target Premium plus 5.85% of any excess premium payments,

 .    5% of premiums paid in policy years 2 through 4 up to the Target premium plus 3% of any excess premium payments, and

 .    3% of all premium payments paid in policy years 5 through 10.

     In situations where the broker dealer provides some or all of the additional marketing services required, we may pay an additional gross first year commission of up to 20% of premiums paid up to the Target Premium. In such instances, we may also pay an additional gross renewal commission. The additional gross renewal commission would not be expected to exceed 0.10% of account value less policy loans in policy years 2 and thereafter. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions.

     Signator also pays its branch office principals, who are also independent general agents of ours, for sales of the policies to Signator customers. In turn, the branch office principals pay a portion of their compensation to their assigned marketing representatives, under their own arrangments. The most common schedule of gross commission (inclusive of overrides and expense allowance payments paid to such branch office principals) is as follows:

 .    89% of the Target Premium paid in the first policy year, 10% of the Target
     Premium paid in each of policy years 2 through 4, and 3% of the Target Premium paid in each policy year thereafter,

 .    5.89% of any premium paid in the first policy year in excess of the Target
     Premium, and

 .    3% to 3.25% of any premium paid in any other policy year in excess of the
     Target Premium.

     Representatives who meet certain productivity and persistency standards may be eligible for additional compensation. From time to time, JHFI and Signator, at their expense, may provide significant additional amounts to financial services firms which sell or arrange for the sale of the policies. Such amounts may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, and/or other events or activities sponsored by the financial services firms.

     We offer these contracts on a continuous basis, but neither JHFI nor Signator is obligated to sell any particular amount of policies. JHFI and Signator also serve as principal underwriters for John Hancock Variable Annuity Accounts U, I and V,and John Hancock Variable Life Accounts S, U and V, all of which are registered under the 1940 Act. Signator is also the principal underwriter for the John Hancock Variable Series Trust I, and JHFI is the principal underwriter for the John Hancock Declaration Trust.

     We reimburse JHFI and Signator for certain direct and indirect expenses actually incurred in connection with the marketing of these contracts. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. Officers and employees of John Hancock are covered by a blanket bond by a commercial carrier in the amount of $25 million.

Tax considerations

     This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

Policy proceeds

     We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines life insurance for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

     If the policy complies with the definition of life insurance, we believe the death benefit under the policy will be excludable from the beneficiary's gross income under the Code. In addition, increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

     In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

     We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

     It is possible that, despite our monitoring, a policy might fail to qualify as life insurance under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income and gains under the policy for the period of the disqualification and for subsequent periods.

     In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the ability of a policy owner to direct his or her investment to particular funds may cause the policy owner, rather than the insurance company, to be treated as the owner of the shares of those funds. In that case, any income and gains attributable to those shares would be included in your current gross income for federal income tax purposes. Under current law, however, we believe that we, and not the owner of a policy, would be considered the owner of the fund's shares for tax purposes.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

7-pay premium limit

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

     The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

     Furthermore, any time there is a "material change" in a policy (such as an increase in Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

     Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits), the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

     All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Reports that you will receive

     At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of the Series Funds, including a list of securities held in each fund.

Voting privileges that you will have

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for the Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.

Changes that John Hancock can make as to your policy

Changes relating to a Series Fund or the Account

     The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would beJohn Hancock or an affiliate, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

Other permissible changes

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

 .    Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

 .    Combining or removing investment options

 .    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

Adjustments we make to death benefits

     If either insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of either insured person, we will adjust the amount of any death benefit as described in the policy.

When we pay policy proceeds

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the death of the last surviving insured person, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Other details about exercising rights and paying benefits

Joint ownership

     If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the death of the last surviving insured person. You may change the beneficiary during that insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the last surviving insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Legal matters

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for John Hancock. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.

Registration statement filed with the SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.

Accounting and actuarial experts

     The financial statements of John Hancock and the Account included in this prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing. Actuarial matters included in this prospectus have been examined by Todd G. Engelsen, F.S.A., an Actuary and Second Vice President of John Hancock.

Financial statements of John Hancock and the Account

     The financial statements of John Hancock included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the policies.

           List of Directors and Executive Officers of John Hancock

  The Directors and Executive Officers of John Hancock and their principal occupations during the past five years are as follows:

Directors                                   Principal Occupations
---------                                   ---------------------

Stephen L. Brown..........  Chairman of the Board, John Hancock
David F. D'Alessandro.....  President and Chief Executive Officer, John Hancock
Foster L. Aborn...........  Director, formerly Vice Chairman of the Board and
                            Chief Investment Officer, John Hancock
Samuel W. Bodman..........  Chairman of the Board and Chief Executive Officer,
                            Cabot Corporation (chemicals)
I. MacAllister Booth......  Retired Chairman of the Board and Chief Executive
                            Officer, Polaroid Corporation (photographic
                            products)
Wayne A. Budd.............  Executive Vice President and General Counsel, John
                            Hancock
John M. Connors, Jr.......  Chairman and Chief Executive Officer and Director,
                            Hill, Holliday, Connors, Cosmopoulos, Inc.
                            (advertising).
Robert E. Fast............  Senior Partner, Hale and Dorr (law firm).
Kathleen F. Feldstein.....  President, Economic Studies, Inc. (economic consulting).
Nelson S. Gifford.........  Principal, Fleetwing Capital Management (financial services)
Michael C. Hawley.........  Retired Chairman and Chief Executive Officer, The
                            Gillette Company (razors, etc.)
Edward H. Linde...........  President and Chief Executive Officer, Boston
                            Properties, Inc. (real estate)
Judith A, McHale..........  President and Chief Operating Officer, Discovery
                            Communications, Inc. (multimedia communications)
R. Robert Popeo...........  Chairman, Mintz, Levin, Cohn, Ferris, Glovsky and
                            Popeo (law firm)
Richard F. Syron..........  Chairman of the Board, President and Chief Executive
                            Officer, Thermo Electron Corp. (scientific and industrial instruments)
Robert J. Tarr, Jr........  Chairman, President and Chief Executive Officer,
                            HomeRuns.com (online grocer)
Robert F. Walters.........  Executive Vice President and Chief Information
                            Officer

Other Executive Officers
------------------------

Thomas E. Moloney.........  Chief Financial Officer
Derek Chilvers............  Chairman and Chief Executive Officer of John Hancock
                            International Holdings, Inc.
John M. DeCiccio..........  Executive Vice President and Chief Investment
                            Officer
Kathleen M. Graveline.....  Executive Vice President - Retail
Barry J. Rubenstein.......  Vice President, Counsel and Secretary

     The business address of all Directors and officers of John Hancock is John Hancock Place, Boston, Massachusetts 02117.

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
John Hancock Life Insurance Company

     We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. Our audits also included the financial statement schedules listed in the Index at
Item 14(a). These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
March 16, 2001

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                                                             December 31,
                                                             ------------
                                                           2000        1999
                                                           ----        ----
                                                            (in millions)

Assets
Investments--Notes 3 and 4
Fixed maturities:
  Held-to-maturity--at amortized cost
  (fair value: 2000--$11,651.2; 1999--$13,438.7).....    $11,888.6   $13,790.2
  Available-for-sale--at fair value (cost:
  2000--$15,790.3; 1999--$17,150.9)..................     16,023.5    16,959.2
Equity securities:
  Available-for-sale--at fair value (cost:
  2000--$830.6; 1999--$1,086.2)......................      1,094.9     1,230.2
  Trading securities--at fair value (cost:
  2000--$193.4; 1999--$53.8).........................        231.6        84.1
Mortgage loans on real estate........................      8,968.9    10,733.0
Real estate..........................................        519.0       548.5
Policy loans.........................................        428.6     1,938.8
Short-term investments...............................        151.9       166.9
Other invested assets................................      1,353.0     1,311.1
                                                         ---------   ---------
  Total Investments..................................     40,660.0    46,762.0
Cash and cash equivalents............................      2,841.2     1,797.7
Accrued investment income............................        585.9       652.0
Premiums and accounts receivable.....................        210.8       215.6
Deferred policy acquisition costs....................      2,388.5     3,142.7
Reinsurance recoverable--Note 9......................      2,829.0     2,246.0
Other assets.........................................      2,100.6     1,724.8
Closed block assets--Note 6..........................      9,710.0          --
Separate accounts assets.............................     26,454.8    28,047.6
                                                         ---------   ---------
  Total Assets.......................................    $87,780.8   $84,588.4
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                            December 31,
                                                          2000        1999
                                                          ----        ----
                                                            (in millions)

Liabilities and Shareholder's Equity
Liabilities
Future policy benefits...............................   $22,996.4   $31,106.2
Policyholders' funds.................................    15,722.9    15,562.3
Unearned revenue.....................................       671.3       490.2
Unpaid claims and claim expense reserves.............       253.7       358.9
Dividends payable to policyholders...................       130.8       472.8
Short-term debt--Note 7..............................       245.3       453.8
Long-term debt--Note 7...............................       534.0       536.9
Income taxes--Note 5.................................       428.8       161.8
Other liabilities....................................     2,600.7     2,551.2
Closed block liabilities--Note 6.....................    12,035.9          --
Separate accounts liabilities........................    26,454.8    28,047.6
                                                        ---------   ---------
  Total Liabilities..................................    82,074.6    79,741.7
Minority interest--Note 8............................       290.3        93.5
Commitments and contingencies--Note 11
Shareholder's Equity--Note 12........................
Common stock, $10,000 par value; 1,000 shares
 authorized and outstanding..........................        10.0          --
Additional paid in capital...........................     4,998.9          --
Retained earnings....................................       330.1     4,782.9
Accumulated other comprehensive income (loss)........        76.9       (29.7)
                                                        ---------   ---------
  Total Shareholder's Equity.........................     5,415.9     4,753.2
                                                        ---------   ---------
  Total Liabilities and Shareholder's Equity.........   $87,780.8   $84,588.4
                                                        =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                                                 Year Ended December 31,
                                                 -----------------------
                                                2000       1999        1998
                                                ----       ----        ----
                                                      (in millions)

Revenues
Premiums...................................   $2,190.4   $2,411.3    $2,109.0
Universal life and investment-type product
 charges...................................      746.7      703.3       597.0
Net investment income--Note 3..............    3,251.0    3,568.5     3,328.0
Net realized investment gains, net of
 related amortization of deferred
 policy acquisition costs and amounts
 credited to participating pension
 contractholders ($6.0, $85.8 and $120.3,
 respectively)--Notes 1, 3, and 13.........       83.9      175.2       106.1
Investment management revenues, commissions
 and other fees............................      764.8      680.9       659.7
Other revenue (expense)....................      (13.9)       0.1        10.3
Contribution from the closed block--Note 6       124.1         --          --
                                              --------   --------    --------
  Total revenues...........................    7,147.0    7,539.3     6,810.1
Benefits and expenses
Benefits to policyholders, excluding amounts
 related to net realized
 investment gains credited to participating
 pension contractholders
 ($6.9, $35.3, $79.1, respectively)--Notes
 1, 3, and 13..............................    4,092.5    5,133.0     4,082.6
Other operating costs and expenses.........    1,507.7    1,384.4     1,357.8
Amortization of deferred policy acquisition
 costs, excluding amounts related to net
 realized investment gains (losses)
 (($0.9), $50.5 and $41.2,
 respectively)--Notes 1, 3 and 13..........      183.8      164.2       261.2
Dividends to policyholders.................      157.3      501.6       473.2
Demutualization expenses                          10.6       96.2        18.0
                                              --------   --------    --------
  Total benefits and expenses..............    5,951.9    7,279.4     6,192.8
                                              --------   --------    --------
Income before income taxes, minority
 interest and cumulative effect of
 accounting change.........................    1,195.1      259.9       617.3
Income taxes--Note 5.......................      344.4       97.9       174.1
                                              --------   --------    --------
Income before minority interest and
 cumulative
 effect of accounting change...............      850.7      162.0       443.2
Minority interest--Note 8..................      (10.6)      (1.6)       (1.1)
                                              --------   --------    --------
Income before cumulative effect of
 accounting change.........................      840.1      160.4       442.1
Cumulative effect of accounting change, net
 of tax--Note 1............................         --       (9.7)         --
                                              --------   --------    --------
Net income.................................   $  840.1   $  150.7    $  442.1
                                              ========   ========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                             Accumulated
                                                     Additional                  Other           Total
                                             Common   Paid In    Retained    Comprehensive    Shareholder's
                                             Stock    Capital     Earnings   Income (Loss)       Equity
                                             -----    -------     --------   -------------       ------
(in millions)
Balance at January 1, 1998................                       $4,190.1     $  446.7         $4,636.8
Comprehensive income:
 Net income...............................                          442.1                         442.1
Other comprehensive income, net of tax:
 Net unrealized gains (losses)............                                      (148.6)          (148.6)
 Foreign currency translation
  adjustment..............................                                        (6.0)            (6.0)
 Minimum pension liability................                                        (8.8)            (8.8)
                                                                                               --------
Comprehensive income......................                                                        278.7
                                                                 --------     --------         --------
Balance at December 31, 1998..............                        4,632.2        283.3          4,915.5
Comprehensive income:
 Net income...............................                          150.7                         150.7
Other comprehensive income, net of tax:
 Net unrealized gains (losses)............                                      (307.0)          (307.0)
 Foreign currency translation
  adjustment..............................                                        16.9             16.9
 Minimum pension liability................                                       (22.9)           (22.9)
                                                                                               --------
Comprehensive income......................                                                       (162.3)
                                                                 --------     --------         --------
Balance at December 31, 1999..............                       $4,782.9     $  (29.7)        $4,753.2
                                                                 ========     ========         ========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

 CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE
                              INCOME--(CONTINUED)

                                                                                Accumulated
                                                       Additional                   Other           Total
                                               Common    Paid In    Retained    Comprehensive    Shareholder's
                                                Stock    Capital    Earnings    Income (Loss)       Equity
                                                -----    -------   ---------    ------------        ------
(in millions)
Balance at December 31, 1999.............         --          --   $ 4,782.9      $(29.7)         $4,753.2
Demutualization transaction..............      $10.0    $4,956.4    (4,826.9)                        139.5
Comprehensive income:
 Net income before demutualization.......                               44.0                          44.0
 Net income after demutualization........                              796.1                         796.1
                                                                   ---------                      --------
 Net income for the year.................                              840.1                         840.1
Other comprehensive income, net of tax:
 Net unrealized gains (losses)...........                                          122.0             122.0
 Foreign currency translation
  adjustment.............................                                          (19.1)            (19.1)
 Minimum pension liability...............                                            8.2               8.2
                                                                                  ------          --------
Comprehensive income.....................                                                            951.2
Capital contributions from
 parent company..........................                   42.5                                      42.5
Dividend paid to parent  company.........                             (466.0)                       (466.0)
Minority interest........................                                           (4.5)             (4.5)
                                               -----    --------   ---------      ------          --------
Balance at December 31, 2000.............      $10.0    $4,998.9   $   330.1      $ 76.9          $5,415.9
                                               =====    ========   =========      ======          ========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
                                                    -----------------------
                                                2000         1999          1998
                                                ----         ----          ----
                                                         (in millions)
Cash flows from operating activities:
 Net income................................   $   840.1   $    150.7    $    442.1
  Adjustments to reconcile net income
   to net cash provided by operating
   activities:
  Amortization of discount--fixed
   maturities..............................      (121.8)       (77.9)        (55.6)
  Realized investment gains, net...........       (83.9)      (175.2)       (106.1)
  Change in deferred policy acquisition
   costs...................................      (334.0)      (281.3)       (173.8)
  Depreciation and amortization............        98.6         74.3          90.2
  Net cash flows from trading
   securities..............................      (147.5)       (16.2)          4.2
  (Increase) decrease in accrued
   investment income.......................       (70.0)      (116.3)         21.9
  Decrease in premiums and accounts
   receivable..............................         0.8         11.8         131.3
  Increase in other assets and other
   liabilities, net........................      (546.4)      (218.7)       (427.4)
  Increase in policy liabilities and
   accruals, net...........................     1,776.9      2,253.6       1,347.4
  Loss on sale of subsidiaries.............          --         21.3            --
  Increase (decrease) in income taxes......       434.6         (4.2)         16.6
  Initial cash transferred to the
   closed block............................      (158.6)          --            --
  Contribution from the closed block.......      (124.1)          --            --
                                              ---------   ----------    ----------
Net cash provided by operating
 activities................................     1,564.7      1,621.9       1,290.8
Cash flows from investing activities:
  Sales of:
  Fixed maturities held-to-maturity........          --         28.7           8.5
  Fixed maturities available-for-sale......     4,896.8      9,824.0      21,079.2
  Equity securities available-for-sale.....       742.9        182.7         249.2
  Real estate..............................        66.4      1,286.3         640.3
  Short-term investments and other
   invested assets.........................       101.9        764.4         926.3
Maturities, prepayments and scheduled
 redemptions of:
  Fixed maturities held-to-maturity........     1,553.9      1,777.1       2,166.9
  Fixed maturities available-for-sale......     1,394.2      1,880.3       2,162.3
  Short-term investments and other
   invested assets.........................       459.9        311.8          79.4
  Mortgage loans on real estate............     1,429.9      1,509.0       1,849.8
Purchases of:
  Fixed maturities held-to-maturity........    (1,860.8)    (2,715.1)     (2,428.5)
  Fixed maturities available-for-sale......    (7,553.0)   (12,660.6)    (24,118.7)
  Equity securities available-for-sale.....      (511.6)      (384.1)       (384.5)
  Real estate..............................       (46.0)      (197.2)       (152.0)
  Short-term investments and other
   invested assets.........................      (818.5)      (715.4)     (1,103.0)
  Mortgage loans on real estate issued.....    (1,605.8)    (2,410.7)     (2,265.3)
 Cash received related to acquisition
  of business..............................       141.3           --            --
  Net cash received (paid) related to
   sale of subsidiaries....................       267.2       (206.5)           --
  Net cash paid for acquisition of
   subsidiary..............................          --       (200.4)           --
 Other, net................................        22.8         (7.9)        (13.0)
                                              ---------   ----------    ----------
 Net cash used in investing activities.....    (1,318.5)    (1,933.6)     (1,303.1)
                                              =========   ==========    ==========

The accompanying notes are an integral part of these consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                                                Year Ended December 31,
                                                -----------------------
                                             2000        1999         1998
                                             ----        ----         ----
                                                     (in millions)

Cash flows from financing activities:
 Issuance of common stock................  $    10.0          --           --
 Contribution from Parent................    1,552.0
 Payments to eligible policyholders
  under Plan of Reorganization...........   (1,076.7)         --           --
 Dividend paid to parent company.........     (466.0)         --           --
 Proceeds from issuance of preferred
  stock..................................         --   $    68.2           --
 Universal life and investment--type
  contract deposits......................    8,148.3     8,365.9    $ 8,214.8
 Universal life and investment-type
  contract maturities and withdrawals....   (7,158.8)   (8,144.0)    (7,204.1)
 Issuance of long-term debt..............       20.0         6.0         77.0
 Repayment of long-term debt.............      (73.2)      (15.5)      (298.1)
 Net (decrease) increase in commercial
  paper..................................     (158.3)      (30.5)        60.4
                                           ---------   ---------    ---------
  Net cash provided by financing
   activities............................      797.3       250.1        850.0
                                           ---------   ---------    ---------
  Net increase (decrease) in cash and
   cash equivalents......................    1,043.5       (61.6)       837.7
Cash and cash equivalents at beginning
 of year.................................    1,797.7     1,859.3      1,021.6
                                           ---------   ---------    ---------
Cash and cash equivalents at end of
 year....................................  $ 2,841.2   $ 1,797.7    $ 1,859.3
                                           =========   =========    =========

The accompanying notes are an integral part of these consolidated financial statement.

                      JOHN HANCOCK LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOte 1--Summary of Significant Accounting Policies

     John Hancock Life Insurance Company (the Company), formerly known as John Hancock Mutual Life Insurance Company (the Mutual Company) and Subsidiaries, is a diversified financial services organization that provides a broad range of insurance and investment products and investment management and advisory services.

     Reorganization and Initial Public Offering

     In connection with the Mutual Company's Plan of Reorganization (the Plan), effective February 1, 2000, the Mutual Company converted from a mutual life insurance company to a stock life insurance company (i.e., demutualized) and became a wholly-owned subsidiary of John Hancock Financial Services, Inc. (JHFS or the parent company), which is a holding company. All policyholder membership interests in the Mutual Company were extinguished on that date and eligible policyholders of the Mutual Company received, in the aggregate, 212.8 million shares of common stock, $1,438.7 million of cash and $43.7 million policy credits as compensation. In addition, the Company established a closed block, to fund the guaranteed benefits and dividends of certain participating insurance policies. In connection with the Plan, the Mutual Company changed its name to John Hancock Life Insurance Company.

     In addition, on February 1, 2000, JHFS completed its initial public offering (IPO) in which 102.0 million shares of common stock were issued at a price of $17.00 per share. Net proceeds from the IPO were $1,657.7 million, of which $105.7 million was retained by JHFS and $1,552.0 million was contributed to the Company.

     Principles of Consolidation

     The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and controlled subsidiaries. Less than majority-owned entities in which the Company has at least a 20% interest are accounted for using the equity method. All significant intercompany transactions and balances have been eliminated.

     As of October 1, 2000, the Company sold 100% of the common stock of John Hancock Reassurance Company Ltd. (JHReCO), a Bermuda based subsidiary, to JHFS for cash of $44.9 million. The sale has been accounted for as a de-pooling of interests, and accordingly all prior period consolidated financial statements have been restated to exclude the results of operations, financial position, and cash flows of JHReCO from the Company's financial statements. No gain or loss was recognized on the transaction.

     The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

     Investments

     In accordance with the provisions of Statement of Financial Accounting Standards (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Bonds and mortgage-backed securities which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of related amortization of deferred policy acquisition costs, amounts credited to participating pension contractholders and applicable taxes. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date, and anticipated future payments and any resulting adjustment is included in net investment income.

     Equity securities include common stock and non-redeemable preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities which the Company has classified as available-for-sale, unrealized gains and losses are reflected in shareholder's equity as described above. Impairments in value deemed to be other than temporary are reported as a component of realized investment gains (losses). Gains and losses, both realized and unrealized, on equity securities classified as trading are included in net investment income.

     Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or on the collateral value of the loan if the loan is collateral dependent. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of realized investment gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is collateral value. Foreclosed real estate is then recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

     Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of realized investment gains (losses).

     Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any change to the valuation allowance for real estate to be disposed of is reported as a component of realized investment gains (losses). The Company does not depreciate real estate to be disposed of. During 1998, the Company made a strategic decision to sell the majority of its commercial real estate portfolio. Properties with a carrying value of $43.7 million, $979.7 million and $512.0 million were sold in 2000, 1999 and 1998, respectively. As of December 31, 2000, the plan to divest the Company of the majority of its commercial real estate portfolio is substantially complete.

     Policy loans are carried at unpaid principal balances which approximate fair value.

     Short-term investments are carried at amortized cost.

     Partnership and joint venture interests in which the Company does not have control or a majority ownership interest are recorded using the equity method of accounting and included in other invested assets.

     Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs and amounts credited to participating pension contractholder accounts.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (Continued)

     Derivative Financial Instruments

     The Company uses futures contracts, interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, and foreign exchange rate fluctuations, and to manage duration mismatch of assets and liabilities. The Company also uses equity collar agreements to reduce its exposure to market fluctuations in certain equity securities.

     The Company uses futures contracts principally to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts and funding agreements. Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield.

     The Company uses interest rate swap, cap and floor agreements and swaptions for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to more closely match its liabilities. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. Interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal) to hedge against rising and falling interest rates. Swaptions entitle the Company to receive settlement payments from other parties on specified expiration dates, contingent on future interest rates. The amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount.

     Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates.

     The Company invests in common stock that is subject to fluctuations from market value changes in stock prices. The Company sometimes seeks to reduce its market exposure to such holdings by entering into equity collar agreements. A collar consists of a call option that limits the Company's potential for gain from appreciation in the stock price as well as a put option that limits the Company's potential for loss from a decline in the stock price.

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability.

     The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income. The related amounts due to or from counterparties are included in accrued investment income receivable or payable.

     Premiums paid for interest rate cap and floor agreements and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the agreements. The unamortized premium is included in other assets. Amounts earned on interest rate cap and floor agreements and swaptions are recorded as an adjustment to net investment income. Settlements received on swaptions are deferred and amortized over the life of the hedged assets as an adjustment to yield.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of SIgnificant Accounting Policies (continued)

     Interest rate swap, cap and floor agreements, swaptions and currency rate swap agreements which hedge instruments designated as available-for-sale are adjusted to fair value with the resulting unrealized gains and losses, net of related taxes, included in shareholder's equity. The net unrealized gain (losses) on derivatives hedging available-for-sale instruments included in shareholder's equity was ($181.2) million, $86.1 million, and ($128.1) million, at December 31, 2000, 1999 and 1998, respectively. The change in net unrealized gain (losses) for derivatives recorded as part of other comprehensive income for the years ended December 31, 2000, 1999 and 1998 was ($267.3) million, $214.2 million, and ($68.4) million, respectively. The fair value of those derivatives used to hedge items other than available-for-sale instruments is not recognized in the financial statements.

     Equity collar agreements are carried at fair value and are included in other invested assets, with the resulting unrealized gains and losses included in realized investment gains (losses).

     Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest or price risk, designates these financial instruments as hedges and assesses whether the instruments reduce the hedged risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period.

     From time to time, futures contracts, interest rate swaps, cap and floor agreements, swaptions and currency rate swap agreements are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Realized and unrealized changes in fair value of derivatives designated with items that no longer exist or are no longer probable of occurring are recorded as a component of the gain or loss arising from the disposition of the designated item or included in income when it is determined that the item is no longer probable of occurring. Changes in the fair value of derivatives no longer effective as hedges are recognized in income from the date the derivative becomes ineffective until their expiration.

     Revenue Recognition

     Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

     Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded in income when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from long-term care insurance contracts are recognized as income when due. Premiums from group life and health insurance contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Property and casualty insurance premiums are recognized as earned over the terms of the contracts.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Investment advisory, transfer agent, distribution and service fees are recognized as revenues when services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income in the year received. Selling commissions paid to the selling broker/dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods not exceeding six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

     Future Policy Benefits and Policyholders' Funds

     Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 2.5% to 8.0%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.5% to 8.0% for life insurance liabilities, from 2.0% to 14.2% for individual annuity liabilities and from 2.0% to 12.6% for group annuity liabilities.

     Policyholders' funds for universal life and investment-type products, including guaranteed investment contracts and funding agreements, are equal to the policyholder account values before surrender charges. As of December 31, 2000, the Company had approximately $6.3 billion of funding agreements, none of which contains early termination provisions. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 9.0% for universal life products and from 4.6% to 16.0% for investment-type products.

     Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management. Interest rates used in establishing such liabilities range from 6.0% to 8.5%.

     Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

     Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Property and casualty reserves include loss reserve estimates based on claims reported and unreported and estimates of future expenses to be incurred in settlement of the claims provided for in the loss reserves estimates. These liabilities include estimates of future trends in claim severity and frequency and other factors that could vary as the losses are ultimately settled. During 1999, the Company sold the rest of its property and casualty business.

     Participating Insurance

     Participating business represents approximately 86.3%, 88.1%, and 87.7% of the Company's life insurance in force, 97.9%, 98.3%, and 98.4% of the number of life insurance policies in force, and 99.6%, 97.4%, and 97.3% of life insurance premiums in 2000, 1999 and 1998, respectively.

     The portion of earnings allocated to participating pension contractholders that cannot be expected to inure to the Company is excluded from net income and shareholder's equity.

     The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. For policies included in the closed block, expense experience is not included in determining policyholders' dividends.

     Deferred Policy Acquisition Costs

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. For participating traditional life insurance policies, such costs are being amortized over the life of the contracts at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the contracts. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised. For non-participating term life and long-term care insurance products, such costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Amortization expense was $182.9 million, $214.7 million, and $302.4 million in 2000, 1999 and 1998, respectively.

     Amortization of deferred policy acquisition costs is allocated to: (1) realized investment gains and losses for those products that realized gains and losses have a direct impact on the amortization of deferred policy acquisition costs; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Realized investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from realized gains and losses, management believes that presenting realized investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

Cash and Cash Equivalents

     Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

     Goodwill and Value of Business Acquired

     The excess of cost over the fair value of the net assets of businesses acquired was $228.6 million and $155.3 million at December 31, 2000 and 1999, respectively, and is included in other assets in the consolidated balance sheets. Goodwill is amortized on systematic bases over periods not exceeding 40 years, which correspond with the benefits estimated to be derived from the acquisitions. Accumulated amortization was $63.6 million and $43.3 million at December 31, 2000 and 1999, respectively. Amortization expense included in other operating costs and expenses was $20.3 million, $9.7 million, and $9.1 million, in 2000, 1999 and 1998, respectively. The Company reevaluates the recoverability of recorded goodwill based on the undiscounted cash flows of the related business whenever significant events or changes indicate an impairment may exist. If the undiscounted cash flows do not support the amount recorded, an impairment is recognized by a charge to current operations to reduce the carrying value of the goodwill based on the expected discounted cash flows of the related business.

     The Company records an asset representing the present value of future profits of insurance policies inforce related to the businesses acquired. This asset is recorded as the value of business acquired (VOBA) and amounted to $340.0 million and $112.4 million at December 31, 2000 and 1999, respectively, and is included in other assets in the consolidated financial statements. VOBA is amortized in proportion to the present value of expected gross profits. Amortization expense included in other operating costs and expenses was $4.9 million, $1.3 million and $1.7 million in 2000, 1999 and 1998 respectively.

     On October 1, 1999, The Maritime Life Assurance Company (Maritime), an indirect majority owned subsidiary of the Company, completed its purchase of Aetna Canada Holdings Limited (Aetna Canada) for approximately $296 million. On March 1, 2000, the Company acquired the individual long-term care insurance business of Fortis, Inc. (Fortis) through a coinsurance agreement for approximately $165 million. The acquisitions were recorded under the purchase method of accounting and, accordingly, the operating results have been included in the Company's consolidated results of operations from the applicable date of acquisition. Each purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values, with the excess of the applicable purchase price over the estimated fair values recorded as goodwill. The goodwill calculation related to the Fortis acquisition is preliminary and further refinements might be necessary and are expected to be finalized in 2001. The unaudited pro forma revenues and net income, assuming that the acquisition of Aetna Canada had occurred at the beginning of 1999, were $7,899.2 million and $158.4 million, respectively, for the year ended December 31, 1999. The pro forma results, assuming the acquisition of Fortis had taken place as of the beginning of 2000 and 1999, respectively, would not be materially different from the reported results.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Separate Accounts

     Separate accounts assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Investment income and investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and realized investment gains and losses of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

     Reinsurance

     The Company utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

     Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

     Federal Income Taxes

     The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates.

     Foreign Currency Translation

     The assets and liabilities of operations in foreign currencies are translated into United States dollars at current exchange rates. Revenues and expenses are translated at average rates during the year. The resulting net translation adjustments for each year are accumulated and included in shareholder's equity. Gains or losses on foreign currency transactions are reflected in earnings.

     Severance

     In 1999, the Company initiated a restructuring plan to reduce costs and increase future operating efficiency by consolidating portions of its operations. The plan consists primarily of reducing staff in the home office and terminating certain operations outside the home office.

     In connection with the restructuring plan, approximately 391 employees have been or will be terminated. These employees are or have been associated with operations in our Boston office and outside the home office. As of December 31, 2000, the liability for employee termination costs included in other liabilities was $20.6 million. Employee termination costs, included in other operating costs and expenses, were $18.8 million and $26.3 million for the years ended December 31, 2000 and 1999, respectively. Of the total number of employees affected, approximately 364 have been terminated, having received benefit payments of approximately $24.5 million.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Accounting Changes

     In December 2000, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and Certain Long-Duration Participating Contracts." The SOP, which was adopted with respect to accounting for demutualization expenses by the Company on December 15, 2000, requires that demutualization related expenses be classified as a single line item within income from continuing operations and should not be classified as an extraordinary item. The adoption of SOP 00-3 resulted in the reclassification of demutualization expenses previously recorded as an extraordinary item in 1999 and 1998 of $93.6 million and $11.7 million, respectively (net of tax of $2.6 million and $6.3 million, respectively). The remaining provisions of this SOP, which will require (1) the inclusion of all closed block activity together with all other assets, liabilities, revenues and expenses and (2) recognition of a policyholder dividend obligation that represents cumulative actual closed block earnings in excess of expected periodic amounts calculated at the date of the demutualization, are effective no later than December 31, 2001. See Note 6 for a summary description of the closed block assets, liabilities, revenues and expenses, which do not include the policyholder dividend obligation that will be required in 2001. The Company currently is evaluating the effect that establishing the policyholder dividend obligation will have on its results of operations and financial position. That impact is not known at this time.

     In April 1998, the AICPA issued SOP 98-5, "Reporting the Costs of Start-Up Activities." The SOP, which was adopted by the Company on January 1, 1999, requires that start-up costs capitalized prior to January 1, 1999 be written-off and any future start-up costs be expensed as incurred. The adoption of SOP 98-5 resulted in a charge to operations of $9.7 million (net of tax of $5.9 million) and was accounted for as a cumulative effect of an accounting change.

     In March 1998, the Accounting Standards Executive Committee of the AICPA issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 was adopted by the Company on January 1, 1999. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements.

     SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     Recent Accounting Pronouncements

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement 133." This Statement amends SFAS No. 133 to defer its effective date for one year, to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities--an amendment of SFAS No. 133." This Statement makes certain changes in the hedging provisions of SFAS No. 133, and is effective concurrent with SFAS No. 133. As amended, SFAS No. 133 requires all derivatives to be recognized on the balance sheet at fair value, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in the fair value of the hedged assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value will be recognized immediately in earnings and will be included in net realized and other investment gains. As a result, such amounts will not be included in the determination of the Company's segment after tax operating income.

     The adoption of SFAS No. 133, as amended, will result in an increase in other comprehensive income of $58.8 million (net of tax of $31.7 million) as of January 1, 2001 that will be accounted for as the cumulative effect of an accounting change. In addition, the adoption of SFAS No. 133, as amended, will result in a charge to operations of $26.2 million (net of tax of $14.1 million) as of January 1, 2001, that will be accounted for as the cumulative effect of an accounting change. The Company believes that its current risk management philosophy will remain largely unchanged after adoption of the Statement.

     SFAS No. 133, as amended, precludes the designation of held-to-maturity fixed maturity investment securities as hedged items in hedging relationships where the hedged risk is interest rate risk. As a result, in connection with the adoption of the Statement and consistent with the provisions of the Statement, on January 1, 2001, the Company will reclassify approximately $12.1 billion of its held-to-maturity fixed maturity investment portfolio to the available-for-sale category. This will result in an additional increase in other comprehensive income of $178.6 million (net of tax of $96.2 million) as of January 1, 2001.

     In September 2000, the FASB issued SFAS No 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. Those standards are based on consistent application of a financial components approach that focuses on control. Under that approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. The Statement provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 1--Summary of Significant Accounting Policies (continued)

     In December 1999, the Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin 101 (SAB 101), "Revenue Recognition in Financial Statements." SAB 101 clarifies the SEC staff's views on applying generally accepted accounting principles to revenue recognition in financial statements. In March 2000, the SEC issued an amendment, SAB 101A, which deferred the effective date of SAB 101. In June 2000, the SEC issued a second amendment, SAB 101B, which deferred the effective date of SAB 101 to no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. The Company adopted SAB 101 in the fourth quarter of fiscal 2000. The adoption of SAB 101 did not have a material impact on the Company's results of operation or financial position.

     Codification

     In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiaries will use to prepare their statutory-basis financial statements. The states of domicile of the Company and its domestic life insurance subsidiaries have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification will be reported as an adjustment to surplus as of January 1, 2001. Management believes that, although the implementation of Codification will have a negative impact on the Company and its domestic life insurance subsidiaries' statutory-basis capital and surplus, the Company and its domestic subsidiaries will remain in compliance with all regulatory and contractual obligations.

Note 2-- Transactions with Parent

     The Company provides JHFS with personnel, property and facilities in carrying out certain of its corporate functions. The Company annually determines a fee for these services and facilities based on a number of criteria. The amount of the service fee charged to JHFS was $19.8 million in 2000.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments

     The following information summarizes the components of net investment income and realized investment gains, net:

                                                   Year Ended December 31,
                                                   -----------------------
                                                  2000       1999        1998
                                                  ----       ----        ----
                                                        (in millions)

Net Investment Income
 Fixed maturities............................   $2,281.6   $2,495.5    $2,207.5
 Equity securities...........................       50.3       62.6        18.7
 Mortgage loans on real estate...............      742.1      831.7       781.2
 Real estate.................................       97.1      158.4       415.7
 Policy loans................................       24.5      109.8       111.9
 Short-term investments......................      146.1       92.3        45.3
 Other.......................................      183.0      165.3       181.3
                                                --------   --------    --------
 Gross investment income.....................    3,524.7    3,915.6     3,761.6
  Less investment expenses...................      273.7      347.1       433.6
                                                --------   --------    --------
  Net investment income......................   $3,251.0   $3,568.5    $3,328.0
                                                ========   ========    ========
Net Realized Investment Gains (Losses), Net
 of Related Amortization of Deferred Policy
 Acquisition Costs and Amounts Credited to
 Participating Pension Contractholders
 Fixed maturities............................   $ (128.6)  $  (34.5)   $  110.3
 Equity securities...........................      204.7      113.5       115.2
 Mortgage loans on real estate and real
  estate.....................................      (13.1)     143.5       (15.6)
 Derivatives and other invested assets.......       26.9       38.5        16.5
 Amortization adjustment for deferred
  policy acquisition costs...................        0.9      (50.5)      (41.2)
 Amounts credited to participating pension
  contractholders............................       (6.9)     (35.3)      (79.1)
                                                --------   --------    --------
 Net realized investment gains, net of
  related amortization of deferred
  policy acquisition costs and amounts
  credited to participating
  pension contractholders....................   $   83.9   $  175.2    $  106.1
                                                ========   ========    ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

     Gross gains of $308.7 million in 2000, $192.3 million in 1999, and $267.8 million in 1998, and gross losses of $123.6 million in 2000, $176.8 million in 1999, and $92.9 million in 1998, were realized on the sale of available-for-sale securities.

     The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains       Losses     Value
                                   ---------  ----------  ----------   -----
                                                  (in millions)

December 31, 2000
Held-to-Maturity:
Corporate securities.............  $10,691.1   $  459.2     $665.7   $10,484.6
Mortgage-backed securities.......    1,104.2       10.3       48.2     1,066.3
Obligations of states and
 political subdivisions..........       87.7        3.0        0.7        90.0
Debt securities issued by
 foreign governments.............        5.6        4.7         --        10.3
                                   ---------   --------     ------   ---------
 Total...........................  $11,888.6   $  477.2     $714.6   $11,651.2
                                   =========   ========     ======   =========
Available-for-Sale:
Corporate securities.............  $10,793.5   $  485.5     $415.6   $10,863.4
Mortgage-backed securities.......    3,430.4       82.2       25.2     3,487.4
Obligations of states and
 political subdivisions..........       24.8        1.7         --        26.5
Debt securities issued by
 foreign governments.............    1,354.1      112.3       12.7     1,453.7
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.......      187.5        5.3        0.3       192.5
                                   ---------   --------     ------   ---------
 Total fixed maturities..........   15,790.3      687.0      453.8    16,023.5
Equity securities................      830.6      360.0       95.7     1,094.9
                                   ---------   --------     ------   ---------
  Total..........................  $16,620.9   $1,047.0     $549.5   $17,118.4
                                   =========   ========     ======   =========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains       Losses     Value
                                   ---------  ----------  ----------   -----
                                                 (in millions)

December 31, 1999
Held-to-Maturity:
Corporate securities.............  $12,523.0    $390.3      $680.3   $12,233.0
Mortgage-backed securities.......    1,188.4       5.0        68.5     1,124.9
Obligations of states and
 political subdivisions..........       59.7       1.8         4.4        57.1
Debt securities issued by
 foreign governments.............        5.0       5.0          --        10.0
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.......       14.1        --         0.4        13.7
                                   ---------    ------      ------   ---------
 Total...........................  $13,790.2    $402.1      $753.6   $13,438.7
                                   =========    ======      ======   =========
Available-for-Sale:
Corporate securities.............  $11,103.0    $304.0      $431.1   $10,975.9
Mortgage-backed securities.......    4,168.5      18.6       109.9     4,077.2
Obligations of states and
 political subdivisions..........       68.9       5.0          --        73.9
Debt securities issued by
 foreign governments.............    1,519.2      79.0        49.1     1,549.1
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.......      291.3       1.6         9.8       283.1
                                   ---------    ------      ------   ---------
 Total fixed maturities..........   17,150.9     408.2       599.9    16,959.2
Equity securities................    1,086.2     305.9       161.9     1,230.2
                                   ---------    ------      ------   ---------
 Total...........................  $18,237.1    $714.1      $761.8   $18,189.4
                                   =========    ======      ======   ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

     The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:

                                                         Amortized     Fair
                                                           Cost        Value
                                                         ---------     -----
                                                            (in millions)

Held-to-Maturity:
Due in one year or less...............................   $   901.6   $   919.4
Due after one year through five years.................     3,332.4     3,396.6
Due after five years through ten years................     3,080.9     3,144.0
Due after ten years...................................     3,469.5     3,124.9
                                                         ---------   ---------
                                                          10,784.4    10,584.9
Mortgage-backed securities............................     1,104.2     1,066.3
                                                         ---------   ---------
 Total................................................   $11,888.6   $11,651.2
                                                         =========   =========
Available-for-Sale:
Due in one year or less...............................   $   567.0   $   575.6
Due after one year through five years.................     3,363.0     3,356.3
Due after five years through ten years................     3,798.5     3,758.2
Due after ten years...................................     4,631.4     4,846.0
                                                         ---------   ---------
                                                          12,359.9    12,536.1
Mortgage-backed securities............................     3,430.4     3,487.4
                                                         ---------   ---------
 Total................................................   $15,790.3   $16,023.5
                                                         =========   =========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

     The sale of fixed maturities held-to-maturity relate to certain securities, with amortized cost of $24.3 million and $8.5 million for the years ended December 31, 1999 and 1998, respectively, which were sold due to a significant decline in the issuers' credit quality or as part of the sale of our property and casualty operations in 1999. The related net realized gains on the sales were $0.9 million in 1999. There were no such gains in 1998.

     The change in net unrealized gains (losses) on trading securities that has been included in earnings during 2000, 1999 and 1998 amounted to $7.9 million, $15.4 million, and ($6.6) million, respectively.

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2000 and 1999, $87.1 million and $278.1 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

     For 2000, 1999 and 1998, investment results passed through to participating pension contractholders as interest credited to policyholders' account balances amounted to $162.3 million, $170.8 million, and $178.1 million, respectively.

     Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

     Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below. Included in deductions in 2000 are $13.5 million of allowances for probable losses on mortgage loans transferred to the closed block.

                                  Balance at                          Balance at
                                  Beginning                             End of
                                   of Year    Additions   Deductions     Year
                                   -------    ---------   ----------     ----
                                                 (in millions)

Year ended December 31, 2000
 Mortgage loans on real estate...   $110.4      $  5.4      $ 45.8      $ 70.0
 Real estate to be disposed of...     58.1        17.1        31.7        43.5
                                    ------      ------      ------      ------
 Total...........................   $168.5      $ 22.5      $ 77.5      $113.5
                                    ======      ======      ======      ======
Year ended December 31, 1999
 Mortgage loans on real estate...   $111.0      $ 39.3      $ 39.9      $110.4
 Real estate to be disposed of...    112.0        22.5        76.4        58.1
                                    ------      ------      ------      ------
 Total...........................   $223.0      $ 61.8      $116.3      $168.5
                                    ======      ======      ======      ======
Year ended December 31, 1998
 Mortgage loans on real estate...   $127.3      $ 15.9      $ 32.2      $111.0
 Real estate to be disposed of...     25.5        97.0        10.5       112.0
                                    ------      ------      ------      ------
 Total...........................   $152.8      $112.9      $ 42.7      $223.0
                                    ======      ======      ======      ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

     At December 31, 2000 and 1999, the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                               December 31,
                                                              --------------
                                                              2000      1999
                                                              ----      ----
                                                              (in millions)

Impaired mortgage loans on real estate with provision for
 losses...................................................   $ 57.6    $147.1
Provision for losses......................................    (16.8)    (43.2)
                                                             ------    ------
Net impaired mortgage loans on real estate................   $ 40.8    $103.9
                                                             ======    ======

     The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                             Year Ended
                                                            December 31,
                                                        ---------------------
                                                        2000    1999     1998
                                                        ----    ----     ----
                                                           (in millions)

Average recorded investment in impaired loans.......   $102.4  $137.9   $210.8
Interest income recognized on impaired loans........      2.9     4.9      2.7

     The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

     Restructured commercial mortgage loans aggregated $68.3 million and $133.1 million as of December 31, 2000 and 1999, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:


                                                               Year Ended
                                                              December 31,
                                                           ------------------
                                                           2000  1999    1998
                                                           ----  ----    ----
                                                             (in millions)

Expected................................................   $5.8  $12.0   $23.7
Actual..................................................    5.2    7.9    12.6

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 3 -- Investments (continued)

     At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          Carrying     Geographic                  Carrying
Property Type              Amount      Concentration                Amount
-------------              ------      -------------                ------
                        (in millions)                            (in millions)

Apartments...........     $2,082.4     East North Central....      $  907.8
Hotels...............        351.6     East South Central....         475.0
Industrial...........        784.3     Middle Atlantic.......       1,115.8
Office buildings.....      1,990.2     Mountain..............         312.6
Retail...............      1,284.3     New England...........         682.5
1-4 Family...........         71.8     Pacific...............       1,573.9
Mixed Use............        234.9     South Atlantic........       1,678.9
Agricultural.........      2,104.2     West North Central....         296.1
Other................        135.2     West South Central....         659.9
                                       Canada/Other..........       1,336.4
Allowance for losses         (70.0)    Allowance for losses..         (70.0)
                          --------                                 --------
 Total...............     $8,968.9      Total................      $8,968.9
                          ========                                 ========

     Mortgage loans with outstanding principal balances of $27.8 million, bonds with amortized cost of $117.1 million and real estate with a carrying value of $1.1 million were non-income producing for the year ended December 31, 2000.

     Depreciation expense on investment real estate was $9.5 million, $8.1 million, and $41.7 million in 2000, 1999, and 1998, respectively. Accumulated depreciation was $66.2 million and $60.5 million at December 31, 2000 and 1999, respectively.

     Investments in unconsolidated joint ventures and partnerships accounted for by using the equity method of accounting totaled $183.6 million and $201.7 million at December 31, 2000 and 1999, respectively. Total combined assets of these joint ventures and partnerships were $1,235.0 million and $1,134.2 million (consisting primarily of investments), and total combined liabilities were $313.0 million and $267.1 million (including $124.8 million and $133.2 million of non-recourse notes payable to banks) at December 31, 2000 and 1999, respectively. Total combined revenues and expenses of such joint ventures and partnerships were $1,908.4 million and $1,720.0 million, respectively, resulting in $188.4 million of total combined income from operations before income taxes in 2000. Total combined revenues of such joint ventures and partnerships were $346.7 million and $1,435.6 million, and total combined expenses were $145.2 million and $1,128.0 million, respectively, resulting in $201.5 million and $307.6 million of total combined income from operations before income taxes in 1999 and 1998, respectively. Net investment income on investments accounted for on the equity method totaled $143.8 million, $65.1 million and $70.0 million in 2000, 1999, and 1998, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 4 -- Derivatives

     The notional amounts, carrying values and estimated fair values of the Company's derivative instruments are as follows:

                                             Number of Contracts/               Assets (Liabilities)
                                                                                --------------------
                                                Notional Amount               2000                  1999
                                             --------------------    --------------------    ------------------
                                                                      Carrying     Fair      Carrying    Fair
                                               2000        1999        Value       Value      Value      Value
                                               ----        ----        -----       -----      -----      -----
                                                                       (in millions)
Asset Hedges:
  Futures contracts to
  sell securities.....................          5,874      19,288     $ (17.6)    $ (17.6)    $32.2     $  32.2
  Interest rate swap
  agreements..........................
   Notional...........................       $6,896.1    $5,824.0      (178.2)     (290.4)     82.9        94.7
   Average fixed
   rate-paid..........................           6.90%       6.91%         --          --        --          --
   Average float
   rate-received......................           6.67%       6.06%         --          --        --          --
  Interest rate cap
  agreements..........................       $   42.2    $   80.0         0.1         0.1       0.2         0.2
  Interest rate
  swaption agreements                              30        30.0        (1.3)       (1.3)     (3.6)       (3.6)
  Currency rate swap
  agreements..........................          515.0       541.0        11.4        11.4       9.1         9.1
  Equity collar
  agreements..........................             --          --        11.7        11.7      53.0        53.0
Liability Hedges:
  Futures contracts to
  acquire securities..................            647       4,075         1.4         1.4      (0.9)       (0.9)
  Interest rate swap
  agreements..........................
   Notional...........................       $3,008.2    $3,780.0          --       114.3        --      (113.0)
   Average fixed
   rate-received......................           6.79%       6.97%         --          --        --          --
   Average float
   rate-paid..........................           6.68%       6.06%         --          --        --          --
  Interest rate swaps
  (receive CMT rate)..................       $  491.3    $  648.7          --        (5.2)       --         1.9
  Interest rate cap
  agreements..........................          279.4       279.4         2.1         2.1       5.6         5.6
  Interest rate floor
  agreements..........................        8,328.0       125.0        59.0        59.0       0.1         0.1
  Currency rate swap
  agreements..........................        3,423.4     5,470.2          --      (473.0)       --       (57.4)

     Financial futures contracts are used principally to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts and funding agreements. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. The futures contracts expire in March 2001.

     The interest rate swap agreements expire in 2001 to 2029. The interest rate cap agreements expire in 2001 to 2007 and interest rate floor agreements expire in 2010. Interest rate swaption agreements expire in 2025. The currency rate swap agreements expire in 2001 to 2021. The equity collar agreements expire in 2003.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 4 -- Derivatives (continued)

     Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap and floor agreements, swaptions, and currency swap agreements and equity collar agreements are based on current settlement values. The current settlement values are based on quoted market prices, which utilize pricing models or formulas using current assumptions.

     The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

Note 5 -- Income Taxes

     The Company participates in the filing of a life/non-life consolidated federal income tax return. The life company sub-group includes four domestic life insurance companies (the Company, John Hancock Variable Life Insurance Company, Investors Partner Life Insurance Company and Investors Guaranty Life Insurance Company) and a Bermuda life insurance company (John Hancock Reassurance Company, Ltd.) that is treated as a U.S. company for federal income tax purposes. The non-life subgroup consists of John Hancock Financial Services, Inc., John Hancock Subsidiaries, Inc. and John Hancock International Holdings, Inc.

     In addition to taxes on operations, mutual life insurance companies are charged an equity base tax. As the Company was a mutual life insurance company for the entire year 1999, it is subject to the re-computation of its 1999 equity base tax liability in its 2000 tax return. The equity base tax is determined by application of an industry-based earnings rate to mutual companies' average equity base, as defined by the Internal Revenue Code. The industry earnings rate is determined by the Internal Revenue Service (IRS) and is not finalized until the subsequent year. The Company estimates its taxes for the current year based on estimated industry earnings rates and revises these estimates up or down when the earnings rates are finalized and published by the IRS in the subsequent year.

     Income before income taxes, minority interest and cumulative effect of accounting change includes the following:

                                                     Year Ended December 31,
                                                     ------------------------
                                                       2000     1999     1998
                                                     --------  ------   ------
                                                          (in millions)

Domestic..........................................   $1,125.5  $211.7   $585.1
Foreign...........................................       69.6    48.2     32.2
                                                     --------  ------   ------
Income before income taxes, minority interest and
 cumulative effect of accounting change  . . . . .   $1,195.1  $259.9   $617.3
                                                     ========  ======   ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 5 -- Income Taxes (continued)

     The components of income taxes were as follows:

                                                    Year Ended December 31,
                                                   --------------------------
                                                     2000     1999      1998
                                                   -------   ------    ------
                                                         (in millions)

Current taxes:
 Federal.........................................   $ 18.1   $(62.5)   $223.6
 Foreign.........................................      7.5      2.6       1.9
 State...........................................     12.0      5.8       6.3
                                                    ------   ------    ------
                                                      37.6    (54.1)    231.8
Deferred taxes:
 Federal.........................................    284.7    137.7     (64.5)
 Foreign.........................................     23.1     15.4       7.7
 State...........................................     (1.0)    (1.1)     (0.9)
                                                    ------   ------    ------
                                                     306.8    152.0     (57.7)
                                                    ------   ------    ------
Total income taxes...............................   $344.4   $ 97.9    $174.1
                                                    ======   ======    ======

     A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes, minority interest and cumulative effect of accounting change and the consolidated income tax expense charged to operations follows:

                                                    Year Ended December 31,
                                                    -----------------------
                                                     2000     1999      1998
                                                    ------   ------    ------
                                                         (in millions)

Tax at 35%                                          $418.2   $ 91.0    $216.1
Add (deduct):
 Equity base tax.................................    (46.0)    22.2     (19.9)
 Prior year taxes................................     (0.3)     2.1       5.8
 Tax credits.....................................    (20.6)   (12.9)    (13.0)
 Foreign taxes...................................      0.4      1.0       2.5
 Tax exempt investment income....................    (16.4)   (19.4)    (24.4)
 Non-taxable gain on sale of subsidiary..........       --    (15.4)       --
 Disallowed demutualization expenses.............       --     31.1        --
 Other...........................................      9.1     (1.8)      7.0
                                                    ------   ------    ------
  Total income taxes.............................   $344.4   $ 97.9    $174.1
                                                    ======   ======    ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 5--Income Taxes (continued)

     The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                              December 31,
                                                              ------------
                                                             2000       1999
                                                             ----       ----
                                                             (in millions)

Deferred Tax Assets:
 Policy reserve adjustments.............................   $  458.8   $  803.1
 Other postretirement benefits..........................      149.4      151.1
 Book over tax basis of investments.....................      168.7      119.7
 Dividends payable to policyholders.....................      117.6      129.0
 Unearned premium.......................................       93.3       58.3
 Interest...............................................       38.3       38.3
 Other..................................................         --       67.0
                                                           --------   --------
  Total deferred tax assets.............................    1,026.1    1,366.5
                                                           --------   --------
Deferred Tax Liabilities:
 Deferred policy acquisition costs......................      777.6      805.1
 Depreciation...........................................      212.2      232.1
 Basis in partnerships..................................      109.8      159.2
 Market discount on bonds...............................       64.2       59.2
 Pension plan expense...................................      114.6       82.5
 Capitalized charges related to mutual funds............       56.9       71.8
 Unrealized gains.......................................      112.6       34.5
 Other..................................................       74.2         --
                                                           --------   --------
  Total deferred tax liabilities........................    1,522.1    1,444.4
                                                           --------   --------
  Net deferred tax liabilities..........................   $  496.0   $   77.9
                                                           ========   ========

     The Company received an income tax refund of $24.3 million, and made income tax payments of $86.2 million, and $158.8 million in 2000, 1999 and 1998, respectively.

                      JOHN HANCOCK LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 6--Closed Block

     Under the Plan, on February 1, 2000, the Company created a closed block for the benefit of policies included therein. The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                    December 31,   February 1,
                                                        2000          2000
                                                        ----          ----
Assets                                                    (in millions)

Investments
Fixed maturities:
 Held-to-maturity--at amortized cost
  (fair value: December 31--$2,327.4; February
  1--$2,259.6)...................................    $ 2,269.9      $ 2,270.7
 Available-for-sale--at fair value
  (cost: December 31--$2,378.7; February
  1--$2,275.1)...................................      2,353.0        2,199.2
Equity securities:
 Available-for-sale--at fair value (cost: December
  31--$5.3; February 1--$6.4)....................          6.3            3.4
Mortgage loans on real estate....................      1,930.6        1,875.9
Policy loans.....................................      1,540.6        1,561.2
Short-term investments...........................         62.1             --
Other invested assets............................         40.7            5.3
                                                     ---------      ---------
  Total Investments..............................      8,203.2        7,915.7
Cash and cash equivalents........................        305.6          158.6
Accrued investment income........................        149.3          136.2
Premiums and accounts receivable.................         27.1            4.0
Deferred policy acquisition costs................        947.3        1,062.5
Other assets.....................................         77.5           66.0
                                                     ---------      ---------
 Total closed block assets.......................    $ 9,710.0      $ 9,343.0
                                                     =========      =========
Liabilities
Future policy benefits...........................    $ 9,910.5      $ 9,732.8
Policyholders' funds.............................      1,459.5        1,885.4
Other liabilities................................        665.9          500.1
                                                     ---------      ---------
 Total closed block liabilities..................    $12,035.9      $12,118.3
                                                     =========      =========



                                                             For the Period
                                                          February 1, through
                                                           December 31, 2000
                                                           -----------------
Revenues                                                     (in millions)
  Premiums............................................         $  865.0
  Net investment income...............................            591.6
  Realized investment gains, net......................             11.7
  Other expense.......................................             (0.6)
                                                               --------
   Total revenues.....................................          1,467.7
Benefits and Expenses
  Benefits to policyholders...........................            870.0
  Other operating costs and expenses..................            (10.0)
  Amortization of deferred policy acquisition costs...             76.5
  Dividends to policyholders..........................            407.1
                                                               --------
   Total benefits and expenses........................          1,343.6
                                                               --------
   Contribution from the closed block.................         $  124.1
                                                               ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 6--Closed Block (continued)

     Gross losses of $7.2 million in 2000 were realized on sales of available-for-sale securities allocated to the closed block. There were no gross gains realized in 2000.

     Investments in held-to-maturity securities and available-for-sale securities allocated to the closed block are summarized below:

                                               Gross       Gross
                                  Amortized  Unrealized  Unrealized     Fair
                                    Cost       Gains       Losses      Value
                                    ----       -----       ------      -----
December 31, 2000                                (in millions)
Held-to-Maturity:
Corporate securities...........   $2,157.0     $94.6       $33.4      $2,218.2
Mortgage-backed securities.....       98.3       1.2         4.8          94.7
Obligations of states and
 political subdivisions........       14.6       0.1         0.2          14.5
                                  --------     -----       -----      --------
   Total.......................   $2,269.9     $95.9       $38.4      $2,327.4
                                  ========     =====       =====      ========
Available-for-Sale:
Corporate securities...........   $1,485.4     $42.8       $80.4      $1,447.8
Mortgage-backed securities.....      784.9      14.5         8.5         790.9
Obligations of states and
 political subdivisions........       11.3       0.4          --          11.7
Debt securities issued by
 foreign governments...........       84.0       6.7         1.4          89.3
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.....       13.1       0.2          --          13.3
                                  --------     -----       -----      --------
Total fixed maturities.........    2,378.7      64.6        90.3       2,353.0
Equity securities..............        5.3       1.6         0.6           6.3
                                  --------     -----       -----      --------
  Total........................   $2,384.0     $66.2       $90.9      $2,359.3
                                  ========     =====       =====      ========

     The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below:

                                                          Amortized     Fair
                                                            Cost       Value
                                                            ----       -----
                                                             (in millions)

Held-to-Maturity:
Due in one year or less................................   $  202.2    $  206.0
Due after one year through five years..................      803.6       821.2
Due after five years through ten years.................      587.1       614.1
Due after ten years....................................      578.7       591.4
                                                          --------    --------
                                                           2,171.6     2,232.7
Mortgage-backed securities.............................       98.3        94.7
                                                          --------    --------
 Total.................................................   $2,269.9    $2,327.4
                                                          ========    ========
Available-for-Sale:
Due in one year or less................................   $   64.5    $   66.0
Due after one year through five years..................      431.7       431.4
Due after five years through ten years.................      473.8       466.8
Due after ten years....................................      623.8       597.9
                                                          --------    --------
                                                           1,593.8     1,562.1
Mortgage-backed securities.............................      784.9       790.9
                                                          --------    --------
 Total.................................................   $2,378.7    $2,353.0
                                                          ========    ========

     Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 6--Closed Block (continued)

     At December 31, 2000, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                          Carrying     Geographic                  Carrying
Property Type              Amount      Concentration                Amount
-------------              ------      -------------                ------
                        (in millions)                            (in millions)

Apartments...........     $  324.3     East North Central....      $  201.1
Hotels...............         66.1     East South Central....          58.5
Industrial...........        127.2     Middle Atlantic.......         378.0
Office buildings.....        494.6     Mountain..............          92.1
Retail...............        350.4     New England...........         162.0
1-4 Family...........           --     Pacific...............         420.7
Mixed Use............         41.8     South Atlantic........         384.5
Agricultural.........        433.1     West North Central....          74.9
Other................        106.6     West South Central....         162.7
                                       Canada/Other..........           9.6
Allowance for losses.        (13.5)    Allowance for losses..         (13.5)
                          --------                                 --------
 Total...............     $1,930.6      Total................      $1,930.6
                          ========                                 ========

Note 7--Debt and Line of Credit

     Short-term and long-term debt consists of the following:

                                                               December 31,
                                                               ------------
                                                              2000      1999
                                                              ----      ----
                                                              (in millions)

Short-term debt:
 Commercial paper.........................................   $222.3    $380.6
 Current maturities of long-term debt                          23.0      73.2
                                                             ------    ------
Total short-term debt.....................................    245.3     453.8
                                                             ------    ------
Long-term debt:
 Surplus notes, 7.38% maturing in 2024....................    447.2     447.1
 Notes payable, interest ranging from 5.43% to 9.60%, due
  in varying amounts to 2005..............................    109.8     163.0
                                                             ------    ------
Total long-term debt......................................    557.0     610.1
Less current maturities...................................    (23.0)    (73.2)
                                                             ------    ------
Long-term debt............................................    534.0     536.9
                                                             ------    ------
  Total debt..............................................   $779.3    $990.7
                                                             ======    ======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 7--Debt and Line of Credit (continued)

     The Company issues commercial paper primarily to take advantage of current investment opportunities, balance operating cash flows and existing commitments and meet working capital needs. The weighted average interest rate for outstanding commercial paper at December 31, 2000 and 1999 was 6.59% and 6.28%, respectively. The weighted average life for outstanding commercial paper at December 31, 2000 and 1999 was approximately 26 days and 11 days, respectively. Commercial paper borrowing arrangements are supported by a syndicated line of credit.

     The issuance of surplus notes was approved by the Commonwealth of Massachusetts Division of Insurance, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner of the Commonwealth of Massachusetts Division of Insurance.

     At December 31, 2000, the Company had a syndicated line of credit with a group of banks totaling $1.0 billion, $500.0 million of which expires on August 2, 2001 and $500.0 million of which expires on August 3, 2005. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants, which were met at December 31, 2000. At December 31, 2000, the Company had no outstanding borrowings under the agreement.

     Aggregate maturities of long-term debt are as follows: 2001--$23.0 million; 2002--$38.0 million; 2003--$22.9 million; 2004--$6.0 million; 2005--$19.9 million and thereafter--$447.2 million.

     Interest expense on debt, included in other operating costs and expenses, was $63.4 million, $70.1 million, and $76.7 million in 2000, 1999 and 1998, respectively. Interest paid amounted to $63.4 million in 2000, $70.1 million in 1999, and $76.7 million in 1998.

Note 8--Minority Interest

     Minority interest relates to the portion of John Hancock Canadian Holdings Limited (JHCH) owned by JHFS and the preferred stock issued by Maritime, an indirect majority owned subsidiary of the Company.

     As of October 1, 2000, the Company sold 45% of the common stock of JHCH, the parent company of Maritime, to JHFS for cash of $222.3 million. No gain or loss was recognized on the transaction. For financial reporting purposes, the assets, liabilities, and earnings of JHCH are consolidated in the Company's financial statements. JHFS's interest in JHCH of $196.8 million as of December 31, 2000 and the related income attributable to the interest of $5.2 million in 2000 is reflected in Minority Interest in the consolidated balance sheets and statements of income. The Board of Directors of JHFS also has authorized the purchase of the remaining JHCH shares from the Company over time as well as the shares of certain other foreign subsidiaries.

     On November 19, 1999, Maritime issued $68.2 million of Non-Cumulative Redeemable Second Preferred Shares, Series 1 (Series 1 Preferred Shares) at a price of 25 Canadian dollars per share. Dividends on the Series 1 Preferred Shares are payable quarterly, through December 31, 2004, at a rate of 0.38125 Canadian dollars per share. Commencing on January 1, 2005, the Series 1 Preferred Shares dividends will be calculated by applying 25 Canadian dollars to the greater of one quarter of 90% of prime rate and 5.85%. The Series 1 Preferred Shares are nonvoting and redeemable at Maritime's sole option any time after December 31, 2004 at a price of 25.50 Canadian dollars plus all declared and unpaid dividends. In addition, shareholders as of December 31, 2004 have the option to convert their Series 1 Preferred Shares to Non-Cumulative Redeemable Second Preferred Shares, Series 2 (Series 2 Preferred Shares). The Series 2 Preferred Shares will have a dividend rate of not less than 95% of the yield of certain bonds of the Government of Canada.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 8--Minority Interest (continued)

     In 1986, Maritime issued $25.3 million of Series A Cumulative Redeemable Preferred Stock (Preferred Stock). Dividends on the Preferred Stock are payable quarterly at 18% of the average of two prime rates of two specified Canadian banks. The Preferred Stock is nonvoting and redeemable at Maritime's sole option at a price of 25 Canadian dollars per share.

Note 9--Reinsurance

     The effect of reinsurance on premiums written and earned was as follows:

                                      2000                    1999                    1998
                                      ----                    ----                    ----
                                    Premiums                Premiums                Premiums
                                    --------                --------                --------
                               Written     Earned      Written     Earned      Written      Earned
                               -------     ------      -------     ------      -------      ------
                                                          (in millions)
Life, Health and
 Annuity:
 Direct..................     $ 3,158.1   $ 3,157.4   $ 3,437.1   $ 3,435.2   $ 2,830.4    $ 2,828.4
 Assumed.................         465.1       465.1       312.5       312.5       351.9        351.9
 Ceded...................      (1,432.1)   (1,432.1)   (1,336.7)   (1,336.7)   (1,071.4)    (1,071.3)
                              ---------   ---------   ---------   ---------   ---------    ---------
  Net life, health and
   annuity premiums......       2,191.1     2,190.4     2,412.9     2,411.0     2,110.9      2,109.0
                              ---------   ---------   ---------   ---------   ---------    ---------
Property and Casualty:
 Direct..................            --          --          --          --         0.4          7.1
 Assumed.................            --          --         0.3         0.3          --          1.9
 Ceded...................            --          --          --          --        (0.4)        (9.0)
                              ---------   ---------   ---------   ---------   ---------    ---------
  Net property and
   casualty premiums.....            --          --         0.3         0.3          --           --
                              ---------   ---------   ---------   ---------   ---------    ---------
  Net premiums...........     $ 2,191.1   $ 2,190.4   $ 2,413.2   $ 2,411.3   $ 2,110.9    $ 2,109.0
                              =========   =========   =========   =========   =========    =========


     For the years ended December 31, 2000, 1999 and 1998, benefits to policyholders under life, health and annuity ceded reinsurance contracts were $734 .5 million, $576.3 million, and $814.6 million, respectively.

     On February 28, 1997, the Company sold a major portion of its group insurance business to UNICARE Life & Health Insurance Company (UNICARE), a wholly owned subsidiary of WellPoint Health Networks, Inc. The business sold included the Company's group accident and health business and related group life business and Cost Care, Inc., Hancock Association Services Group and Tri-State, Inc., all of which were indirect wholly-owned subsidiaries of the Company. The Company retained its group long-term care operations. The insurance business sold was transferred to UNICARE through a 100% coinsurance agreement.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 9--Reinsurance (continued)

     In connection with the coinsurance arrangement, the Company initially secured a $397.0 million letter of credit facility with a group of banks. Under the terms of the letter of credit facility agreement, the banks agreed to issue a letter of credit to the Company pursuant to which the Company may draw up to the amount of the letter of credit for any claims not satisfied by UNICARE under the coinsurance agreement after the Company has incurred the first $113.0 million of losses from such claims. The amount available pursuant to the letter of credit agreement and any letter of credit issued thereunder automatically will be reduced on a scheduled basis consistent with the anticipated runoff of liabilities related to the business reinsured under the coinsurance agreement. The letter of credit facility was reduced to $272.0 million effective March 1, 2000 and is scheduled to be reduced again to $127.0 million on March 1, 2001. The letter of credit and any letter of credit issued thereunder are scheduled to expire on March 1, 2002. The Company remains liable to its policyholders to the extent that UNICARE does not meet its contractual obligations under the coinsurance agreement.

     Through the Company's group health insurance operations, the Company entered into a number of reinsurance arrangements in respect of personal accident insurance and the occupational accident component of workers compensation insurance, a portion of which was originated through a pool managed by Unicover Managers, Inc. Under these arrangements, the Company both assumed risks as a reinsurer, and also passed 95% of these risks on to other companies. This business had originally been reinsured by a number of different companies, and has become the subject of widespread disputes. The disputes concern the placement of the business with reinsurers and recovery of the reinsurance. The Company is engaged in disputes, including a number of legal proceedings, in respect of this business. The risk to the Company is that other companies that reinsured the business from the Company may seek to avoid their reinsurance obligations. However, the Company believes that it has a reasonable legal position in this matter. During the fourth quarter of 1999 and early 2000, the Company received additional information about its exposure to losses under the various reinsurance programs. As a result of this additional information and in connection with global settlement discussions initiated in late 1999 with other parties involved in the reinsurance programs, during the fourth quarter of 1999 the Company recognized a charge for uncollectible reinsurance of $133.7 million, after tax, as its best estimate of its remaining loss exposure. The Company believes that any exposure to loss from this issue, in addition to amounts already provided for as of December 31, 2000, would not be material.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10--Pension Benefit Plans and Other Postretirement Benefit Plans

     The Company provides pension benefits to substantially all employees and general agency personnel. These benefits are provided through both qualified defined benefit and defined contribution pension plans. In addition, through nonqualified plans, the Company provides supplemental pension benefits to employees with salaries and/ or pension benefits in excess of the qualified plan limits imposed by federal tax law. Pension benefits under the defined benefit plans are based on years of service and average compensation generally during the five years prior to retirement. Benefits related to the Company's defined benefit pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $102.2 million in 2000, $97.6 million in 1999, and $92.6 million in 1998. Plan assets consist principally of listed equity securities, corporate obligations and U.S. government securities.

     The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. Because the qualified defined benefit plans are overfunded, no amounts were contributed to these plans in 2000 or 1999. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plans, which are underfunded, for which accumulated benefit obligations are in excess of plan assets were $256.3 million, and $244.3 million, respectively, at December 31, 2000, and $257.4 million and $239.3 million, respectively, at December 31, 1999. Non-qualified plan assets, at fair value, were $0.8 million and $1.0 million at December 31, 2000 and 1999, respectively.

     Defined contribution plans include The Investment Incentive Plan and the Savings and Investment Plan. The expense for defined contribution plans was $10.2 million, $9.4 million, and $8.1 million, in 2000, 1999 and 1998, respectively.

     In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel.

     Substantially all employees may become eligible for these benefits if they reach retirement age while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

     The Company's policy is to fund postretirement benefits in amounts at or below the annual tax qualified limits. As of December 31, 2000 and 1999, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees. Plan assets related to union employees were comprised of approximately 60% equity securities and 40% fixed income investments.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 10--Pension Benefit Plans and Other Postretirement Benefit Plans
(continued)

     The changes in benefit obligation and plan assets related to the Company's qualified and nonqualified benefit plans are summarized as follows:

                                                                Year Ended December 31,
                                                                -----------------------
                                                                              Other Postretirement
                                                        Pension Benefits             Benefits
                                                        ----------------             --------
                                                       2000         1999        2000         1999
                                                       ----         ----        ----         ----
                                                                      (in millions)
Change in Benefit Obligation:
  Benefit obligation at beginning of year........     $ 1,967.6   $1,839.8    $ 443.2      $ 441.1
  Service cost...................................          36.8       35.7        7.8          7.5
  Interest cost..................................         134.1      121.2       31.4         28.7
  Amendments.....................................         (10.3)      19.9         --           --
  Actuarial (gain) loss..........................        (136.8)      32.6       36.4         (4.7)
  Translation (gain) loss........................          (1.5)       2.1         --           --
  Benefits paid..................................        (113.6)    (115.1)     (32.0)       (29.4)
  Acquisition of subsidiary......................            --       44.6        6.5           --
  Curtailment....................................            --      (13.2)        --           --
                                                      ---------   --------    -------      -------
  Benefit obligation at end of year..............       1,876.3    1,967.6      493.3        443.2
                                                      ---------   --------    -------      -------
Change in Plan Assets:
  Fair value of plan assets at
  beginning of year..............................       2,476.5    2,251.1      232.9        215.2
  Actual return on plan assets...................         132.6      281.5        0.3         17.7
  Employer contribution..........................          12.6       11.5       35.5           --
  Benefits paid..................................        (113.6)    (108.4)      (7.3)          --
  Translation (loss) gain........................          (2.3)       3.5         --           --
  Acquisition of subsidiary......................            --       50.2         --           --
  Curtailment....................................            --      (12.9)        --           --
                                                      ---------   --------    -------      -------
  Fair value of plan assets at
  end of year....................................       2,505.8    2,476.5      261.4        232.9
                                                      ---------   --------    -------      -------
Funded status....................................         629.5      508.9     (231.9)      (210.3)
Unrecognized actuarial gain......................        (400.6)    (366.0)    (139.7)      (182.8)
Unrecognized prior service cost..................          24.2       39.1       (1.4)        (1.6)
Unrecognized net transition asset................          (6.3)     (11.8)        --           --
                                                      ---------   --------    -------      -------
Prepaid (accrued) benefit cost, net..............     $   246.8   $  170.2    $(373.0)     $(394.7)
                                                      =========   ========    =======      =======
Amounts recognized in balance sheet consist of:
   Prepaid benefit cost..........................     $   396.4   $  299.4
   Accrued benefit liability.....................        (243.5)    (238.9)
   Intangible asset..............................           6.0        7.9
   Accumulated other comprehensive income........          87.9      101.8
                                                      ---------   --------
Prepaid benefit cost, net........................     $   246.8   $  170.2
                                                      =========   ========

                      JOHN HANCOCK LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Note 10--Pension Benefit Plans and Other Postretirement Benefit Plans
(continued)

     The assumptions used in accounting for the Company's qualified and nonqualified benefit plans were as follows:

                                       Year Ended December 31,
                                       -----------------------
                                                          Other
                                       Pension       Postretirement
                                       Benefits         Benefits
                                       --------         --------
                                     2000    1999    2000      1999
                                     ----    ----    ----      -----

Discount rate............            7.25%   7.00%   7.25%     7.00%
Expected return on plan
 assets..................            9.00%   8.50%   9.00%     8.50%
Rate of compensation
 increase................            4.77%   4.77%   4.77%     4.77%

     For measurement purposes, an 8.75% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.25% in 2006 and remain at that level thereafter.

     For the prior valuation, an 5.50% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to 5.25% in 2001 and remain at that level thereafter.

     The net periodic benefit (credit) cost related to the Company's qualified and nonqualified benefit plans includes the following components:

                                           Year Ended December 31,
                                           -----------------------
                                                            Other Postretirement
                                 Pension Benefits                 Benefits
                                 ----------------                 --------
                             2000      1999      1998      2000     1999      1998
                             ----      ----      ----      ----     ----      ----
                                                (in millions)
Service cost............    $  36.8   $  35.7   $  34.6   $  7.8   $  7.5    $  7.1
Interest cost...........      134.1     121.2     117.5     31.4     28.7      29.1
Expected return on
 plan assets............     (217.4)   (186.6)   (168.5)   (24.1)   (18.3)    (14.7)
Amortization of
 transition asset.......      (12.7)    (12.1)    (11.7)      --       --        --
Amortization of prior
 service cost...........        4.6       3.9       6.5     (0.2)    (0.2)     (0.3)
Recognized actuarial
 gain...................      (10.9)     (8.1)     (2.6)    (8.8)    (8.5)     (7.8)
Other...................         --      (3.8)     (1.2)      --       --        --
                            -------   -------   -------   ------   ------    ------
  Net periodic benefit
   (credit) cost........    $ (65.5)  $ (49.8)  $ (25.4)  $  6.1   $  9.2    $ 13.4
                            =======   =======   =======   ======   ======    ======

     Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                 1-Percentage     1-Percentage
                                                Point Increase   Point Decrease
                                                --------------   --------------
                                                        (in millions)

Effect on total of service and interest costs
 in 2000.......................................     $ 4.6           $ (2.2)
Effect on postretirement benefit obligations
 as of December 31, 2000.......................      34.5            (29.9)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 11--Commitments and Contingencies

    In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2000. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

    During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $172.8 million and $496.6 million at December 31, 2000 and 1999, respectively. Costs incurred related to the settlement were $140.2 million and $230.8 million, in 1999 and 1998, respectively. No such costs were incurred in 2000. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

    During 1996, management determined that is was probable that a settlement would occur and that a minimum loss amount could be reasonably estimated. Accordingly, the Company recorded its best estimate based on the information available at the time. The terms of the settlement agreement were negotiated throughout 1997 and approved by the court on December 31, 1997. In accordance with the terms of the settlement agreement, the Company contacted class members during 1998 to determine the actual type of relief to be sought by class members. The majority of the responses from class members were received by the fourth quarter of 1998. The type of relief sought by class members differed from the Company's previous estimates, primarily due to additional outreach activities by regulatory authorities during 1998 encouraging class members to consider alternative dispute resolution relief. In 1999, the Company updated its estimate of the cost of claims subject to alternative dispute resolution relief and revised its reserve estimate accordingly.

    Given the uncertainties associated with estimating the reserve, it is reasonably possible that the final cost of the settlement could differ materially from the amounts presently provided for by the Company. The Company will continue to update its estimate of the final cost of the settlement as the claims are processed and more specific information is developed, particularly as the actual cost of the claims subject to alternative dispute resolution becomes available. However, based on information available at this time, and the uncertainties associated with the final claim processing and alternative dispute resolution, the range of any additional costs related to the settlement cannot be estimated with precision.

Note 12--Shareholder's Equity

 (a) Common Stock

    As result of the demutualization, as described in Note 1, the Company was converted to a stock life insurance company and has one class of capital stock, common stock ($10,000 par value, 1,000 shares authorized). All of the outstanding common stock of the Company is owned by JHFS.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12--Shareholder's Equity  (continued)

 (b) Other Comprehensive Income

    The components of accumulated other comprehensive income are as follows:


                                                                           Foreign                 Accumulated
                                                              Net         Currency     Minimum        Other
                                                           Unrealized    Translation   Pension    Comprehensive
                                                         Gains (Losses)  Adjustment   Liability      Income
                                                         --------------  -----------  ---------  ---------------
                                                                              (in millions)
Balance at January 1, 1998...........................       $ 520.3        $(44.1)     $(29.5)      $ 446.7
Gross unrealized gains (losses) (net of deferred
 income tax benefit of $56.7 million]................        (121.3)           --          --        (121.3)
Less reclassification adjustment for (gains)
 losses, realized in net income (net of tax
 expense of $61.4 million)...........................        (113.9)           --          --        (113.9)
Participating group annuity contracts (net of
 deferred income tax expense of $31.1
  million)...........................................          57.7            --          --          57.7
Adjustment to deferred policy acquisition costs
 and present value of future profits (net of
 deferred income tax expense of $15.5
 million)............................................          28.9            --          --          28.9
                                                            -------        ------      ------       -------
Net unrealized gains (losses)........................        (148.6)           --          --        (148.6)
Foreign currency translation adjustment..............            --          (6.0)         --          (6.0)
Minimum pension liability (net of deferred
 income tax benefit of $6.2 million).................            --            --        (8.8)         (8.8)
                                                            -------        ------      ------       -------
Balance at December 31, 1998.........................       $ 371.7        $(50.1)     $(38.3)      $ 283.3
                                                            =======        ======      ======       =======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12--Shareholder's Equity  (continued)

                                                                              Foreign                 Accumulated
                                                                 Net         Currency     Minimum        Other
                                                              Unrealized    Translation   Pension    Comprehensive
                                                            Gains (Losses)  Adjustment   Liability      Income
                                                            --------------  -----------  ---------  ---------------
                                                                                (in millions)
Balance at December 31, 1998...........................        $ 371.7        $(50.1)     $(38.3)      $ 283.3
Gross unrealized gains (losses) (net of deferred
 income tax benefit of $275.6 million).................         (503.9)           --          --        (503.9)
Less reclassification adjustment for (gains)
 losses, realized in net income (net of tax
 expense of $5.4 million)..............................          (10.0)           --          --         (10.0)
Participating group annuity contracts (net of
 deferred income tax expense of $40.1
 million)..............................................           74.6            --          --          74.6
Adjustment to deferred policy acquisition costs
 and present of future profits (net of
 deferred income tax expense of $71.3
 million)..............................................          132.3            --          --         132.3
                                                               -------        ------      ------       -------
Net unrealized gains (losses)..........................         (307.0)           --          --        (307.0)
Foreign currency translation adjustment................             --          16.9          --          16.9
Minimum pension liability (net of deferred
 income tax benefit of $12.3 million)..................             --            --       (22.9)        (22.9)
                                                               -------        ------      ------       -------
Balance at December 31, 1999...........................        $  64.7        $(33.2)     $(61.2)      $ (29.7)
                                                               -------        ------      ------       -------
Gross unrealized gains (losses) (net of deferred
 income tax expense of $37.1 million)..................           46.2                                    46.2
Less reclassification adjustment for (gains)
 losses, realized in net income (net of tax
 benefit of $62.0 million).............................          115.2                                   115.2
Participating group annuity contracts
 (net of deferred income tax benefit
 of $3.6 million)......................................           (6.8)                                   (6.8)
Adjustment to deferred policy acquisition
 costs and present value of future
 profits (net of deferred income tax benefit
 of $17.5 million).....................................          (32.6)                                  (32.6)
                                                               -------                                 -------
Net unrealized gains (losses)..........................          122.0                                   122.0
Foreign currency translation adjustment................                        (19.1)                    (19.1)
Minimum pension Liability (net of deferred
 income tax expense of $4.4 million)...................                                      8.2           8.2
Minority interest......................................           (3.9)         (0.6)                     (4.5)
                                                               -------        ------      ------       -------
Balance at December 31, 2000...........................        $ 182.8        $(52.9)     $(53.0)      $  76.9
                                                               =======        ======      ======       =======

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 12--Shareholder's Equity  (continued)

  Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of shareholder's equity, are summarized as follows:


                                                                                        Year Ended
                                                                                -----------------------------
                                                                                  2000      1999      1998
                                                                                --------  --------  ---------
                                                                                       (in millions)
Balance, end of year comprises:
  Unrealized investment gains (losses) on:
   Fixed maturities.........................................................    $ 207.5   $(191.7)   $ 730.6
   Equity investments.......................................................      265.3     144.0      239.0
   Derivatives and other....................................................     (149.1)    110.8     (111.5)
                                                                                -------   -------    -------
Total.......................................................................      323.7      63.1      858.1
Amounts of unrealized investment (gains) losses attributable to:
  Participating group annuity contracts.....................................      (34.4)    (24.0)    (138.7)
  Deferred policy acquisition cost and present value of future profits......       10.0      60.1     (143.5)
  Deferred federal income taxes.............................................     (112.6)    (34.5)    (204.2)
  Minority interest.........................................................       (3.9)       --         --
                                                                                -------   -------    -------
Total.......................................................................     (140.9)      1.6     (486.4)
                                                                                -------   -------   --------
Net unrealized investment gains.............................................    $ 182.8   $  64.7    $ 371.7
                                                                                =======   =======   ========



 Statutory Results

  The Company and its domestic insurance subsidiaries prepare their statutory-basis financial statements in accordance practices prescribed or permitted by the state of domicile. Prescribed statutory accounting practices include state laws, regulations and administritive rules as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescirbed by the sources above. Since 1988, the Commonwealth of Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Commonwealth of Massachusetts Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

  In addition, during 2000 and 1999, the Company received permission from the Commonwealth of Massachusetts Division of Insurance to record its Asset Valuation Reserve in excess of the prescribed maximum reserve level by $36.7 million and $48.0 million at December 31, 2000 and 1999, respectively. There are no other material permitted practices.

   Statutory net income and surplus include the accounts of the Company and its variable life insurance subsidiary, John Hancock Variable Life Insurance Company, including its wholly-owned subsidiary, Investors Partner Life Insurance Company, and Investors Guaranty Life Insurance Company.


                                                                                  2000      1999       1998
                                                                                --------  --------  ----------
                                                                                       (in millions)
Statutory net income........................................................    $  617.6  $  573.2   $  627.3
Statutory surplus...........................................................     3,700.5   3,456.7    3,388.7

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of the Massachusetts Division of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Massachusetts Division of Insurance, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

Note 13--Segment Information

  The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

  Retail-Protection Segment. Offers a variety of individual life insurance and individual and group long-term care insurance products, including participating whole life, term life, universal life, variable life, and retail and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

  Retail-Asset Gathering Segment. Offers individual annuities and mutual fund products and services. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, single premium immediate annuities, and variable annuities. Mutual fund products and services primarily consist of open-end mutual funds, closed-end funds, and 401(k) services. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

  Institutional-Guaranteed and Structured Financial Products (G&SFP) Segment. Offers a variety of retirement products to qualified defined benefit plans, defined contribution plans and non-qualified buyers. The Company's products include guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. The segment distributes its products through a combination of dedicated regional representatives, pension consultants and investment professionals.

  Institutional-Investment Management Segment. Offers a wide range of investment management products and services to institutional investors covering a variety of private and publicly traded asset classes including fixed income, equity, mortgage loans, and real estate. This segment distributes its products through a combination of dedicated sales and marketing professionals, independent marketing specialists, and investment professionals.

   Corporate and Other Segment. Primarily consists of the Company's international insurance operations, certain corporate operations, and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the reporting segments and certain non-recurring expenses not allocated to the segments. The disposed businesses primarily consist of group health insurance and related group life insurance, property and casualty insurance and selected broker/dealer operations.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13--Segment Information (continued)

  The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

  Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment gains or losses and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment gains and losses, including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

  Amounts reported as segment adjustments in the tables below primarily relate to: (i) certain realized investment gains (losses), net of related amortization adjustment for deferred policy acquisition costs and amounts credited to participating pension contractholder accounts (the adjustment for realized investment gains (losses) excludes gains and losses from mortgage securitizations and investments backing short-term funding agreements because management views the related gains and losses as an integral part of the core business of those operations); (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems, retail operations and mutual fund operations; (iv) the surplus tax on mutual life insurance companies which as a stock company is no longer applicable to the Company; (v) a fourth quarter 1999 charge for uncollectible reinsurance related to certain assumed reinsurance business; (vi) a fourth quarter 1999 charge for a group pension dividend resulting from demutualization related asset transfers and the formation of a corporate account; (vii) a charge for certain one time costs associated with the demutualization process; and (viii) cumulative effect of accounting change.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13--Segment Information (continued)

  The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income (in millions):


                                                                   Retail                   Institutional  Corporate
                                                       Retail      Asset     Institutional   Investment       and
2000                                                 Protection  Gathering       G&SFP       Management      Other      Consolidated
----                                                 ----------  ----------  -------------  -------------  ----------  -------------
Revenues:
 Segment revenues.................................   $ 1,529.7   $ 1,195.9    $ 2,409.4       $  212.0     $ 1,707.6     $ 7,054.6
 Realized investment gains (losses), net..........       (18.2)       15.4        (64.7)           7.1         152.8          92.4
                                                     ---------   ---------    ---------       --------     ---------     ---------
 Revenues.........................................   $ 1,511.5   $ 1,211.3    $ 2,344.7       $  219.1     $ 1,860.4     $ 7,147.0
                                                     =========   =========    =========       ========     =========     =========
 Net investment income............................   $   604.7   $   445.8    $ 1,741.9       $   22.7     $   435.9     $ 3,251.0
Net Income:
 Segment after-tax operating income...............       252.2       128.8        211.6           46.8         104.0         743.4
 Realized investment gains (losses), net..........       (11.5)       18.6        (40.5)           4.4          93.5          64.5
 Restructuring charges............................        (6.7)       (1.4)        (2.6)            --          (1.3)        (12.0)
 Surplus tax......................................        20.8         0.6          6.5             --          18.1          46.0
 Demutualization expenses.........................         1.6         0.4          0.4             --           0.1           2.5
 Other demutualization related costs..............        (6.8)       (1.3)        (1.7)            --          (0.2)        (10.0)
 Group pension dividend transfer                            --          --          5.7             --            --           5.7
                                                     ---------   ---------    ---------       --------     ---------     ---------
 Net income.......................................   $   249.6   $   145.7    $   179.4       $   51.2     $   214.2     $   840.1
                                                     =========   =========    =========       ========     =========     =========
Supplemental Information:
 Inter-segment revenues...........................          --          --           --       $   39.1     $   (39.1)           --
 Equity in net income of investees accounted
  for by the equity method........................   $     7.5   $     3.5    $    11.2           16.8         104.8     $   143.8
 Amortization of deferred policy acquisition
  costs...........................................        55.6        78.8          2.6             --          46.8         183.8
 Interest expense.................................         1.1         3.5           --           12.1          46.7          63.4
 Income tax expense...............................        88.6        57.9         78.3           35.2          84.4         344.4
 Segment assets...................................    27,049.9    14,067.2     31,161.1        3,124.5      12,378.1      87,780.8
Net Realized Investment Gains Data:
 Net realized investment (losses) gains...........       (34.3)       18.8        (57.8)          10.3         152.9          89.9
 Add capitalization/less amortization of deferred
  policy acquisition costs related to net
  realized investment gains (losses)..............         4.4        (3.5)          --             --            --           0.9
  Less amounts credited to participating pension
   contractholder accounts........................          --          --         (6.9)            --            --          (6.9)
                                                     ---------   ---------    ---------       --------     ---------     ---------
 Net realized investment (losses) gains, net of
  related amortization of deferred policy
  acquisition costs and amounts credited to
  participating pension contractholders--per
  consolidated financial statements...............       (29.9)       15.3        (64.7)          10.3         152.9          83.9
 Less realized investment (losses) gains
  attributable to mortgage securitizations........          --          --           --            3.2            --           3.2
 Net realized investment gains in the closed
  block...........................................        11.7          --           --             --            --          11.7
                                                     ---------   ---------    ---------       --------     ---------     ---------
 Realized investment (losses) gains, net-pre-tax
  adjustment made to calculate segment operating
  income..........................................       (18.2)       15.3        (64.7)           7.1         152.9          92.4
 Less income tax effect...........................         6.7         3.3         24.2           (2.7)        (59.4)        (27.9)
                                                     ---------   ---------    ---------       --------     ---------     ---------
 Realized investment (losses) gains,
  net-after-tax adjustment made to calculate
  segment operating income........................   $   (11.5)  $    18.6    $   (40.5)      $    4.4     $    93.5     $    64.5
                                                     =========   =========    =========       ========     =========     =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13--Segment Information (continued)


                                                                 Retail                   Institutional
                                                     Retail      Asset     Institutional   Investment    Corporate
1999                                               Protection  Gathering       G&SFP       Management    and Other    Consolidated
----                                               ----------  ----------  -------------  -------------  ----------  --------------
Revenues:
 Segment revenues...............................   $ 2,756.9   $ 1,057.3    $ 2,021.8       $  189.9     $ 1,310.5     $ 7,336.4
 Realized investment gains (losses), net........       173.6       (11.0)        93.3            3.1         (56.1)        202.9
                                                   ---------   ---------    ---------       --------     ---------     ---------
 Revenues.......................................   $ 2,930.5   $ 1,046.3    $ 2,115.1       $  193.0     $ 1,254.4     $ 7,539.3
                                                   =========   =========    =========       ========     =========     =========
 Net investment income..........................   $ 1,101.9   $   388.6    $ 1,681.3       $   45.9     $   350.8     $ 3,568.5
Net Income:
 Segment after-tax operating income.............       188.7       115.1        201.7           37.3          67.8         610.6
 Realized investment gains (losses), net........       108.6        (6.9)        58.4            2.0         (42.1)        120.0
 Class action lawsuit...........................          --          --           --             --         (91.1)        (91.1)
 Restructuring charges..........................        (8.6)       (7.3)        (0.6)            --          (0.5)        (17.0)
 Surplus tax....................................       (12.5)       (1.0)        (6.5)            --          (2.2)        (22.2)
 Workers' compensation reinsurance reserves.....          --          --           --             --        (133.7)       (133.7)
 Group pension dividend transfer ...............          --          --       (205.8)            --            --        (205.8)
 Demutualization expenses.......................       (61.3)      (13.0)       (16.1)            --          (3.2)        (93.6)
 Other demutualization related costs............        (4.6)       (0.9)        (1.1)            --          (0.2)         (6.8)
 CumuIative effect of accounting change.........          --        (9.6)          --           (0.1)           --          (9.7)
                                                   ---------   ---------    ---------       --------     ---------     ---------
 Net income.....................................   $   210.3   $    76.4    $    30.0       $   39.2     $  (205.2)    $   150.7
                                                   =========   =========    =========       ========     =========     =========
Supplemental Information:
 Inter-segment revenues.........................          --          --           --       $   43.6     $   (43.6)           --
 Equity in net income of investees accounted
  for by the equity method......................   $    46.2   $    (0.3)   $    14.3            3.5           1.4     $    65.1
 Amortization of deferred policy acquisition
  costs.........................................        69.2        53.5          3.1             --          38.4         164.2
 Interest expense...............................         0.7         6.2           --            5.3          57.9          70.1
 Income tax expense (credit)....................       138.9        51.9         (7.5)          26.5        (111.9)         97.9
 Segment assets.................................    25,372.1    14,297.2     30,370.5        3,531.4      11,017.2      84,588.4
Net Realized Investment Gains Data:
 Net realized investment gains (losses).........       228.4       (16.1)        97.4            6.6         (55.3)        261.0
 Less amortization of deferred policy
  acquisition costs related to net realized
  investment (losses) gains.....................       (54.8)        5.1           --             --          (0.8)        (50.5)
 Less amounts credited to participating
  pension contractholder accounts...............          --          --        (35.3)            --            --         (35.3)
                                                   ---------   ---------    ---------       --------     ---------     ---------
 Net realized investment gains (losses), net of
  related amortization of deferred policy
  acquisition costs and amounts credited to
  participating pension contractholders--per
  consolidated financial statements.............       173.6       (11.0)        62.1            6.6         (56.1)        175.2
 Less realized investment (losses) gains
  attributable to mortgage securitizations and
  investments backing short-term funding
  agreements....................................          --          --        (31.2)           3.5            --         (27.7)
 Less gain on sale of business..................          --          --           --             --         (33.0)        (33.0)
                                                   ---------   ---------    ---------       --------     ---------     ---------
 Realized investment gains (losses),
  net-pre-tax adjustment made to calculate
  segment operating income......................       173.6       (11.0)        93.3            3.1         (89.1)        169.9
 Less income tax effect.........................       (65.0)        4.1        (34.9)          (1.1)         47.0         (49.9)
                                                   ---------   ---------    ---------       --------     ---------     ---------
 Realized investment gains (losses),
  net-after-tax adjustment made to calculate
  segment operating income......................   $   108.6   $    (6.9)   $    58.4       $    2.0     $   (42.1)    $   120.0
                                                   =========   =========    =========       ========     =========     =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13--Segment Information (continued)


                                                                  Retail                   Institutional
                                                       Retail     Asset     Institutional   Investment    Corporate
1998                                                Protection   Gathering      G&SFP        Management   and Other   Consolidated
----                                                ----------  ----------  -------------  -------------  ---------  --------------
Revenues:
 Segment revenues................................   $ 2,667.6   $ 1,015.3    $ 1,731.2       $  143.9     $1,103.9     $ 6,661.9
 Realized investment gains, net..................        75.3        18.3         30.7            0.2         23.7         148.2
                                                    ---------   ---------    ---------       --------     --------     ---------
 Revenues........................................   $ 2,742.9   $ 1,033.6    $ 1,761.9       $  144.1     $1,127.6     $ 6,810.1
                                                    =========   =========    =========       ========     ========     =========
 Net investment income...........................   $ 1,061.2   $   378.0    $ 1,576.3       $   24.1     $  288.4     $ 3,328.0
Net Income:
 Segment after-tax operating income..............   $   166.1   $   111.1    $   145.7       $   15.4     $   56.3     $   494.6
 Realized investment gains, net..................        49.0        12.0         17.2            0.1         15.4          93.7
 Class action lawsuit............................          --          --           --             --       (150.0)       (150.0)
 Surplus tax ....................................        11.7         0.3          2.0             --          1.5          15.5
 Demutualization expenses........................        (7.9)       (1.8)        (1.5)            --         (0.5)        (11.7)
                                                    ---------   ---------    ---------       --------     --------     ---------
 Net income......................................   $   218.9   $   121.6    $   163.4       $   15.5     $  (77.3)    $   442.1
                                                    =========   =========    =========       ========     ========     =========
Supplemental Information:
 Inter-segment revenues..........................          --          --           --       $   34.3     $  (34.3)           --
 Equity in net income of investees accounted for
  by the equity method...........................   $    54.9          --    $    12.7            0.9          1.5     $    70.0
 Amortization of deferred policy acquisition costs      153.9   $    46.8          3.7             --         45.3         249.7
 Interest expense................................         0.3         8.5           --            7.0         60.9          76.7
 Income tax expense (credit).....................        82.1        61.5         67.9           10.7        (48.1)        174.1
 Segment assets..................................    25,684.2    12,715.7     29,315.2        3,439.6      5,792.5      76,947.2
Net Realized Investment Gains Data:
 Net realized investment gains (losses)..........       112.9        21.9         72.1           (4.2)        23.7         226.4
 Less amortization of deferred policy acquisition
  costs related to net realized investment
  (losses) gains.................................       (37.6)       (3.6)          --             --           --         (41.2)
 Less amounts credited to participating pension
  contractholder accounts........................          --          --        (79.1)            --           --         (79.1)
                                                    ---------   ---------    ---------       --------     --------     ---------
 Net realized investment gains (losses), net of
  related amortization of deferred policy
  acquisition costs and amounts credited to
  participating pension contractholders--per
  consolidated financial
  statements.....................................        75.3        18.3         (7.0)          (4.2)        23.7         106.1
 Less realized investment (losses) gains
  attributable to mortgage securitizations and
  investments backing short-term funding
  agreements.....................................          --          --        (37.7)          (4.4)          --         (42.1)
 Realized investment gains, net-pre-tax adjustment
  made to calculate segment operating income.....        75.3        18.3         30.7            0.2         23.7         148.2
 Less income tax effect..........................       (26.3)       (6.3)       (13.5)          (0.1)        (8.3)        (54.5)
                                                    ---------   ---------    ---------       --------     --------     ---------
 Realized investment gains, net-after-tax
  adjustment
  made to calculate segment operating income.....   $    49.0   $    12.0    $    17.2       $    0.1     $   15.4     $    93.7
                                                    =========   =========    =========       ========     ========     =========

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 13--Segment Information (continued)

  The Company operates primarily in the United States, Canada and the Pacific Rim (China, Indonesia, Malaysia, the Philippines, Singapore, and Thailand). The following table summarizes selected financial information by geographic location for the year ended or at December 31:


                                                                       Income Before
                                                                  Income taxes, Minority
                                                                  Interest and Cumulative
                                          Long-Lived                     Effect of
Location                        Revenues    Assets     Assets        Accounting Change
--------                        --------  ----------  ---------  -------------------------
                                                     (in millions)
2000
United States................   $5,823.7    $424.8    $77,978.9          $1,130.7
Canada.......................    1,078.6      30.4      9,357.8              58.5
Foreign--other...............      244.7       3.4        444.1               5.9
                                --------    ------    ---------          --------
 Total.......................   $7,147.0    $458.6    $87,780.8          $1,195.1
                                ========    ======    =========          ========

1999
United States................   $6,560.7    $440.0    $75,777.6          $  211.7
Canada.......................      741.9      28.8      8,461.7              41.8
Foreign--other...............      236.7       2.2        349.1               6.4
                                --------    ------    ---------          --------
 Total.......................   $7,539.3    $471.0    $84,588.4          $  259.9
                                ========    ======    =========          ========

1998
United States................   $6,069.5    $442.5    $71,725.1          $  585.1
Canada.......................      512.0      24.9      4,941.6              30.2
Foreign--other...............      228.6       2.1        280.5               2.0
                                --------    ------    ---------          --------
 Total.......................   $6,810.1    $469.5    $76,947.2          $  617.3
                                ========    ======    =========          ========


  The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

Note 14--Fair Value of Financial Instruments

  The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented herein.

  The following methods and assumptions were used by the Company to determine the fair values of financial instruments:

  Fair values for publicly traded fixed maturities (including redeemable preferred stocks) are obtained from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14--Fair Value of Financial Instruments (continued)

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying amount in the balance sheet for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

  The fair value of the Company's long-term debt is estimated using discounted cash flows based on the Company's incremental borrowing rates for similar types of borrowing arrangements. Carrying amounts for commercial paper and short-term borrowings approximate fair value.

  Fair values for the Company's guaranteed investment contracts and funding agreements are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the initial commitment.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 14--Fair Value of Financial Instruments (continued)

  The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                                                December 31,
                                                                ---------------------------------------------
                                                                        2000                    1999
                                                                ---------------------   ---------------------
                                                                Carrying      Fair      Carrying       Fair
                                                                  Value       Value       Value        Value
                                                                ----------  ----------  ----------  ------------
                                                                                (in millions)
Assets:
  Fixed maturities:
   Held-to-maturity...........................................  $11,888.6   $11,651.2   $13,790.2    $13,438.7
   Available-for-sale.........................................   16,023.5    16,023.5    16,959.2     16,959.2
  Equity securities:
   Available-for-sale.........................................    1,094.9     1,094.9     1,230.2      1,230.2
   Trading securities.........................................      231.6       231.6        84.1         84.1
  Mortgage loans on real estate...............................    8,968.9     9,350.6    10,733.0     10,681.8
  Policy loans................................................      428.6       428.6     1,938.8      1,938.8
  Short-term investments......................................      151.9       151.9       166.9        166.9
  Cash and cash equivalents                                       2,841.2     2,841.2     1,797.7      1,797.7
Liabilities:
  Debt........................................................      779.3       771.5       990.7        962.8
  Guaranteed investment contracts and
   funding agreements.........................................   14,333.9    13,953.8    13,109.3     12,709.1
  Fixed rate deferred and immediate annuities.................    5,195.2     5,101.3     4,801.1      4,656.9
  Supplementary contracts without life contingencies..........       60.0        63.1        56.6         55.7

Derivatives assets/(liabilities) relating to:
  Futures contracts, net......................................      (16.2)      (16.2)       31.3         31.3
  Interest rate swap agreements...............................     (178.2)     (176.1)       82.9        (18.3)
  Interest rate swap CMT......................................         --        (5.2)         --           --
  Interest rate cap agreements................................        2.2         2.2         5.8          5.8
  Interest rate floor agreements..............................       59.0        59.0         0.1          0.1
  Interest rate swaption agreements...........................       (1.3)       (1.3)       (3.6)        (3.6)
  Currency rate swap agreements...............................       11.4      (461.6)        9.1        (48.3)
  Equity collar agreements....................................       11.7        11.7        53.0         53.0

Commitments...................................................         --    (1,843.9)         --     (1,273.5)

                      JOHN HANCOCK LIFE INSURANCE COMPANY

Note 15--Stock Compensation Plans

  On January 5, 2000, the Company, as sole shareholder of JHFS, approved and adopted the 1999 Long-Term Stock Incentive Plan (the Incentive Plan), which originally had been approved by the Board of Directors of the Company on August 31, 1999. Under the Incentive Plan, which became effective on February 1, 2000, the effective date of the Plan of Reorganization of the Company, options of JHFS common stock granted may be either non-qualified options or incentive stock options qualifying under Section 422 of the Internal Revenue Code. The Incentive Plan objectives include attracting and retaining the best personnel, providing for additional performance incentives, and promoting the success of the Company by providing employees the opportunity to acquire JHFS's common stock.

  The maximum number of shares of JHFS common stock available under the Incentive Plan is 5% of the total number of shares of common stock that were outstanding following the IPO. In addition, no more than 4% of these shares shall be available for awards of incentive stock options under the Incentive Plan, and no more than 1% of these shares shall be available for stock awards, which includes non-vested stock. The aggregate number of shares that may be covered by awards for any one participant over the period that the Incentive Plan is in effect shall not exceed 1% of these shares. Subject to these overall limits, there is no annual limit on the number of stock options or stock awards that may be granted in any one year.

  The Incentive Plan has options exercisable at March 13, 2001 and 2002, June 12, 2001 and 2002, and August 14, 2001 and 2002. JHFS has granted 4.6 million options to employees of the Company as of December 31, 2000. Options outstanding under the Incentive Plan were granted at a price equal to the market value of the stock on the date of grant, vest over a two-year period, and expire five years after the grant date.

  The status of JHFS stock options granted to employees of the Company under the Long-Term Stock Incentive Plan is summarized below as of December 31:

                                                        Number of shares    Weighted-average
                                                         (in thousands)      exercise price
                                                        ----------------  ------------------
Outstanding at February 1, 2000.......................           --             $   --
 Granted..............................................      4,618.4              14.06
 Exercised............................................          0.2              13.94
 Canceled.............................................        311.6              13.94
                                                            -------             ------
Outstanding at December 31, 2000......................      4,306.6              14.07

Options exercisable at:
  March 13, 2001......................................      2,125.3              13.94
 June 12, 2001........................................          6.3              23.37
 August 14, 2001......................................         21.7              23.75
 March 13, 2002.......................................      2,125.3              13.94
 June 12, 2002........................................          6.3              23.37
 August 14, 2002......................................         21.7              23.75


  The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB Opinion No. 25, under which no compensation cost for stock options is recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock-based compensation plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net earnings would have been reduced to the pro forma amounts indicated below. Additional stock option awards are anticipated in future years.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 15--Stock Compensation Plan (continued)

  The Black-Scholes option valuation model was developed for use in estimating fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require input of highly subjective assumptions including the expected stock price volatility. Because the JHFS stock options granted to employees of the Company have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of the stock options.

  The estimated weighted-average grant date fair value per share of stock options granted during 2000 using the Black-Scholes option valuation model was $3.66. The fair value of options granted in 2000 is estimated on the date of grant using the following assumptions: dividend yield of 1.8%, expected volatility of 24%, risk-free interest rate range of 4.8% to 5.6% depending on grant date, and an expected life ranging from 2 to 5 years.

  For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period. The Company's pro forma information follows:


                                      For The Period
                                         February             Year Ended
                                          Through          December 31, 2000
                                     December 31, 2000   Pro Fprma (unaudited)
                                     -----------------  -----------------------
                                                  (in millions)
Net income:
 As reported.......................       $796.1                $840.1
 Pro forma (unaudited).............        792.4                 835.8


  At December 31, 2000, JHFS had 4.3 million stock options outstanding to employees of the Company with a weighted-average remaining contractual life of
4.2 years and a weighted-average exercise price of $14.07. As of December 31, 2000, there were 21,707 options exercisable, which represent grants to employees of the Company who subsequently retired. Employees of the Company who retire with outstanding options immediately vest and have a maximum of one year to exercise.

  On March 13, 2000, JHFS granted 291,028 shares of non-vested stock to key personnel of the Company at a weighted-average grant price per share of $14.34. These grants of non-vested stock are forfeitable and vest at three or five years of service with the Company. The total grant-date exercise price of the non-vested stock granted from February 1, 2000 through December 31, 2000 is $4.2 million. During the third and fourth quarters of 2000, 50,837 shares of non-vested stock were forfeited with a total grant date exercise price of $0.7 million.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

Note 16--Subsequent Events

  On February 8, 2001, the Company signed letters of intent to reinsure 50% of the business in the Closed Block, effective January 1, 2001. The effect of the reinsurance will be to lower the Company's statutory risk based capital requirements and to raise its statutory risk based capital ratio. This will provide greater statutory capital flexibility for the Company. There will be no effect on policyholder dividends, nor will the immediate effect on earnings be material, as the reinsurance treaties will not meet the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long Duration Contracts." Final treaties with two reinsurers are expected to be signed by the end of the first quarter of 2001. The reinsurance agreements result in making several hundred million dollars in statutory capital available for further business development or other purposes.

  In March 2001, the Company announced the sale of the retirement plan record-keeping business operated out of the mutual fund subsidiary of the Company, John Hancock Funds. It is estimated that an after-tax charge of approximately $9 million will be recorded in the first quarter of 2001 and that the Company will initially sever 31 employees with additional severances planned. The Company will continue to manage the assets of the business, the purchaser will assume the record-keeping and support responsibilities.

                       JOHN HANCOCK LIFE INSURANCE COMPANY

                     SCHEDULE I -- SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             excluding closed block
                             As of December 31, 2000
                                  (in millions)


                                                                                             Amount at Which
                                                                                               Shown in the
                                                                                               Consolidated
          Type of Investment                                            Cost (2)   Value      Balance Sheet
          ------------------                                            --------   -----     ---------------
Fixed maturity securities,
 available-for-sale:
Bonds:
United States government and government agencies and authorities.....      243.2     247.9          247.9
States, municipalities and political subdivisions....................      126.6     126.7          126.7
Foreign governments..................................................    1,386.4   1,453.8        1,453.8
Public utilities.....................................................    1,051.4   1,085.0        1,085.0
Convertibles and bonds with warrants attached........................      250.9     258.4          258.4
All other corporate bonds............................................   12,123.4  12,263.9       12,264.0
Certificates of deposits.............................................        0.0       0.0            0.0
Redeemable preferred stock ..........................................      608.4     587.8          587.8
                                                                        --------  --------       --------
Total fixed maturity securities, available-for-sale..................   15,790.3  16,023.5       16,023.6
                                                                        --------  --------       --------

Equity securities, available-for-sale:
Common stocks:
Public utilities.....................................................        4.7       5.5            5.5
Banks, trust and insurance companies.................................        1.9       2.8            2.8
Industrial, miscellaneous and all other..............................      703.1     968.9          968.9
Non-redeemable preferred stock.......................................      120.9     117.7          117.7
                                                                        --------  --------       --------
Total equity securities, available-for-sale..........................      830.6   1,094.9        1,094.9
                                                                        --------  --------       --------

Fixed maturity securities, held-to-maturity:
Bonds:
United States government and government agencies and authorities.....       32.5      33.2           32.5
States, municipalities and political subdivisions....................      717.4     701.3          717.4
Foreign governments..................................................        5.6      10.2            5.6
Public utilities.....................................................      973.2     901.3          973.2
Convertibles and bonds with warrants attached........................      174.2     149.0          174.2
All other corporate bonds............................................    9,985.7   9,856.2        9,985.7
Certificates of deposits.............................................        0.0       0.0            0.0
Redeemable preferred stock...........................................        0.0       0.0            0.0
                                                                        --------  --------       --------
Total fixed maturity securities, held-to-maturity....................   11,888.6  11,651.2       11,888.6
                                                                        --------  --------       --------

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                    SCHEDULE I -- SUMMARY OF INVESTMENTS --
            OTHER THAN INVESTMENTS IN RELATED PARTIES--(CONTINUED)
                            excluding closed block
                            As of December 31, 2000
                                 (in millions)


                                                                               Amount at Which
                                                                                 Shown in the
                                                                                 Consolidated
          Type of Investment                              Cost (2)   Value      Balance Sheet
          ------------------                              --------   -----     ---------------

Equity securities, trading:
Common stocks:
Public utilities.......................................        7.1       8.6            8.6
Banks, trust and insurance companies...................       14.9      24.6           24.6
Industrial, miscellaneous and all other................      171.4     198.4          198.4
Non-redeemable preferred stock.........................        0.0       0.0            0.0
Total equity securities, trading.......................      193.4     231.6          231.6
                                                          --------  --------       --------

Mortgage loans on real estate, net (1).................    9,038.9      XXXX        8,968.9
Real estate, net:
Investment properties (1)..............................      386.8      XXXX          373.6
Acquired in satisfaction of debt (1)...................      175.7      XXXX          145.4
Policy loans...........................................      428.6      XXXX          428.6
Other long-term investments (2)........................    1,353.0      XXXX        1,353.0
Short-term investments.................................      151.9      XXXX          151.9
                                                          --------  --------       --------
 Total investments.....................................   40,237.8  29,001.3       40,660.0
                                                          ========  ========       ========



(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

  as of December 31, 2000, 1999 and 1998 and for each of the years then ended
                                 (in millions)


                                                       Future Policy                     Other
                                          Deferred       Benefits,                      Policy
                                           Policy      Losses, Claims                 Claims and
                                         Acquisition      and Loss       Unearned      Benefits     Premium
       Segment                              Costs         Expenses      Premiums (1)  Payable (1)   Revenue
       -------                          ------------  ---------------  ------------   -----------   -------
2000:
Protection...........................     $1,466.8       $ 4,814.4        $262.6        $ 33.5        $430.6
Asset Gathering......................        558.2         5,619.9                        (4.5)         63.4
Guaranteed & Structured..............
Financial Products...................          8.5        21,944.2          60.4           0.7         620.3
Investment Management................           --              --            --            --            --
Corporate & Other....................        355.0         6,471.6         348.3         224.0       1,076.1
                                          --------       ---------        ------        ------      --------
 Total...............................     $2,388.5       $38,850.1        $671.3        $253.7      $2,190.4

1999:
Protection...........................     $2,291.6       $15,035.0        $217.4        $112.1      $1,291.0
Asset Gathering......................        521.5         5,166.8            --           0.2          17.2
Guaranteed & Structured..............
Financial Products...................          8.4        20,310.4          56.1           0.5         298.2
Investment Management................           --              --            --            --            --
Corporate & Other....................        321.2         6,629.1         216.7         246.1         804.9
                                          --------       ---------        ------        ------      --------
 Total...............................     $3,142.7       $47,141.3        $490.2        $358.9      $2,411.3

1998:
Protection...........................     $2,017.6       $14,093.6        $219.5        $ 85.5      $1,262.5
Asset Gathering......................        425.2         4,850.0            --           0.2          19.8
Guaranteed & Structured..............
Financial Products...................          8.7        19,366.4          48.4           0.3         121.4
Investment Management................           --              --            --            --            --
Corporate & Other....................        251.0         3,865.0         105.9         800.3         705.3
                                          --------       ---------        ------        ------      --------
 Total...............................     $2,702.5       $42,175.0        $373.8        $886.3      $2,109.0

                      JOHN HANCOCK LIFE INSURANCE COMPANY

  As of December 31, 2000, 1999 and 1998 and for each of the years then ended
                                 (in millions)

                                                                          Amortization of
                                                         Benefits,        Deferred Policy
                                                      Claims, Losses,    Acquisition Costs,
                                             Net            and          Excluding Amounts       Other
                                         Investment      Settlement     Related to Realized    Operating
       Segment                             Income         Expenses        Investment Gains      Expenses
       -------                           ----------   ---------------   -------------------    ---------
2000:
Protection...........................     $  604.8        $  633.5             $ 55.5           $  395.8
Asset Gathering......................        445.8           371.3               78.8              557.4
Guaranteed & Structured..............
Financial Products...................      1,741.9         1,963.5                2.6               77.5
Investment Management................         22.7              --                 --              132.7
Corporate & Other....................        435.8         1,124.2               46.9              344.3
                                          --------        --------             ------           --------
 Total...............................     $3,251.0        $4,092.5             $183.8           $1,507.7

1999:
Protection...........................     $1,101.9        $1,595.0             $ 69.2           $  401.2
Asset Gathering......................        388.6           299.3               53.5              542.1
Guaranteed & Structured..............
Financial Products...................      1,681.3         1,959.9                3.1               88.1
Investment Management................         45.9              --                 --              127.2
Corporate & Other....................        350.8         1,278.8               38.4              225.8
                                          --------        --------             ------           --------
 Total...............................     $3,568.5        $5,133.0             $164.2           $1,384.4

1998:
Protection...........................     $1,061.2        $1,424.4             $165.4           $  418.3
Asset Gathering......................        378.0           296.3               46.8              504.9
Guaranteed & Structured..............
Financial Products...................      1,576.3         1,411.5                3.7               92.6
Investment Management................         24.1              --                 --              117.8
Corporate & Other....................        288.4           950.4               45.3              224.2
                                          --------        --------             ------           --------
 Total...............................     $3,328.0        $4,082.6             $261.2           $1,357.8


(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reporting operating results would change by segment if different methods were applied.

                      JOHN HANCOCK LIFE INSURANCE COMPANY

                          SCHEDULE IV -- REINSURANCE

 As of December 31, 2000, 1999 and 1998 and for each of the years then ended:
                                 (in millions)

                                                                                              Percentage
                                                         Ceded to     Assumed                  of Amount
                                               Gross       Other    from Other                  Assumed
                                               Amount    Companies   Companies   Net Amount     to Net
                                               ------    ---------  ----------   ----------   ----------

2000
Life insurance in force...................   $346,720.6  $91,827.1   $27,489.1   $282,382.6       9.7%
                                             ----------  ---------   ---------   ----------     =====
Premiums:
Life insurance............................   $  1,818.8  $   370.6   $    23.9   $  1,472.1       1.6%
Accident and health insurance.............      1,338.6    1,061.5       441.2        718.3      61.4%
P&C.......................................           --         --          --           --       0.0%
                                             ----------  ---------   ---------   ----------     -----
  Total...................................   $  3,157.4  $ 1,432.1   $   465.1   $  2,190.4      21.2%
                                             ==========  =========   =========   ==========     =====

1999
Life insurance in force...................    380,019.3  $83,232.3   $29,214.6   $326,001.6       9.0%
                                             ----------  ---------   ---------   ----------     =====
Premiums:
Life insurance............................   $  2,292.8  $   468.5   $   139.4   $  1,963.7       7.1%
Accident and health insurance.............      1,142.4      868.2       173.1        447.3      38.7%
P&C.......................................           --         --          --          0.3     100.0%
                                             ----------  ---------   ---------   ----------     -----
  Total...................................   $  3,435.2  $ 1,336.7   $   312.8   $ 2,411.13      13.0%
                                             ==========  =========   =========   ==========     =====

1998
Life insurance in force...................   $324,597.7  $88,662.6   $29,210.1   $265,145.2      11.0%
                                             ----------  ---------   ---------   ----------     =====
Premiums:
Life insurance............................   $  1,871.9  $   327.6   $   221.0   $  1,765.3      12.5%
Accident and health insurance.............        956.5      743.7       130.9        343.7      38.1%
P&C.......................................          7.1        9.0         1.9                    0.0%
                                             ----------  ---------   ---------   ----------     -----
  Total...................................   $  2,835.5  $ 1,080.3   $   353.8   $  2,109.0      16.8%
                                             ==========  =========   =========   ==========     =====


Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

                         Report of Independent Auditors

To the Policyholders of,
John Hancock Variable Life Insurance Account UV of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Insurance Account UV (the Account) (comprising, respectively, the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Aim V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, and MFS New Discovery Series Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Mutual Life Insurance Account UV at December 31, 2000, the results of their operations and changes in their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


February 13, 2001

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

                                                                                                  International
                                                                         Large Cap     Active        Equity       Small Cap
                                                                          Growth        Bond          Index         Growth
                                                                        Subaccount   Subaccount    Subaccount     Subaccount
                                                                        ----------   ----------   -------------   ----------
Assets
Cash.................................................................            --           --           --             --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................   $40,309,354  $87,068,487   $6,443,455     $6,381,819
Investments in shares of portfolios of Outside Trust, at value.......            --           --           --             --
Policy loans and accrued interest receivable.........................     2,988,024   10,894,073      440,884          8,939
Receivable from:
 John Hancock Variable Series Trust I................................        78,996       43,980        3,951             --
 Portfolio of Outside Trusts.........................................            --           --           --             --
                                                                        -----------  -----------   ----------     ----------
Total assets.........................................................    43,376,374   98,006,540    6,888,290      6,390,758
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................        76,877       40,173        3,625          8,618
 Portfolio of Outside Trusts.........................................            --           --           --             --
Asset charges payable................................................         2,119        3,807          326            321
                                                                        -----------  -----------   ----------     ----------
Total liabilities....................................................        78,996       43,980        3,951          8,939
                                                                        -----------  -----------   ----------     ----------
Net assets...........................................................   $43,297,378  $97,962,560   $6,884,339     $6,381,819
                                                                        ===========  ===========   ==========     ==========


                                                                          Global      Mid Cap     Large Cap       Money
                                                                         Balanced     Growth        Value        Market
                                                                        Subaccount  Subaccount   Subaccount    Subaccount
                                                                        ----------  ----------   ----------    ----------
Assets
Cash.................................................................          --            --           --   $    (1,285)
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................    $173,721   $14,676,946  $14,990,188    23,979,125
Investments in shares of portfolios of Outside Trusts, at value......          --            --           --            --
Policy loans and accrued interest receivable.........................          --            --           --     2,237,889
Receivable from:
 John Hancock Variable Series Trust I................................         171        29,614       13,493       413,212
 Portfolio of Outside Trust..........................................          --            --           --            --
                                                                         --------   -----------  -----------   -----------
Total assets.........................................................     173,892    14,706,560   15,003,681    26,628,941
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................         162        28,877       12,748       411,972
 Portfolio of Outside Trusts.........................................          --            --           --            --
Asset charges payable................................................           9           737          745         1,241
                                                                         --------   -----------  -----------   -----------
Total liabilities....................................................         171        29,614       13,493       413,213
                                                                         --------   -----------  -----------   -----------
Net assets...........................................................    $173,721   $14,676,946  $14,990,188   $26,215,728
                                                                         ========   ===========  ===========   ===========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                               December 31, 2000

                                                                          Mid Cap    Small/Mid Cap  Real Estate     Growth &
                                                                           Value        Growth        Equity         Income
                                                                         Subaccount   Subaccount    Subaccount     Subaccount
                                                                         ----------  -------------  -----------    ----------
Assets
Cash.................................................................            --           --    $        3              --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................    $8,399,009   $5,855,422     5,654,199    $233,488,134
Investments in shares of portfolios of
 Outside Trust, at value.............................................            --           --            --              --
Policy loans and accrued interest receivable.........................            --           --       348,571      33,998,401
Receivable from:
 John Hancock Variable Series Trust I................................                      8,739        26,900          49,159
 Portfolio of Outside Trusts.........................................        52,486           --            --              --
                                                                         ----------   ----------    ----------    ------------
Total assets.........................................................     8,451,495    5,864,161     6,029,673     267,535,694
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................        52,072        8,446        26,610          39,397
 Portfolio of Outside Trusts.........................................            --           --            --              --
Asset charges payable................................................           414          293           290           9,763
                                                                         ----------   ----------    ----------    ------------
Total liabilities....................................................        52,486        8,739        26,900          49,160
                                                                         ----------   ----------    ----------    ------------
Net assets...........................................................    $8,399,009   $5,855,422    $6,002,773    $267,486,534
                                                                         ==========   ==========    ==========    ============


                                                                                        Short-Term  Small Cap    International
                                                                           Managed         Bond       Equity     Opportunities
                                                                          Subaccount    Subaccount  Subaccount    Subaccount
                                                                          ----------    ----------  ----------   -------------
Assets
Cash.................................................................    $       (685)         --           --             --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................      98,868,851    $356,968   $4,141,822    $10,859,971
Investments in shares of portfolios
 of Outside Trust, at value..........................................              --          --           --             --
Policy loans and accrued interest receivable.........................      13,608,061          --           --             --
Receivable from:
 John Hancock Variable Series Trust I................................          17,989         192        1,324         13,244
 Outside Trust.......................................................              --          --           --             --
                                                                         ------------    --------   ----------    -----------
Total assets.........................................................     112,494,216     357,160    4,143,146     10,873,215
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................          12,682         174        1,117         12,716
 Outside Trust.......................................................              --          --           --             --
Asset charges payable................................................           5,307          18          207            528
                                                                         ------------    --------   ----------    -----------
Total liabilities....................................................          17,989         192        1,324         13,244
                                                                         ------------    --------   ----------    -----------
Net assets...........................................................    $112,476,227    $356,968   $4,141,822    $10,859,971
                                                                         ============    ========   ==========    ===========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                               December 31, 2000

                                                                                                                   Brandes
                                                                           Equity       Global    Turner Core   International
                                                                            Index        Bond       Growth         Equity
                                                                         Subaccount   Subaccount  Subaccount     Subaccount
                                                                         ----------   ----------  -----------   -------------
Assets
Cash.................................................................             --          --         --              --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................    $50,096,716  $1,139,861         --              --
Investments in shares of portfolios of Outside Trust, at value.......             --          --   $370,494      $1,169,206
Policy loans and accrued interest receivable.........................             --          --         --              --
Receivable from:
 John Hancock Variable Series Trust I................................         10,356         243         --              --
 Portfolio of Outside Trusts.........................................             --          --         18              57
                                                                         -----------  ----------   --------      ----------
Total assets.........................................................     50,107,072   1,140,104    370,512       1,169,263
Liabilities
Payable to:
 John Hancock Variabl Life Insurance Company.........................          7,866         187         --              --
 Portfolio of Outside Trusts.........................................             --          --         --              --
Asset charges payable................................................          2,490          56         18              57
                                                                         -----------  ----------   --------      ----------
Total liabilities....................................................         10,356         243         18              57
                                                                         -----------  ----------   --------      ----------
Net assets...........................................................    $50,096,716  $1,139,861   $370,494      $1,169,206
                                                                         ===========  ==========   ========      ==========


                                                                           Frontier
                                                                           Capital        Emerging                  Small/Mid
                                                                         Appreciation  Markets Equity  Bond Index    Cap CORE
                                                                          Subaccount     Subaccount    Subaccount   Subaccount
                                                                         ------------  --------------  ----------   ----------
Assets
Cash.................................................................            --             --            --           --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................            --       $741,352      $265,912     $559,551
Investments in shares of portfolios of Outside Trust, at value.......      $516,716             --            --           --
Policy loans and accrued interest receivable.........................            --             --            --           --
Receivable from:
 John Hancock Variable Series Trust I................................            --          7,964            13           28
 Portfolio of Outside Trusts.........................................            26             --            --           --
                                                                           --------       --------      --------     --------
Total assets.........................................................       516,742        749,316       265,925      559,579
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................            --          7,928            --           --
 Portfolio of Outside Trusts.........................................            --             --            --           --
Asset charges payable................................................            26             36            13           28
                                                                           --------       --------      --------     --------
Total liabilities....................................................            26          7,964            13           28
                                                                           --------       --------      --------     --------
Net assets...........................................................      $516,716       $741,352      $265,912     $559,551
                                                                           ========       ========      ========     ========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                               December 31, 2000

                                                                            High                       Large Cap
                                                                           Yield     Clifton Enhanced  Aggressive   Fundamental
                                                                            Bond        US Equity        Growth       Growth
                                                                         Subaccount     Subaccount     Subaccount   Subaccount
                                                                         ----------  ----------------  ----------   -----------
Assets
Cash.................................................................            --           --             --            --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................    $1,379,867      $23,295         $1,934       $13,253
Investments in shares of portfolios of Outside Trust, at value.......            --           --             --            --
Policy loans and accrued interest receivable.........................            --           --             --            --
Receivable from:                                                                                             --            --
 John Hancock Variable Series Trust I................................            68            1             --             1
 Portfolio of Outside Trusts.........................................            --           --             --            --
                                                                         ----------      -------         ------       -------
Total assets.........................................................     1,379,935       23,296          1,934        13,254
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................            --           --             --             1
 Portfolio of Outside Trusts.........................................            --           --             --            --
Asset charges payable................................................            68            1             --            --
                                                                         ----------      -------         ------       -------
Total liabilities....................................................            68            1             --             1
                                                                         ----------      -------         ------       -------
Net assets...........................................................    $1,379,867      $23,295         $1,934       $13,253
                                                                         ==========      =======         ======       =======


                                                                                                                        Janus Aspen
                                                                                         Fidelity VIP  Fidelity VIP II     Global
                                                                         AIM V.I. Value     Growth       Contrafund      Technology
                                                                           Subaccount     Subaccount     Subaccount      Subaccount
                                                                         --------------  ------------  ---------------   ----------
Assets
Cash.................................................................            --             --             --              --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................            --             --             --              --
Investments in shares of portfolios of Outside Trust, at value.......        $5,292         $4,228         $6,507          $3,755
Policy loans and accrued interest receivable.........................            --             --             --              --
Receivable from:                                                                                               --              --
 John Hancock Variable Series Trust I................................            --             --             --              --
 Portfolio of Outside Trusts.........................................            --             --             --              --
                                                                             ------         ------         ------          ------
Total assets.........................................................         5,292          4,228          6,507           3,755
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................            --             --             --              --
 Portfolio of Outside Trusts.........................................            --             --             --              --
Asset charges payable................................................            --             --             --              --
                                                                             ------         ------         ------          ------
Total liabilities....................................................            --             --             --              --
                                                                             ------         ------         ------          ------
Net assets...........................................................        $5,292         $4,228         $6,507          $3,755
                                                                             ======         ======         ======          ======


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                               December 31, 2000


                                                                         Janus Aspen    MFS New
                                                                          Worldwide    Discovery
                                                                           Growth        Series
                                                                         Subaccount    Subaccount
                                                                         -----------   ----------
Assets
Cash.................................................................          --            --
Investments in shares of portfolios of John Hancock Variable
 Series Trust I, at value............................................          --            --
Investments in shares of portfolios of Outside Trust, at value.......      $4,664       $18,807
Policy loans and accrued interest receivable.........................          --            --
Receivable from:
 John Hancock Variable Series Trust I................................          --            --
 Portfolio of Outside Trusts.........................................          --             1
                                                                           ------       -------
Total assets.........................................................       4,664        18,808
Liabilities
Payable to:
 John Hancock Variable Life Insurance Company........................          --            --
 Portfolio of Outside Trusts.........................................          --            --
Asset charges payable................................................          --             1
                                                                           ------       -------
Total liabilities....................................................          --             1
                                                                           ------       -------
Net assets...........................................................      $4,664       $18,807
                                                                           ======       =======


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                            STATEMENTS OF OPERATIONS

                      Years and periods ended December 31,


                                                         Large Cap Growth Subaccount                Active Bond Subaccount
                                                     -------------------------------------  --------------------------------------
                                                         2000          1999        1998        2000          1999           1998
                                                     -------------  ----------  ----------  ------------  ------------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............   $  6,351,461   $6,381,711  $2,836,032  $ 5,048,654   $ 5,184,234    $5,266,576
 Outside Trusts...................................             --           --          --           --            --            --
 Interest income on policy loans..................        223,081      161,454     128,186      769,530       750,673       727,807
                                                     ------------   ----------  ----------  -----------   -----------    ----------
Total investment income...........................      6,574,542    6,543,165   2,964,218    5,818,184     5,934,907     5,994,383
Expenses:
 Mortality and expense risks......................        286,716      213,770     143,859      485,231       452,925       415,570
                                                     ------------   ----------  ----------  -----------   -----------    ----------
Net investment income.............................      6,287,826    6,329,395   2,820,359    5,332,953     5,481,982     5,578,813
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................      1,809,410    1,146,308     433,509   (1,058,175)     (388,883)     (142,628
 Net unrealized appreciation
  (depreciation) during the period ...............    (17,039,660)     320,087   4,558,660    3,862,398    (5,439,148)     (102,600
                                                     ------------   ----------  ----------  -----------   -----------    ----------
Net realized and unrealized gain
 (loss) on investments............................    (15,230,250)   1,466,395   4,992,169    2,804,223    (5,828,031)     (245,228
                                                     ------------   ----------  ----------  -----------   -----------    ----------
Net increase (decrease) in net assets
 resulting from operations........................   $ (8,942,424)  $7,795,790  $7,812,528  $ 8,137,176   $  (346,049)   $5,333,585
                                                     ============   ==========  ==========  ===========   ===========    ==========


                                                      International Equity Index Subaccount        Small Cap Growth Subaccount
                                                     --------------------------------------    ------------------------------------
                                                         2000            1999         1998        2000          1999           1998
                                                     --------------  ------------  ----------  ------------  ----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............    $   334,135     $  212,869    $743,339   $   621,346   $   43,433    $     --
 Outside Trusts...................................             --             --          --            --           --          --
 Interest income on policy loans..................         29,828         20,538      17,802            --           --          --
                                                      -----------     ----------    --------   -----------   ----------    --------
Total investment income...........................        363,963        233,407     761,141       621,346      543,433          --
Expenses:
 Mortality and expense risks......................         41,808         32,838      26,542        39,379       15,809       8,233
                                                      -----------     ----------    --------   -----------   ----------    --------
Net investment income (loss)......................        322,155        200,569     734,599       581,967      527,624      (8,233
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains...............................         76,586         62,140      52,891       159,388       48,210      21,741
 Net unrealized appreciation
  (depreciation) during the period................     (1,706,468)     1,295,768      13,239    (2,654,137)   1,125,829     204,674
                                                      -----------     ----------    --------   -----------   ----------    --------
Net realized and unrealized gain
 (loss) on investments............................     (1,629,882)     1,357,908      66,130    (2,494,749)   1,174,039     226,415
                                                      -----------     ----------    --------   -----------   ----------    --------
Net increase (decrease) in net assets
 resulting from operations........................    $(1,307,727)    $1,558,477    $800,729   $(1,912,782)  $1,701,663    $218,182
                                                      ===========     ==========    ========   ===========   ==========    ========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                          Global Balanced Subaccount        Mid Cap Growth Subaccount
                                                          ----------------------------  -----------------------------------
                                                            2000      1999      1998        2000          1999        1998
                                                          ---------  --------  -------  -------------  ----------  --------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............        $  8,232   $17,211   $12,240  $  2,284,720   $1,373,009   $130,303
 Outside Trusts...................................              --        --        --            --           --         --
 Interest income on policy loans..................              --        --        --            --           --         --
                                                          --------   -------   -------  ------------   ----------   --------
Total investment income...........................           8,232    17,211    12,240     2,284,720    1,373,009    130,303
Expenses:
 Mortality and expense risks......................           1,034     1,267       826       101,903       34,834      5,242
                                                          --------   -------   -------  ------------   ----------   --------
Net investment income                                        7,198    15,944    11,414     2,182,817    1,338,175    125,061
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................          (3,641)    1,061     1,050     1,892,763      420,826     26,192
 Net unrealized appreciation
  (depreciation) during the period................         (21,945)   (8,559)   12,294   (11,690,290)   4,283,452    193,946
                                                          --------   -------   -------  ------------   ----------   --------
Net realized and unrealized gain
 (loss) on investments............................         (25,586)   (7,498)   13,344    (9,797,527)   4,704,278    220,138
                                                          --------   -------   -------  ------------   ----------   --------
Net increase (decrease) in net assets
 resulting from operations........................        $(18,388)  $ 8,446   $24,758  $ (7,614,710)  $6,042,453   $345,199
                                                          ========   =======   =======  ============   ==========   ========


                                                         Large Cap Value Subaccount            Money Market Subaccount
                                                      ---------------------------------  -----------------------------------
                                                         2000        1999        1998       2000        1999           1998
                                                      -----------  ----------  --------  ----------  ----------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............     $ 759,319   $ 511,132   $185,232  $1,260,525  $1,134,371   $2,249,510
 Outside Trusts...................................            --          --         --          --          --           --
 Interest income on policy loans..................            --          --         --     162,299     155,491      154,162
                                                      ----------   ---------   --------  ----------  ----------   ----------
Total investment income...........................       759,319     511,132    185,232   1,422,824   1,289,862    2,403,672
Expenses:
 Mortality and expense risks......................        65,992      36,983     15,356     132,261     146,758      263,735
                                                      ----------   ---------   --------  ----------  ----------   ----------
Net investment income.............................       693,327     474,149    169,876   1,290,563   1,143,104    2,139,937
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................       (47,306)    123,242     68,953          --          --           --
 Net unrealized appreciation
  (depreciation) during the period................       854,807    (499,454)    64,132          --          --           --
                                                      ----------   ---------   --------  ----------  ----------   ----------
Net realized and unrealized gain
 (loss) on investments............................       807,501    (376,212)   133,085          --          --           --
                                                      ----------   ---------   --------  ----------  ----------   ----------
Net increase in net assets
 resulting from operations........................    $1,500,828   $  97,937   $302,961  $1,290,563  $1,143,104   $2,139,937
                                                      ==========   =========   ========  ==========  ==========   ==========

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                         Mid Cap Value Subaccount        Small/Mid Cap Growth Subaccount
                                                    ----------------------------------   --------------------------------
                                                       2000        1999        1998        2000        1999         1998
                                                    -----------  ----------  ----------  ----------  ----------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............  $  861,684   $  30,563   $  53,920   $ 603,438   $ 840,786    $ 93,281
 Outside Trusts...................................          --          --          --          --          --          --
 Interest income on policy loans..................          --          --          --          --          --          --
                                                    ----------   ---------   ---------   ---------   ---------    --------
Total investment income...........................     861,684      30,563      53,920     603,438     840,786      93,281
Expenses:
 Mortality and expense risks......................      36,705      28,106      34,857      32,879      30,491      26,942
                                                    ----------   ---------   ---------   ---------   ---------    --------
Net investment income.............................     824,979       2,457      19,063     570,559     810,295      66,339
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................     (47,013)   (547,518)     74,634    (136,669)     16,952      33,249
 Net unrealized appreciation
  (depreciation) during the period................     853,987     657,486    (944,401)     (2,663)   (590,295)    126,465
                                                    ----------   ---------   ---------   ---------   ---------    --------
Net realized and unrealized gain
 (loss) on investments............................     806,974     109,968    (869,767)   (139,332)   (573,343)    159,714
                                                    ----------   ---------   ---------   ---------   ---------    --------
Net increase (decrease) in net assets
 resulting from operations........................  $1,631,953   $ 112,425   $(850,704)  $ 431,227   $ 236,952    $226,053
                                                    ==========   =========   =========   =========   =========    ========


                                                       Real Estate Equity Subaccount             Growth & Income Subaccount
                                                    ------------------------------------   ---------------------------------------
                                                       2000        1999         1998           2000          1999            1998
                                                    -----------  ----------  ------------  -------------  -----------  ------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............  $  471,363   $ 262,930   $   343,976   $ 43,732,520   $35,057,066   $26,306,209
 Outside Trusts...................................          --          --            --             --            --            --
 Interest income on policy loans..................      21,486      17,361        17,260      2,428,588     2,279,107     1,996,131
                                                    ----------   ---------   -----------   ------------   -----------   -----------
Total investment income...........................     492,849     280,291       361,236     46,161,108    37,336,173    28,302,340
Expenses:
 Mortality and expense risks......................      27,585      24,900        33,890      1,733,223     1,779,482     1,466,469
                                                    ----------   ---------   -----------   ------------   -----------   -----------
Net investment income.............................     465,264     255,391       327,346     44,427,885    35,556,691    26,835,871
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................    (159,205)   (168,994)      158,205     18,300,286     5,502,422     3,223,935
 Net unrealized appreciation
  (depreciation) during the period................     919,904    (220,380)   (1,546,717)   (96,829,044)    2,405,417    32,918,552
                                                    ----------   ---------   -----------   ------------   -----------   -----------
Net realized and unrealized gain
 (loss) on investments............................     760,699    (389,374)   (1,388,512)   (78,528,758)    7,907,839    36,142,487
                                                    ----------   ---------   -----------   ------------   -----------   -----------
Net increase (decrease) in net assets
 resulting from operations .......................  $1,225,963   $(133,983)  $(1,061,166)  $(34,100,873)  $43,464,530   $62,978,358
                                                    ==========   =========   ===========   ============   ===========   ===========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                                    Managed Subaccount               Short-Term Bond Subaccount
                                                          ----------------------------------------  ----------------------------
                                                              2000          1999          1998       2000       1999       1998
                                                          -------------  ------------  -----------  --------  ---------  ----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I..................   $ 11,757,304   $ 9,998,433   $ 9,347,788  $17,131   $ 15,539    $27,350
 Outside Trusts........................................             --            --            --       --         --         --
 Interest income on policy loans.......................             --       953,686       854,487       --         --         --
                                                          ------------   -----------   -----------  -------   --------    -------
Total investment income................................     11,757,304    10,952,119    10,202,275   17,131     15,539     27,350
Expenses:
 Mortality and expense risks...........................        664,664       649,802       577,276    1,637      1,497      2,680
                                                          ------------   -----------   -----------  -------   --------    -------
Net investment income..................................     11,092,640    10,302,317     9,624,999   15,494     14,042     24,670
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)...........................      1,551,519       996,546       791,245   (2,287)    (8,638)       265
 Net unrealized appreciation
  (depreciation) during the period.....................    (12,278,637)   (2,108,530)    6,629,458    6,756     (2,442)    (4,247)
                                                          ------------   -----------   -----------  -------   --------    -------
Net realized and unrealized gain
 (loss) on investments.................................    (10,727,118)   (1,111,984)    7,420,703    4,469    (11,080)    (3,982)
                                                          ------------   -----------   -----------  -------   --------    -------
Net increase in net assets
 resulting from operations.............................   $    365,522   $ 9,190,333   $17,045,702  $19,963   $  2,962    $20,688
                                                          ============   ===========   ===========  =======   ========    =======


                                                         Small Cap Equity Subaccount       International Opportunities Subaccount
                                                      ---------------------------------   ---------------------------------------
                                                        2000        1999        1998          2000           1999         1998
                                                      ----------  ----------  ----------  --------------  ----------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I.............    $ 321,253   $  79,585   $  12,675    $   617,754     $241,151      $ 33,443
 Outside Trusts...................................           --          --          --             --           --            --
 Interest income on policy loans..................           --          --          --             --           --            --
                                                      ---------   ---------   ---------    -----------     --------      --------
Total investment income...........................      321,253      79,585      12,675        617,754      241,151        33,443
Expenses:
 Mortality and expense risks......................       23,745      17,680      11,853         53,038       17,937        21,581
                                                      ---------   ---------   ---------    -----------     --------      --------
Net investment income.............................      297,508      61,905         822        564,716      223,214        11,862
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)......................     (110,857)    (33,134)     29,257        348,813      155,412        33,474
 Net unrealized appreciation
  (depreciation) during the period................     (668,463)   (148,401)   (105,331)    (2,497,504)     387,412       272,314
                                                      ---------   ---------   ---------    -----------     --------      --------
Net realized and unrealized gain
 (loss) on investments............................     (779,320)   (181,535)    (76,074)    (2,148,691)     542,824       305,788
                                                      ---------   ---------   ---------    -----------     --------      --------
Net increase (decrease) in net assets
 resulting from operations........................    $(481,812)  $(119,630)  $ (75,252)   $(1,583,975)    $766,038      $317,650
                                                      =========   =========   =========    ===========     ========      ========

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                     Years and periods ended December 31,


                                                      Equity Index Subaccount                       Global Bond Subaccount
                                               ----------------------------------------   -----------------------------------------
                                                   2000           1999          1998          2000          1999            1998
                                               ------------   -----------   -----------   -----------    -----------    -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ......   $ 2,327,055    $   593,325   $   185,267   $    63,032    $    37,862    $    19,628
 Outside Trusts ............................            --             --            --            --             --             --
 Interest income on policy loans ...........            --             --            --            --             --             --
                                               -----------    -----------   -----------   -----------    -----------    -----------
Total investment income ....................     2,327,055        593,325       185,267        63,032         37,862         19,628
Expenses:
 Mortality and expense risks ...............       185,175         63,950        27,141         5,624          4,084          1,979
                                               -----------    -----------   -----------   -----------    -----------    -----------
Net investment income ......................     2,141,880        529,375       158,126        57,408         33,778         17,649
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)  ..............       485,643        271,978       443,879       (14,302)          (151)         3,991
 Net unrealized appreciation
  (depreciation) during the period .........    (8,035,375)     1,282,937       585,673        63,359        (52,953)        4,,308
                                               -----------    -----------   -----------   -----------    -----------    -----------
Net realized and unrealized gain
 (loss) on investments .....................    (7,549,732)     1,554,915     1,029,552        49,057        (53,104)         8,299
                                               -----------    -----------   -----------   -----------    -----------    -----------
Net increase (decrease) in net
 assets resulting from operations ..........   $(5,407,852)   $ 2,084,290   $ 1,187,678   $   106,465    $   (19,326)   $    25,948
                                               ===========    ===========   ===========   ===========    ===========    ===========


                                                         Turner Core Growth Subaccount      Brandes International Equity Subaccount
                                                     ------------------------------------   ---------------------------------------
                                                       2000          1999         1998         2000           1999          1998
                                                     ---------     ---------    ---------   ----------      ---------     ---------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ...........           --            --           --           --             --            --
 Outside Trusts .................................    $  52,832     $  19,328    $   2,231    $  92,935      $  16,354     $  14,444
 Interest income on policy loans ................           --            --           --           --             --            --
                                                     ---------     ---------    ---------    ---------      ---------     ---------
Total investment income .........................       52,832        19,328        2,231       92,935         16,354        14,444
Expenses:
 Mortality and expense risks ....................        2,215         1,139          565        4,973          2,166         1,158
                                                     ---------     ---------    ---------    ---------      ---------     ---------
Net investment income ...........................       50,617        18,189        1,666       87,962         14,188        13,286
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains .............................       20,969        26,736        2,780       13,902         11,526           600
 Net unrealized appreciation
  (depreciation) during the period ..............     (120,040)       23,628       22,686      (35,201)       122,734         8,581
                                                     ---------     ---------    ---------    ---------      ---------     ---------
Net realized and unrealized gain
 (loss) on investments ..........................      (99,071)       50,364       25,466      (21,299)       134,260         9,181
                                                     ---------     ---------    ---------    ---------      ---------     ---------
Net increase (decrease) in net
 assets resulting from
 operations .....................................    $ (48,454)    $  68,553    $  27,132    $  66,663      $ 148,448     $  22,467
                                                     =========     =========    =========    =========      =========     =========

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                   Frontier Capital Appreciation Subaccount    Emerginng Markets Equity Subaccount
                                                   ----------------------------------------   -------------------------------------
                                                      2000            1999         1998           2000          1999         1998*
                                                   -----------    -----------  ------------   ---------     ---------   -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ..........           --            --            --     $  63,791     $  15,636    $       1
 Outside Trusts ................................    $ 133,836     $  13,028     $  12,832            --            --           --
 Interest income on policy loans ...............           --            --            --            --            --           --
                                                    ---------     ---------     ---------     ---------     ---------    ---------
Total investment income ........................      133,836        13,028        12,832        63,791        15,636            1
Expenses:
 Mortality and expense risks ...................        3,700         4,257        13,446         5,200           466           --
                                                    ---------     ---------     ---------     ---------     ---------    ---------
Net investment income (loss) ...................      130,136         8,771          (614)       58,591        15,170            1
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses) ...................       68,311       (59,550)       23,061        19,902         1,838           (1)
 Net unrealized appreciation
  (depreciation) during the period .............     (175,994)       89,369          (840)     (571,486)       92,713          (48)
                                                    ---------     ---------     ---------     ---------     ---------    ---------
Net realized and unrealized gain
 (loss) on investments .........................     (107,683)       29,819        22,221      (551,584)       94,551          (49)
                                                    ---------     ---------     ---------     ---------     ---------    ---------
Net increase (decrease) in net assets
 resulting from operations .....................    $  22,453     $  38,590     $  21,607     $(492,993)    $ 109,721    $     (48)
                                                    =========     =========     =========     =========     =========    =========


                                                                 Bond Index Subaccount             Small/Mid Cap CORE Subaccount
                                                          ----------------------------------     ----------------------------------
                                                            2000         1999         1998*        2000         1999        1998*
                                                          --------     --------     --------     --------     --------    ---------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ................    $  7,273     $  2,971     $    296     $ 22,843     $  6,699    $     --
 Outside Trusts ......................................          --           --           --           --           --          --
 Interest income on policy loans .....................          --           --           --           --           --          --
                                                          --------     --------     --------     --------     --------    --------
Total investment income ..............................       7,273        2,971          296       22,843        6,699          --
Expenses:
 Mortality and expense risks .........................         561          270           11        1,051          335          48
                                                          --------     --------     --------     --------     --------    --------
Net investment income (loss) .........................       6,712        2,701          285       21,792        6,364         (48)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)  ........................        (607)      (1,613)         (26)       1,505        1,093      (1,957)
 Net unrealized appreciation
  (depreciation) during the period ...................       6,100       (1,753)        (147)     (13,928)       4,719       1,888
                                                          --------     --------     --------     --------     --------    --------
Net realized and unrealized gain
 (loss) on investments ...............................       5,493       (3,366)        (173)     (12,423)       5,812         (69)
                                                          --------     --------     --------     --------     --------    --------
Net increase (decrease) in net
 assets resulting from operations ....................    $ 12,205     $   (665)    $    112     $  9,369     $ 12,176    $   (117)
                                                          ========     ========     ========     ========     ========    ========

 ____________________________

* From May 1, 1998 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                                                                                        Large Cap
                                                                                                                        Aggressive
                                                                                                  Clifton Enhanced Us     Growth
                                                             High Yield Bond Subaccount            Equity Subaccount    Subaccount
                                                         -----------------------------------    ----------------------  -----------
                                                            2000        1999         1998*        2000         1999**     2000***
                                                         ---------    --------     ---------    ---------    ---------  -----------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ................   $  84,101    $   3,011    $      50           --           --   $      36
 Outside Trusts ......................................          --           --           --    $   3,328    $   1,435          --
 Interest income on policy loans .....................          --           --           --           --           --          --
                                                         ---------    ---------    ---------    ---------    ---------   ---------
Total investment income ..............................      84,101        3,011           50        3,328        1,435          36
Expenses:
 Mortality and expense risks .........................       5,409          220            2          138           61           6
                                                         ---------    ---------    ---------    ---------    ---------   ---------
Net investment income ................................      78,692        2,791           48        3,190        1,374          30
Net realized and unrealized gain
 (loss) on investments:
 Net realized gains (losses)  ........................     (12,114)        (396)        (108)         302           11          (8)
 Net unrealized appreciation
  (depreciation) during the period ...................    (188,735)      (1,172)         (19)      (5,562)       1,285        (616)
                                                         ---------    ---------    ---------    ---------    ---------   ---------
Net realized and unrealized gain
 (loss) on investments ...............................    (200,849)      (1,568)        (127)      (5,260)       1,296        (624)
                                                         ---------    ---------    ---------    ---------    ---------   ---------
Net increase (decrease) in net
 assets resulting from operations ....................   $(122,157)   $   1,223    $     (79)   $  (2,070)   $   2,670   $    (594)
                                                         =========    =========    =========    =========    =========   =========


                                                                    Fundamental       AIM V.I.        Fidelity VIP   Fidelity VIP II
                                                                      Growth           Value             Growth          Contrafund
                                                                    Subaccount       Subaccount        Subaccount        Subaccount
                                                                    -----------      -----------      ------------   ---------------
                                                                      2000***          2000***          2000***            2000***
                                                                    -----------      -----------      ------------   ---------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ......................          $ 1,361           $   241                --             --
 Outside Trusts ............................................               --                --                --             --
 Interest income on policy loans ...........................               --                --                --             --
                                                                      -------           -------           -------        -------
Total investment income ....................................            1,361               241                --             --
Expenses:
 Mortality and expense risks ...............................               10                11           $     6        $    12
                                                                      -------           -------           -------        -------
Net investment income (loss) ...............................            1,351               230                (6)           (12)
Net realized and unrealized
 (loss) on investments:
 Net realized (losses) .....................................              (10)              (11)               (7)            (4)
 Net unrealized (depreciation)
  during the period ........................................           (1,226)           (1,068)             (525)          (366)
                                                                      -------           -------           -------        -------
Net realized and unrealized
 (loss) on investments .....................................           (1,236)           (1,079)             (532)          (370)
                                                                      -------           -------           -------        -------
Net increase (decrease) in net
 assets resulting from operations ..........................          $   115           $  (849)          $  (538)       $  (382)
                                                                      =======           =======           =======        =======


______________________________
  * From May 1, 1998 (commencement of operations).
 ** From May 1, 1999 (commencement of operations).
*** From April 24, 2000 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                                                         Janus Aspen  Janus Aspen
                                                                                           Global     Worldwide        MFS New
                                                                                         Technology     Growth     Discovery Series
                                                                                         Subaccount   Subaccount      Subaccount
                                                                                         -----------  -----------  ----------------
                                                                                          2000****     2000****         2000***
                                                                                         -----------  -----------  ----------------
Investment income:
Distributions received from:
 John Hancock Variable Series Trust I ................................................          --           --              --
 Outside Trust .......................................................................     $    24      $     1              --
 Interest income on policy loans .....................................................          --           --              --
                                                                                           -------      -------         -------
Total investment income ..............................................................          24            1              --
Expenses:
 Mortality and expense risks .........................................................           8            8         $    19
                                                                                           -------      -------         -------
Net investment income (loss) .........................................................          16           (7)            (19)
Net realized and unrealized gain (loss) on investments:
 Net realized (losses) ...............................................................         (99)         (71)             (7)
 Net unrealized appreciation (depreciation) during the period ........................      (1,649)        (717)            197
                                                                                           -------      -------         -------
Net realized and unrealized gain (loss) on investments ...............................      (1,748)        (788)            190
                                                                                           -------      -------         -------
Net increase (decrease) in net assets resulting from operations ......................     $(1,732)     $  (795)        $   171
                                                                                           =======      =======         =======

 _____________________________
 *** From April 24, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      STATEMENTS OF CHANGES IN NET ASSETS

                      Years and periods ended December 31,


                                                  Large Cap Growth Subaccount                   Active Bond Subaccount
                                            -----------------------------------------  --------------------------------------------
                                                2000          1999          1998           2000           1999           1998
                                            -------------  ------------  ------------  --------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income...................   $  6,287,826   $ 6,329,395   $ 2,820,359   $   5,332,953   $ 5,481,982    $ 5,578,813
 Net realized gains (losses).............      1,809,410     1,146,308       433,509      (1,058,175)     (388,883)      (142,628)
 Net unrealized appreciation
  (depreciation) during the period.......    (17,039,660)      320,087     4,558,660       3,862,398    (5,439,148)      (102,600)
                                            ------------   -----------   -----------   -------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations...............     (8,942,424)    7,795,790     7,812,528       8,137,176      (346,049)     5,333,585
From policyholder transactions:
 Net premiums from policyholders.........     16,225,070    10,950,682     6,922,934      26,218,788    11,668,600     10,038,753
 Net benefits to policyholders...........     (8,421,666)   (5,776,293)   (3,869,320)    (17,903,281)   (7,543,864)    (7,974,328)
 Net increase in policy loans............        407,961            --            --         620,295            --             --
                                            ------------   -----------   -----------   -------------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions...............      8,211,365     5,174,389     3,053,614       8,935,802     4,124,736      2,064,425
                                            ------------   -----------   -----------   -------------   -----------    -----------
Net increase (decrease) in net assets....       (731,059)   12,970,179    10,866,142      17,072,978     3,778,687      7,398,010
Net assets at beginning of period........     44,028,437    31,058,258    20,192,116      80,889,582    77,110,895     69,712,885
                                            ------------   -----------   -----------   -------------   -----------    -----------
Net assets at end of period..............   $ 43,297,378   $44,028,437   $31,058,258   $  97,962,560   $80,889,582    $77,110,895
                                            ============   ===========   ===========   =============   ===========    ===========


                                                  International Equity Index Subaccount         Small Cap Growth Subaccount
                                                 ----------------------------------------  ----------------------------------------
                                                    2000          1999          1998          2000          1999          1998
                                                 ------------  ------------  ------------  ------------  -----------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)..................  $   322,155   $   200,569   $   734,599   $   581,967   $  527,624    $   (8,233)
 Net realized gains............................       76,586        62,140        52,891       159,388       48,210        21,741
 Net unrealized appreciation (depreciation)
  during the  period...........................   (1,706,468)    1,295,768        13,239    (2,654,137)   1,125,829       204,674
                                                 -----------   -----------   -----------   -----------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations...............................   (1,307,727)    1,558,477       800,729    (1,912,782)   1,701,663       218,182
From policyholder transactions:
 Net premiums from policyholders...............    2,208,528     1,634,643     1,489,281     4,738,730    1,398,160       891,480
 Net benefits to policyholders.................   (1,307,479)   (1,119,500)   (1,357,312)     (956,063)    (390,180)     (269,586)
 Net increase in policy loans..................      110,023            --            --            --           --            --
                                                 -----------   -----------   -----------   -----------   ----------    ----------
Net increase in net assets resulting from
 policyholder transactions.....................    1,011,072       515,143       141,969     3,782,667    1,007,980       621,894
                                                 -----------   -----------   -----------   -----------   ----------    ----------
Net increase (decrease) in net assets..........     (296,655)     2073,620       942,698     1,869,885    2,709,643       840,076
Net assets at beginning of period..............    7,180,994     5,107,374     4,164,676     4,511,934    1,802,291       962,215
                                                 -----------   -----------   -----------   -----------   ----------    ----------
Net assets at end of period....................  $ 6,884,339   $ 7,180,994   $ 5,107,374   $ 6,381,819   $4,511,934    $1,802,291
                                                 ===========   ===========   ===========   ===========   ==========    ==========

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                          Global Balanced Subaccount                   Mid Cap Growth Subaccount
                                        -------------------------------   ----------------------------------------------------
                                          2000       1999        1998           2000                1999              1998
                                        ---------  ----------  --------   ------------------  -----------------   ------------
Increase (decrease) in net assets
 from operations:
 Net investment income...............   $  7,198   $  15,944   $ 11,414   $       2,182,817   $      1,338,175    $     125,061
 Net realized gains (losses).........     (3,641)      1,061      1,050           1,892,763            420,826           26,192
 Net unrealized appreciation
  (depreciation) during the period...    (21,945)     (8,559)    12,294         (11,690,290)         4,283,452          193,946
                                        --------   ---------   --------   -----------------   ----------------    -------------
Net increase (decrease) in net assets
 resulting from operations...........    (18,388)      8,446     24,758          (7,614,710)         6,042,453          345,199
From policyholder transactions:
 Net premiums from policyholders.....     75,380     115,573    150,466          13,112,643          7,041,199          772,359
 Net benefits to policyholders.......    (83,639)   (133,983)   (50,204)         (4,430,561)          (947,660)        (211,806)
Net increase (decrease) in policy
 loans...............................         --          --         --                  --                 --               --
                                        --------   ---------   --------   -----------------   ----------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions........................     (8,259)    (18,410)   100,262           8,682,082          6,093,539          560,553
                                        --------   ---------   --------   -----------------   ----------------    -------------
Net increase (decrease) in net assets    (26,647)     (9,964)   125,020           1,067,372         12,135,992          905,752
Net assets at beginning of period....    200,368     210,332     85,312          13,609,574          1,473,582          567,830
                                        --------   ---------   --------   -----------------   ----------------    -------------
Net assets at end of period..........   $173,721   $ 200,368   $210,332   $      14,676,946   $     13,609,574    $   1,473,582
                                        ========   =========   ========   =================   ================    =============


                                              Large Cap Value Subaccount                  Money Market Subaccount
                                        ---------------------------------------  -------------------------------------------
                                           2000          1999          1998          2000           1999            1998
                                        ------------  ------------  -----------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income...............   $   693,327   $   474,149   $  169,876   $  1,290,563   $  1,143,104    $  2,139,937
 Net realized gains (losses).........       (47,306)      123,242       68,953             --             --              --
 Net unrealized appreciation
  (depreciation) during the period...       854,807      (499,454)      64,132             --             --              --
                                        -----------   -----------   ----------   ------------   ------------    ------------
Net increase  in net assets
 resulting from operations...........     1,500,828        97,937      302,961      1,290,563      1,143,104       2,139,937
From policyholder transactions:
 Net premiums from policyholders.....     7,024,748     5,449,922    2,321,440     26,609,851     16,733,655      55,692,824
 Net benefits to policyholders.......    (1,798,175)   (1,059,147)    (528,449)   (22,265,301)   (46,642,184)    (22,850,788)
 Net increase (decrease) in policy
  loans..............................            --            --           --         77,509             --        (198,682)
                                        -----------   -----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions........................     5,226,573     4,390,775    1,792,991      4,422,059    (29,908,529)     32,643,354
                                        -----------   -----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net assets     6,727,401     4,488,712    2,095,932      5,712,622    (28,765,425)     34,783,291
Net assets at beginning of period....     8,268,787     3,774,075    1,678,123     20,503,106     49,268,531      14,485,240
                                        -----------   -----------   ----------   ------------   ------------    ------------
Net assets at end of period..........   $14,990,188   $ 8,262,787   $3,774,075   $ 26,215,728   $ 20,503,106    $ 49,268,531
                                        ===========   ===========   ==========   ============   ============    ============

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,

                                                 Mid Cap Value Subaccount             Small/Mid Cap Growth Subaccount
                                           -------------------------------------   ----------------------------------------
                                              2000         1999          1998         2000          1999           1998
                                           -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations:
 Net investment income...................  $  824,979   $     2,457   $   19,063   $   570,559   $   810,295    $    66,339
 Net realized gains (losses).............     (47,013)     (547,518)      74,634      (136,669)       16,952         33,249
 Net unrealized appreciation
  (depreciation) during the period.......     853,987       657,486     (944,401)       (2,663)     (590,295)       126,465
                                           ----------   -----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations...............   1,631,953       112,425     (850,704)      431,227       236,952        226,053
From policyholder transactions:
 Net premiums from policyholders.........   2,895,543     2,086,192    5,639,732     1,474,342     1,533,102      1,812,713
 Net benefits to policyholders...........    (830,119)   (3,546,814)    (775,357)   (1,536,191)   (1,200,248)    (1,214,489)
 Net increase (decrease) in policy loans           --            --           --            --            --             --
                                           ----------   -----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions   2,065,424    (1,460,622)   4,864,375       (61,849)      332,854        598,224
                                           ----------   -----------   ----------   -----------   -----------    -----------
Net increase (decrease) in net assets....   3,697,377    (1,348,197)   4,013,671       369,378       569,806        824,277
Net assets at beginning of period........   4,701,632     6,049,829    2,036,158     5,486,044     4,916,238      4,091,961
                                           ----------   -----------   ----------   -----------   -----------    -----------
Net assets at end of period..............  $8,399,009   $ 4,701,632   $6,049,829   $ 5,855,422   $ 5,486,044    $ 4,916,238
                                           ==========   ===========   ==========   ===========   ===========    ===========


                                                Real Estate Equity Subaccount                Growth & Income Subaccount
                                           ----------------------------------------  -------------------------------------------
                                              2000          1999          1998           2000           1999            1998
                                           ------------  ------------  ------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations:
 Net investment income...................  $   465,264   $   255,391   $   327,346   $ 44,427,885   $ 35,556,691    $ 26,835,871
 Net realized gains (losses).............     (159,205)     (168,994)      158,205     18,300,286      5,502,422       3,223,935
 Net unrealized appreciation
  (depreciation) during the period.......      919,904      (220,380)   (1,546,717)   (96,829,044)     2,405,417      32,918,552
                                           -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations...............    1,225,963      (133,983)   (1,061,166)   (34,100,873)    43,464,530      62,978,358
From policyholder transactions:
 Net premiums from policyholders.........    1,762,038       968,627     3,382,263     31,462,247     34,593,082      35,108,834
 Net benefits to policyholders...........   (1,130,179)   (2,335,552)   (1,663,696)   (71,685,409)   (34,650,911)    (29,649,984)
 Net increase (decrease) in policy loans       114,851            --        (1,103)     1,310,472             --       3,672,137
                                           -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      746,710    (1,366,925)    1,717,464    (38,912,690)       (57,829)      9,130,987
                                           -----------   -----------   -----------   ------------   ------------    ------------
Net increase (decrease) in net assets....    1,972,673    (1,500,908)      656,298    (73,013,563)    43,406,701      72,109,345
Net assets at beginning of period........    4,030,100     5,531,008     4,874,710    340,500,097    297,093,396     224,984,051
                                           -----------   -----------   -----------   ------------   ------------    ------------
Net assets at end of period..............  $ 6,002,773   $ 4,030,100   $ 5,531,008   $267,486,534   $340,500,097    $297,093,396
                                           ===========   ===========   ===========   ============   ============    ============


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,

                                                             Managed Subaccount                      Short-Term Bond Subaccount
                                                --------------------------------------------    ------------------------------------
                                                    2000            1999           1998           2000          1999         1998
                                                -------------   -------------  -------------    ---------    ----------   ----------
Increase (decrease) in net assets
 from operations:
 Net investment income ......................   $ 11,092,640    $ 10,302,317    $  9,624,999    $  15,494    $  14,042    $  24,670
 Net realized gains (losses)  ...............      1,551,519         996,546         791,245       (2,287)      (8,638)         265
 Net unrealized appreciation (depreciation)
  during the period .........................    (12,278,637)     (2,108,530)      6,629,458        6,756       (2,442)      (4,247)
                                                ------------    ------------    ------------    ---------    ---------    ---------
Net increase in net assets
 resulting from operations ..................        365,522       9,190,333      17,045,702       19,963        2,962       20,688
From policyholder transactions:
 Net premiums from policyholders ............     12,192,565      13,430,282      13,116,210      167,135      109,732      420,697
 Net benefits to policyholders ..............    (19,842,234)    (14,305,859)    (14,539,301)     (69,043)    (370,270)     (71,999)
 Net increase in policy loans ...............        630,955            --         1,134,137         --           --           --
                                                ------------    ------------    ------------    ---------    ---------    ---------
Net increase (decrease) in net assets
 resulting from policyholder transactions ...     (7,018,714)       (875,577)       (288,954)      98,092     (260,538)     348,698
                                                ------------    ------------    ------------    ---------    ---------    ---------
Net increase (decrease) in net assets .......     (6,653,192)      8,314,756      16,756,748      118,055     (257,576)     369,386
Net assets at beginning of period ...........    119,129,419     110,814,663      94,057,915      238,913      496,489      127,103
                                                ------------    ------------    ------------    ---------    ---------    ---------
Net assets at end of period .................   $112,476,227    $119,129,419    $110,814,663    $ 356,968    $ 238,913    $ 496,489
                                                ============    ============    ============    =========    =========    =========


                                                     Small Cap Equity Subaccount             International Opportunities Subaccount
                                              -----------------------------------------    -----------------------------------------
                                                 2000            1999           1998          2000          1999            1998
                                              -----------    -----------    -----------    -----------   -----------   -------------
Increase (decrease) in net assets
 from operations:
 Net investment income ....................   $   297,508    $    61,905    $       822    $   564,716   $   223,214    $    11,862
 Net realized gains (losses) ..............      (110,857)       (33,134)        29,257        348,813       155,412         33,474
 Net unrealized appreciation (depreciation)
  during the period .......................      (668,463)      (148,401)      (105,331)    (2,497,504)      387,412        272,314
                                              -----------    -----------    -----------    -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations ................      (481,812)      (119,630)       (75,252)    (1,583,975)      766,038        317,650
From policyholder transactions:
 Net premiums from policyholders ..........     1,608,648      1,483,922      1,644,666      9,284,275     2,354,681      3,814,201
 Net benefits to policyholders ............      (452,404)      (447,402)      (270,585)      (469,272)   (3,673,500)      (339,134)
 Net increase (decrease) in policy loans ..            --             --             --             --            --             --
                                              -----------    -----------    -----------    -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from policyholder transactions..     1,156,242      1,036,520      1,374,081      8,815,003    (1,318,819)     3,475,067
                                              -----------    -----------    -----------    -----------   -----------    -----------
Net increase (decrease) in net assets .....       674,430        916,890      1,298,829      7,231,028      (552,781)     3,792,717
Net assets at beginning of period .........     3,467,392      2,550,502      1,251,673      3,628,943     4,181,724        389,007
                                              -----------    -----------    -----------    -----------   -----------    -----------
Net assets at end of period ...............   $ 4,141,822    $ 3,467,392    $ 2,550,502    $10,859,971   $ 3,628,943    $ 4,181,724
                                              ===========    ===========    ===========    ===========   ===========    ===========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,

                                                          Equity Index Subaccount                     Global Bond Subaccount
                                                -----------------------------------------    --------------------------------------
                                                    2000           1999           1998          2000           1999          1998
                                                ------------   -----------    -----------    -----------    ----------    ---------
Increase (decrease) in net assets
 from operations:
 Net investment income ......................   $ 2,141,880    $   529,375    $   158,126    $    57,408    $   33,778    $ 17,649
 Net realized gains (losses)  ...............       485,643        271,978        443,879        (14,302)         (151)      3,991
 Net unrealized appreciation (depreciation)
  during the period .........................    (8,035,375)     1,282,937        585,673         63,359       (52,953)      4,308
                                                -----------    -----------    -----------    -----------    ----------    --------
Net increase (decrease) in net assets
 resulting from operations ..................    (5,407,852)     2,084,290      1,187,678        106,465       (19,326)     25,948
From policyholder transactions:
 Net premiums from policyholders ............    43,728,519      6,697,385      4,822,053        396,099       696,619     381,024
 Net benefits to policyholders ..............    (2,630,030)    (1,623,429)      (885,493)      (192,421)     (317,999)    (83,865)
 Net increase (decrease) in policy loans ....            --             --             --             --            --          --
                                                -----------    -----------    -----------    -----------    ----------    --------
Net increase in net assets resulting from
 policyholder transactions ..................    41,098,489      5,073,956      3,936,560        203,678       378,620     297,159
                                                -----------    -----------    -----------    -----------    ----------    --------
Net increase in net assets ..................    35,690,637      7,158,246      5,124,238        310,143       359,294     323,107
Net assets at beginning of period ...........    14,406,079      7,247,833      2,123,595        829,718       470,424     147,317
                                                -----------    -----------    -----------    -----------    ----------    --------
Net assets at end of period .................   $50,096,716    $14,406,079    $ 7,247,833    $ 1,139,861    $  829,718    $470,424
                                                ===========    ===========    ===========    ===========    ==========    ========


                                                                                               Brandes International Equity
                                                   Turner Core Growth Subaccount                         Subaccount
                                              ---------------------------------------    -----------------------------------------
                                                 2000           1999          1998           2000          1999           1998
                                              -----------   -----------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets
 from operations:
 Net investment income ....................   $    50,617   $    18,189   $     1,666    $    87,962    $    14,188    $    13,286
 Net realized gains .......................        20,969        26,736         2,780         13,902         11,526            600
 Net unrealized appreciation (depreciation)
  during the period .......................      (120,040)       23,628        22,686        (35,201)       122,734          8,581
                                              -----------   -----------   -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations ................       (48,454)       68,553        27,132         66,663        148,448         22,467
From policyholder transactions:
 Net premiums from policyholders ..........       192,556       109,802        39,070        616,308        152,629        141,892
 Net benefits to policyholders ............       (31,415)      (45,555)       (9,835)       (39,267)       (31,332)       (34,941)
 Net increase (decrease) in policy
  loans ...................................          --            --            --             --             --             --
                                              -----------   -----------   -----------    -----------    -----------    -----------
 Net increase  in net assets resulting from
  policyholder transactions ...............       161,141        64,247        29,235        577,041        121,297        106,951
                                              -----------   -----------   -----------    -----------    -----------    -----------
Net increase in net assets ................       112,687       132,800        56,367        643,704        269,745        129,418
Net assets at beginning of period .........       257,807       125,007        68,640        525,502        255,757        126,339
                                              -----------   -----------   -----------    -----------    -----------    -----------
Net assets at end of period ...............   $   370,494   $   257,807   $   125,007    $ 1,169,206    $   525,502    $   255,757
                                              ===========   ===========   ===========    ===========    ===========    ===========


See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,

                                                  Frontier Capital Appreciation Subaccount    Emerging Markets Equity Subaccount
                                                 -----------------------------------------  -------------------------------------
                                                    2000           1999            1998        2000          1999          1998*
                                                 ----------    ------------   ------------  ----------    ---------     ---------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  ................   $ 130,136    $     8,771    $     (614)   $   58,591    $  15,170    $       1
 Net realized gains (losses) ..................      68,311        (59,550)       23,061        19,902        1,838           (1)
 Net unrealized appreciation (depreciation)
  during the period ...........................    (175,994)        89,369          (840)     (571,486)      92,713          (48)
                                                  ---------    -----------    ----------    ----------    ---------    ---------
Net increase (decrease) in net assets resulting
 from
 operations ...................................      22,453         38,590        21,607      (492,993)     109,721          (48)
From policyholder transactions:
 Net premiums from policyholders ..............     219,803        103,675     2,465,299     1,133,676      336,277          784
 Net benefits to policyholders ................    (179,523)    (2,221,410)     (227,386)     (337,143)      (8,915)          (7)
 Net increase in policy loans .................        --             --            --            --           --           --
                                                  ---------    -----------    ----------    ----------    ---------    ---------
Net increase (decrease) in net assets resulting
 from policyholder transactions ...............      40,280     (2,117,735)    2,237,913       796,533      327,362          777
                                                  ---------    -----------    ----------    ----------    ---------    ---------
Net increase (decrease) in net assets .........      62,733     (2,079,145)    2,259,520       303,540      437,083          729
Net assets at beginning of period .............     453,983      2,533,128       273,608       437,812          729         --
                                                  ---------    -----------    ----------    ----------    ---------    ---------
Net assets at end of period ...................   $ 516,716    $   453,983    $2,533,128    $  741,352    $ 437,812    $     729
                                                  =========    ===========    ==========    ==========    =========    =========


                                                               Bond Index Subaccount              Small /Mid Cap CORE Subaccount
                                                        ------------------------------------   ------------------------------------
                                                           2000         1999         1998*        2000         1999         1998*
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)  ......................   $   6,712    $   2,701    $     285    $  21,792    $   6,364    $     (48)
 Net realized gains (losses)  .......................        (607)      (1,613)         (26)       1,505        1,093       (1,957)
 Net unrealized appreciation
  (depreciation) during the period ..................       6,100       (1,753)        (147)     (13,928)       4,719        1,888
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net assets
 resulting from operations ..........................      12,205         (665)         112        9,369       12,176         (117)
From policyholder transactions:
 Net premiums from policyholders ....................     196,240       80,921       16,730      479,768       44,493       52,673
 Net benefits to policyholders ......................     (16,742)     (20,596)      (2,293)      (6,951)     (12,003)     (19,857)
 Net increase in policy loans .......................          --           --           --           --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net increase in net assets resulting
 from policyholder transactions .....................     179,498       60,325       14,437      472,817       32,490       32,816
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net increase in net assets ..........................     191,703       59,660       14,549      482,186       44,666       32,699
Net assets at beginning of period ...................      74,209       14,549           --       77,365       32,699           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net assets at end of period .........................   $ 265,912    $  74,209    $  14,549    $ 559,551    $  77,365    $  32,699
                                                        =========    =========    =========    =========    =========    =========

_____________________________

 * From May 1, 1998 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,



                                                           High Yield Bond Subaccount      Clifton Enhanced US Equity Subaccount
                                                        --------------------------------   --------------------------------------
                                                           2000       1999       1998*           2000                 1999**
                                                        -----------  --------  ----------  ------------------  ------------------
Increase (decrease) in net assets from operations:
 Net investment income..............................    $   78,692   $ 2,791   $      48        $ 3,190              $ 1,374
 Net realized gains (losses.........................       (12,114)     (396)       (108)           302                   11
 Net unrealized appreciation (depreciation) during
   the period.......................................      (188,735)   (1,172)        (19)        (5,562)               1,285
                                                        ----------   -------   ---------        -------              -------
Net increase (decrease) in net assets resulting from
 operations.........................................      (122,157)    1,223         (79)        (2,070)               2,670
From policyholder transactions:
 Net premiums from policyholders....................     1,514,684    69,375     108,274         16,541               15,505
 Net benefits to policyholders......................       (88,711)       --    (102,742)        (9,351)                  --
 Net increase in policy loans.......................            --        --          --             --                   --
                                                        ----------   -------   ---------        -------              -------
Net increase in net assets resulting from policyholder
 transactions.......................................     1,425,973    69,375       5,532          7,190               15,505
                                                        ----------   -------   ---------        -------              -------
Net increase in net assets..........................     1,303,816    70,598       5,453          5,120               18,175
Net assets at beginning of period...................        76,051     5,453          --         18,175                   --
                                                        ----------   -------   ---------        -------              -------
Net assets at end of period.........................    $1,379,867   $76,051   $   5,453        $23,295              $18,175
                                                        ==========   =======   =========        =======              =======


                                                        Large Cap
                                                        Aggressive  Fundamental    Aim V.I.   Fidelity VIP
                                                          Growth       Growth       Value        Growth        Fidelity VIP II
                                                        Subaccount  Subaccount    Subaccount   Subaccount    ContrafundSubaccount
                                                        ----------  ------------  ----------  ------------  ---------------------
                                                         2000***      2000***      2000***      2000***            2000***
                                                        ----------  ------------  ----------  ------------  ---------------------
Increase (decrease) in  net assets
 from operations:
 Net investment income (loss)..................          $   30     $     1,351    $   230      $   (6)            $   (12)
 Net realized (losses).........................              (8)            (10)       (11)         (7)                 (4)
 Net unrealized (depreciation)
  during the period............................            (616)         (1,226)    (1,068)       (525)               (366)
                                                         ------     -----------    -------      ------             -------
Net increase (decrease) in net assets resulting
 from operations...............................            (594)            115       (849)       (538)               (382)
From policyholder transactions:
 Net premiums from policyholders...............           2,528       9,264,914     12,213       5,160              13,880
 Net benefits to policyholders.................              --      (9,251,776)    (6,072)       (394)             (6,991)
 Net increase in policy loans..................              --              --         --          --                  --
                                                         ------     -----------    -------      ------             -------
Net increase in net assets resulting from
 policyholder transactions.....................           2,528          13,138      6,141       4,766               6,889
                                                         ------     -----------    -------      ------             -------
Net increase in net assets.....................           1,934          13,253      5,292       4,228               6,507
Net assets at beginning of period..............              --              --         --          --                  --
                                                         ------     -----------    -------      ------             -------
Net assets at end of period....................          $1,934     $    13,253    $ 5,292      $4,228             $ 6,507
                                                         ======     ===========    =======      ======             =======

  _________________________

  * From May 1, 1998 (commencement of operations).
 ** From May 1, 1999 (commencement of operations).
*** From April 24, 2000 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                      Years and periods ended December 31,


                                                                             Janus Aspen       Janus Aspen           MFS New
                                                                          Global Technical   Worldwide Growth       Discovery
                                                                             Subaccount         Subaccount      Series Subaccount
                                                                          -----------------  ----------------  -------------------
                                                                              2000****           2000****            2000***
                                                                          -----------------  ----------------  -------------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)..........................................       $    16            $   (7)            $    (19)
 Net realized (losses).................................................           (99)              (71)                  (7)
 Net unrealized appreciation (depreciation) during the period..........        (1,649)             (717)                 197
                                                                              -------            ------             --------
Net increase (decrease) in net assets resulting from operations........        (1,732)             (795)                 171
From policyholder transactions:
 Net premiums from policyholders.......................................         5,487             5,929               37,394
 Net benefits to policyholders.........................................            --              (470)             (18,758)
 Net increase in policy loans..........................................            --                --                   --
                                                                              -------            ------             --------
Net increase in net assets resulting
  from policyholder transactions.......................................         5,487             5,459               18,636
                                                                              -------            ------             --------
Net increase in net assets.............................................         3,755             4,664               18,807
Net assets at beginning of period......................................            --                --                   --
                                                                              -------            ------             --------
Net assets at end of period............................................       $ 3,755            $4,664             $ 18,807
                                                                              =======            ======             ========

  _________________________

 *** From April 24, 2000 (commencement of operations).
**** From June 29, 2000 (commencement of operations).

See accompanying notes.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000

1.  Organization

John Hancock Mutual Variable Life Insurance Account UV (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMVLICO or John Hancock). John Hancock Mutual Variable Life Insurance Account UV was formed to fund variable life insurance policies (Policies) issued by JHMVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of thirty-four subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Fund of John Hancock Variable Series Trust I (the Trust) or Outside Trust. New subaccounts may be added as new Funds are added to the Trust or to Outside Trust, or as other investment options are developed, and made available to policyholders. The thirty-four Funds of the Trust and Outside Trust which are currently available are the Large Cap Growth, Active Bond (formerly, Sovereign Bond), International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, Global Bond (formerly, Strategic
Bond), Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, Emerging Markets Equity, Bond Index, Small/Mid Cap CORE, High Yield Bond, Clifton Enhanced US Equity, Large Cap Aggressive Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), AIM V.I. Value, Fidelity VIP Growth, Fidelity VIP II Contrafund, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, and MFS New Discovery Series subaccounts. Each Fund has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Investment in shares of the Trust and of Outside Trust are valued at the reported net asset values of the respective Funds. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of respective Fund shares are determined on the basis of identified cost.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

Federal Income Taxes

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

Expenses

JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

Policy Loans

Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily.

3.  Transactions with Affiliates

JHVLICO acts as the distributor, principal underwriter and investment advisor for the Fund.

Certain officers of the Account are officers and directors of JHVLICO or the Fund.

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

4.  Details of Investments

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust and of Outside Trusts at December 31, 2000 were as follows:


Subaccount                        Shares Owned      Cost          Value
----------------------------------------------------------------------------
Large Cap Growth                    2,134,279   $ 49,726,695   $ 40,309,354
Active Bond                         9,220,332     89,132,947     87,068,487
International Equity Index            418,581      7,018,825      6,443,455
Small Cap Growth                      469,884      7,618,520      6,381,819
Global Balanced                        18,730        195,343        173,721
Mid Cap Growth                        940,768     21,821,280     14,676,946
Large Cap Value                     1,042,527     14,485,880     14,990,188
Money Market                        2,396,674     23,979,125     23,979,125
Mid Cap Value                         573,188      7,672,317      8,399,009
Small/Mid Cap Growth                  427,288      6,411,225      5,855,422
Real Estate Equity                    410,488      5,654,057      5,654,199
Growth & Income                    16,464,612    264,186,266    233,488,134
Managed                             7,151,246    101,360,593     98,868,851
Short-Term Bond                        36,191        357,048        356,968
Small Cap Equity                      453,079      5,074,119      4,141,822
International Opportunities           916,359     12,702,732     10,859,971
Equity Index                        2,839,312     56,110,489     50,096,716
Global Bond                           109,624      1,123,879      1,139,861
Turner Core Growth                     21,099        436,949        370,494
Brandes International Equity           78,208      1,075,621      1,169,206
Frontier Capital
Appreciation                           29,955        570,395        516,716
Emerging Markets                  110,662,958      1,220,174        741,352
Bond Index                             27,296        261,716        265,912
Small/Mid Cap CORE                     57,007        566,872        559,551
High Yield Bond                       182,888      1,569,793      1,379,867
Clifton Enhanced U.S.
Equity                                  1,427         27,572         23,295
Large Cap Aggressive
Growth                                    203          2,550          1,934
Fundamental Growth                      1,059         14,479         13,253
AIM V.I. Value                            194          6,361          5,292
Fidelity VIP Growth                        97          4,753          4,228
Fidelity VIP II Contrafund                275          6,874          6,507
Janus Aspen Global
Technology                                573          5,404          3,755
Janus Aspen Worldwide
Growth                                    127          5,380          4,664
MFS New Discovery Series                1,132         18,610         18,807

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

4.  Details of Investments (continued)

Purchases, including reinvestment of dividend distributions and proceeds from the sales of shares in the Subaccounts of the Trust and of Outside Trusts during 2000 were as follows:


Subaccount                                Purchases       Sales
----------------------------------------------------------------------
Large Cap Growth                         $18,258,586   $ 4,179,799
Active Bond                               21,683,388     8,059,756
International Equity Inde                  1,819,131       600,051
Small Cap Growth                           4,728,339       363,705
Global Balanced                               73,877        74,938
Mid Cap Growth                            15,044,085     4,179,188
Large Cap Value                            8,324,134     2,404,233
Money Market                              25,074,870    19,446,917
Mid Cap Value                              3,589,187       698,784
Small/Mid Cap Growth                       1,603,684     1,094,974
Real Estate Equity                         1,807,284       703,801
Growth & Income                           57,305,890    53,160,381
Managed                                   15,768,185    12,350,769
Short-Term Bond                              168,738        55,151
Small Cap Equity                           1,883,002       429,250
International Opportunities               11,983,910     2,604,191
Equity Index                              46,207,986     2,967,617
Global Bond                                  456,473       195,388
Turner Core Growth                           260,382        48,624
Brandes International Equity                 707,500        42,497
Frontier Capital Appreciation                364,918       194,503
Emerging Markets                           1,122,971       267,846
Bond Index                                   332,405       146,196
Small/Mid Cap CORE                           504,485         9,875
High Yield Bond                            1,777,756       273,092
Clifton Enhanced U.S. Equity                  19,876         9,496
Large Cap Aggressive Growth                    2,611            52
Fundamental Growth                            14,558            69
AIM V.I. Value                                 6,455            83
Fidelity VIP Growth                            4,825            65
Fidelity VIP II Contrafund                     6,967            89
Janus Aspen Global Technology.                 5,776           273
Janus Aspen Worldwide Growth                   5,930           479
MFS New Discovery Series                      18,733           116

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

5.  Net Assets

Accumulation shares attributable to net assets of policyholders and accumulation share values for each Subaccount at December 31, 2000 were as follows:


                                            UV VLI Class #1                   UV VLI Class #2             UV MVL Class #3
                                --------------------------------------------------------------------------------------------------
                                Accumulation        Accumulation         Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                         Shares           Share Values            Shares     Share values     Shares      Share Values
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                  301,994            $  71                      --            --        47,403         $65.04
Active Bond                       301,994               62                 301,994       $ 62.65        19,396          26.01
International Equity Index        301,994               23                      --            --        21,835          22.61
Small Cap Growth                       --               --                      --            --        84,323          16.94
Global Balanced                        --               --                      --            --         6,978          12.01
Mid Cap Growth                         --               --                      --            --       150,842          22.69
Large Cap Value                        --               --                      --            --        69,602          18.15
Money Market                      301,994               33                 301,994         33.36       149,377          19.12
Mid Cap Value                          --               --                      --            --        81,913          17.95
Small/Mid Cap Growth                   --               --                      --            --        27,289          21.50
Real Estate Equity                301,994               29                      --            --        20,927          29.12
Growth & Income                   301,994              162                 301,994        162.20       134,966          58.85
Managed                           301,994               46                      --            --        52,738          39.43
Short-Term Bond                        --               --                      --            --         5,572          16.94
Small Cap Equity                       --               --                      --            --        38,204          11.15
International Opportunities            --               --                      --            --        34,841          13.75
Equity Index                           --               --                      --            --       266,104          20.84
Global Bond                            --               --                      --            --        23,292          13.54
Turner Core Growth                     --               --                      --            --         4,834          23.25
Brandes International Equity           --               --                      --            --        19,563          17.87
Frontier Capital  Appreciation         --               --                      --            --         2,760          22.59
Emerging Markets Equity                --               --                      --            --        17,441           7.62
Bond Index                             --               --                      --            --         5,016          11.49
Small/Mid Cap CORE                     --               --                      --            --         3,381          11.19
High Yield Bond                        --               --                      --            --        31,917           8.95
Clifton Enhanced US Equity             --               --                      --            --         1,965          11.85
Large Cap Aggressive Growth            --               --                      --            --            --             --
Fundamental Growth                     --               --                      --            --            --             --
AIM V.I. Value                         --               --                      --            --            --             --
Fidelity VIP Growth                    --               --                      --            --            --             --
Fidelity VIP II Contrafund             --               --                      --            --            --             --
Janus Aspen Global
Technology                             --               --                      --            --            --             --
Janus Aspen Worldwide
Growth                                 --               --                      --            --            --             --
MFS New Discovery Series               --               --                      --            --            --             --

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

5.  Net Assets (continued)



                                        UV Flex Class #4                 UV Flex II Class #5           UV Flex Class #9
                                --------------------------------------------------------------------------------------------------
                                Accumulation        Accumulation         Accumulation  Accumulation  Accumulation   Accumulation
Subaccount                         Shares           Share Values            Shares     Share Values     Shares      Share Values
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                   355,536            $ 65.04               27,727        $65.04        2,052          $28.09
Active Bond                      1,688,399              26.01               12,973         26.01           --           15.25
International Equity Index          151,89              22.61               11,943         22.61           --              --
Small Cap Growth                   240,785              16.94               35,289         16.94           --           17.00
Global Balanced                      3,671              12.01                3,495         12.01           --           12.05
Mid Cap Growth                     417,189              22.69               45,217         22.69           --           22.77
Large Cap Value                    681,933              18.15               44,769         18.15           --           18.22
Money Market                       639,493              19.12                9,562         19.12           --           13.91
Mid Cap Value                      325,982              17.95               30,538         17.95           --           18.01
Small/Mid Cap Growth               225,097              21.50                9,052         21.50           --           21.61
Real Estate Equity                 109,667              29.11                8,662         29.11           --           19.07
Growth & Income                  1,397,476              58.85               72,875         58.85        3,195           26.87
Managed                          1,120,465              39.43               34,455         39.42           --           20.90
Short-Term Bond                     14,895              13.94                3,097         13.94           --           14.01
Small Cap Equity                   290,429              11.15               26,171         11.15           --           11.19
International Opportunities        711,861              13.75               13,887         13.75        4,650           13.79
Equity Index                     1,994,107              20.84               71,508         20.84           --           20.91
Global Bond                         47,066              13.54                9,112         13.54           --           13.58
Turner Core Growth                  11,094              23.25                   --         23.25           --           25.11
Brandes International Equity        34,475              17.87                  525         17.87           --           17.72
Frontier Capital  Appreciation      14,908              22.59                  275         22.59        4,318           24.40
Emerging Markets Equity             62,103               7.62                7,993          7.62           --            7.62
Bond Index                          17,515              11.49                  279         11.49          131           11.50
Small/Mid Cap CORE                  30,190              11.19                1,187         11.19          619           11.20
High Yield Bond                    119,207               8.95                2,037          8.95          150            8.96
Clifton Enhanced US Equity              --              11.85                   --         11.85           --           15.66
Large Cap Aggressive Growth             --                 --                   --            --           --            8.15
Fundamental Growth                      --                 --                   --            --           --           10.29
AIM V.I. Value                          --                 --                   --            --           --            8.43
Fidelity VIP Growth                     --                 --                   --            --           --            9.00
Fidelity VIP II Contrafund              --                 --                   --            --           --            9.64
Janus Aspen Global
Technology                              --                 --                   --            --           --            6.75
Janus Aspen Worldwide
Growth                                  --                 --                   --            --           --            8.33
MFS New Discovery Series                --                 --                   --            --           --           10.01

                JOHN HANCOCK VARIABLE LIFE INSURANCE ACCOUNT UV

5.  Net Assets (continued)


                                   UV Flex Class #7                   UV Flex Class #8
                        ------------------------------------------------------------------------
                        Accumulation        Accumulation         Accumulation   Accumulation
Subaccount                 Shares           Share Values            Shares      Share Values
------------------------------------------------------------------------------------------------
Large Cap Growth           19,225            $27.90                 15,279         $28.00
Active Bond                16,904             15.14                  5,716          15.20
International Equity
 Index                     16,614             14.38                  6,359          14.43
Small Cap Growth           13,382             16.92                  2,435          16.96
Global Balanced               306             12.00                     --          12.02
Mid Cap Growth             18,928             22.66                 13,296          22.72
Large Cap Value            16,837             18.13                 11,888          18.17
Money Market               39,349             13.82                 41,887          13.86
Mid Cap Value              25,905             17.93                    739          17.97
Small/Mid Cap Growth        5,259             21.47                  5,994          21.54
Real Estate Equity            994             18.94                     --          18.90
Growth & Income            76,640             26.69                 31,028          26.78
Managed                    18,772             20.76                 11,996          20.83
Short-Term Bond             1,913             13.92                     --          13.96
Small Cap Equity           14,147             11.14                  2,300          11.17
International
 Opportunities             15,888             13.73                  8,391          13.76
Equity Index               43,161             20.82                 28,088          20.87
Global Bond                 4,702             13.52                     --          13.55
Turner Core Growth             --             24.98                     --          25.05
Brandes International
 Equity                       723             17.63                 10.258          17.67
Frontier Capital
  Appreciation                 --             24.46                    225          24.34
Emerging Markets
 Equity                        --              7.63                  8,858           7.61
Bond Index                     --             11.51                    194          11.49
Small/Mid Cap CORE             --             11.22                 14,619          11.19
High Yield Bond                --              8.97                    829           8.95
Clifton Enhanced US
 Equity                        --             15.69                     --          15.64
Large Cap Aggressive
 Growth                        --              8.15                    238           8.14
Fundamental Growth             --             10.30                  1,288          10.29
AIM V.I. Value                 --              8.43                    628           8.42
Fidelity VIP Growth            --              9.00                    470           9.00
Fidelity VIP II
 Contrafund                    --              9.65                    675           9.64
Janus Aspen Global
 Technology                    --              6.75                    556           6.75
Janus Aspen Worldwide
 Growth                        --              8.33                    560           8.33
MFS New Discovery
 Series                        --             10.02                  1,879          10.01

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES

  This index should help you locate more information about many of the important concepts in this prospectus.

 Key Word or Phrase                        Page        Key Word or Phrase                        Page
Account..................................  28          monthly deduction date..................  32
account value............................   9          mortality and expense risk charge.......  10
Additional Sum Insured...................  16          Option A; Option B......................  16
annual processing date...................  17          optional extra death benefit feature....  16
attained age.............................  10          owner...................................   5
Basic Sum Insured........................  16          partial withdrawal......................  15
beneficiary..............................  39          partial withdrawal charge...............  11
business day.............................  28          payment options.........................  19
changing Option A or B...................  18          Planned Premium.........................   7
changing the Total Sum Insured...........  17          policy anniversary......................  29
charges..................................   9          policy split option.....................  17
Code.....................................  35          policy year.............................  29
cost of insurance rates..................  10          premium; premium payment................   5
date of issue............................  29          prospectus..............................   3
death benefit............................   5          receive; receipt........................  21
deductions...............................   9          reinstate; reinstatement................   7
dollar cost averaging....................  14          sales charge............................   9
expenses of the Series Funds.............  11          SEC.....................................   2
fixed investment option..................  28          Separate Account UV.....................  28
                                                       Series Fund.............................   2
full surrender...........................  14          Servicing Office........................   2
fund.....................................   2          special loan account....................  15
grace period.............................   7          subaccount..............................  28
guaranteed minimum death benefit.........   7          surrender...............................  14
Guaranteed Minimum Death Benefit
 Premium.................................   8          surrender value.........................  15
insurance charge.........................  10          Target Premium..........................   9
insured person...........................   5          tax considerations......................  35
investment options.......................   1          telephone transfers.....................  32
John Hancock.............................  28          Total Sum Insured.......................  16
lapse....................................   7          transfers of account value..............  14
loan.....................................  15          variable investment options.............   1
loan interest............................  15          we; us..................................  28
maximum premiums.........................   6          withdrawal..............................  15
Minimum Initial Premium..................  29          withdrawal charges......................  11
minimum insurance amount.................  17          you; your...............................   5
minimum premiums.........................   6
modified endowment contract..............  36

                         SUPPLEMENT dated May 1, 2001

                                      to


                        PROSPECTUSES dated May 1, 2001

                          __________________________

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2001 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life", "Medallion Variable Universal Life Plus", "Medallion Variable Universal Life Edge", "Medallion Executive Variable Life", "Medallion Executive Variable Life III", "Variable Estate Protection", "Variable Estate Protection II", "Flex-V1" or "Flex-V2". We refer to these prospectuses as the "Product Prospectuses."
   This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.
                          __________________________

                           GUIDE TO THIS SUPPLEMENT


 .   Page 2 of this Supplement contains amendments to the Product Prospectuses relating to four additional variable investment options.
 .   Starting on Page 3 of this Supplement, we provide revised illustrations of death benefits, account values, surrender values and accumulated premiums to replace the illustration contained in each of the following Product Prospectuses.

Product Prospectus:                                    Revised illustration begins on page:
-------------------                                    ------------------------------------
Medallion Variable Life..............................                  3
Medallion Variable Universal Life Plus...............                 17
Medallion Variable Universal Life Edge                                25
Medallion Executive Variable Life....................                 33
Medallion Executive Variable Life III................                 41
Variable Estate Protection...........................                 49
Variable Estate Protection II........................                 59
Flex-V2..............................................                 69
Flex-V1..............................................                 83

     This Supplement is accompanied with a prospectus dated May 1, 2000 for the M Fund, INC. that contains detailed information about the funds. Be sure to read that prospectus before selecting any of the four additional variable investment options.

                       AMENDMENTS TO PRODUCT PROSPECTUSES
                       ----------------------------------

1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

-----------------------------------------------------------------------------------------------------
  Variable Investment Option                            Managed By:
  --------------------------                            ----------
  Brandes International Equity....................      Brandes Investment Partners, L.P.
  Turner Core Growth..............................      Turner Investment Partners, Inc.
  Frontier Capital Appreciation...................      Frontier Capital Managment Company, LLC
  Clifton Enhanced U.S. Equity....................      The Clifton Group
-----------------------------------------------------------------------------------------------------

2. The second paragraph on page 2 of each Product Prospectus is amended to include the following:

        "When you select one or more of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation or Clifton Enhanced U.S. Equity variable investment options, we invest your money in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

3. The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Series Fund(s) deduct from my investment in the policy?" is amended to include the following additional table at the end thereof:

                                                                                                Total Fund        Total Fund
                                              Investment  Distribution and  Other Operating      Operating         Operating
                                              Management       Service       Expenses With     Expenses With     Expenses Absent
Fund Name                                         Fee       (12b-1) Fees     Reimbursement     Reimbursement     Reimbursement
---------                                    -----------  ----------------- ---------------    -------------     ---------------
M Fund, Inc. (Note 6):
Brandes International Equity.......             0.80%           N/A              0.25%             1.05%              1.19%
Turner Core Growth.................             0.45%           N/A              0.25%             0.70%              0.91%
Frontier Capital Appreciation......             0.90%           N/A              0.25%             1.15%              1.23%
Clifton Enhanced U.S. Equity.......             0.44%           N/A              0.25%             0.69%              1.22%
                                                                                               -------------

(6) Percentages shown for M Fund, Inc. funds reflect the investment management fees currently payable and other fund expenses allocated in 2000. M Financial Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of that fund's average daily net assets.
     NOTE: The column of the above table entitled "Distribution and Service (12b-1) Fees" does not appear in the Product Prospectuses for "Medallion Variable Life", "Flex-V1" and "Flex-V-2".

                            MEDALLION VARIABLE LIFE

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 4 to 9 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Medallion Variable Life Product Prospectus. The tables on pages 10 to 15 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Medallion Variable Life Product Prospectus.

     The assumptions used for each revised illustration are the same as those described on page 20 of the respective Medallion Variable Life Product Prospectuses, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After deduction of average fees and expenses at the Series Fund level (as described below), the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

     . The first and second sentences of the third paragraph are changed to read as follows:

               "With respect to fees and expenses deducted from assets of the Series Fund, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Fund equivalent to an effective annual rate of 0.11%. These rates are the arithmetic average for all funds of the Series Fund."

John Hancock Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   ---------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   ---------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  -----------
   1            798      100,000    100,000    100,000       218        244         270          0          0            0
   2          1,636      100,000    100,000    100,000       663        737         814          0          0           71
   3          2,516      100,000    100,000    100,000     1,092      1,242       1,405          0        149          312
   4          3,439      100,000    100,000    100,000     1,504      1,759       2,047        412        667          954
   5          4,409      100,000    100,000    100,000     1,898      2,287       2,742        805      1,194        1,649
   6          5,428      100,000    100,000    100,000     2,273      2,825       3,497      1,181      1,732        2,405
   7          6,497      100,000    100,000    100,000     2,627      3,372       4,315      1,534      2,279        3,223
   8          7,620      100,000    100,000    100,000     2,960      3,927       5,203      2,066      3,033        4,309
   9          8,799      100,000    100,000    100,000     3,269      4,489       6,166      2,574      3,793        5,471
  10         10,037      100,000    100,000    100,000     3,562      5,067       7,227      3,266      4,771        6,931
  11         11,337      100,000    100,000    100,000     3,859      5,684       8,415      3,661      5,486        8,218
  12         12,702      100,000    100,000    100,000     4,133      6,311       9,715      4,035      6,213        9,616
  13         14,135      100,000    100,000    100,000     4,382      6,948      11,136      4,382      6,948       11,136
  14         15,640      100,000    100,000    100,000     4,604      7,593      12,692      4,604      7,593       12,692
  15         17,220      100,000    100,000    100,000     4,796      8,244      14,396      4,796      8,244       14,396
  16         18,879      100,000    100,000    100,000     4,958      8,901      16,265      4,958      8,901       16,265
  17         20,621      100,000    100,000    100,000     5,088      9,563      18,318      5,088      9,563       18,318
  18         22,450      100,000    100,000    100,000     5,180     10,224      20,571      5,180     10,224       20,571
  19         24,370      100,000    100,000    100,000     5,227     10,879      23,043      5,227     10,879       23,043
  20         26,387      100,000    100,000    100,000     5,237     11,534      25,769      5,237     11,534       25,769
  25         38,086      100,000    100,000    100,000     4,749     14,862      44,492      4,749     14,862       44,492
  30         53,018      100,000    100,000    100,000     3,236     18,271      76,634      3,236     18,271       76,634
  35         72,076           **    100,000    151,226        **     20,805     131,500         **     20,805      131,500
  40         96,398           **    100,000    233,818        **     20,665     222,684         **     20,665      222,684
  45        127,441           **    100,000    393,938        **     14,885     375,179         **     14,885      375,179

____________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ---------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        542          813
   5          4,409      100,000    100,000    100,000     1,759      2,124       2,552        666      1,031        1,459
   6          5,428      100,000    100,000    100,000     2,104      2,621       3,249      1,011      1,528        2,157
   7          6,497      100,000    100,000    100,000     2,426      3,122       4,002      1,334      2,029        2,909
   8          7,620      100,000    100,000    100,000     2,727      3,627       4,814      1,833      2,733        3,920
   9          8,799      100,000    100,000    100,000     3,003      4,135       5,690      2,308      3,440        4,995
  10         10,037      100,000    100,000    100,000     3,263      4,656       6,651      2,967      4,359        6,355
  11         11,337      100,000    100,000    100,000     3,496      5,177       7,692      3,298      4,979        7,494
  12         12,702      100,000    100,000    100,000     3,700      5,698       8,818      3,602      5,599        8,719
  13         14,135      100,000    100,000    100,000     3,876      6,216      10,039      3,876      6,216       10,039
  14         15,640      100,000    100,000    100,000     4,020      6,731      11,365      4,020      6,731       11,365
  15         17,220      100,000    100,000    100,000     4,130      7,240      12,803      4,130      7,240       12,803
  16         18,879      100,000    100,000    100,000     4,205      7,739      14,367      4,205      7,739       14,367
  17         20,621      100,000    100,000    100,000     4,237      8,223      16,063      4,237      8,223       16,063
  18         22,450      100,000    100,000    100,000     4,221      8,684      17,904      4,221      8,684       17,904
  19         24,370      100,000    100,000    100,000     4,152      9,117      19,904      4,152      9,117       19,904
  20         26,387      100,000    100,000    100,000     4,020      9,511      22,072      4,020      9,511       22,072
  25         38,086      100,000    100,000    100,000     2,190     10,618      36,178      2,190     10,618       36,178
  30         53,018           **    100,000    100,000        **      8,982      58,591         **      8,982       58,591
  35         72,076           **    100,000    111,311        **        970      96,793         **        970       96,793
  40         96,398           **         **    168,479        **         **     160,456         **         **      160,456
  45        127,441           **         **    277,758        **         **     264,531         **         **      264,531

__________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,734    100,812       661        734         812          0          0           69
   3          2,516      101,088    101,237    101,400     1,088      1,237       1,400          0        144          307
   4          3,439      101,497    101,750    102,036     1,497      1,750       2,036        404        658          943
   5          4,409      101,886    102,272    102,724     1,886      2,272       2,724        794      1,180        1,632
   6          5,428      102,256    102,803    103,469     2,256      2,803       3,469      1,164      1,711        2,377
   7          6,497      102,604    103,340    104,274     2,604      3,340       4,274      1,511      2,247        3,181
   8          7,620      102,928    103,883    105,143     2,928      3,883       5,143      2,034      2,989        4,249
   9          8,799      103,228    104,430    106,082     3,228      4,430       6,082      2,533      3,734        5,387
  10         10,037      103,510    104,989    107,111     3,510      4,989       7,111      3,214      4,693        6,814
  11         11,337      103,794    105,583    108,258     3,794      5,583       8,258      3,597      5,385        8,060
  12         12,702      104,054    106,183    109,506     4,054      6,183       9,506      3,956      6,084        9,407
  13         14,135      104,287    106,786    110,862     4,287      6,786      10,862      4,287      6,786       10,862
  14         15,640      104,490    107,392    112,336     4,490      7,392      12,336      4,490      7,392       12,336
  15         17,220      104,661    107,996    113,938     4,661      7,996      13,938      4,661      7,996       13,938
  16         18,879      104,800    108,598    115,681     4,800      8,598      15,681      4,800      8,598       15,681
  17         20,621      104,907    109,198    117,579     4,907      9,198      17,579      4,907      9,198       17,579
  18         22,450      104,970    109,784    119,639     4,970      9,784      19,639      4,970      9,784       19,639
  19         24,370      104,988    110,352    121,874     4,988     10,352      21,874      4,988     10,352       21,874
  20         26,387      104,965    110,907    124,310     4,965     10,907      24,310      4,965     10,907       24,310
  25         38,086      104,295    113,499    140,400     4,295     13,499      40,400      4,295     13,499       40,400
  30         53,018      102,596    115,615    166,099     2,596     15,615      66,099      2,596     15,615       66,099
  35         72,076           **    115,840    206,427        **     15,840     106,427         **     15,840      106,427
  40         96,398           **    111,705    269,046        **     11,705     169,046         **     11,705      169,046
  45        127,441           **         **    366,706        **         **     266,706         **         **      266,706

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,607   100,678    100,752      607       678        752         0         0           9
   3          2,516      101,007   101,148    101,302    1,007     1,148      1,302         0        55         209
   4          3,439      101,387   101,626    101,896    1,387     1,626      1,896       295       534         803
   5          4,409      101,748   102,110    102,535    1,748     2,110      2,535       655     1,017       1,442
   6          5,428      102,088   102,600    103,223    2,088     2,600      3,223       995     1,507       2,130
   7          6,497      102,404   103,092    103,963    2,404     3,092      3,963     1,312     1,999       2,870
   8          7,620      102,698   103,586    104,758    2,698     3,586      4,758     1,804     2,692       3,864
   9          8,799      102,965   104,080    105,611    2,965     4,080      5,611     2,270     3,385       4,916
  10         10,037      103,215   104,583    106,543    3,215     4,583      6,543     2,918     4,287       6,247
  11         11,337      103,436   105,084    107,546    3,436     5,084      7,546     3,239     4,886       7,348
  12         12,702      103,628   105,579    108,625    3,628     5,579      8,625     3,529     5,480       8,526
  13         14,135      103,788   106,067    109,786    3,788     6,067      9,786     3,788     6,067       9,786
  14         15,640      103,916   106,546    111,036    3,916     6,546     11,036     3,916     6,546      11,036
  15         17,220      104,008   107,012    112,381    4,008     7,012     12,381     4,008     7,012      12,381
  16         18,879      104,062   107,462    113,829    4,062     7,462     13,829     4,062     7,462      13,829
  17         20,621      104,072   107,888    115,382    4,072     7,888     15,382     4,072     7,888      15,382
  18         22,450      104,031   108,281    117,045    4,031     8,281     17,045     4,031     8,281      17,045
  19         24,370      103,936   108,635    118,824    3,936     8,635     18,824     3,936     8,635      18,824
  20         26,387      103,776   108,937    120,721    3,776     8,937     20,721     3,776     8,937      20,721
  25         38,086      101,799   109,337    132,184    1,799     9,337     32,184     1,799     9,337      32,184
  30         53,018           **   106,465    147,310       **     6,465     47,310        **     6,465      47,310
  35         72,076           **        **    165,588       **        **     65,588        **        **      65,588
  40         96,398           **        **    184,493       **        **     84,493        **        **      84,493
  45        127,441           **        **    196,398       **        **     96,398        **        **      96,398

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        270        0          0           0
   2          1,636      100,000   100,000    100,000      663        737        814        0          0          71
   3          2,516      100,000   100,000    100,000    1,092      1,242      1,405        0        149         312
   4          3,439      100,000   100,000    100,000    1,504      1,759      2,047      412        667         954
   5          4,409      100,000   100,000    100,000    1,898      2,287      2,742      805      1,194       1,649
   6          5,428      100,000   100,000    100,000    2,273      2,825      3,497    1,181      1,732       2,405
   7          6,497      100,000   100,000    100,000    2,627      3,372      4,315    1,534      2,279       3,223
   8          7,620      100,000   100,000    100,000    2,960      3,927      5,203    2,066      3,033       4,309
   9          8,799      100,000   100,000    100,000    3,269      4,489      6,166    2,574      3,793       5,471
  10         10,037      100,000   100,000    100,000    3,562      5,067      7,227    3,266      4,771       6,931
  11         11,337      100,000   100,000    100,000    3,859      5,684      8,415    3,661      5,486       8,218
  12         12,702      100,000   100,000    100,000    4,133      6,311      9,715    4,035      6,213       9,616
  13         14,135      100,000   100,000    100,000    4,382      6,948     11,136    4,382      6,948      11,136
  14         15,640      100,000   100,000    100,000    4,604      7,593     12,692    4,604      7,593      12,692
  15         17,220      100,000   100,000    100,000    4,796      8,244     14,396    4,796      8,244      14,396
  16         18,879      100,000   100,000    100,000    4,958      8,901     16,265    4,958      8,901      16,265
  17         20,621      100,000   100,000    100,000    5,088      9,563     18,318    5,088      9,563      18,318
  18         22,450      100,000   100,000    100,000    5,180     10,224     20,571    5,180     10,224      20,571
  19         24,370      100,000   100,000    100,000    5,227     10,879     23,043    5,227     10,879      23,043
  20         26,387      100,000   100,000    100,000    5,237     11,534     25,769    5,237     11,534      25,769
  25         38,086      100,000   100,000    100,000    4,749     14,862     44,492    4,749     14,862      44,492
  30         53,018      100,000   100,000    129,345    3,236     18,271     75,996    3,236     18,271      75,996
  35         72,076           **   100,000    191,588       **     20,805    126,577       **     20,805     126,577
  40         96,398           **   100,000    282,918       **     20,665    206,691       **     20,665     206,691
  45        127,441           **   100,000    420,701       **     14,885    333,202       **     14,885     333,202

_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

John Hancock Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        542         813
   5          4,409      100,000   100,000    100,000    1,759      2,124      2,552      666      1,031       1,459
   6          5,428      100,000   100,000    100,000    2,104      2,621      3,249    1,011      1,528       2,157
   7          6,497      100,000   100,000    100,000    2,426      3,122      4,002    1,334      2,029       2,909
   8          7,620      100,000   100,000    100,000    2,727      3,627      4,814    1,833      2,733       3,920
   9          8,799      100,000   100,000    100,000    3,003      4,135      5,690    2,308      3,440       4,995
  10         10,037      100,000   100,000    100,000    3,263      4,656      6,651    2,967      4,359       6,355
  11         11,337      100,000   100,000    100,000    3,496      5,177      7,692    3,298      4,979       7,494
  12         12,702      100,000   100,000    100,000    3,700      5,698      8,818    3,602      5,599       8,719
  13         14,135      100,000   100,000    100,000    3,876      6,216     10,039    3,876      6,216      10,039
  14         15,640      100,000   100,000    100,000    4,020      6,731     11,365    4,020      6,731      11,365
  15         17,220      100,000   100,000    100,000    4,130      7,240     12,803    4,130      7,240      12,803
  16         18,879      100,000   100,000    100,000    4,205      7,739     14,367    4,205      7,739      14,367
  17         20,621      100,000   100,000    100,000    4,237      8,223     16,063    4,237      8,223      16,063
  18         22,450      100,000   100,000    100,000    4,221      8,684     17,904    4,221      8,684      17,904
  19         24,370      100,000   100,000    100,000    4,152      9,117     19,904    4,152      9,117      19,904
  20         26,387      100,000   100,000    100,000    4,020      9,511     22,072    4,020      9,511      22,072
  25         38,086      100,000   100,000    100,000    2,190     10,618     36,178    2,190     10,618      36,178
  30         53,018           **   100,000    100,000       **      8,982     58,586       **      8,982      58,586
  35         72,076           **   100,000    141,182       **        970     93,276       **        970      93,276
  40         96,398           **        **    196,656       **         **    143,670       **         **     143,670
  45        127,441           **        **    271,181       **         **    214,780       **         **     214,780

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% OR 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   --------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   --------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ----------
   1            798      100,000    100,000    100,000       194        219         245          0          0            0
   2          1,636      100,000    100,000    100,000       615        686         761          0          0           18
   3          2,516      100,000    100,000    100,000     1,021      1,165       1,321          0         72          228
   4          3,439      100,000    100,000    100,000     1,411      1,654       1,928        318        561          836
   5          4,409      100,000    100,000    100,000     1,782      2,152       2,586        689      1,059        1,493
   6          5,428      100,000    100,000    100,000     2,135      2,660       3,299      1,042      1,567        2,207
   7          6,497      100,000    100,000    100,000     2,467      3,174       4,071      1,374      2,081        2,978
   8          7,620      100,000    100,000    100,000     2,778      3,695       4,908      1,884      2,801        4,014
   9          8,799      100,000    100,000    100,000     3,065      4,222       5,814      2,370      3,526        5,119
  10         10,037      100,000    100,000    100,000     3,336      4,763       6,811      3,040      4,466        6,515
  11         11,337      100,000    100,000    100,000     3,612      5,339       7,929      3,414      5,142        7,731
  12         12,702      100,000    100,000    100,000     3,865      5,925       9,150      3,766      5,826        9,051
  13         14,135      100,000    100,000    100,000     4,092      6,518      10,484      4,092      6,518       10,484
  14         15,640      100,000    100,000    100,000     4,292      7,116      11,942      4,292      7,116       11,942
  15         17,220      100,000    100,000    100,000     4,463      7,718      13,538      4,463      7,718       13,538
  16         18,879      100,000    100,000    100,000     4,604      8,323      15,286      4,604      8,323       15,286
  17         20,621      100,000    100,000    100,000     4,713      8,931      17,205      4,713      8,931       17,205
  18         22,450      100,000    100,000    100,000     4,783      9,534      19,307      4,783      9,534       19,307
  19         24,370      100,000    100,000    100,000     4,809     10,127      21,611      4,809     10,127       21,611
  20         26,387      100,000    100,000    100,000     4,797     10,717      24,149      4,797     10,717       24,149
  25         38,086      100,000    100,000    100,000     4,198     13,653      41,538      4,198     13,653       41,538
  30         53,018      100,000    100,000    100,000     2,568     16,525      71,306      2,568     16,525       71,306
  35         72,076           **    100,000    140,787        **     18,286     122,424         **     18,286      122,424
  40         96,398           **    100,000    217,942        **     16,948     207,563         **     16,948      207,563
  45        127,441           **    100,000    367,514        **      9,140     350,013         **      9,140      350,013

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. THe Death Benefit, Account Value and Surrender Value for A Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   --------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   --------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ----------
   1            798      100,000    100,000    100,000       191        217         242          0          0            0
   2          1,636      100,000    100,000    100,000       609        680         754          0          0           11
   3          2,516      100,000    100,000    100,000     1,011      1,153       1,308          0         60          215
   4          3,439      100,000    100,000    100,000     1,395      1,635       1,906        302        543          814
   5          4,409      100,000    100,000    100,000     1,759      2,125       2,552        666      1,032        1,459
   6          5,428      100,000    100,000    100,000     2,105      2,622       3,251      1,012      1,529        2,158
   7          6,497      100,000    100,000    100,000     2,427      3,123       4,003      1,335      2,030        2,911
   8          7,620      100,000    100,000    100,000     2,729      3,629       4,817      1,835      2,735        3,923
   9          8,799      100,000    100,000    100,000     3,005      4,137       5,693      2,310      3,442        4,998
  10         10,037      100,000    100,000    100,000     3,258      4,649       6,642      2,962      4,352        6,345
  11         11,337      100,000    100,000    100,000     3,484      5,159       7,665      3,286      4,961        7,467
  12         12,702      100,000    100,000    100,000     3,680      5,666       8,769      3,581      5,567        8,671
  13         14,135      100,000    100,000    100,000     3,846      6,169       9,963      3,846      6,169        9,963
  14         15,640      100,000    100,000    100,000     3,981      6,666      11,253      3,981      6,666       11,253
  15         17,220      100,000    100,000    100,000     4,082      7,153      12,649      4,082      7,153       12,649
  16         18,879      100,000    100,000    100,000     4,145      7,628      14,159      4,145      7,628       14,159
  17         20,621      100,000    100,000    100,000     4,166      8,084      15,790      4,166      8,084       15,790
  18         22,450      100,000    100,000    100,000     4,139      8,514      17,553      4,139      8,514       17,553
  19         24,370      100,000    100,000    100,000     4,057      8,912      19,457      4,057      8,912       19,457
  20         26,387      100,000    100,000    100,000     3,913      9,268      21,511      3,913      9,268       21,511
  25         38,086      100,000    100,000    100,000     2,031     10,111      34,622      2,031     10,111       34,622
  30         53,018           **    100,000    100,000        **      8,080      54,720         **      8,080       54,720
  35         72,076           **         **    101,028        **         **      87,850         **         **       87,850
  40         96,398           **         **    150,380        **         **     143,219         **         **      143,219
  45        127,441           **         **    243,615        **         **     232,014         **         **      232,014

---------
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   ---------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   ---------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  -----------
   1            798      100,193    100,219    100,244       193        219         244          0          0            0
   2          1,636      100,613    100,684    100,759       613        684         759          0          0           16
   3          2,516      101,017    101,160    101,316     1,017      1,160       1,316          0         67          223
   4          3,439      101,404    101,646    101,918     1,404      1,646       1,918        311        553          826
   5          4,409      101,771    102,138    102,569     1,771      2,138       2,569        678      1,046        1,476
   6          5,428      102,119    102,639    103,273     2,119      2,639       3,273      1,026      1,546        2,180
   7          6,497      102,445    103,144    104,031     2,445      3,144       4,031      1,352      2,051        2,939
   8          7,620      102,748    103,654    104,850     2,748      3,654       4,850      1,854      2,760        3,956
   9          8,799      103,027    104,166    105,734     3,027      4,166       5,734      2,332      3,471        5,039
  10         10,037      103,288    104,689    106,701     3,288      4,689       6,701      2,991      4,392        6,405
  11         11,337      103,551    105,244    107,780     3,551      5,244       7,780      3,353      5,046        7,582
  12         12,702      103,790    105,803    108,952     3,790      5,803       8,952      3,691      5,705        8,853
  13         14,135      104,002    106,365    110,224     4,002      6,365      10,224      4,002      6,365       10,224
  14         15,640      104,185    106,926    111,606     4,185      6,926      11,606      4,185      6,926       11,606
  15         17,220      104,336    107,484    113,105     4,336      7,484      13,105      4,336      7,484       13,105
  16         18,879      104,456    108,038    114,734     4,456      8,038      14,734      4,456      8,038       14,734
  17         20,621      104,542    108,586    116,506     4,542      8,586      16,506      4,542      8,586       16,506
  18         22,450      104,587    109,119    118,427     4,587      9,119      18,427      4,587      9,119       18,427
  19         24,370      104,585    109,631    120,508     4,585      9,631      20,508      4,585      9,631       20,508
  20         26,387      104,543    110,128    122,772     4,543     10,128      22,772      4,543     10,128       22,772
  25         38,086      103,779    112,380    137,689     3,779     12,380      37,689      3,779     12,380       37,689
  30         53,018      101,990    114,062    161,423     1,990     14,062      61,423      1,990     14,062       61,423
  35         72,076           **    113,733    198,467        **     13,733      98,467         **     13,733       98,467
  40         96,398           **    108,890    255,601        **      8,890     155,601         **      8,890      155,601
  45        127,441           **         **    344,098        **         **     244,098         **         **      244,098


_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,608   100,678    100,752      608       678        752         0         0           9
   3          2,516      101,007   101,149    101,302    1,007     1,149      1,302         0        56         210
   4          3,439      101,388   101,627    101,896    1,388     1,627      1,896       295       534         804
   5          4,409      101,748   102,111    102,536    1,748     2,111      2,536       655     1,018       1,443
   6          5,428      102,088   102,601    103,224    2,088     2,601      3,224       996     1,508       2,132
   7          6,497      102,405   103,093    103,964    2,405     3,093      3,964     1,313     2,001       2,871
   8          7,620      102,699   103,588    104,760    2,699     3,588      4,760     1,805     2,694       3,866
   9          8,799      102,967   104,082    105,614    2,967     4,082      5,614     2,272     3,387       4,919
  10         10,037      103,210   104,577    106,534    3,210     4,577      6,534     2,914     4,280       6,237
  11         11,337      103,424   105,066    107,520    3,424     5,066      7,520     3,227     4,868       7,322
  12         12,702      103,608   105,548    108,577    3,608     5,548      8,577     3,509     5,449       8,478
  13         14,135      103,760   106,022    109,712    3,760     6,022      9,712     3,760     6,022       9,712
  14         15,640      103,878   106,483    110,928    3,878     6,483     10,928     3,878     6,483      10,928
  15         17,220      103,960   106,929    112,232    3,960     6,929     12,232     3,960     6,929      12,232
  16         18,879      104,004   107,356    113,629    4,004     7,356     13,629     4,004     7,356      13,629
  17         20,621      104,004   107,755    115,121    4,004     7,755     15,121     4,004     7,755      15,121
  18         22,450      103,953   108,119    116,710    3,953     8,119     16,710     3,953     8,119      16,710
  19         24,370      103,847   108,441    118,402    3,847     8,441     18,402     3,847     8,441      18,402
  20         26,387      103,676   108,708    120,194    3,676     8,708     20,194     3,676     8,708      20,194
  25         38,086      101,656   108,883    130,792    1,656     8,883     30,792     1,656     8,883      30,792
  30         53,018           **   105,728    144,120       **     5,728     44,120        **     5,728      44,120
  35         72,076           **        **    159,012       **        **     59,012        **        **      59,012
  40         96,398           **        **    171,950       **        **     71,950        **        **      71,950
  45        127,441           **        **    173,762       **        **     73,762        **        **      73,762


__________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      194        219        245        0          0           0
   2          1,636      100,000   100,000    100,000      615        686        761        0          0          18
   3          2,516      100,000   100,000    100,000    1,021      1,165      1,321        0         72         228
   4          3,439      100,000   100,000    100,000    1,411      1,654      1,928      318        561         836
   5          4,409      100,000   100,000    100,000    1,782      2,152      2,586      689      1,059       1,493
   6          5,428      100,000   100,000    100,000    2,135      2,660      3,299    1,042      1,567       2,207
   7          6,497      100,000   100,000    100,000    2,467      3,174      4,071    1,374      2,081       2,978
   8          7,620      100,000   100,000    100,000    2,778      3,695      4,908    1,884      2,801       4,014
   9          8,799      100,000   100,000    100,000    3,065      4,222      5,814    2,370      3,526       5,119
  10         10,037      100,000   100,000    100,000    3,336      4,763      6,811    3,040      4,466       6,515
  11         11,337      100,000   100,000    100,000    3,612      5,339      7,929    3,414      5,142       7,731
  12         12,702      100,000   100,000    100,000    3,865      5,925      9,150    3,766      5,826       9,051
  13         14,135      100,000   100,000    100,000    4,092      6,518     10,484    4,092      6,518      10,484
  14         15,640      100,000   100,000    100,000    4,292      7,116     11,942    4,292      7,116      11,942
  15         17,220      100,000   100,000    100,000    4,463      7,718     13,538    4,463      7,718      13,538
  16         18,879      100,000   100,000    100,000    4,604      8,323     15,286    4,604      8,323      15,286
  17         20,621      100,000   100,000    100,000    4,713      8,931     17,205    4,713      8,931      17,205
  18         22,450      100,000   100,000    100,000    4,783      9,534     19,307    4,783      9,534      19,307
  19         24,370      100,000   100,000    100,000    4,809     10,127     21,611    4,809     10,127      21,611
  20         26,387      100,000   100,000    100,000    4,797     10,717     24,149    4,797     10,717      24,149
  25         38,086      100,000   100,000    100,000    4,198     13,653     41,538    4,198     13,653      41,538
  30         53,018      100,000   100,000    120,771    2,568     16,525     70,958    2,568     16,525      70,958
  35         72,076           **   100,000    179,181       **     18,286    118,381       **     18,286     118,381
  40         96,398           **   100,000    264,899       **     16,948    193,526       **     16,948     193,526
  45        127,441           **   100,000    394,246       **      9,140    312,249       **      9,140     312,249


_________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Medallion Variable Life
Death Benefit Option 3: Level Death Benefit With Greater Funding
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Face Amount: $100,000
$760 Planned Premium*

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191        217        242        0          0           0
   2          1,636      100,000   100,000    100,000      609        680        754        0          0          11
   3          2,516      100,000   100,000    100,000    1,011      1,153      1,308        0         60         215
   4          3,439      100,000   100,000    100,000    1,395      1,635      1,906      302        543         814
   5          4,409      100,000   100,000    100,000    1,759      2,125      2,552      666      1,032       1,459
   6          5,428      100,000   100,000    100,000    2,105      2,622      3,251    1,012      1,529       2,158
   7          6,497      100,000   100,000    100,000    2,427      3,123      4,003    1,335      2,030       2,911
   8          7,620      100,000   100,000    100,000    2,729      3,629      4,817    1,835      2,735       3,923
   9          8,799      100,000   100,000    100,000    3,005      4,137      5,693    2,310      3,442       4,998
  10         10,037      100,000   100,000    100,000    3,258      4,649      6,642    2,962      4,352       6,345
  11         11,337      100,000   100,000    100,000    3,484      5,159      7,665    3,286      4,961       7,467
  12         12,702      100,000   100,000    100,000    3,680      5,666      8,769    3,581      5,567       8,671
  13         14,135      100,000   100,000    100,000    3,846      6,169      9,963    3,846      6,169       9,963
  14         15,640      100,000   100,000    100,000    3,981      6,666     11,253    3,981      6,666      11,253
  15         17,220      100,000   100,000    100,000    4,082      7,153     12,649    4,082      7,153      12,649
  16         18,879      100,000   100,000    100,000    4,145      7,628     14,159    4,145      7,628      14,159
  17         20,621      100,000   100,000    100,000    4,166      8,084     15,790    4,166      8,084      15,790
  18         22,450      100,000   100,000    100,000    4,139      8,514     17,553    4,139      8,514      17,553
  19         24,370      100,000   100,000    100,000    4,057      8,912     19,457    4,057      8,912      19,457
  20         26,387      100,000   100,000    100,000    3,913      9,268     21,511    3,913      9,268      21,511
  25         38,086      100,000   100,000    100,000    2,031     10,111     34,622    2,031     10,111      34,622
  30         53,018           **   100,000    100,000       **      8,080     54,720       **      8,080      54,720
  35         72,076           **        **    129,640       **         **     85,650       **         **      85,650
  40         96,398           **        **    177,555       **         **    129,716       **         **     129,716
  45        127,441           **        **    240,610       **         **    190,567       **         **     190,567

___________
 * If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                    MEDALLION VARIABLE UNIVERSAL LIFE PLUS

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 18 to 23 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Plus Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 26 of the Medallion Variable Universal Life Plus Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

       "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

     . The first sentence of the third paragraph is changed to read as follows:

          "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      217        243        270        0          0           0
   2          1,636      100,000   100,000    100,000      661        735        813        0          0          53
   3          2,516      100,000   100,000    100,000    1,090      1,240      1,403      330        480         643
   4          3,439      100,000   100,000    100,000    1,501      1,755      2,042      741        995       1,282
   5          4,409      100,000   100,000    100,000    1,893      2,281      2,735    1,133      1,521       1,975
   6          5,428      100,000   100,000    100,000    2,266      2,817      3,487    1,658      2,209       2,879
   7          6,497      100,000   100,000    100,000    2,618      3,361      4,301    2,086      2,829       3,769
   8          7,620      100,000   100,000    100,000    2,948      3,912      5,183    2,492      3,456       4,727
   9          8,799      100,000   100,000    100,000    3,255      4,470      6,140    2,951      4,166       5,836
  10         10,037      100,000   100,000    100,000    3,537      5,034      7,177    3,385      4,882       7,025
  11         11,337      100,000   100,000    100,000    3,830      5,643      8,351    3,830      5,643       8,351
  12         12,702      100,000   100,000    100,000    4,100      6,262      9,635    4,100      6,262       9,635
  13         14,135      100,000   100,000    100,000    4,345      6,890     11,036    4,345      6,890      11,036
  14         15,640      100,000   100,000    100,000    4,561      7,524     12,569    4,561      7,524      12,569
  15         17,220      100,000   100,000    100,000    4,749      8,164     14,246    4,749      8,164      14,246
  16         18,879      100,000   100,000    100,000    4,964      8,866     16,138    4,964      8,866      16,138
  17         20,621      100,000   100,000    100,000    5,137      9,565     18,205    5,137      9,565      18,205
  18         22,450      100,000   100,000    100,000    5,257     10,251     20,458    5,257     10,251      20,458
  19         24,370      100,000   100,000    100,000    5,322     10,920     22,919    5,322     10,920      22,919
  20         26,387      100,000   100,000    100,000    5,331     11,573     25,614    5,331     11,573      25,614
  25         38,086      100,000   100,000    100,000    5,427     15,507     44,642    5,427     15,507      44,642
  30         53,018      100,000   100,000    100,000    4,357     19,532     76,911    4,357     19,532      76,911
  35         72,076      100,000   100,000    151,363    1,156     22,878    131,620    1,156     22,878     131,620
  40         96,398           **   100,000    233,325       **     23,932    222,214       **     23,932     222,214
  45        127,441           **   100,000    391,866       **     20,320    373,206       **     20,320     373,206

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,305      248       390          545
   4          3,439      100,000   100,000    100,000    1,391     1,631       1,901      631       871        1,141
   5          4,409      100,000   100,000    100,000    1,754     2,118       2,544      994     1,358        1,784
   6          5,428      100,000   100,000    100,000    2,097     2,612       3,239    1,489     2,004        2,631
   7          6,497      100,000   100,000    100,000    2,418     3,110       3,987    1,886     2,578        3,455
   8          7,620      100,000   100,000    100,000    2,716     3,612       4,794    2,260     3,156        4,338
   9          8,799      100,000   100,000    100,000    2,990     4,116       5,664    2,686     3,812        5,360
  10         10,037      100,000   100,000    100,000    3,240     4,622       6,603    3,088     4,470        6,451
  11         11,337      100,000   100,000    100,000    3,463     5,127       7,616    3,463     5,127        7,616
  12         12,702      100,000   100,000    100,000    3,656     5,628       8,708    3,656     5,628        8,708
  13         14,135      100,000   100,000    100,000    3,819     6,124       9,887    3,819     6,124        9,887
  14         15,640      100,000   100,000    100,000    3,951     6,613      11,160    3,951     6,613       11,160
  15         17,220      100,000   100,000    100,000    4,047     7,091      12,535    4,047     7,091       12,535
  16         18,879      100,000   100,000    100,000    4,108     7,557      14,021    4,108     7,557       14,021
  17         20,621      100,000   100,000    100,000    4,125     8,002      15,625    4,125     8,002       15,625
  18         22,450      100,000   100,000    100,000    4,094     8,421      17,355    4,094     8,421       17,355
  19         24,370      100,000   100,000    100,000    4,009     8,806      19,222    4,009     8,806       19,222
  20         26,387      100,000   100,000    100,000    3,862     9,149      21,234    3,862     9,149       21,234
  25         38,086      100,000   100,000    100,000    1,964     9,907      34,006    1,964     9,907       34,006
  30         53,018           **   100,000    100,000       **     7,757      53,410       **     7,757       53,410
  35         72,076           **        **    100,000       **        **      85,060       **        **       85,060
  40         96,398           **        **    145,172       **        **     138,259       **        **      138,259
  45        127,441           **        **    234,420       **        **     223,257       **        **      223,257

___________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                   Death Benefit                    Account Value                   Surrender Value
                           -----------------------------    -----------------------------    -----------------------------
            Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year       Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-----    --------------    --------  --------  ---------    --------  --------  ---------    --------  --------   ---------
   1              798       100,216   100,243    100,269         216       243        269          0          0           0
   2            1,636       100,659   100,733    100,811         659       733        811          0          0          51
   3            2,516       101,085   101,235    101,397       1,085     1,235      1,397        325        475         637
   4            3,439       101,493   101,747    102,032       1,493     1,747      2,032        733        987       1,272
   5            4,409       101,881   102,267    102,717       1,881     2,267      2,717      1,121      1,507       1,957
   6            5,428       102,249   102,795    103,459       2,249     2,795      3,459      1,641      2,187       2,851
   7            6,497       102,594   103,329    104,259       2,594     3,329      4,259      2,062      2,797       3,727
   8            7,620       102,917   103,869    105,123       2,917     3,869      5,123      2,461      3,413       4,667
   9            8,799       103,214   104,412    106,055       3,214     4,412      6,055      2,910      4,108       5,751
  10           10,037       103,486   104,957    107,062       3,486     4,957      7,062      3,334      4,805       6,910
  11           11,337       103,766   105,543    108,195       3,766     5,543      8,195      3,766      5,543       8,195
  12           12,702       104,022   106,135    109,427       4,022     6,135      9,427      4,022      6,135       9,427
  13           14,135       104,250   106,729    110,765       4,250     6,729     10,765      4,250      6,729      10,765
  14           15,640       104,449   107,325    112,217       4,449     7,325     12,217      4,449      7,325      12,217
  15           17,220       104,616   107,919    113,793       4,616     7,919     13,793      4,616      7,919      13,793
  16           18,879       104,811   108,572    115,571       4,811     8,572     15,571      4,811      8,572      15,571
  17           20,621       104,962   109,213    117,494       4,962     9,213     17,494      4,962      9,213      17,494
  18           22,450       105,057   109,830    119,568       5,057     9,830     19,568      5,057      9,830      19,568
  19           24,370       105,092   110,416    121,802       5,092    10,416     21,802      5,092     10,416      21,802
  20           26,387       105,069   110,971    124,217       5,069    10,971     24,217      5,069     10,971      24,217
  25           38,086       105,006   114,267    140,955       5,006    14,267     40,955      5,006     14,267      40,955
  30           53,018       103,733   117,087    167,441       3,733    17,087     67,441      3,733     17,087      67,441
  35           72,076       100,362   118,181    208,908         362    18,181    108,908        362     18,181     108,908
  40           96,398            **   115,140    273,179          **    15,140    173,179         **     15,140     173,179
  45          127,441            **   105,021    373,476          **     5,021    273,476         **      5,021     273,476

_________________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium: $ 760 *
Using Current Charges

                                     Death Benefit                    Account Value                   Surrender Value
                             -----------------------------    -----------------------------    -----------------------------
              Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of      Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy     At 5% Interest    -----------------------------    -----------------------------    -----------------------------
 Year         Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-----      --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  -----------
   1              798        100,190   100,215    100,241        190       215        241           0         0           0
   2            1,636        100,606   100,676    100,750        606       676        750           0         0           0
   3            2,516        101,004   101,146    101,299      1,004     1,146      1,299         244       386         539
   4            3,439        101,384   101,622    101,891      1,384     1,622      1,891         624       862       1,131
   5            4,409        101,743   102,104    102,527      1,743     2,104      2,527         983     1,344       1,767
   6            5,428        102,081   102,591    103,212      2,081     2,591      3,212       1,473     1,983       2,604
   7            6,497        102,396   103,081    103,948      2,396     3,081      3,948       1,864     2,549       3,416
   8            7,620        102,687   103,572    104,738      2,687     3,572      4,738       2,231     3,116       4,282
   9            8,799        102,952   104,061    105,585      2,952     4,061      5,585       2,648     3,757       5,281
  10           10,037        103,192   104,551    106,496      3,192     4,551      6,496       3,040     4,399       6,344
  11           11,337        103,404   105,035    107,472      3,404     5,035      7,472       3,404     5,035       7,472
  12           12,702        103,584   105,511    108,517      3,584     5,511      8,517       3,584     5,511       8,517
  13           14,135        103,733   105,977    109,638      3,733     5,977      9,638       3,733     5,977       9,638
  14           15,640        103,848   106,431    110,838      3,848     6,431     10,838       3,848     6,431      10,838
  15           17,220        103,927   106,868    112,122      3,927     6,868     12,122       3,927     6,868      12,122
  16           18,879        103,968   107,286    113,497      3,968     7,286     13,497       3,968     7,286      13,497
  17           20,621        103,964   107,676    114,963      3,964     7,676     14,963       3,964     7,676      14,963
  18           22,450        103,910   108,030    116,523      3,910     8,030     16,523       3,910     8,030      16,523
  19           24,370        103,801   108,341    118,180      3,801     8,341     18,180       3,801     8,341      18,180
  20           26,387        103,627   108,596    119,934      3,627     8,596     19,934       3,627     8,596      19,934
  25           38,086        101,596   108,699    130,241      1,596     8,699     30,241       1,596     8,699      30,241
  30           53,018             **   105,461    143,038         **     5,461     43,038          **     5,461      43,038
  35           72,076             **        **    156,998         **        **     56,998          **        **      56,998
  40           96,398             **        **    168,348         **        **     68,348          **        **      68,348
  45          127,441             **        **    167,539         **        **     67,539          **        **      67,539

______________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium: $ 760 *
Using Current Changes

                                     Death Benefit                    Account Value                   Surrender Value
                             -----------------------------    -----------------------------    ------------------------------
              Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of      Accumulated      Annual Investment Return of:     Annual Investment Return of:     Annual Investment Return of:
Policy     At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year         Per Year       0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
------     --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  ----------
   1                798      100,000    100,000    100,000         217       243        270           0         0           0
   2              1,636      100,000    100,000    100,000         661       735        813           0         0          53
   3              2,516      100,000    100,000    100,000       1,090     1,240      1,403         330       480         643
   4              3,439      100,000    100,000    100,000       1,501     1,755      2,042         741       995       1,282
   5              4,409      100,000    100,000    100,000       1,893     2,281      2,735       1,133     1,521       1,975
   6              5,428      100,000    100,000    100,000       2,266     2,817      3,487       1,658     2,209       2,879
   7              6,497      100,000    100,000    100,000       2,618     3,361      4,301       2,086     2,829       3,769
   8              7,620      100,000    100,000    100,000       2,948     3,912      5,183       2,492     3,456       4,727
   9              8,799      100,000    100,000    100,000       3,255     4,470      6,140       2,951     4,166       5,836
  10             10,037      100,000    100,000    100,000       3,537     5,034      7,177       3,385     4,882       7,025
  11             11,337      100,000    100,000    100,000       3,830     5,643      8,351       3,830     5,643       8,351
  12             12,702      100,000    100,000    100,000       4,100     6,262      9,635       4,100     6,262       9,635
  13             14,135      100,000    100,000    100,000       4,345     6,890     11,036       4,345     6,890      11,036
  14             15,640      100,000    100,000    100,000       4,561     7,524     12,569       4,561     7,524      12,569
  15             17,220      100,000    100,000    100,000       4,749     8,164     14,246       4,749     8,164      14,246
  16             18,879      100,000    100,000    100,000       4,964     8,866     16,138       4,964     8,866      16,138
  17             20,621      100,000    100,000    100,000       5,137     9,565     18,205       5,137     9,565      18,205
  18             22,450      100,000    100,000    100,000       5,257    10,251     20,458       5,257    10,251      20,458
  19             24,370      100,000    100,000    100,000       5,322    10,920     22,919       5,322    10,920      22,919
  20             26,387      100,000    100,000    100,000       5,331    11,573     25,614       5,331    11,573      25,614
  25             38,086      100,000    100,000    100,000       5,427    15,507     44,642       5,427    15,507      44,642
  30             53,018      100,000    100,000    129,899       4,357    19,532     76,321       4,357    19,532      76,321
  35             72,076      100,000    100,000    192,273       1,156    22,878    127,031       1,156    22,878     127,031
  40             96,398           **    100,000    283,506          **    23,932    207,120          **    23,932     207,120
  45            127,441           **    100,000    420,963          **    20,320    333,409          **    20,320     333,409

---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Plus (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium: $ 760 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            798      100,000   100,000    100,000      191       216         242        0         0            0
   2          1,636      100,000   100,000    100,000      608       679         752        0         0            0
   3          2,516      100,000   100,000    100,000    1,008     1,150       1,305      248       390          545
   4          3,439      100,000   100,000    100,000    1,391     1,631       1,901      631       871        1,141
   5          4,409      100,000   100,000    100,000    1,754     2,118       2,544      994     1,358        1,784
   6          5,428      100,000   100,000    100,000    2,097     2,612       3,239    1,489     2,004        2,631
   7          6,497      100,000   100,000    100,000    2,418     3,110       3,987    1,886     2,578        3,455
   8          7,620      100,000   100,000    100,000    2,716     3,612       4,794    2,260     3,156        4,338
   9          8,799      100,000   100,000    100,000    2,990     4,116       5,664    2,686     3,812        5,360
  10         10,037      100,000   100,000    100,000    3,240     4,622       6,603    3,088     4,470        6,451
  11         11,337      100,000   100,000    100,000    3,463     5,127       7,616    3,463     5,127        7,616
  12         12,702      100,000   100,000    100,000    3,656     5,628       8,708    3,656     5,628        8,708
  13         14,135      100,000   100,000    100,000    3,819     6,124       9,887    3,819     6,124        9,887
  14         15,640      100,000   100,000    100,000    3,951     6,613      11,160    3,951     6,613       11,160
  15         17,220      100,000   100,000    100,000    4,047     7,091      12,535    4,047     7,091       12,535
  16         18,879      100,000   100,000    100,000    4,108     7,557      14,021    4,108     7,557       14,021
  17         20,621      100,000   100,000    100,000    4,125     8,002      15,625    4,125     8,002       15,625
  18         22,450      100,000   100,000    100,000    4,094     8,421      17,355    4,094     8,421       17,355
  19         24,370      100,000   100,000    100,000    4,009     8,806      19,222    4,009     8,806       19,222
  20         26,387      100,000   100,000    100,000    3,862     9,149      21,234    3,862     9,149       21,234
  25         38,086      100,000   100,000    100,000    1,964     9,907      34,006    1,964     9,907       34,006
  30         53,018           **   100,000    100,000       **     7,757      53,410       **     7,757       53,410
  35         72,076           **        **    126,076       **        **      83,295       **        **       83,295
  40         96,398           **        **    172,157       **        **     125,772       **        **      125,772
  45        127,441           **        **    232,542       **        **     184,177       **        **      184,177

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                    MEDALLION VARIABLE UNIVERSAL LIFE EDGE

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

  The following tables on pages 26 to 31 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Variable Universal Life Edge Product Prospectus.

    The assumptions used for the revised illustration are the same as those described on page 25 of the Medallion Variable Universal Life Edge Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium and Cash Value Corridor Test
Planned Premium: $ 927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      605        684        767        0          0           0
   3          3,068      100,000   100,000    100,000    1,004      1,159      1,328       77        232         401
   4          4,195      100,000   100,000    100,000    1,386      1,643      1,935      505        763       1,055
   5          5,378      100,000   100,000    100,000    1,892      2,283      2,743    1,011      1,403       1,863
   6          6,621      100,000   100,000    100,000    2,528      3,094      3,781    1,648      2,213       2,900
   7          7,925      100,000   100,000    100,000    3,144      3,928      4,914    2,310      3,094       4,080
   8          9,295      100,000   100,000    100,000    3,738      4,787      6,150    3,089      4,138       5,502
   9         10,733      100,000   100,000    100,000    4,311      5,670      7,501    3,940      5,299       7,130
  10         12,243      100,000   100,000    100,000    4,860      6,577      8,976    4,860      6,577       8,976
  11         13,828      100,000   100,000    100,000    5,412      7,538     10,618    5,412      7,538      10,618
  12         15,493      100,000   100,000    100,000    5,939      8,523     12,412    5,939      8,523      12,412
  13         17,241      100,000   100,000    100,000    6,438      9,532     14,373    6,438      9,532      14,373
  14         19,076      100,000   100,000    100,000    6,909     10,565     16,516    6,909     10,565      16,516
  15         21,003      100,000   100,000    100,000    7,350     11,622     18,860    7,350     11,622      18,860
  16         23,027      100,000   100,000    100,000    7,757     12,700     21,425    7,757     12,700      21,425
  17         25,152      100,000   100,000    100,000    8,131     13,799     24,232    8,131     13,799      24,232
  18         27,383      100,000   100,000    100,000    8,467     14,917     27,315    8,467     14,917      27,315
  19         29,725      100,000   100,000    100,000    8,763     16,052     30,718    8,763     16,052      30,718
  20         32,185      100,000   100,000    100,000    9,016     17,204     34,481    9,016     17,204      34,481
  25         46,455      100,000   100,000    100,000    9,381     22,978     60,196    9,381     22,978      60,196
  30         64,668      100,000   100,000    127,157    8,614     29,356    104,227    8,614     29,356     104,227
  35         87,913      100,000   100,000    206,275    5,861     36,154    177,823    5,861     36,154     177,823
  40        117,580           **   100,000    321,623       **     42,684    300,582       **     42,684     300,582
  45        155,444           **   100,000    532,121       **     48,388    506,782       **     48,388     506,782

_________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Guideline Premium and Cash Value Corridor Test
Planned Premium: $ 927 *
Using Maximum Charges


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        714        0          0           0
   3          3,068      100,000   100,000    100,000      934      1,082      1,244        7        155         317
   4          4,195      100,000   100,000    100,000    1,293      1,538      1,817      412        658         936
   5          5,378      100,000   100,000    100,000    1,776      2,149      2,587      895      1,268       1,707
   6          6,621      100,000   100,000    100,000    2,247      2,781      3,432    1,366      1,901       2,552
   7          7,925      100,000   100,000    100,000    2,694      3,424      4,347    1,859      2,590       3,513
   8          9,295      100,000   100,000    100,000    3,117      4,079      5,340    2,468      3,430       4,691
   9         10,733      100,000   100,000    100,000    3,515      4,743      6,416    3,144      4,372       6,045
  10         12,243      100,000   100,000    100,000    3,887      5,417      7,584    3,887      5,417       7,584
  11         13,828      100,000   100,000    100,000    4,230      6,098      8,851    4,230      6,098       8,851
  12         15,493      100,000   100,000    100,000    4,544      6,785     10,226    4,544      6,785      10,226
  13         17,241      100,000   100,000    100,000    4,827      7,476     11,719    4,827      7,476      11,719
  14         19,076      100,000   100,000    100,000    5,077      8,171     13,342    5,077      8,171      13,342
  15         21,003      100,000   100,000    100,000    5,291      8,865     15,105    5,291      8,865      15,105
  16         23,027      100,000   100,000    100,000    5,467      9,557     17,024    5,467      9,557      17,024
  17         25,152      100,000   100,000    100,000    5,601     10,243     19,111    5,601     10,243      19,111
  18         27,383      100,000   100,000    100,000    5,685     10,915     21,379    5,685     10,915      21,379
  19         29,725      100,000   100,000    100,000    5,715     11,567     23,846    5,715     11,567      23,846
  20         32,185      100,000   100,000    100,000    5,683     12,193     26,532    5,683     12,193      26,532
  25         46,455      100,000   100,000    100,000    4,368     14,654     44,355    4,368     14,654      44,355
  30         64,668      100,000   100,000    100,000      164     14,910     73,653      164     14,910      73,653
  35         87,913           **   100,000    142,996       **      9,952    123,273       **      9,952     123,273
  40        117,580           **        **    218,078       **         **    203,811       **         **     203,811
  45        155,444           **        **    352,504       **         **    335,718       **         **     335,718

_________
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. in fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium:  $ 927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000       31         55         80        0          0           0
   2          1,995      100,000   100,000    100,000      291        350        413        0          0           0
   3          3,068      100,000   100,000    100,000      536        646        768        0          0           0
   4          4,195      100,000   100,943    101,147      765        943      1,147        0         62         266
   5          5,378      101,277   101,548    101,869    1,277      1,548      1,869      396        667         988
   6          6,621      101,921   102,324    102,814    1,921      2,324      2,814    1,041      1,444       1,933
   7          7,925      102,544   103,123    103,844    2,544      3,123      3,844    1,710      2,288       3,010
   8          9,295      103,144   103,942    104,965    3,144      3,942      4,965    2,495      3,293       4,317
   9         10,733      103,721   104,782    106,187    3,721      4,782      6,187    3,350      4,411       5,816
  10         12,243      104,273   105,642    107,516    4,273      5,642      7,516    4,273      5,642       7,516
  11         13,828      104,827   106,551    108,993    4,827      6,551      8,993    4,827      6,551       8,993
  12         15,493      105,353   107,480    110,600    5,353      7,480     10,600    5,353      7,480      10,600
  13         17,241      105,850   108,427    112,350    5,850      8,427     12,350    5,850      8,427      12,350
  14         19,076      106,315   109,390    114,252    6,315      9,390     14,252    6,315      9,390      14,252
  15         21,003      106,747   110,368    116,321    6,747     10,368     16,321    6,747     10,368      16,321
  16         23,027      107,143   111,357    118,568    7,143     11,357     18,568    7,143     11,357      18,568
  17         25,152      107,502   112,357    121,012    7,502     12,357     21,012    7,502     12,357      21,012
  18         27,383      107,819   113,363    123,666    7,819     13,363     23,666    7,819     13,363      23,666
  19         29,725      108,092   114,371    126,553    8,092     14,371     26,553    8,092     14,371      26,553
  20         32,185      108,317   115,378    129,711    8,317     15,378     29,711    8,317     15,378      29,711
  25         46,455      108,451   120,031    150,319    8,451     20,031     50,319    8,451     20,031      50,319
  30         64,668      107,361   124,379    183,441    7,361     24,379     83,441    7,361     24,379      83,441
  35         87,913      104,221   127,332    236,380    4,221     27,332    136,380    4,221     27,332     136,380
  40        117,580           **   126,665    320,512       **     26,665    220,512       **     26,665     220,512
  45        155,444           **   119,580    455,099       **     19,580    355,099       **     19,580     355,099

---------
 * The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option B Death Benefit
Guideline Premium And Cash Value Corridor Test
Planned Premium:  $ 927 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000        7         31         55        0          0           0
   2          1,995      100,000   100,000    100,000      244        300        360        0          0           0
   3          3,068      100,000   100,000    100,000      466        570        684        0          0           0
   4          4,195      100,000   100,000    101,029      672        838      1,029        0          0         149
   5          5,378      101,162   101,414    101,714    1,162      1,414      1,714      281        534         833
   6          6,621      101,637   102,008    102,461    1,637      2,008      2,461      756      1,128       1,581
   7          7,925      102,087   102,610    103,267    2,087      2,610      3,267    1,252      1,775       2,432
   8          9,295      102,511   103,218    104,134    2,511      3,218      4,134    1,862      2,569       3,486
   9         10,733      102,909   103,832    105,069    2,909      3,832      5,069    2,538      3,461       4,698
  10         12,243      103,278   104,449    106,076    3,278      4,449      6,076    3,278      4,449       6,076
  11         13,828      103,617   105,068    107,159    3,617      5,068      7,159    3,617      5,068       7,159
  12         15,493      103,924   105,686    108,325    3,924      5,686      8,325    3,924      5,686       8,325
  13         17,241      104,197   106,300    109,579    4,197      6,300      9,579    4,197      6,300       9,579
  14         19,076      104,435   106,910    110,927    4,435      6,910     10,927    4,435      6,910      10,927
  15         21,003      104,634   107,508    112,375    4,634      7,508     12,375    4,634      7,508      12,375
  16         23,027      104,792   108,094    113,930    4,792      8,094     13,930    4,792      8,094      13,930
  17         25,152      104,906   108,661    115,599    4,906      8,661     15,599    4,906      8,661      15,599
  18         27,383      104,966   109,200    117,383    4,966      9,200     17,383    4,966      9,200      17,383
  19         29,725      104,969   109,703    119,288    4,969      9,703     19,288    4,969      9,703      19,288
  20         32,185      104,906   110,160    121,318    4,906     10,160     21,318    4,906     10,160      21,318
  25         46,455      103,397   111,407    133,584    3,397     11,407     33,584    3,397     11,407      33,584
  30         64,668           **   109,570    149,985       **      9,570     49,985       **      9,570      49,985
  35         87,913           **   101,443    170,360       **      1,443     70,360       **      1,443      70,360
  40        117,580           **        **    192,780       **         **     92,780       **         **      92,780
  45        155,444           **        **    210,528       **         **    110,528       **         **     110,528

---------
 * The Planned Premium shown is less than the Target Premium of $1,550. The illustrations assume that Planned Premiums are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium:  $  927 *
Using Current Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      189        218        248        0          0           0
   2          1,995      100,000   100,000    100,000      605        684        767        0          0           0
   3          3,068      100,000   100,000    100,000    1,004      1,159      1,328       77        232         401
   4          4,195      100,000   100,000    100,000    1,386      1,643      1,935      505        763       1,055
   5          5,378      100,000   100,000    100,000    1,892      2,283      2,743    1,011      1,403       1,863
   6          6,621      100,000   100,000    100,000    2,528      3,094      3,781    1,648      2,213       2,900
   7          7,925      100,000   100,000    100,000    3,144      3,928      4,914    2,310      3,094       4,080
   8          9,295      100,000   100,000    100,000    3,738      4,787      6,150    3,089      4,138       5,502
   9         10,733      100,000   100,000    100,000    4,311      5,670      7,501    3,940      5,299       7,130
  10         12,243      100,000   100,000    100,000    4,860      6,577      8,976    4,860      6,577       8,976
  11         13,828      100,000   100,000    100,000    5,412      7,538     10,618    5,412      7,538      10,618
  12         15,493      100,000   100,000    100,000    5,939      8,523     12,412    5,939      8,523      12,412
  13         17,241      100,000   100,000    100,000    6,438      9,532     14,373    6,438      9,532      14,373
  14         19,076      100,000   100,000    100,000    6,909     10,565     16,516    6,909     10,565      16,516
  15         21,003      100,000   100,000    100,000    7,350     11,622     18,860    7,350     11,622      18,860
  16         23,027      100,000   100,000    100,000    7,757     12,700     21,425    7,757     12,700      21,425
  17         25,152      100,000   100,000    100,000    8,131     13,799     24,232    8,131     13,799      24,232
  18         27,383      100,000   100,000    100,000    8,467     14,917     27,315    8,467     14,917      27,315
  19         29,725      100,000   100,000    100,000    8,763     16,052     30,718    8,763     16,052      30,718
  20         32,185      100,000   100,000    100,000    9,016     17,204     34,481    9,016     17,204      34,481
  25         46,455      100,000   100,000    119,990    9,381     22,978     60,046    9,381     22,978      60,046
  30         64,668      100,000   100,000    177,605    8,614     29,356    101,739    8,614     29,356     101,739
  35         87,913      100,000   100,000    261,236    5,861     36,154    168,790    5,861     36,154     168,790
  40        117,580           **   100,000    384,155       **     42,684    275,519       **     42,684     275,519
  45        155,444           **   100,000    570,446       **     48,388    445,139       **     48,388     445,139

---------
 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Medallion Variable Universal Life Edge (Flexible Premium Variable Life) $100,000 Total Sum Insured

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk Class

Option A Death Benefit
Cash Value Accumulation Test
Planned Premium:  $  927 *
Using Maximum Charges

                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            973      100,000   100,000    100,000      165        194        223        0          0           0
   2          1,995      100,000   100,000    100,000      557        633        714        0          0           0
   3          3,068      100,000   100,000    100,000      934      1,082      1,244        7        155         317
   4          4,195      100,000   100,000    100,000    1,293      1,538      1,817      412        658         936
   5          5,378      100,000   100,000    100,000    1,776      2,149      2,587      895      1,268       1,707
   6          6,621      100,000   100,000    100,000    2,247      2,781      3,432    1,366      1,901       2,552
   7          7,925      100,000   100,000    100,000    2,694      3,424      4,347    1,859      2,590       3,513
   8          9,295      100,000   100,000    100,000    3,117      4,079      5,340    2,468      3,430       4,691
   9         10,733      100,000   100,000    100,000    3,515      4,743      6,416    3,144      4,372       6,045
  10         12,243      100,000   100,000    100,000    3,887      5,417      7,584    3,887      5,417       7,584
  11         13,828      100,000   100,000    100,000    4,230      6,098      8,851    4,230      6,098       8,851
  12         15,493      100,000   100,000    100,000    4,544      6,785     10,226    4,544      6,785      10,226
  13         17,241      100,000   100,000    100,000    4,827      7,476     11,719    4,827      7,476      11,719
  14         19,076      100,000   100,000    100,000    5,077      8,171     13,342    5,077      8,171      13,342
  15         21,003      100,000   100,000    100,000    5,291      8,865     15,105    5,291      8,865      15,105
  16         23,027      100,000   100,000    100,000    5,467      9,557     17,024    5,467      9,557      17,024
  17         25,152      100,000   100,000    100,000    5,601     10,243     19,111    5,601     10,243      19,111
  18         27,383      100,000   100,000    100,000    5,685     10,915     21,379    5,685     10,915      21,379
  19         29,725      100,000   100,000    100,000    5,715     11,567     23,846    5,715     11,567      23,846
  20         32,185      100,000   100,000    100,000    5,683     12,193     26,532    5,683     12,193      26,532
  25         46,455      100,000   100,000    100,000    4,368     14,654     44,355    4,368     14,654      44,355
  30         64,668      100,000   100,000    127,111      164     14,910     72,814      164     14,910      72,814
  35         87,913           **   100,000    178,568       **      9,952    115,376       **      9,952     115,376
  40        117,580           **        **    247,220       **         **    177,308       **         **     177,308
  45        155,444           **        **    339,389       **         **    264,837       **         **     264,837

______________

 * The illustrations assume that Planned Premiums are equal to the Target Premium and are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                        MEDALLION EXECUTIVE VARIABLE LIFE

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 34 to 39 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 21 of the Medallion Executive Variable Life Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Guideline Premium And Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest    0%       6%       12%      0%      6%        12%
------   ------------------  -------  -------  -------  ------  -------  ---------
   1            2,100        100,000  100,000  100,000     926    1,006     1,086
   2            4,305        100,000  100,000  100,000   2,223    2,447     2,682
   3            6,620        100,000  100,000  100,000   3,167    3,610     4,091
   4            9,051        100,000  100,000  100,000   4,237    4,973     5,806
   5           11,604        100,000  100,000  100,000   5,271    6,378     7,679
   6           14,284        100,000  100,000  100,000   6,661    8,230    10,143
   7           17,098        100,000  100,000  100,000   8,007   10,141    12,844
   8           20,053        100,000  100,000  100,000   9,310   12,116    15,805
   9           23,156        100,000  100,000  100,000  10,565   14,153    19,052
  10           26,414        100,000  100,000  100,000  11,795   16,287    22,662
  11           29,834        100,000  100,000  100,000  13,096   18,620    26,772
  12           33,426        100,000  100,000  100,000  14,345   21,035    31,304
  13           37,197        100,000  100,000  100,000  15,541   23,534    36,308
  14           41,157        100,000  100,000  100,000  16,678   26,121    41,840
  15           45,315        100,000  100,000  100,000  17,753   28,799    47,965
  16           49,681        100,000  100,000  100,000  18,763   31,571    54,756
  17           54,265        100,000  100,000  100,000  19,702   34,442    62,299
  18           59,078        100,000  100,000  100,000  20,565   37,418    70,695
  19           64,132        100,000  100,000  100,000  21,345   40,503    80,058
  20           69,439        100,000  100,000  108,558  22,035   43,706    90,465
  25          100,227        100,000  100,000  185,454  23,919   61,906   161,264
  30          139,522        100,000  100,000  292,310  22,073   85,597   278,391
  35          189,673        100,000  123,861  496,998  13,181  117,963   473,332

_____________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue Age 45, Fully Underwritten Select Underwriting Class Option A Death
      Benefit Guideline Premium And Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest    0%       6%       12%      0%      6%       12%
-----    ------------------  -------  -------  -------  ------  ------  ---------
   1            2,100        100,000  100,000  100,000     607     676       746
   2            4,305        100,000  100,000  100,000   1,568   1,752     1,945
   3            6,620        100,000  100,000  100,000   2,160   2,510     2,894
   4            9,051        100,000  100,000  100,000   2,863   3,431     4,079
   5           11,604        100,000  100,000  100,000   3,513   4,350     5,343
   6           14,284        100,000  100,000  100,000   4,502   5,670     7,112
   7           17,098        100,000  100,000  100,000   5,425   6,999     9,016
   8           20,053        100,000  100,000  100,000   6,277   8,330    11,064
   9           23,156        100,000  100,000  100,000   7,052   9,659    13,267
  10           26,414        100,000  100,000  100,000   7,742  10,977    15,636
  11           29,834        100,000  100,000  100,000   8,403  12,344    18,256
  12           33,426        100,000  100,000  100,000   8,970  13,694    21,086
  13           37,197        100,000  100,000  100,000   9,441  15,027    24,152
  14           41,157        100,000  100,000  100,000   9,810  16,337    27,483
  15           45,315        100,000  100,000  100,000  10,072  17,620    31,111
  16           49,681        100,000  100,000  100,000  10,216  18,866    35,072
  17           54,265        100,000  100,000  100,000  10,228  20,064    39,404
  18           59,078        100,000  100,000  100,000  10,091  21,198    44,155
  19           64,132        100,000  100,000  100,000   9,785  22,251    49,381
  20           69,439        100,000  100,000  100,000   9,288  23,203    55,150
  25          100,227        100,000  100,000  110,085   3,151  25,816    95,726
  30          139,522             **  100,000  170,471      **  21,414   162,353
  35          189,673             **       **  282,201      **      **   268,763

______________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            2,100        100,924  101,003  101,083     924   1,003    1,083
   2            4,305        102,057  102,281  102,515   2,217   2,441    2,675
   3            6,620        103,154  103,595  104,075   3,154   3,595    4,075
   4            9,051        104,214  104,947  105,774   4,214   4,947    5,774
   5           11,604        105,235  106,334  107,624   5,235   6,334    7,624
   6           14,284        106,608  108,161  110,056   6,608   8,161   10,056
   7           17,098        107,931  110,040  112,709   7,931  10,040   12,709
   8           20,053        109,203  111,969  115,604   9,203  11,969   15,604
   9           23,156        110,420  113,947  118,760  10,420  13,947   18,760
  10           26,414        111,603  116,004  122,246  11,603  16,004   22,246
  11           29,834        112,846  118,239  126,189  12,846  18,239   26,189
  12           33,426        114,026  120,529  130,501  14,026  20,529   30,501
  13           37,197        115,137  122,872  135,216  15,137  22,872   35,216
  14           41,157        116,173  125,263  140,369  16,173  25,263   40,369
  15           45,315        117,129  127,699  146,003  17,129  27,699   46,003
  16           49,681        117,999  130,173  152,161  17,999  30,173   52,161
  17           54,265        118,776  132,680  158,892  18,776  32,680   58,892
  18           59,078        119,450  135,212  166,247  19,450  35,212   66,247
  19           64,132        120,012  137,760  174,285  20,012  37,760   74,285
  20           69,439        120,453  140,312  183,066  20,453  40,312   83,066
  25          100,227        120,529  152,787  240,912  20,529  52,787  140,912
  30          139,522        115,779  163,149  331,479  15,779  63,149  231,479
  35          189,673        103,292  167,188  472,627   3,292  67,188  372,627

__________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  -------  ------
   1            2,100        100,601  100,670  100,740    601      670      740
   2            4,305        101,393  101,576  101,768  1,553    1,736    1,928
   3            6,620        102,132  102,478  102,857  2,132    2,478    2,857
   4            9,051        102,816  103,375  104,011  2,816    3,375    4,011
   5           11,604        103,442  104,261  105,232  3,442    4,261    5,232
   6           14,284        104,399  105,537  106,940  4,399    5,537    6,940
   7           17,098        105,282  106,806  108,758  5,282    6,806    8,758
   8           20,053        106,083  108,060  110,689  6,083    8,060   10,689
   9           23,156        106,796  109,289  112,734  6,796    9,289   12,734
  10           26,414        107,412  110,482  114,896  7,412   10,482   14,896
  11           29,834        107,986  111,694  117,244  7,986   11,694   17,244
  12           33,426        108,451  112,854  119,724  8,451   12,854   19,724
  13           37,197        108,805  113,956  122,343  8,805   13,956   22,343
  14           41,157        109,043  114,991  125,109  9,043   14,991   25,109
  15           45,315        109,158  115,946  128,028  9,158   15,946   28,028
  16           49,681        109,141  116,806  131,101  9,141   16,806   31,101
  17           54,265        108,978  117,551  134,328  8,978   17,551   34,328
  18           59,078        108,651  118,156  137,702  8,651   18,156   37,702
  19           64,132        108,142  118,592  141,217  8,142   18,592   41,217
  20           69,439        107,433  118,829  144,861  7,433   18,829   44,861
  25          100,227        100,361  116,051  164,794    361   16,051   64,794
  30          139,522             **  102,594  185,480     **    2,594   85,480
  35          189,673             **       **  199,330     **       **   99,330

__________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  ------------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of     gross annual return of
Policy     accumulated at    -------------------------  ------------------------
 Year    5% annual interest     0%       6%      12%      0%       6%      12%
------   ------------------  -------  -------  -------  ------  -------  -------
   1            2,100        100,000  100,000  100,000     926    1,006    1,086
   2            4,305        100,000  100,000  100,000   2,223    2,447    2,682
   3            6,620        100,000  100,000  100,000   3,167    3,610    4,091
   4            9,051        100,000  100,000  100,000   4,237    4,973    5,806
   5           11,604        100,000  100,000  100,000   5,271    6,378    7,679
   6           14,284        100,000  100,000  100,000   6,661    8,230   10,143
   7           17,098        100,000  100,000  100,000   8,007   10,141   12,844
   8           20,053        100,000  100,000  100,000   9,310   12,116   15,805
   9           23,156        100,000  100,000  100,000  10,565   14,153   19,052
  10           26,414        100,000  100,000  100,000  11,795   16,287   22,662
  11           29,834        100,000  100,000  100,000  13,096   18,620   26,772
  12           33,426        100,000  100,000  100,000  14,345   21,035   31,304
  13           37,197        100,000  100,000  100,000  15,541   23,534   36,308
  14           41,157        100,000  100,000  100,000  16,678   26,121   41,840
  15           45,315        100,000  100,000  100,000  17,753   28,799   47,965
  16           49,681        100,000  100,000  100,029  18,763   31,571   54,753
  17           54,265        100,000  100,000  110,865  19,702   34,442   62,221
  18           59,078        100,000  100,000  122,421  20,565   37,418   70,410
  19           64,132        100,000  100,000  134,764  21,345   40,503   79,385
  20           69,439        100,000  100,000  147,960  22,035   43,706   89,218
  25          100,227        100,000  100,000  229,591  23,919   61,906  154,295
  30          139,522        100,000  114,583  347,007  22,073   84,588  256,169
  35          189,673        100,000  139,307  519,251  13,181  110,913  413,417

_________

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Select Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $2,000*
      Using Maximum Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%      6%       12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            2,100        100,000  100,000  100,000     607     676      746
   2            4,305        100,000  100,000  100,000   1,568   1,752    1,945
   3            6,620        100,000  100,000  100,000   2,160   2,510    2,894
   4            9,051        100,000  100,000  100,000   2,863   3,431    4,079
   5           11,604        100,000  100,000  100,000   3,513   4,350    5,343
   6           14,284        100,000  100,000  100,000   4,502   5,670    7,112
   7           17,098        100,000  100,000  100,000   5,425   6,999    9,016
   8           20,053        100,000  100,000  100,000   6,277   8,330   11,064
   9           23,156        100,000  100,000  100,000   7,052   9,659   13,267
  10           26,414        100,000  100,000  100,000   7,742  10,977   15,636
  11           29,834        100,000  100,000  100,000   8,403  12,344   18,256
  12           33,426        100,000  100,000  100,000   8,970  13,694   21,086
  13           37,197        100,000  100,000  100,000   9,441  15,027   24,152
  14           41,157        100,000  100,000  100,000   9,810  16,337   27,483
  15           45,315        100,000  100,000  100,000  10,072  17,620   31,111
  16           49,681        100,000  100,000  100,000  10,216  18,866   35,072
  17           54,265        100,000  100,000  100,000  10,228  20,064   39,404
  18           59,078        100,000  100,000  100,000  10,091  21,198   44,155
  19           64,132        100,000  100,000  100,000   9,785  22,251   49,381
  20           69,439        100,000  100,000  100,000   9,288  23,203   55,150
  25          100,227        100,000  100,000  137,746   3,151  25,816   92,571
  30          139,522             **  100,000  197,409      **  21,414  145,732
  35          189,673             **       **  274,956      **      **  218,914

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                     MEDALLION EXECUTIVE VARIABLE LIFE III

 REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS

     The following tables on pages 42 to 47 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Medallion Executive Variable Life III Product Prospectus.

     The assumptions used for the revised illustration are the same as those described on page 22 of the Medallion Executive Variable Life III Product Prospectus, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

     . The first sentence of the third paragraph is changed to read as follows:

               "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges


                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%       12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        100,000  100,000  100,000   5,137   5,449    5,760
   2           12,159        100,000  100,000  100,000  10,065  11,003   11,977
   3           18,699        100,000  100,000  100,000  14,894  16,777   18,814
   4           25,565        100,000  100,000  100,000  19,641  22,802   26,354
   5           32,775        100,000  100,000  100,000  20,907  25,481   30,864
   6           40,345        100,000  100,000  100,000  20,277  26,296   33,754
   7           48,294        100,000  100,000  100,000  19,627  27,125   36,929
   8           50,709        100,000  100,000  100,000  18,957  27,967   40,422
   9           53,244        100,000  100,000  100,000  18,290  28,847   44,289
  10           55,906        100,000  100,000  100,000  17,626  29,765   48,569
  11           58,702        100,000  100,000  100,000  16,982  30,778   53,425
  12           61,637        100,000  100,000  100,000  16,302  31,809   58,797
  13           64,718        100,000  100,000  100,000  15,579  32,853   64,745
  14           67,954        100,000  100,000  100,000  14,816  33,916   71,343
  15           71,352        100,000  100,000  102,260  14,014  35,000   78,662
  16           74,920        100,000  100,000  111,054  13,176  36,111   86,761
  17           78,666        100,000  100,000  120,580  12,274  37,232   95,698
  18           82,599        100,000  100,000  130,897  11,304  38,361  105,562
  19           86,729        100,000  100,000  142,068  10,257  39,497  116,449
  20           91,065        100,000  100,000  154,159   9,122  40,634  128,466
  25           95,619        100,000  100,000  244,977   2,899  47,797  213,023
  30          100,400             **  100,000  371,217      **  55,575  353,540
  35          105,420             **  100,000  617,710      **  63,791  588,295

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Maximum Charges

                                  Death Benefits            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%      6%       12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        100,000  100,000  100,000   4,578   4,870    5,163
   2           12,159        100,000  100,000  100,000   8,841   9,696   10,586
   3           18,699        100,000  100,000  100,000  13,016  14,712   16,549
   4           25,565        100,000  100,000  100,000  17,106  19,930   23,112
   5           32,775        100,000  100,000  100,000  17,876  21,931   26,717
   6           40,345        100,000  100,000  100,000  16,838  22,124   28,703
   7           48,294        100,000  100,000  100,000  15,762  22,280   30,860
   8           50,709        100,000  100,000  100,000  14,642  22,391   33,203
   9           53,244        100,000  100,000  100,000  13,467  22,447   35,750
  10           55,906        100,000  100,000  100,000  12,228  22,438   38,521
  11           58,702        100,000  100,000  100,000  10,919  22,355   41,542
  12           61,637        100,000  100,000  100,000   9,529  22,188   44,842
  13           64,718        100,000  100,000  100,000   8,053  21,929   48,457
  14           67,954        100,000  100,000  100,000   6,481  21,566   52,427
  15           71,352        100,000  100,000  100,000   4,803  21,087   56,799
  16           74,920        100,000  100,000  100,000   3,002  20,471   61,626
  17           78,666        100,000  100,000  100,000   1,059  19,697   66,968
  18           82,599             **  100,000  100,000      **  18,737   72,899
  19           86,729             **  100,000  100,000      **  17,557   79,506
  20           91,065             **  100,000  104,222      **  16,119   86,851
  25           95,619             **  100,000  155,584      **   3,437  135,290
  30          100,400             **       **  222,282      **      **  211,698
  35          105,420             **       **  350,638      **      **  333,941

__________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter*
      Using Current Charges

                                   Death Benefit            Surrender Value
                             -------------------------  -----------------------
                               Assuming hypothetical     Assuming hypothetical
End of    Planned Premiums    gross annual return of    gross annual return of
Policy     accumulated at    -------------------------  -----------------------
 Year    5% annual interest     0%       6%      12%      0%      6%      12%
------   ------------------  -------  -------  -------  ------  ------  -------
   1            5,931        105,137  105,449  105,760   5,137   5,449    5,760
   2           12,159        110,050  110,986  111,959  10,050  10,986   11,959
   3           18,699        114,849  116,727  118,756  14,849  16,727   18,756
   4           25,565        119,553  122,698  126,232  19,553  22,698   26,232
   5           32,775        124,177  128,923  134,471  24,177  28,923   34,471
   6           40,345        128,701  135,393  143,532  28,701  35,393   43,532
   7           48,294        133,127  142,118  153,498  33,127  42,118   53,498
   8           50,709        132,198  143,536  158,576  32,198  43,536   58,576
   9           53,244        131,279  145,014  164,178  31,279  45,014   64,178
  10           55,906        130,366  146,552  170,355  30,366  46,552   70,355
  11           58,702        129,504  148,242  177,329  29,504  48,242   77,329
  12           61,637        128,604  149,962  184,997  28,604  49,962   84,997
  13           64,718        127,657  151,704  193,421  27,657  51,704   93,421
  14           67,954        126,669  153,475  202,688  26,669  53,475  102,688
  15           71,352        125,640  155,275  212,888  25,640  55,275  112,888
  16           74,920        124,577  157,113  224,128  24,577  57,113  124,128
  17           78,666        123,449  158,959  236,485  23,449  58,959  136,485
  18           82,599        122,251  160,806  250,072  22,251  60,806  150,072
  19           86,729        120,979  162,649  265,014  20,979  62,649  165,014
  20           91,065        119,620  164,475  281,443  19,620  64,475  181,443
  25           95,619        112,522  175,023  396,137  12,522  75,023  296,137
  30          100,400        102,360  184,554  584,017   2,360  84,554  484,017
  35          105,420             **  190,287  891,753      **  90,287  791,753

_________

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premiums equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit thereafter* Using Maximum Charges

                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        104,556    104,847      105,138       4,556      4,847       5,138
   2           12,159        108,774    109,622      110,505       8,774      9,622      10,505
   3           18,699        112,879    114,555      116,370      12,879     14,555      16,370
   4           25,565        116,872    119,651      122,780      16,872     19,651      22,780
   5           32,775        120,748    124,910      129,786      20,748     24,910      29,786
   6           40,345        124,508    130,337      137,444      24,508     30,337      37,444
   7           48,294        128,144    135,930      145,809      28,144     35,930      45,809
   8           50,709        126,689    136,427      149,389      26,689     36,427      49,389
   9           53,244        125,184    136,868      153,249      25,184     36,868      53,249
  10           55,906        123,620    137,240      157,407      23,620     37,240      57,407
  11           58,702        121,993    137,533      161,886      21,993     37,533      61,886
  12           61,637        120,295    137,737      166,712      20,295     37,737      66,712
  13           64,718        118,524    137,843      171,913      18,524     37,843      71,913
  14           67,954        116,673    137,840      177,521      16,673     37,840      77,521
  15           71,352        114,737    137,715      183,567      14,737     37,715      83,567
  16           74,920        112,702    137,449      190,082      12,702     37,449      90,082
  17           78,666        110,557    137,021      197,096      10,557     37,021      97,096
  18           82,599        108,282    136,404      204,640       8,282     36,404     104,640
  19           86,729        105,859    135,567      212,743       5,859     35,567     112,743
  20           91,065        103,268    134,478      221,437       3,268     34,478     121,437
  25           95,619             **    124,191      275,339          **     24,191     175,339
  30          100,400             **    101,518      350,875          **      1,518     250,875
  35          105,420             **         **      453,291          **         **     353,291

 ___________
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit Thereafter*
      Using Current Charges


                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        100,000    100,000       100,000      5,137       5,449      5,760
   2           12,159        100,000    100,000       100,000     10,065      11,003     11,977
   3           18,699        100,000    100,000       100,000     14,894      16,777     18,814
   4           25,565        100,000    100,000       100,000     19,641      22,802     26,354
   5           32,775        100,000    100,000       100,000     24,321      29,100     34,688
   6           40,345        100,000    100,000       105,346     28,922      35,674     43,880
   7           48,294        100,000    100,000       125,845     33,446      42,539     53,971
   8           50,709        100,000    100,000       134,082     32,623      44,122     59,187
   9           53,244        100,000    100,797       142,970     31,807      45,777     64,930
  10           55,906        100,000    101,719       152,569     30,996      47,506     71,254
  11           58,702        100,000    102,940       163,282     30,244      49,417     78,384
  12           61,637        100,000    104,203       174,801     29,464      51,395     86,215
  13           64,718        100,000    105,495       187,168     28,649      53,437     94,807
  14           67,954        100,000    106,826       200,456     27,802      55,552    104,241
  15           71,352        100,000    108,210       214,766     26,922      57,743    114,603
  16           74,920        100,000    109,647       230,176     26,013      60,018    125,993
  17           78,666        100,000    111,125       246,744     25,052      62,367    138,480
  18           82,599        100,000    112,651       264,573     24,032      64,790    152,167
  19           86,729        100,000    114,235       283,782     22,948      67,292    167,167
  20           91,065        100,000    115,874       304,472     21,788      69,871    183,594
  25           95,619        100,000    127,620       441,622     15,737      85,766    296,789
  30          100,400        100,000    141,886       646,605      6,475     104,744    477,340
  35          105,420             **    159,680       958,340         **     127,134    763,009

 ___________
  * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Medallion Executive Variable Life III (Flexible Premium Variable Life)
      $100,000 Total Sum Insured
      Male, Issue age 45, Fully Underwritten Nontobacco Underwriting Class Option A Death Benefit
      Cash Value Accumulation Test
      Planned Premium: $5,649 for seven Policy Years, Guideline Premium Limit Thereafter*
      Using Maximum Charges



                                        Death Benefit                    Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            5,931        100,000    100,000         100,000    4,578      4,870        5,163
   2           12,159        100,000    100,000         100,000    8,841      9,696       10,586
   3           18,699        100,000    100,000         100,000   13,016     14,712       16,549
   4           25,565        100,000    100,000         100,000   17,106     19,930       23,112
   5           32,775        100,000    100,000         100,000   21,112     25,361       30,342
   6           40,345        100,000    100,000         100,000   25,036     31,018       38,315
   7           48,294        100,000    100,000         109,713   28,877     36,911       47,053
   8           50,709        100,000    100,000         115,649   27,632     37,754       51,050
   9           53,244        100,000    100,000         121,940   26,345     38,590       55,379
  10           55,906        100,000    100,000         128,607   25,005     39,415       60,063
  11           58,702        100,000    100,000         135,670   23,607     40,227       65,129
  12           61,637        100,000    100,000         143,150   22,142     41,020       70,604
  13           64,718        100,000    100,000         151,071   20,604     41,793       76,523
  14           67,954        100,000    100,000         159,453   18,985     42,543       82,919
  15           71,352        100,000    100,000         168,340   17,275     43,264       89,829
  16           74,920        100,000    100,000         177,738   15,458     43,949       97,289
  17           78,666        100,000    100,000         187,687   13,517     44,590      105,336
  18           82,599        100,000    100,000         198,219   11,430     45,174      114,004
  19           86,729        100,000    100,000         209,367    9,167     45,687      123,331
  20           91,065        100,000    100,000         221,156    6,700     46,114      133,355
  25           95,619             **    100,000         291,191       **     46,408      195,693
  30          100,400             **    100,000         383,899       **     40,737      283,404
  35          105,420             **    100,000         506,427       **     18,523      403,206

 ___________
 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each of the first seven Policy Years and that premuims equal to the Guideline Premium Limit are paid at the start of each Policy Year thereafter. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death benefit after the tenth Policy Year, or optional rider benefits are elected.
 ** Policy lapses unless additional premium payments are made.

 It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                   [This page is intentionally left blank.]

                          VARIABLE ESTATE PROTECTION

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables on pages 50 TO 53 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Variable Estate Protection Product Prospectus. The tables on pages 54 TO 57 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Variable Estate Protection Product Prospectus.

  The assumptions used for each revised illustration are the same as those described on page 22 of the respective Variable Estate Protection Product Prospectuses, except for the following:

  . The third and fourth sentences of the first paragraph are changed to read as follows:

    "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

  . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             -----------------------------------   ------------------------------
                                     Assuming hypothetical             Assuming hypothetical
End of    Planned Premiums           gross annual return of            gross annual return of
Policy     accumulated at    -----------------------------------   ------------------------------
 Year    5% annual interest     0%         6%             12%         0%         6%        12%
------   ------------------  ---------  ---------      ---------   -------    -------   ---------
   1            16,768       1,000,000  1,000,000      1,000,000    11,198     11,901      12,606
   2            34,374       1,000,000  1,000,000      1,000,000    23,385     25,555      27,813
   3            52,861       1,000,000  1,000,000      1,000,000    35,394     39,816      44,596
   4            72,271       1,000,000  1,000,000      1,000,000    47,463     54,954      63,371
   5            92,653       1,000,000  1,000,000      1,000,000    59,352     70,763      84,089
   6           114,053       1,000,000  1,000,000      1,000,000    72,115     88,368     108,093
   7           136,524       1,000,000  1,000,000      1,000,000    84,683    106,749     134,579
   8           160,118       1,000,000  1,000,000      1,000,000    97,053    125,932     163,799
   9           184,891       1,000,000  1,000,000      1,000,000   109,223    145,951     196,031
  10           210,904       1,000,000  1,000,000      1,000,000   121,186    166,834     231,582
  11           238,217       1,000,000  1,000,000      1,000,000   133,698    189,410     271,625
  12           266,895       1,000,000  1,000,000      1,000,000   145,976    212,943     315,780
  13           297,008       1,000,000  1,000,000      1,000,000   158,007    237,462     364,468
  14           328,626       1,000,000  1,000,000      1,000,000   169,774    262,996     418,148
  15           361,825       1,000,000  1,000,000      1,000,000   181,256    289,569     477,336
  16           396,684       1,000,000  1,000,000      1,042,657   192,426    317,208     542,580
  17           433,286       1,000,000  1,000,000      1,142,758   203,251    345,934     614,430
  18           471,718       1,000,000  1,000,000      1,249,279   213,688    375,770     693,518
  19           512,072       1,000,000  1,000,000      1,362,888   223,690    406,735     780,525
  20           554,444       1,000,000  1,000,000      1,484,252   233,196    438,851     876,189
  25           800,279       1,000,000  1,000,000      2,242,194   273,376    620,915   1,518,366
  30         1,114,034       1,000,000  1,111,274      3,353,107   287,824    839,240   2,532,282
  35         1,514,473       1,000,000  1,332,627      5,010,481   251,504  1,092,077   4,106,046

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000
      Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  ---------  ---------   -----------   -------   ------   ------------
   1            16,768       1,011,197  1,011,901     1,012,606    11,197   11,901      12,606
   2            34,374       1,023,383  1,025,553     1,027,811    23,383   25,553      27,811
   3            52,861       1,035,390  1,039,811     1,044,591    35,390   39,811      44,591
   4            72,271       1,047,456  1,054,946     1,063,361    47,456   54,946      63,361
   5            92,653       1,059,340  1,070,749     1,084,072    59,340   70,749      84,072
   6           114,053       1,072,098  1,088,347     1,108,066    72,098   88,347     108,066
   7           136,524       1,084,659  1,106,716     1,134,537    84,659  106,716     134,537
   8           160,118       1,097,019  1,125,885     1,163,734    97,019  125,885     163,734
   9           184,891       1,109,174  1,145,883     1,195,934   109,174  145,883     195,934
  10           210,904       1,121,118  1,166,734     1,231,436   121,118  166,734     231,436
  11           238,217       1,133,611  1,189,277     1,271,423   133,611  189,277     271,423
  12           266,895       1,145,858  1,212,758     1,315,489   145,858  212,758     315,489
  13           297,008       1,157,844  1,237,198     1,364,036   157,844  237,198     364,036
  14           328,626       1,169,543  1,262,611     1,417,500   169,543  262,611     417,500
  15           361,825       1,180,927  1,289,005     1,476,354   180,927  289,005     476,354
  16           396,684       1,191,957  1,316,381     1,541,111   191,957  316,381     541,111
  17           433,286       1,202,587  1,344,728     1,612,330   202,587  344,728     612,330
  18           471,718       1,212,755  1,374,020     1,690,608   212,756  374,020     690,608
  19           512,072       1,222,393  1,404,220     1,776,596   222,393  404,220     776,596
  20           554,444       1,231,408  1,435,268     1,870,989   231,408  435,268     870,989
  25           800,279       1,266,050  1,603,276     2,501,730   266,050  603,276   1,501,730
  30         1,114,034       1,265,079  1,774,326     3,491,639   265,079  774,326   2,491,639
  35         1,514,473       1,195,903  1,908,878     5,023,624   195,903  908,878   4,023,624

* The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Current Charges

                                        Death Benefit                      Surrender Value
                             ----------------------------------   ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
End of    Planned Premiums           gross annual return of          gross annual return of
Policy     accumulated at    ----------------------------------   -------------------------------
 Year    5% annual interest     0%         6%           12%         0%         6%        12%
------   ------------------  -------    -------     -----------   ------     ------   -----------
   1            16,768       1,000,000  1,000,000    1,000,000      10,898   11,591      12,285
   2            34,374       1,000,000  1,000,000    1,000,000      22,711   24,835      27,046
   3            52,861       1,000,000  1,000,000    1,000,000      34,231   38,539      43,198
   4            72,271       1,000,000  1,000,000    1,000,000      45,680   52,947      61,114
   5            92,653       1,000,000  1,000,000    1,000,000      56,799   67,821      80,699
   6           114,053       1,000,000  1,000,000    1,000,000      68,623   84,254     103,239
   7           136,524       1,000,000  1,000,000    1,000,000      80,056  101,188     127,867
   8           160,118       1,000,000  1,000,000    1,000,000      91,073  118,610     154,768
   9           184,891       1,000,000  1,000,000    1,000,000     101,646  136,514     184,147
  10           210,904       1,000,000  1,000,000    1,000,000     111,738  154,880     216,231
  11           238,217       1,000,000  1,000,000    1,000,000     121,814  174,224     251,836
  12           266,895       1,000,000  1,000,000    1,000,000     131,303  193,999     290,723
  13           297,008       1,000,000  1,000,000    1,000,000     140,134  214,159     333,199
  14           328,626       1,000,000  1,000,000    1,000,000     148,216  234,643     379,604
  15           361,825       1,000,000  1,000,000    1,000,000     155,443  255,380     430,329
  16           396,684       1,000,000  1,000,000    1,000,000     161,699  276,295     485,833
  17           433,286       1,000,000  1,000,000    1,016,457     166,799  297,257     546,522
  18           471,718       1,000,000  1,000,000    1,103,277     170,694  318,263     612,467
  19           512,072       1,000,000  1,000,000    1,194,211     173,179  339,187     683,924
  20           554,444       1,000,000  1,000,000    1,289,537     174,061  359,925     761,244
  25           800,279       1,000,000  1,000,000    1,843,460     144,037  456,016   1,248,352
  30         1,114,034       1,000,000  1,000,000    2,557,627       1,335  516,486   1,931,533
  35         1,514,473              **  1,000,000    3,487,097          **  484,185   2,857,646

  * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
  ** Policy lapses unless additional premium payments are made.

  It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $1,000,000 Sum Insured ($500,000 Basic Sum Insured; $500,000 Additional Sum Insured)
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $15,969*
      Using Maximum Charges

                                                Death Benefit                            Surrender Value
                                    --------------------------------------     ------------------------------------
                                             Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums               gross annual return of                    gross annual return of
Policy         accumulated at       --------------------------------------     ------------------------------------
 Year        5% annual interest        0%             6%            12%          0%            6%           12%
-------      ------------------     ---------      ---------     ---------     -------       -------    -----------
   1                16,768          1,010,898      1,011,590     1,012,284      10,898        11,590        12,284
   2                34,374          1,022,708      1,024,832     1,027,042      22,708        24,832        27,042
   3                52,861          1,034,221      1,038,528     1,043,185      34,221        38,528        43,185
   4                72,271          1,045,655      1,052,918     1,061,080      45,655        52,918        61,080
   5                92,653          1,056,748      1,067,759     1,080,623      56,748        67,759        80,623
   6               114,053          1,068,528      1,084,135     1,103,089      68,528        84,135       103,089
   7               136,524          1,079,894      1,100,976     1,127,592      79,894       100,976       127,592
   8               160,118          1,090,812      1,118,257     1,154,292      90,812       118,257       154,292
   9               184,891          1,101,244      1,135,952     1,183,363     101,244       135,952       183,363
  10               210,904          1,111,144      1,154,018     1,214,983     111,144       154,018       214,983
  11               238,217          1,120,960      1,172,942     1,249,907     120,960       172,942       249,907
  12               266,895          1,130,105      1,192,135     1,287,810     130,105       192,135       287,810
  13               297,008          1,138,487      1,211,502     1,328,883     138,487       211,502       328,883
  14               328,626          1,145,987      1,230,915     1,373,305     145,987       230,915       373,305
  15               361,825          1,152,470      1,250,219     1,421,251     152,470       250,219       421,251
  16               396,684          1,157,787      1,269,239     1,472,899     157,787       269,239       472,899
  17               433,286          1,161,706      1,287,701     1,528,355     161,706       287,701       528,355
  18               471,718          1,164,161      1,305,492     1,587,904     164,161       305,492       587,904
  19               512,072          1,164,904      1,322,298     1,651,667     164,904       322,298       651,667
  20               554,444          1,163,707      1,337,816     1,719,796     163,707       337,816       719,796
  25               800,279          1,117,558      1,380,819     2,128,508     117,558       380,819     1,128,508
  30             1,114,034                 **      1,300,709     2,636,701          **       300,709     1,636,701
  35             1,514,473                 **             **     3,193,721          **            **     2,193,721

 * The illustrations assume that Planned Premiums equal to $15,969.34 are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
**  Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                              Death Benefit                           Surrender Value
                                    ---------------------------------      -------------------------------------
                                          Assuming hypothetical                    Assuming hypothetical
End of       Planned Premiums            gross annual return of                   gross annual return of
Policy        accumulated at        ---------------------------------      -------------------------------------
 Year       5% annual interest        0%          6%           12%           0%           6%              12%
-------     ------------------      -------     -------     ---------      -------      -------       -----------
   1               8,564            500,000     500,000       500,000        4,291        4,575            4,860
   2              17,556            500,000     500,000       500,000       10,119       11,025           11,967
   3              26,998            500,000     500,000       500,000       15,052       16,928           18,952
   4              36,912            500,000     500,000       500,000       20,433       23,641           27,238
   5              47,322            500,000     500,000       500,000       25,733       30,651           36,382
   6              58,252            500,000     500,000       500,000       32,016       39,078           47,623
   7              69,728            500,000     500,000       500,000       38,202       47,876           60,027
   8              81,779            500,000     500,000       500,000       44,291       57,058           73,710
   9              94,432            500,000     500,000       500,000       50,280       66,639           88,803
  10             107,717            500,000     500,000       500,000       56,168       76,633          105,449
  11             121,667            500,000     500,000       500,000       62,599       87,737          124,523
  12             136,314            500,000     500,000       500,000       68,910       99,311          145,554
  13             151,694            500,000     500,000       500,000       75,095      111,369          168,742
  14             167,843            500,000     500,000       500,000       81,145      123,924          194,304
  15             184,799            500,000     500,000       500,000       87,050      136,988          222,484
  16             202,603            500,000     500,000       500,000       92,796      150,573          253,552
  17             221,297            500,000     500,000       535,237       98,366      164,690          287,783
  18             240,926            500,000     500,000       586,276      103,739      179,347          325,462
  19             261,536            500,000     500,000       640,678      108,892      194,555          366,916
  20             283,177            500,000     500,000       698,761      113,793      210,319          412,496
  25             408,735            500,000     500,000     1,061,168      134,597      299,576          718,600
  30             568,983            500,000     538,574     1,591,569      142,443      406,734        1,201,961
  35             773,504            500,000     648,242     2,382,322      124,818      531,228        1,952,292

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                                Death Benefit                              Surrender Value
                                     -----------------------------------       --------------------------------------
                                            Assuming hypothetical                      Assuming hypothetical
End of        Planned Premiums             gross annual return of                      gross annual return of
Policy         accumulated at        -----------------------------------       --------------------------------------
 Year        5% annual interest        0%           6%            12%            0%           6%              12%
-------      ------------------      -------      -------      ---------       -------      -------       -----------
   1                8,564            504,291      504,575        504,859         4,291        4,575            4,859
   2               17,556            509,711      510,616        511,558        10,118       11,024           11,966
   3               26,998            515,051      516,926        518,950        15,051       16,926           18,950
   4               36,912            520,430      523,637        527,234        20,430       23,637           27,234
   5               47,322            525,728      530,645        536,374        25,728       30,645           36,374
   6               58,252            532,008      539,069        547,612        32,008       39,069           47,612
   7               69,728            538,191      547,862        560,008        38,191       47,862           60,008
   8               81,779            544,275      557,037        573,681        44,275       57,037           73,681
   9               94,432            550,258      566,608        588,760        50,258       66,608           88,760
  10              107,717            556,137      576,588        605,383        56,137       76,588          105,383
  11              121,667            562,559      587,677        624,432        62,559       87,677          124,432
  12              136,314            568,856      599,226        645,422        68,856       99,226          145,422
  13              151,694            575,019      611,247        668,545        75,019      111,247          168,545
  14              167,843            581,037      623,745        694,007        81,037      123,745          194,007
  15              184,799            586,894      636,725        722,032        86,894      136,725          222,032
  16              202,603            592,573      650,186        752,864        92,573      150,186          252,864
  17              221,297            598,049      664,122        786,765        98,049      164,122          286,765
  18              240,926            603,291      678,520        824,019       103,291      178,520          324,019
  19              261,536            608,266      693,362        864,933       108,266      193,362          364,933
  20              283,177            612,927      708,615        909,834       112,927      208,615          409,834
  25              408,735            631,010      791,106      1,209,654       131,010      291,106          709,654
  30              568,983            631,231      874,749      1,679,141       131,231      374,749        1,179,141
  35              773,504            597,300      939,686      2,403,423        97,300      439,686        1,903,423

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges


                                                Death Benefit                           Surrender Value
                                     -----------------------------------      -----------------------------------
                                            Assuming hypothetical                    Assuming hypothetical
End of        Planned Premiums             gross annual return of                   gross annual return of
Policy         accumulated at        -----------------------------------      -----------------------------------
 Year        5% annual interest        0%           6%            12%           0%          6%            12%
-------      ------------------      -------      -------      ---------      ------      -------     -----------
   1                8,564            500,000      500,000        500,000       4,130        4,408          4,687
   2               17,556            500,000      500,000        500,000       9,761       10,642         11,560
   3               26,998            500,000      500,000        500,000      14,441       16,258         18,220
   4               36,912            500,000      500,000        500,000      19,505       22,599         26,069
   5               47,322            500,000      500,000        500,000      24,415       29,135         34,639
   6               58,252            500,000      500,000        500,000      30,222       36,970         45,142
   7               69,728            500,000      500,000        500,000      35,836       45,038         56,610
   8               81,779            500,000      500,000        500,000      41,241       53,332         69,126
   9               94,432            500,000      500,000        500,000      46,424       61,847         82,784
  10              107,717            500,000      500,000        500,000      51,368       70,572         97,685
  11              121,667            500,000      500,000        500,000      56,529       80,003        114,478
  12              136,314            500,000      500,000        500,000      61,393       89,634        132,802
  13              151,694            500,000      500,000        500,000      65,924       99,443        152,796
  14              167,843            500,000      500,000        500,000      70,075      109,395        174,613
  15              184,799            500,000      500,000        500,000      73,793      119,453        198,430
  16              202,603            500,000      500,000        500,000      77,022      129,576        224,452
  17              221,297            500,000      500,000        500,000      79,666      139,696        252,906
  18              240,926            500,000      500,000        511,651      81,701      149,806        284,035
  19              261,536            500,000      500,000        554,913      83,025      159,838        317,799
  20              283,177            500,000      500,000        600,242      83,540      169,735        354,337
  25              408,735            500,000      500,000        863,726      68,967      214,694        584,897
  30              568,983                 **      500,000      1,202,942          **      238,441        908,468
  35              773,504                 **      500,000      1,644,076          **      205,290      1,347,306

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Variable Estate Protection (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                                 Death Benefit                            Surrender Value
                                     ------------------------------------       ----------------------------------
                                            Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums              gross annual return of                    gross annual return of
Policy         accumulated at        ------------------------------------       ----------------------------------
 Year        5% annual interest        0%           6%             12%            0%          6%            12%
-------      ------------------      -------      -------       ---------       ------      -------      ---------
   1                8,564            504,129      504,407         504,686        4,129        4,407         4,686
   2               17,556            509,352      510,233         511,150        9,760       10,641        11,558
   3               26,998            514,437      516,253         518,215       14,437       16,253        18,215
   4               36,912            519,495      522,586         526,054       19,495       22,586        26,054
   5               47,322            524,393      529,108         534,606       24,393       29,108        34,606
   6               58,252            530,181      536,918         545,077       30,181       36,918        45,077
   7               69,728            535,764      544,945         556,490       35,764       44,945        56,490
   8               81,779            541,124      553,176         568,917       41,124       53,176        68,917
   9               94,432            546,244      561,596         582,436       46,244       61,596        82,436
  10              107,717            551,098      570,184         597,128       51,098       70,184        97,128
  11              121,667            556,139      579,422         613,612       56,139       79,422       113,612
  12              136,314            560,841      588,785         631,488       60,841       88,785       131,488
  13              151,694            565,160      598,226         650,840       65,160       98,226       150,840
  14              167,843            569,036      607,679         671,748       69,036      107,679       171,748
  15              184,799            572,401      617,068         694,286       72,401      117,068       194,286
  16              202,603            575,180      626,303         718,532       75,180      126,303       218,532
  17              221,297            577,259      635,248         744,522       77,259      135,248       244,522
  18              240,926            578,604      643,845         772,384       78,604      143,845       272,384
  19              261,536            579,090      651,938         802,161       79,090      151,938       302,161
  20              283,177            578,605      659,374         833,909       78,605      159,374       333,909
  25              408,735            556,265      679,281       1,022,960       56,265      179,281       522,960
  30              568,983                 **      637,272       1,252,342           **      137,272       752,342
  35              773,504                 **           **       1,490,940           **           **       990,940

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                          VARIABLE ESTATE PROTECTION II

   REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables on pages 60 to 67 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company Variable Estate Protection II Product Prospectus.

  The assumptions used for the revised illustration are the same as those described on page 24 of the Variable Estate Protection II Product Prospectus, except for the following:

   . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.84%, 5.11% and 11.06%."

   . The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.72%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.12%."

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                               Death Benefit                             Surrender Value
                                     -----------------------------------      -------------------------------------
                                            Assuming hypothetical                     Assuming hypothetical
End of        Planned Premiums             gross annual return of                    gross annual return of
Policy         accumulated at        -----------------------------------      -------------------------------------
 Year        5% annual interest        0%           6%            12%           0%           6%             12%
-------      ------------------      -------      -------      ---------      -------      -------      -----------
   1                8,564            500,000      500,000        500,000        4,282        4,566           4,849
   2               17,556            500,000      500,000        500,000       10,092       10,995          11,933
   3               26,998            500,000      500,000        500,000       14,998       16,866          18,880
   4               36,912            500,000      500,000        500,000       20,342       23,535          27,108
   5               47,322            500,000      500,000        500,000       25,597       30,486          36,172
   6               58,252            500,000      500,000        500,000       31,825       38,838          47,306
   7               69,728            500,000      500,000        500,000       37,947       47,542          59,569
   8               81,779            500,000      500,000        500,000       43,962       56,611          73,073
   9               94,432            500,000      500,000        500,000       49,868       66,057          87,941
  10              107,717            500,000      500,000        500,000       55,664       75,893         104,309
  11              121,667            500,000      500,000        500,000       61,993       86,814         123,043
  12              136,314            500,000      500,000        500,000       68,192       98,176         143,662
  13              151,694            500,000      500,000        500,000       74,257      109,992         166,352
  14              167,843            500,000      500,000        500,000       80,177      122,272         191,321
  15              184,799            500,000      500,000        500,000       85,944      135,028         218,795
  16              202,603            500,000      500,000        500,000       92,006      149,016         250,287
  17              221,297            500,000      500,000        500,000       97,907      163,601         285,123
  18              240,926            500,000      500,000        500,000      103,626      178,798         323,673
  19              261,536            500,000      500,000        500,000      109,138      194,622         366,351
  20              283,177            500,000      500,000        500,000      114,411      211,087         413,632
  25              408,735            500,000      500,000        776,454      137,265      305,376         739,480
  30              568,983            500,000      500,000      1,343,897      147,458      422,217       1,279,902
  35              773,504            500,000      601,910      2,277,699      132,571      573,248       2,169,237

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit                Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest     0%       6%       12%        0%       6%        12%
-------  ------------------  -------  -------  ---------  -------  -------  ----------
   1            8,564        504,282  504,565    504,849    4,282    4,565       4,849
   2           17,556        509,683  510,587    511,524   10,091   10,994      11,932
   3           26,998        514,996  516,864    518,878   14,996   16,864      18,878
   4           36,912        520,339  523,531    527,104   20,339   23,531      27,104
   5           47,322        525,592  530,480    536,164   25,592   30,480      36,164
   6           58,252        531,818  538,829    547,294   31,818   38,829      47,294
   7           69,728        537,937  547,528    559,551   37,937   47,528      59,551
   8           81,779        543,947  556,590    573,045   43,947   56,590      73,045
   9           94,432        549,847  566,027    587,898   49,847   66,027      87,898
  10          107,717        555,633  575,849    604,245   55,633   75,849     104,245
  11          121,667        561,953  586,754    622,953   61,953   86,754     122,953
  12          136,314        568,139  598,092    643,532   68,139   98,092     143,532
  13          151,694        574,182  609,872    666,159   74,182  109,872     166,159
  14          167,843        580,070  622,097    691,029   80,070  122,097     191,029
  15          184,799        585,790  634,769    718,352   85,790  134,769     218,352
  16          202,603        591,785  648,633    749,608   91,785  148,633     249,608
  17          221,297        597,592  663,038    784,089   97,592  163,038     284,089
  18          240,926        603,179  677,975    822,106  103,179  177,975     322,106
  19          261,536        608,511  693,430    863,997  108,511  193,430     363,997
  20          283,177        613,541  709,378    910,125  113,541  209,378     410,126
  25          408,735        633,603  796,740  1,221,509  133,603  296,740     721,509
  30          568,983        635,847  888,095  1,718,066  135,847  388,096   1,218,066
  35          773,504        603,568  964,192  2,499,561  103,568  464,192   1,999,561

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of        gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest     0%       6%       12%        0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,129    4,407       4,686
   2           17,556        500,000  500,000    500,000   9,759   10,641      11,558
   3           26,998        500,000  500,000    500,000  14,438   16,257      18,218
   4           36,912        500,000  500,000    500,000  19,501   22,597      26,065
   5           47,322        500,000  500,000    500,000  24,409   29,134      34,634
   6           58,252        500,000  500,000    500,000  30,215   36,970      45,136
   7           69,728        500,000  500,000    500,000  35,827   45,039      56,604
   8           81,779        500,000  500,000    500,000  41,231   53,335      69,119
   9           94,432        500,000  500,000    500,000  46,413   61,851      82,776
  10          107,717        500,000  500,000    500,000  51,354   70,578      97,675
  11          121,667        500,000  500,000    500,000  56,514   80,012     114,467
  12          136,314        500,000  500,000    500,000  61,375   89,646     132,789
  13          151,694        500,000  500,000    500,000  65,903   99,457     152,781
  14          167,843        500,000  500,000    500,000  70,051  109,413     174,596
  15          184,799        500,000  500,000    500,000  73,766  119,474     198,409
  16          202,603        500,000  500,000    500,000  76,990  129,601     224,428
  17          221,297        500,000  500,000    500,000  79,630  139,724     252,877
  18          240,926        500,000  500,000    500,000  81,660  149,838     284,079
  19          261,536        500,000  500,000    500,000  82,978  159,875     318,373
  20          283,177        500,000  500,000    500,000  83,486  169,776     356,185
  25          408,735        500,000  500,000    646,199  68,861  214,748     615,428
  30          568,983             **  500,000  1,082,535      **  238,476   1,030,985
  35          773,504             **  500,000  1,760,927      **  205,194   1,677,073

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Guideline Premium and Cash Value Corridor Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit              Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical       Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest     0%       6%       12%        0%      6%       12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,129  504,407    504,686   4,129    4,407     4,686
   2           17,556        509,350  510,232    511,149   9,758   10,640    11,556
   3           26,998        514,434  516,252    518,212  14,434   16,252    18,212
   4           36,912        519,490  522,585    526,051  19,490   22,585    26,051
   5           47,322        524,387  529,107    534,601  24,387   29,107    34,601
   6           58,252        530,174  536,918    545,071  30,174   36,918    45,071
   7           69,728        535,756  544,946    556,483  35,756   44,946    56,483
   8           81,779        541,114  553,178    568,909  41,114   53,178    68,909
   9           94,432        546,232  561,600    582,427  46,232   61,600    82,427
  10          107,717        551,085  570,191    597,118  51,085   70,191    97,118
  11          121,667        556,123  579,431    613,601  56,123   79,431   113,601
  12          136,314        560,824  588,797    631,475  60,824   88,797   131,475
  13          151,694        565,140  598,240    650,825  65,140   98,240   150,825
  14          167,843        569,012  607,697    671,730  69,012  107,697   171,730
  15          184,799        572,374  617,088    694,266  72,374  117,088   194,266
  16          202,603        575,150  626,327    718,508  75,150  126,327   218,508
  17          221,297        577,224  635,276    744,494  77,224  135,276   244,494
  18          240,926        578,564  643,876    772,351  78,564  143,876   272,351
  19          261,536        579,045  651,972    802,122  79,045  151,972   302,122
  20          283,177        578,554  659,411    833,862  78,554  159,411   333,862
  25          408,735        556,171  679,321  1,022,850  56,171  179,321   522,850
  30          568,983             **  637,264  1,252,079      **  137,264   752,079
  35          773,504             **       **  1,490,339      **       **   990,339

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        500,000  500,000    500,000    4,282    4,566       4,849
   2           17,556        500,000  500,000    500,000   10,092   10,995      11,933
   3           26,998        500,000  500,000    500,000   14,998   16,866      18,880
   4           36,912        500,000  500,000    500,000   20,342   23,535      27,108
   5           47,322        500,000  500,000    500,000   25,597   30,486      36,172
   6           58,252        500,000  500,000    500,000   31,825   38,838      47,306
   7           69,728        500,000  500,000    500,000   37,947   47,542      59,569
   8           81,779        500,000  500,000    500,000   43,962   56,611      73,073
   9           94,432        500,000  500,000    500,000   49,868   66,057      87,941
  10          107,717        500,000  500,000    500,000   55,664   75,893     104,309
  11          121,667        500,000  500,000    500,000   61,993   86,814     123,043
  12          136,314        500,000  500,000    500,000   68,192   98,176     143,662
  13          151,694        500,000  500,000    500,000   74,257  109,992     166,352
  14          167,843        500,000  500,000    500,000   80,177  122,272     191,321
  15          184,799        500,000  500,000    500,000   85,944  135,028     218,795
  16          202,603        500,000  500,000    500,000   92,006  149,016     250,287
  17          221,297        500,000  500,000    530,250   97,907  163,601     285,102
  18          240,926        500,000  500,000    582,832  103,626  178,798     323,550
  19          261,536        500,000  500,000    639,061  109,138  194,622     365,990
  20          283,177        500,000  500,000    699,289  114,411  211,087     412,807
  25          408,735        500,000  500,000  1,078,760  137,265  305,376     730,514
  30          568,983        500,000  556,959  1,642,767  147,458  420,618   1,240,626
  35          773,504        500,000  679,370  2,496,616  132,571  556,738   2,045,955

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Current Charges

                                    Death Benefit               Surrender Value
                             ---------------------------  -----------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  -----------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%         12%
-------  ------------------  -------  -------  ---------  -------  -------  -----------
   1            8,564        504,282  504,565    504,849    4,282    4,565       4,849
   2           17,556        509,683  510,587    511,524   10,091   10,994      11,932
   3           26,998        514,996  516,864    518,878   14,996   16,864      18,878
   4           36,912        520,339  523,531    527,104   20,339   23,531      27,104
   5           47,322        525,592  530,480    536,164   25,592   30,480      36,164
   6           58,252        531,818  538,829    547,294   31,818   38,829      47,294
   7           69,728        537,937  547,528    559,551   37,937   47,528      59,551
   8           81,779        543,947  556,590    573,045   43,947   56,590      73,045
   9           94,432        549,847  566,027    587,898   49,847   66,027      87,898
  10          107,717        555,633  575,849    604,245   55,633   75,849     104,245
  11          121,667        561,953  586,754    622,953   61,953   86,754     122,953
  12          136,314        568,139  598,092    643,532   68,139   98,092     143,532
  13          151,694        574,182  609,872    666,159   74,182  109,872     166,159
  14          167,843        580,070  622,097    691,029   80,070  122,097     191,029
  15          184,799        585,790  634,769    718,352   85,790  134,769     218,352
  16          202,603        591,785  648,633    749,608   91,785  148,633     249,608
  17          221,297        597,592  663,038    784,089   97,592  163,038     284,089
  18          240,926        603,179  677,975    822,106  103,179  177,975     322,106
  19          261,536        608,511  693,430    863,997  108,511  193,430     363,997
  20          283,177        613,541  709,378    910,125  113,541  209,378     410,126
  25          408,735        633,603  796,740  1,221,509  133,603  296,740     721,509
  30          568,983        635,847  888,095  1,718,066  135,847  388,096   1,218,066
  35          773,504        603,568  964,192  2,499,561  103,568  464,192   1,999,561

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option A Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit              Surrender Value
                             ---------------------------  ----------------------------
                                Assuming hypothetical         Assuming hypothetical
End of    Planned Premiums     gross annual return of         gross annual return of
Policy     accumulated at    ---------------------------  ----------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%         12%
-------  ------------------  -------  -------  ---------  ------  -------  -----------
   1            8,564        500,000  500,000    500,000   4,129    4,407       4,686
   2           17,556        500,000  500,000    500,000   9,759   10,641      11,558
   3           26,998        500,000  500,000    500,000  14,438   16,257      18,218
   4           36,912        500,000  500,000    500,000  19,501   22,597      26,065
   5           47,322        500,000  500,000    500,000  24,409   29,134      34,634
   6           58,252        500,000  500,000    500,000  30,215   36,970      45,136
   7           69,728        500,000  500,000    500,000  35,827   45,039      56,604
   8           81,779        500,000  500,000    500,000  41,231   53,335      69,119
   9           94,432        500,000  500,000    500,000  46,413   61,851      82,776
  10          107,717        500,000  500,000    500,000  51,354   70,578      97,675
  11          121,667        500,000  500,000    500,000  56,514   80,012     114,467
  12          136,314        500,000  500,000    500,000  61,375   89,646     132,789
  13          151,694        500,000  500,000    500,000  65,903   99,457     152,781
  14          167,843        500,000  500,000    500,000  70,051  109,413     174,596
  15          184,799        500,000  500,000    500,000  73,766  119,474     198,409
  16          202,603        500,000  500,000    500,000  76,990  129,601     224,428
  17          221,297        500,000  500,000    500,000  79,630  139,724     252,877
  18          240,926        500,000  500,000    511,594  81,660  149,838     284,004
  19          261,536        500,000  500,000    554,856  82,978  159,875     317,766
  20          283,177        500,000  500,000    600,184  83,486  169,776     354,303
  25          408,735        500,000  500,000    863,671  68,861  214,748     584,859
  30          568,983             **  500,000  1,202,900      **  238,476     908,436
  35          773,504             **  500,000  1,644,063      **  205,194   1,347,295

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: Variable Estate Protection II (Flexible Premium Variable Life
      Survivorship)
      $500,000 Total Sum Insured
      Male, Issue Age 55, Preferred Underwriting Class
      Female, Issue Age 50, Preferred Underwriting Class
      Option B Death Benefit
      Cash Value Accumulation Test
      No Guaranteed Minimum Death Benefit after tenth Policy Year
      Planned Premium: $8,156*
      Using Maximum Charges

                                    Death Benefit             Surrender Value
                             ---------------------------  --------------------------
                                Assuming hypothetical      Assuming hypothetical
End of    Planned Premiums     gross annual return of      gross annual return of
Policy     accumulated at    ---------------------------  --------------------------
 Year    5% annual interest    0%       6%        12%       0%      6%        12%
-------  ------------------  -------  -------  ---------  ------  -------  ---------
   1            8,564        504,129  504,407    504,686   4,129    4,407     4,686
   2           17,556        509,350  510,232    511,149   9,758   10,640    11,556
   3           26,998        514,434  516,252    518,212  14,434   16,252    18,212
   4           36,912        519,490  522,585    526,051  19,490   22,585    26,051
   5           47,322        524,387  529,107    534,601  24,387   29,107    34,601
   6           58,252        530,174  536,918    545,071  30,174   36,918    45,071
   7           69,728        535,756  544,946    556,483  35,756   44,946    56,483
   8           81,779        541,114  553,178    568,909  41,114   53,178    68,909
   9           94,432        546,232  561,600    582,427  46,232   61,600    82,427
  10          107,717        551,085  570,191    597,118  51,085   70,191    97,118
  11          121,667        556,123  579,431    613,601  56,123   79,431   113,601
  12          136,314        560,824  588,797    631,475  60,824   88,797   131,475
  13          151,694        565,140  598,240    650,825  65,140   98,240   150,825
  14          167,843        569,012  607,697    671,730  69,012  107,697   171,730
  15          184,799        572,374  617,088    694,266  72,374  117,088   194,266
  16          202,603        575,150  626,327    718,508  75,150  126,327   218,508
  17          221,297        577,224  635,276    744,494  77,224  135,276   244,494
  18          240,926        578,564  643,876    772,351  78,564  143,876   272,351
  19          261,536        579,045  651,972    802,122  79,045  151,972   302,122
  20          283,177        578,554  659,411    833,862  78,554  159,411   333,862
  25          408,735        556,171  679,321  1,022,850  56,171  179,321   522,850
  30          568,983             **  637,264  1,252,079      **  137,264   752,079
  35          773,504             **       **  1,490,339      **       **   990,339

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6%, or 12% over a period of years, but also fluctuate above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                                     FLEX-V2

               REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables on pages 70 to 75 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("John Hancock") Flex-V2 Product Prospectus. The tables on pages 76 to 81 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex-V2 Product Prospectus.

  The assumptions used for each revised illustrations are the same as those described on page 23 of the respective Flex-V2 Product Prospectuses, except for the following:

  . The third and fourth sentences of the first paragraph are changed to read as follows:

     "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

  .  The first sentence of the third paragraph is changed to read as follows:

       "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

John Hancock Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      300        332        364        0          0           0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347         442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814       1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297       1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096       2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611       3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275       4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043       5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823       6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629       8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499       9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431      11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382      13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397      15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249      17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119      20,108
  17         24,419      100,000   100,000    100,000    6,502     11,998     22,703    6,502     11,998      22,703
  18         26,585      100,000   100,000    100,000    6,669     12,882     25,555    6,669     12,882      25,555
  19         28,859      100,000   100,000    100,000    6,785     13,767     28,694    6,785     13,767      28,694
  20         31,247      100,000   100,000    100,000    6,843     14,647     32,150    6,843     14,647      32,150
  25         45,102      100,000   100,000    100,000    6,050     18,796     55,732    6,050     18,796      55,732
  30         62,785      100,000   100,000    115,249    2,519     21,746     96,041    2,519     21,746      96,041
  35         85,353      100,000   100,000    187,343       **     21,251    162,907       **     21,251     162,907
  40        144,227      100,000   100,000    286,230       **     32,255    272,600       **     32,255     272,600
  45        219,367      100,000   100,000    478,038       **     22,867    455,274       **     22,867     455,274

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,265      1,441      1,634      360        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,032      2,369      693        992       1,329
   5          5,222      100,000   100,000    100,000    2,183      2,636      3,167    1,008      1,461       1,992
   6          6,428      100,000   100,000    100,000    2,614      3,255      4,037    1,304      1,945       2,727
   7          7,694      100,000   100,000    100,000    3,022      3,886      4,982    1,812      2,676       3,772
   8          9,024      100,000   100,000    100,000    3,409      4,529      6,011    2,289      3,409       4,891
   9         10,420      100,000   100,000    100,000    3,771      5,183      7,130    2,841      4,253       6,200
  10         11,886      100,000   100,000    100,000    4,118      5,862      8,367    3,578      5,322       7,827
  11         13,425      100,000   100,000    100,000    4,440      6,551      9,717    3,990      6,101       9,267
  12         15,042      100,000   100,000    100,000    4,733      7,250     11,192    4,418      6,935      10,877
  13         16,739      100,000   100,000    100,000    4,997      7,959     12,805    4,817      7,779      12,625
  14         18,521      100,000   100,000    100,000    5,230      8,677     14,573    5,230      8,677      14,573
  15         20,392      100,000   100,000    100,000    5,430      9,401     16,508    5,430      9,401      16,508
  16         22,356      100,000   100,000    100,000    5,595     10,130     18,632    5,595     10,130      18,632
  17         24,419      100,000   100,000    100,000    5,718     10,859     20,961    5,718     10,859      20,961
  18         26,585      100,000   100,000    100,000    5,792     11,582     23,514    5,792     11,582      23,514
  19         28,859      100,000   100,000    100,000    5,814     12,295     26,318    5,814     12,295      26,318
  20         31,247      100,000   100,000    100,000    5,774     12,989     29,396    5,774     12,989      29,396
  25         45,102      100,000   100,000    100,000    4,417     15,949     50,235    4,417     15,949      50,235
  30         62,785      100,000   100,000    102,814      101     17,040     85,679      101     17,040      85,679
  35         85,353      100,000   100,000    167,048       **     13,351    145,259       **     13,351     145,259
  40        149,234      100,000   100,000    254,795       **     18,725    242,661       **     18,725     242,661
  45        230,765      100,000   100,000    425,248       **         **    404,998       **         **     404,998

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      300        332        364        0          0           0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347         442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814       1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297       1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096       2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611       3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275       4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043       5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823       6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629       8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499       9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431      11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382      13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397      15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249      17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119      20,108
  17         24,419      100,000   100,000    100,219    6,502     11,998     22,703    6,502     11,998      22,703
  18         26,585      100,000   100,000    101,416    6,669     12,882     25,553    6,669     12,882      25,553
  19         28,859      100,000   100,000    102,859    6,785     13,767     28,680    6,785     13,767      28,680
  20         31,247      100,000   100,000    104,578    6,843     14,647     32,111    6,843     14,647      32,111
  25         45,102      100,000   100,000    118,559    6,050     18,796     55,058    6,050     18,796      55,058
  30         62,785      100,000   100,000    146,131    2,519     21,746     92,080    2,519     21,746      92,080
  35         85,353      100,000   100,000    196,681       **     21,251    152,110       **     21,251     152,110
  40        144,227      100,000   100,000    279,545       **     31,661    252,601       **     31,661     252,601
  45        219,367      100,000   100,000    440,429       **     21,804    419,456       **     21,804     419,456

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            945      100,000   100,000    100,000      276        307        339        0          0           0
   2          1,937      100,000   100,000    100,000      778        866        959        8         96         189
   3          2,979      100,000   100,000    100,000    1,265      1,441      1,634      360        536         729
   4          4,073      100,000   100,000    100,000    1,733      2,032      2,369      693        992       1,329
   5          5,222      100,000   100,000    100,000    2,183      2,636      3,167    1,008      1,461       1,992
   6          6,428      100,000   100,000    100,000    2,614      3,255      4,037    1,304      1,945       2,727
   7          7,694      100,000   100,000    100,000    3,022      3,886      4,982    1,812      2,676       3,772
   8          9,024      100,000   100,000    100,000    3,409      4,529      6,011    2,289      3,409       4,891
   9         10,420      100,000   100,000    100,000    3,771      5,183      7,130    2,841      4,253       6,200
  10         11,886      100,000   100,000    100,000    4,118      5,862      8,367    3,578      5,322       7,827
  11         13,425      100,000   100,000    100,000    4,440      6,551      9,717    3,990      6,101       9,267
  12         15,042      100,000   100,000    100,000    4,733      7,250     11,192    4,418      6,935      10,877
  13         16,739      100,000   100,000    100,000    4,997      7,959     12,805    4,817      7,779      12,625
  14         18,521      100,000   100,000    100,000    5,230      8,677     14,573    5,230      8,677      14,573
  15         20,392      100,000   100,000    100,000    5,430      9,401     16,508    5,430      9,401      16,508
  16         22,356      100,000   100,000    100,000    5,595     10,130     18,632    5,595     10,130      18,632
  17         24,419      100,000   100,000    100,000    5,718     10,859     20,961    5,718     10,859      20,961
  18         26,585      100,000   100,000    100,000    5,792     11,582     23,514    5,792     11,582      23,514
  19         28,859      100,000   100,000    100,497    5,814     12,295     26,318    5,814     12,295      26,318
  20         31,247      100,000   100,000    101,857    5,774     12,989     29,391    5,774     12,989      29,391
  25         45,102      100,000   100,000    113,331    4,417     15,949     49,830    4,417     15,949      49,830
  30         62,785      100,000   100,000    136,599      101     17,040     82,547      101     17,040      82,547
  35         85,353      100,000   100,000    179,790       **     13,351    135,219       **     13,351     135,219
  40        149,234      100,000   100,000    250,006       **     18,477    223,063       **     18,477     223,063
  45        230,765      100,000   100,000    389,441       **         **    368,642       **         **     368,642

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured At Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1            945      100,000   100,000    100,000       300       332        364         0         0           0
   2          1,937      100,000   100,000    100,000       826       917      1,012       256       347         442
   3          2,979      100,000   100,000    100,000     1,335     1,519      1,718       630       814       1,013
   4          4,073      100,000   100,000    100,000     1,827     2,137      2,488       987     1,297       1,648
   5          5,222      100,000   100,000    100,000     2,300     2,771      3,325     1,625     2,096       2,650
   6          6,428      100,000   100,000    100,000     2,753     3,421      4,237     1,943     2,611       3,427
   7          7,694      100,000   100,000    100,000     3,183     4,085      5,229     2,373     3,275       4,419
   8          9,024      100,000   100,000    100,000     3,592     4,763      6,309     2,872     4,043       5,589
   9         10,420      100,000   100,000    100,000     3,976     5,453      7,485     3,346     4,823       6,855
  10         11,886      100,000   100,000    100,000     4,346     6,169      8,787     3,806     5,629       8,247
  11         13,425      100,000   100,000    100,000     4,736     6,949     10,261     4,286     6,499       9,811
  12         15,042      100,000   100,000    100,000     5,101     7,746     11,878     4,786     7,431      11,563
  13         16,739      100,000   100,000    100,000     5,440     8,562     13,653     5,260     8,382      13,473
  14         18,521      100,000   100,000    100,000     5,753     9,397     15,603     5,753     9,397      15,603
  15         20,392      100,000   100,000    100,000     6,036    10,249     17,747     6,036    10,249      17,747
  16         22,356      100,000   100,000    100,000     6,288    11,119     20,108     6,288    11,119      20,108
  17         24,419      100,000   100,000    100,000     6,502    11,998     22,703     6,502    11,998      22,703
  18         26,585      100,000   100,000    100,000     6,669    12,882     25,555     6,669    12,882      25,555
  19         28,859      100,000   100,000    100,000     6,785    13,767     28,694     6,785    13,767      28,694
  20         31,247      100,000   100,000    100,000     6,843    14,647     32,150     6,843    14,647      32,150
  25         45,102      100,000   100,000    108,146     6,050    18,796     55,657     6,050    18,796      55,657
  30         62,785      100,000   100,000    157,936     2,519    21,746     92,794     2,519    21,746      92,794
  35         85,353      100,000   100,000    225,947         0    21,251    149,278         0    21,251     149,278
  40        144,227      100,000   100,000    319,814    15,130    32,255    233,645    15,130    32,255     233,645
  45        219,367      100,000   100,000    450,921    29,412    47,795    357,137    29,412    47,795     357,137

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

John Hancock Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                               Death Benefit(3)               Account Value(3)              Surrender Value(3)
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year     Per Year(2)    0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000   100,000    100,000       276       307        339         0         0            0
   2          1,937      100,000   100,000    100,000       778       866        959         8        96          189
   3          2,979      100,000   100,000    100,000     1,265     1,441      1,634       360       536          729
   4          4,073      100,000   100,000    100,000     1,733     2,032      2,369       693       992        1,329
   5          5,222      100,000   100,000    100,000     2,183     2,636      3,167     1,008     1,461        1,992
   6          6,428      100,000   100,000    100,000     2,614     3,255      4,037     1,304     1,945        2,727
   7          7,694      100,000   100,000    100,000     3,022     3,886      4,982     1,812     2,676        3,772
   8          9,024      100,000   100,000    100,000     3,409     4,529      6,011     2,289     3,409        4,891
   9         10,420      100,000   100,000    100,000     3,771     5,183      7,130     2,841     4,253        6,200
  10         11,886      100,000   100,000    100,000     4,118     5,862      8,367     3,578     5,322        7,827
  11         13,425      100,000   100,000    100,000     4,440     6,551      9,717     3,990     6,101        9,267
  12         15,042      100,000   100,000    100,000     4,733     7,250     11,192     4,418     6,935       10,877
  13         16,739      100,000   100,000    100,000     4,997     7,959     12,805     4,817     7,779       12,625
  14         18,521      100,000   100,000    100,000     5,230     8,677     14,573     5,230     8,677       14,573
  15         20,392      100,000   100,000    100,000     5,430     9,401     16,508     5,430     9,401       16,508
  16         22,356      100,000   100,000    100,000     5,595    10,130     18,632     5,595    10,130       18,632
  17         24,419      100,000   100,000    100,000     5,718    10,859     20,961     5,718    10,859       20,961
  18         26,585      100,000   100,000    100,000     5,792    11,582     23,514     5,792    11,582       23,514
  19         28,859      100,000   100,000    100,000     5,814    12,295     26,318     5,814    12,295       26,318
  20         31,247      100,000   100,000    100,000     5,774    12,989     29,396     5,774    12,989       29,396
  25         45,102      100,000   100,000    100,000     4,417    15,949     50,235     4,417    15,949       50,235
  30         62,785      100,000   100,000    142,161       101    17,040     83,526       101    17,040       83,526
  35         85,353      100,000   100,000    202,639         0    13,351    133,879         0    13,351      133,879
  40        149,234      100,000   100,000    284,575     6,780    26,438    207,901     6,780    26,438      207,901
  45        230,765      100,000   100,000    397,331    12,090    44,248    314,693    12,090    44,248      314,693

_________
(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $6,927 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $6,927 at 6% and $0 at 12%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000   100,000    100,000      300        332        364        0          0            0
   2          1,937      100,000   100,000    100,000      826        917      1,012      256        347          442
   3          2,979      100,000   100,000    100,000    1,335      1,519      1,718      630        814        1,013
   4          4,073      100,000   100,000    100,000    1,827      2,137      2,488      987      1,297        1,648
   5          5,222      100,000   100,000    100,000    2,300      2,771      3,325    1,625      2,096        2,650
   6          6,428      100,000   100,000    100,000    2,753      3,421      4,237    1,943      2,611        3,427
   7          7,694      100,000   100,000    100,000    3,183      4,085      5,229    2,373      3,275        4,419
   8          9,024      100,000   100,000    100,000    3,592      4,763      6,309    2,872      4,043        5,589
   9         10,420      100,000   100,000    100,000    3,976      5,453      7,485    3,346      4,823        6,855
  10         11,886      100,000   100,000    100,000    4,346      6,169      8,787    3,806      5,629        8,247
  11         13,425      100,000   100,000    100,000    4,736      6,949     10,261    4,286      6,499        9,811
  12         15,042      100,000   100,000    100,000    5,101      7,746     11,878    4,786      7,431       11,563
  13         16,739      100,000   100,000    100,000    5,440      8,562     13,653    5,260      8,382       13,473
  14         18,521      100,000   100,000    100,000    5,753      9,397     15,603    5,753      9,397       15,603
  15         20,392      100,000   100,000    100,000    6,036     10,249     17,747    6,036     10,249       17,747
  16         22,356      100,000   100,000    100,000    6,288     11,119     20,108    6,288     11,119       20,108
  17         24,419      100,000   100,000    100,000    6,502     11,998     22,703    6,502     11,998       22,703
  18         26,585      100,000   100,000    100,000    6,669     12,882     25,555    6,669     12,882       25,555
  19         28,859      100,000   100,000    100,000    6,785     13,767     28,694    6,785     13,767       28,694
  20         31,247      100,000   100,000    100,000    6,843     14,647     32,150    6,843     14,647       32,150
  25         45,102      100,000   100,000    100,000    6,050     18,796     55,732    6,050     18,796       55,732
  30         62,785      100,000   100,000    115,249    2,519     21,746     96,041    2,519     21,746       96,041
  35         85,353      100,000   100,000    187,343       **     21,251    162,907       **     21,251      162,907
  40        144,227      100,000   100,000    286,230       **     32,255    272,600       **     32,255      272,600
  45        219,367      100,000   100,000    478,038       **     22,867    455,274       **     22,867      455,274


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 1: Level Death Benefit
Illustration assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)


                                 Death Benefit                   Account Value                 Surrender Value
                         ------------------------------  -----------------------------  ------------------------------
            Premiums      Assuming Hypothetical Gross     Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -----------------------------  ------------------------------
 Year     Per Year (2)   0% Gross  6% Gross   12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  ---------  ---------  --------  --------  ---------  --------  --------  ----------
   1            945      100,000    100,000    100,000      276        307        339        0          0            0
   2          1,937      100,000    100,000    100,000      778        866        959        8         96          189
   3          2,979      100,000    100,000    100,000    1,265      1,441      1,634      360        536          729
   4          4,073      100,000    100,000    100,000    1,733      2,032      2,369      693        992        1,329
   5          5,222      100,000    100,000    100,000    2,183      2,636      3,167    1,008      1,461        1,992
   6          6,428      100,000    100,000    100,000    2,614      3,255      4,037    1,304      1,945        2,727
   7          7,694      100,000    100,000    100,000    3,022      3,886      4,982    1,812      2,676        3,772
   8          9,024      100,000    100,000    100,000    3,409      4,529      6,011    2,289      3,409        4,891
   9         10,420      100,000    100,000    100,000    3,771      5,183      7,130    2,841      4,253        6,200
  10         11,886      100,000    100,000    100,000    4,110      5,849      8,349    3,570      5,309        7,809
  11         13,425      100,000    100,000    100,000    4,421      6,524      9,677    3,971      6,074        9,227
  12         15,042      100,000    100,000    100,000    4,704      7,205     11,122    4,389      6,890       10,807
  13         16,739      100,000    100,000    100,000    4,956      7,893     12,698    4,776      7,713       12,518
  14         18,521      100,000    100,000    100,000    5,177      8,586     14,418    5,177      8,586       14,418
  15         20,392      100,000    100,000    100,000    5,363      9,282     16,295    5,363      9,282       16,295
  16         22,356      100,000    100,000    100,000    5,513      9,978     18,346    5,513      9,978       18,346
  17         24,419      100,000    100,000    100,000    5,620     10,669     20,585    5,620     10,669       20,585
  18         26,585      100,000    100,000    100,000    5,678     11,348     23,030    5,678     11,348       23,030
  19         28,859      100,000    100,000    100,000    5,683     12,012     25,703    5,683     12,012       25,703
  20         31,247      100,000    100,000    100,000    5,625     12,650     28,623    5,625     12,650       28,623
  25         45,102      100,000    100,000    100,000    4,178     15,223     48,054    4,178     15,223       48,054
  30         62,785      100,000    100,000    100,000       **     15,677     80,138       **     15,677       80,138
  35         85,353      100,000    100,000    153,520       **     11,013    133,496       **     11,013      133,496
  40        150,714      100,000    100,000    229,935       **     14,692    218,986       **     14,692      218,986
  45        234,133      100,000    100,000    376,717       **         **    358,778       **         **      358,778


(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                   Death Benefit                    Account Value                   Surrender Value
                           -----------------------------    -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    -----------------------------    ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ---------    --------  --------  ----------
   1            945        100,000   100,000    100,000        300        332        364          0          0           0
   2          1,937        100,000   100,000    100,000        826        917      1,012        256        347         442
   3          2,979        100,000   100,000    100,000      1,335      1,519      1,718        630        814       1,013
   4          4,073        100,000   100,000    100,000      1,827      2,137      2,488        987      1,297       1,648
   5          5,222        100,000   100,000    100,000      2,300      2,771      3,325      1,625      2,096       2,650
   6          6,428        100,000   100,000    100,000      2,753      3,421      4,237      1,943      2,611       3,427
   7          7,694        100,000   100,000    100,000      3,183      4,085      5,229      2,373      3,275       4,419
   8          9,024        100,000   100,000    100,000      3,592      4,763      6,309      2,872      4,043       5,589
   9         10,420        100,000   100,000    100,000      3,976      5,453      7,485      3,346      4,823       6,855
  10         11,886        100,000   100,000    100,000      4,346      6,169      8,787      3,806      5,629       8,247
  11         13,425        100,000   100,000    100,000      4,736      6,949     10,261      4,286      6,499       9,811
  12         15,042        100,000   100,000    100,000      5,101      7,746     11,878      4,786      7,431      11,563
  13         16,739        100,000   100,000    100,000      5,440      8,562     13,653      5,260      8,382      13,473
  14         18,521        100,000   100,000    100,000      5,753      9,397     15,603      5,753      9,397      15,603
  15         20,392        100,000   100,000    100,000      6,036     10,249     17,747      6,036     10,249      17,747
  16         22,356        100,000   100,000    100,000      6,288     11,119     20,108      6,288     11,119      20,108
  17         24,419        100,000   100,000    100,219      6,502     11,998     22,703      6,502     11,998      22,703
  18         26,585        100,000   100,000    101,416      6,669     12,882     25,553      6,669     12,882      25,553
  19         28,859        100,000   100,000    102,859      6,785     13,767     28,680      6,785     13,767      28,680
  20         31,247        100,000   100,000    104,578      6,843     14,647     32,111      6,843     14,647      32,111
  25         45,102        100,000   100,000    118,559      6,050     18,796     55,058      6,050     18,796      55,058
  30         62,785        100,000   100,000    146,131      2,519     21,746     92,080      2,519     21,746      92,080
  35         85,353        100,000   100,000    196,681         **     21,251    152,110         **     21,251     152,110
  40        144,227        100,000   100,000    279,545         **     31,661    252,601         **     31,661     252,601
  45        219,367        100,000   100,000    440,429         **     21,804    419,456         **     21,804     419,456

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximum required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 2: Variable Death Benefit
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                  Death Benefit                   Account Value                  Surrender Value
                          -----------------------------   -----------------------------   -----------------------------
            Premiums       Assuming Hypothetical Gross     Assuming Hypothetical Gross     Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:    Annual Investment Return of:
Policy   At 5% Interest   -----------------------------   -----------------------------   -----------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------   --------  --------  ---------   --------  --------  -----------
   1            945       100,000   100,000    100,000       276        307        339         0          0           0
   2          1,937       100,000   100,000    100,000       778        866        959         8         96         189
   3          2,979       100,000   100,000    100,000     1,265      1,441      1,634       360        536         729
   4          4,073       100,000   100,000    100,000     1,733      2,032      2,369       693        992       1,329
   5          5,222       100,000   100,000    100,000     2,183      2,636      3,167     1,008      1,461       1,992
   6          6,428       100,000   100,000    100,000     2,614      3,255      4,037     1,304      1,945       2,727
   7          7,694       100,000   100,000    100,000     3,022      3,886      4,982     1,812      2,676       3,772
   8          9,024       100,000   100,000    100,000     3,409      4,529      6,011     2,289      3,409       4,891
   9         10,420       100,000   100,000    100,000     3,771      5,183      7,130     2,841      4,253       6,200
  10         11,886       100,000   100,000    100,000     4,110      5,849      8,349     3,570      5,309       7,809
  11         13,425       100,000   100,000    100,000     4,421      6,524      9,677     3,971      6,074       9,227
  12         15,042       100,000   100,000    100,000     4,704      7,205     11,122     4,389      6,890      10,807
  13         16,739       100,000   100,000    100,000     4,956      7,893     12,698     4,776      7,713      12,518
  14         18,521       100,000   100,000    100,000     5,177      8,586     14,418     5,177      8,586      14,418
  15         20,392       100,000   100,000    100,000     5,363      9,282     16,295     5,363      9,282      16,295
  16         22,356       100,000   100,000    100,000     5,513      9,978     18,346     5,513      9,978      18,346
  17         24,419       100,000   100,000    100,000     5,620     10,669     20,585     5,620     10,669      20,585
  18         26,585       100,000   100,000    100,000     5,678     11,348     23,030     5,678     11,348      23,030
  19         28,859       100,000   100,000    100,000     5,683     12,012     25,703     5,683     12,012      25,703
  20         31,247       100,000   100,000    101,087     5,625     12,650     28,621     5,625     12,650      28,621
  25         45,102       100,000   100,000    111,243     4,178     15,223     47,742     4,178     15,223      47,742
  30         62,785       100,000   100,000    131,585        **     15,677     77,533        **     15,677      77,533
  35         85,353       100,000   100,000    168,813        **     11,013    124,242        **     11,013     124,242
  40        150,714       100,000   100,000    227,467        **     14,533    200,524        **     14,533     200,524
  45        234,133       100,000   100,000    344,942        **         **    324,143        **         **     324,143

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration Assumes Current Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                   Death Benefit                   Account Value                  Surrender Value
                           -----------------------------   -----------------------------   ------------------------------
            Premiums        Assuming Hypothetical Gross     Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:    Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest    -----------------------------   -----------------------------   ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------   --------  --------  ---------   --------  --------  ----------
   1            945        100,000   100,000    100,000        300       332        364          0         0           0
   2          1,937        100,000   100,000    100,000        826       917      1,012        256       347         442
   3          2,979        100,000   100,000    100,000      1,335     1,519      1,718        630       814       1,013
   4          4,073        100,000   100,000    100,000      1,827     2,137      2,488        987     1,297       1,648
   5          5,222        100,000   100,000    100,000      2,300     2,771      3,325      1,625     2,096       2,650
   6          6,428        100,000   100,000    100,000      2,753     3,421      4,237      1,943     2,611       3,427
   7          7,694        100,000   100,000    100,000      3,183     4,085      5,229      2,373     3,275       4,419
   8          9,024        100,000   100,000    100,000      3,592     4,763      6,309      2,872     4,043       5,589
   9         10,420        100,000   100,000    100,000      3,976     5,453      7,485      3,346     4,823       6,855
  10         11,886        100,000   100,000    100,000      4,346     6,169      8,787      3,806     5,629       8,247
  11         13,425        100,000   100,000    100,000      4,736     6,949     10,261      4,286     6,499       9,811
  12         15,042        100,000   100,000    100,000      5,101     7,746     11,878      4,786     7,431      11,563
  13         16,739        100,000   100,000    100,000      5,440     8,562     13,653      5,260     8,382      13,473
  14         18,521        100,000   100,000    100,000      5,753     9,397     15,603      5,753     9,397      15,603
  15         20,392        100,000   100,000    100,000      6,036    10,249     17,747      6,036    10,249      17,747
  16         22,356        100,000   100,000    100,000      6,288    11,119     20,108      6,288    11,119      20,108
  17         24,419        100,000   100,000    100,000      6,502    11,998     22,703      6,502    11,998      22,703
  18         26,585        100,000   100,000    100,000      6,669    12,882     25,555      6,669    12,882      25,555
  19         28,859        100,000   100,000    100,000      6,785    13,767     28,694      6,785    13,767      28,694
  20         31,247        100,000   100,000    100,000      6,843    14,647     32,150      6,843    14,647      32,150
  25         45,102        100,000   100,000    108,146      6,050    18,796     55,657      6,050    18,796      55,657
  30         62,785        100,000   100,000    157,936      2,519    21,746     92,794      2,519    21,746      92,794
  35         85,353        100,000   100,000    225,947          0    21,251    149,278          0    21,251     149,278
  40        144,227        100,000   100,000    319,814     15,130    32,255    233,645     15,130    32,255     233,645
  45        219,367        100,000   100,000    450,921     29,412    47,795    357,137     29,412    47,795     357,137

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $5,751 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $5,751 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

JHVLICO Flex-V2

Death Benefit Option 3: Level Death Benefit with Greater Funding
Illustration Assumes Maximum Charges

Male, Issue Age 35, Standard Nonsmoker Underwriting Risk
Sum Insured at Issue (Guaranteed Death Benefit): $100,000
$900 Base Policy Premium (1)

                                  Death Benefit                   Account Value                  Surrender Value
                          -----------------------------   -----------------------------   ------------------------------
            Premiums       Assuming Hypothetical Gross     Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:    Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest   -----------------------------   -----------------------------   ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross   0% Gross  6% Gross  12% Gross   0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------   --------  --------  ---------   --------  --------  ----------
   1            945       100,000   100,000    100,000        276       307        339          0         0           0
   2          1,937       100,000   100,000    100,000        778       866        959          8        96         189
   3          2,979       100,000   100,000    100,000      1,265     1,441      1,634        360       536         729
   4          4,073       100,000   100,000    100,000      1,733     2,032      2,369        693       992       1,329
   5          5,222       100,000   100,000    100,000      2,183     2,636      3,167      1,008     1,461       1,992
   6          6,428       100,000   100,000    100,000      2,614     3,255      4,037      1,304     1,945       2,727
   7          7,694       100,000   100,000    100,000      3,022     3,886      4,982      1,812     2,676       3,772
   8          9,024       100,000   100,000    100,000      3,409     4,529      6,011      2,289     3,409       4,891
   9         10,420       100,000   100,000    100,000      3,771     5,183      7,130      2,841     4,253       6,200
  10         11,886       100,000   100,000    100,000      4,110     5,849      8,349      3,570     5,309       7,809
  11         13,425       100,000   100,000    100,000      4,421     6,524      9,677      3,971     6,074       9,227
  12         15,042       100,000   100,000    100,000      4,704     7,205     11,122      4,389     6,890      10,807
  13         16,739       100,000   100,000    100,000      4,956     7,893     12,698      4,776     7,713      12,518
  14         18,521       100,000   100,000    100,000      5,177     8,586     14,418      5,177     8,586      14,418
  15         20,392       100,000   100,000    100,000      5,363     9,282     16,295      5,363     9,282      16,295
  16         22,356       100,000   100,000    100,000      5,513     9,978     18,346      5,513     9,978      18,346
  17         24,419       100,000   100,000    100,000      5,620    10,669     20,585      5,620    10,669      20,585
  18         26,585       100,000   100,000    100,000      5,678    11,348     23,030      5,678    11,348      23,030
  19         28,859       100,000   100,000    100,000      5,683    12,012     25,703      5,683    12,012      25,703
  20         31,247       100,000   100,000    100,000      5,625    12,650     28,623      5,625    12,650      28,623
  25         45,102       100,000   100,000    100,000      4,178    15,223     48,054      4,178    15,223      48,054
  30         62,785       100,000   100,000    133,765          0    15,677     78,593          0    15,677      78,593
  35         85,353       100,000   100,000    187,349          0    11,013    123,777          0    11,013     123,777
  40        150,714       100,000   100,000    258,371      6,457    23,472    188,757      6,457    23,472     188,757
  45        234,133       100,000   100,000    354,195     11,305    39,526    280,528     11,305    39,526     280,528

(1) Assumes annual premium payments of $900 per year until the premium recalculation at age 70 and annual recalculated premium amounts thereafter. If premiums are paid more frequently than annually, the above values shown would be affected.
(2) Assumes payment of recalculated annual premium amounts of $7,184 after age
    70. As indicated in note (3) below, the actual recalculated premium may be lower or higher than this amount.
(3) Assumes payment of recalculated premiums after age 70 in annual amounts of $8,404 at 0%, $7,184 at 6% and $0 at 12%, subject to any maximums required to maintain the Policy's status for federal income tax purposes.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The Death Benefit, Account Value and Surrender Value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any Period of time. In fact, for any given period of time, the investment results could be negative.

                    [This page is intentionally left blank.]

                                     FLEX-V1

                REVISED ILLUSTRATION OF DEATH BENEFITS, ACCOUNT
               VALUES, SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables on pages 84 to 91 of this Supplement replace the illustration in the John Hancock Life Insurance Company ("JOHN HANCOCK") Flex-V1 Product Prospectus. The tables on pages 92 TO 99 of this Supplement replace the illustration in the John Hancock Variable Life Insurance Company ("JHVLICO") Flex-V1 Product Prospectus.

     The assumptions used for each revised illustration are the same as those described on page 24 of the respective Flex-V1 Product Prospectuses, except for the following:

     . The third and fourth sentences of the first paragraph are changed to read as follows:

          "The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% (i.e., before any fees or expenses deducted from Series Fund assets). After the deduction of average fees and expenses at the Series Fund level (as described below) the corresponding net annual rates of return would be -0.76%, 5.20% and 11.15%."

     . The first sentence of the third paragraph is changed to read as follows:

            "With respect to fees and expenses deducted from assets of the Series Funds, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.65%, and
          (2) an assumed average asset charge for all other operating expenses of the Series Funds equivalent to an effective annual rate of 0.11%."

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured At Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Current Charges


                                              Death Benefit                                 Surrender Value
                                      ----------------------------------          ------------------------------------
                 Premiums                 Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest          ----------------------------------          ------------------------------------
 Year          Per Year(2)            0% Gross     6% Gross    12% Gross          0% Gross      6% Gross     12% Gross
-------       --------------          --------     --------    ---------          --------      --------    ----------
   1               1,169              100,000      100,000       100,000              364           414            464
   2               2,396              100,000      100,000       100,000            1,011         1,154          1,305
   3               3,684              100,000      100,000       100,000            1,652         1,934          2,241
   4               5,037              100,000      100,000       100,000            2,287         2,753          3,281
   5               6,458              100,000      100,000       100,000            2,912         3,614          4,439
   6               7,949              100,000      100,000       100,000            3,561         4,553          5,765
   7               9,515              100,000      100,000       100,000            4,269         5,607          7,307
   8              11,160              100,000      100,000       100,000            5,027         6,769          9,072
   9              12,886              100,000      100,000       100,000            5,840         8,047         11,081
  10              14,699              100,000      100,000       100,000            6,638         9,371         13,284
  11              16,603              100,000      100,000       100,000            7,417        10,741         15,697
  12              18,602              100,000      100,000       100,000            8,178        12,161         18,344
  13              20,700              100,000      100,000       100,000            8,786        13,495         21,115
  14              22,904              100,000      100,000       100,000            9,370        14,877         24,168
  15              25,218              100,000      100,000       100,000            9,930        16,308         27,535
  16              27,647              100,000      100,000       102,007           10,464        17,791         31,244
  17              30,198              100,000      100,000       111,646           10,970        19,324         35,305
  18              32,877              100,000      100,000       121,777           11,446        20,909         39,749
  19              35,689              100,000      100,000       132,443           11,892        22,549         44,610
  20              38,643              100,000      100,000       143,677           12,305        24,245         49,924
  25              55,776              100,000      100,000       209,823           13,835        33,654         84,852
  30              77,644              100,000      100,000       297,125           14,189        44,826        138,766
  35             105,553              100,000      108,286       413,388           12,640        57,783        220,591
  40             141,173              100,000      119,728       569,100            8,079        72,195        343,162
  45             186,634              100,000      130,350       777,418               **        87,601        522,458
  50             244,655              100,000      140,365     1,056,808               **       103,621        780,163
  55             318,706              100,000      149,968     1,432,176               **       119,401      1,140,268

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured At Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule At Issue--Modified
      $708 Initial Basic Premium At Issue (1)
      Using Current Charges

                                             Death Benefit                                   Surrender Value
                                     -------------------------------------       --------------------------------------
                  Premiums                 Assuming Hypothetical Gross                 Assuming Hypothetical Gross
End of          Accumulated                Annual Investment Return of                 Annual Investment Return of
Policy         At 5% Interest        -------------------------------------       --------------------------------------
 Year           Per Year(2)          0% Gross      6% Gross      12% Gross       0% Gross      6% Gross      12% Gross
-------        --------------        --------      --------      ---------       --------      --------     -----------
   1                  743            100,000       100,000        100,000              0            22             50
   2                1,524            100,000       100,000        100,000            275           351            431
   3                2,344            100,000       100,000        100,000            555           700            859
   4                3,204            100,000       100,000        100,000            832         1,069          1,338
   5                4,108            100,000       100,000        100,000          1,104         1,457          1,874
   6                5,057            100,000       100,000        100,000          1,405         1,902          2,512
   7                6,053            100,000       100,000        100,000          1,767         2,437          3,292
   8                7,099            100,000       100,000        100,000          2,185         3,056          4,213
   9                8,197            100,000       100,000        100,000          2,660         3,765          5,289
  10                9,350            100,000       100,000        100,000          3,124         4,493          6,456
  11               10,561            100,000       100,000        100,000          3,573         5,237          7,723
  12               11,833            100,000       100,000        100,000          4,008         6,000          9,101
  13               13,168            100,000       100,000        100,000          4,291         6,645         10,464
  14               14,570            100,000       100,000        100,000          4,554         7,304         11,956
  15               16,042            100,000       100,000        100,000          4,796         7,976         13,590
  16               17,587            100,000       100,000        100,000          5,014         8,660         15,381
  17               19,210            100,000       100,000        100,000          5,205         9,352         17,343
  18               20,914            100,000       100,000        100,000          5,368        10,054         19,493
  19               22,703            100,000       100,000        100,000          5,502        10,762         21,853
  20               24,581            100,000       100,000        100,000          5,604        11,476         24,443
  25               35,480            100,000       100,000        103,489          5,579        15,088         41,851
  30               49,391            100,000       100,000        148,032          4,320        18,483         69,135
  35               67,144            100,000       100,000        207,188            958        20,870        110,559
  40               89,803            100,000       100,000        286,281              0        20,982        172,625
  45              118,721            100,000       100,000        391,990              0        15,616        263,434
  50              181,690            100,000       100,000        530,351         12,603        24,400        391,519
  55              281,674            100,000       100,000        714,336         26,761        49,041        568,739

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973.00 for a hypothetical gross investment return of 0%, $8,658 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--level
      $1,954 Basic Premium (1)
      Using Current Charges


                                                     Death Benefit                                 Surrender Value
                                         --------------------------------------        -------------------------------------
                     Premiums                  Assuming Hypothetical Gross                   Assuming Hypothetical Gross
End of             Accumulated                 Annual Investment Return of                   Annual Investment Return of
Policy            At 5% Interest         --------------------------------------        -------------------------------------
 Year              Per Year(2)           0% Gross       6% Gross      12% Gross        0% Gross      6% Gross     12% Gross
-------           --------------         --------       --------      ---------        --------      --------    -----------
   1                   2,052             100,000        100,000        100,000           1,053         1,150         1,247
   2                   4,206             100,000        100,000        100,000           2,364         2,648         2,944
   3                   6,468             100,000        100,000        100,000           3,645         4,210         4,823
   4                   8,843             100,000        100,000        100,000           4,896         5,838         6,902
   5                  11,337             100,000        100,000        100,000           6,119         7,540         9,208
   6                  13,955             100,000        100,000        100,000           7,366         9,373        11,822
   7                  16,705             100,000        100,000        100,000           8,715        11,417        14,849
   8                  19,592             100,000        100,000        100,000          10,144        13,654        18,296
   9                  22,623             100,000        100,000        100,000          11,664        16,101        22,210
  10                  25,806             100,000        100,000        100,000          13,137        18,622        26,490
  11                  29,148             100,000        100,000        100,000          14,563        21,221        31,177
  12                  32,657             100,000        100,000        100,000          15,954        23,916        36,329
  13                  36,342             100,000        100,000        100,000          17,053        26,454        41,746
  14                  40,211             100,000        100,000        105,067          18,109        29,090        47,716
  15                  44,273             100,000        100,000        116,165          19,111        31,822        54,252
  16                  48,538             100,000        100,000        127,916          20,062        34,657        61,407
  17                  53,017             100,000        100,000        140,361          20,953        37,595        69,229
  18                  57,719             100,000        100,000        153,554          21,784        40,646        77,781
  19                  62,657             100,000        100,000        167,532          22,547        43,813        87,120
  20                  67,841             100,000        100,000        182,381          23,244        47,106        97,322
  25                  97,922             100,000        108,793        272,212          25,580        65,601       164,141
  30                 136,313             100,000        128,921        395,088          24,691        86,641       265,516
  35                 185,310             100,000        149,609        567,387          19,221       110,445       418,860
  40                 247,845             100,000        171,967        814,045           4,752       136,917       648,125

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Current Charges


                                                  Death Benefit                            Surrender Value
                                      -------------------------------------      -------------------------------------
                  Premiums                  Assuming Hypothetical Gross               Assuming Hypothetical Gross
End of          Accumulated                 Annual Investment Return of               Annual Investment Return of
Policy         At 5% Interest         -------------------------------------      -------------------------------------
 Year           Per Year(2)           0% Gross      6% Gross      12% Gross      0% Gross     6% Gross      12% Gross
-------        --------------         --------      --------      ---------      --------     --------     -----------
   1                1,370             100,000       100,000        100,000           460          521            583
   2                2,809             100,000       100,000        100,000         1,184        1,360          1,545
   3                4,320             100,000       100,000        100,000         1,885        2,232          2,609
   4                5,906             100,000       100,000        100,000         2,563        3,137          3,786
   5                7,571             100,000       100,000        100,000         3,219        4,080          5,093
   6                9,320             100,000       100,000        100,000         3,905        5,117          6,600
   7               11,157             100,000       100,000        100,000         4,698        6,326          8,400
   8               13,085             100,000       100,000        100,000         5,575        7,686         10,485
   9               15,109             100,000       100,000        100,000         6,549        9,212         12,888
  10               17,235             100,000       100,000        100,000         7,478       10,762         15,487
  11               19,467             100,000       100,000        100,000         8,363       12,340         18,307
  12               21,810             100,000       100,000        100,000         9,217       13,959         21,384
  13               24,271             100,000       100,000        100,000         9,781       15,364         24,490
  14               26,855             100,000       100,000        100,000        10,303       16,804         27,905
  15               29,568             100,000       100,000        100,000        10,771       18,270         31,656
  16               32,417             100,000       100,000        100,000        11,188       19,768         35,787
  17               35,408             100,000       100,000        100,000        11,541       21,287         40,334
  18               38,548             100,000       100,000        100,000        11,832       22,832         45,350
  19               41,846             100,000       100,000        100,000        12,049       24,396         50,890
  20               45,309             100,000       100,000        106,775        12,193       25,981         56,977
  25               65,398             100,000       100,000        160,624        11,606       34,198         96,855
  30               91,038             100,000       100,000        234,168         7,103       42,082        157,371
  35              133,000             100,000       100,000        330,968        20,409       58,444        244,329
  40              193,510             100,000       108,350        466,016        45,577       86,266        371,032

_________
(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,488 for a hypothetical gross investment return of 0%, $4,148 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Maximum Charges


                                                  Death Benefit                              Surrender Value
                                     --------------------------------------        -----------------------------------
                 Premiums                  Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                 Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest         --------------------------------------        ------------------------------------
 Year          Per Year(2)           0% Gross       6% Gross      12% Gross        0% Gross     6% Gross      12% Gross
-------       --------------         --------       --------      ---------        --------     --------     ----------
   1               1,169             100,000        100,000         100,000            340          389             439
   2               2,396             100,000        100,000         100,000            963        1,104           1,251
   3               3,684             100,000        100,000         100,000          1,582        1,857           2,156
   4               5,037             100,000        100,000         100,000          2,193        2,648           3,162
   5               6,458             100,000        100,000         100,000          2,795        3,479           4,283
   6               7,949             100,000        100,000         100,000          3,423        4,387           5,567
   7               9,515             100,000        100,000         100,000          4,108        5,408           7,061
   8              11,160             100,000        100,000         100,000          4,844        6,536           8,775
   9              12,886             100,000        100,000         100,000          5,635        7,778          10,727
  10              14,699             100,000        100,000         100,000          6,411        9,065          12,866
  11              16,603             100,000        100,000         100,000          7,169       10,396          15,209
  12              18,602             100,000        100,000         100,000          7,909       11,773          17,778
  13              20,700             100,000        100,000         100,000          8,492       13,061          20,459
  14              22,904             100,000        100,000         100,000          9,052       14,394          23,414
  15              25,218             100,000        100,000         100,000          9,588       15,775          26,671
  16              27,647             100,000        100,000         100,000         10,097       17,201          30,260
  17              30,198             100,000        100,000         108,142         10,578       18,676          34,197
  18              32,877             100,000        100,000         117,961         11,029       20,200          38,504
  19              35,689             100,000        100,000         128,296         11,448       21,775          43,213
  20              38,643             100,000        100,000         139,183         11,836       23,402          48,363
  25              55,776             100,000        100,000         203,215         13,229       32,399          82,180
  30              77,644             100,000        100,000         287,593         13,421       43,007         134,314
  35             105,553             100,000        103,793         399,771         11,661       55,386         213,325
  40             141,173             100,000        114,746         549,685          6,786       69,191         331,455
  45             186,634             100,000        124,999         750,654             **       84,005         504,472
  50             244,655             100,000        134,712       1,020,508             **       99,448         753,365
  55             318,706             100,000        144,024       1,383,056             **      114,668       1,101,159

_________
(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium At Issue (1)
      Using Maximum Charges


                                                 Death Benefit                              Surrender Value
                                     -------------------------------------       ---------------------------------------
                 Premiums                  Assuming Hypothetical Gross                  Assuming Hypothetical Gross
End of         Accumulated                 Annual Investment Return of                  Annual Investment Return of
Policy        At 5% Interest         -------------------------------------       ---------------------------------------
 Year          Per Year(2)           0% Gross      6% Gross      12% Gross       0% Gross      6% Gross       12% Gross
-------       --------------         --------      --------      ---------       --------      --------      -----------
   1                 743             100,000       100,000        100,000              0             0              25
   2               1,524             100,000       100,000        100,000            227           301             378
   3               2,344             100,000       100,000        100,000            484           623             775
   4               3,204             100,000       100,000        100,000            738           963           1,219
   5               4,108             100,000       100,000        100,000            988         1,322           1,717
   6               5,057             100,000       100,000        100,000          1,266         1,735           2,313
   7               6,053             100,000       100,000        100,000          1,606         2,238           3,046
   8               7,099             100,000       100,000        100,000          2,001         2,824           3,916
   9               8,197             100,000       100,000        100,000          2,456         3,496           4,934
  10               9,350             100,000       100,000        100,000          2,898         4,187           6,039
  11              10,561             100,000       100,000        100,000          3,325         4,892           7,235
  12              11,833             100,000       100,000        100,000          3,738         5,613           8,534
  13              13,168             100,000       100,000        100,000          3,997         6,211           9,807
  14              14,570             100,000       100,000        100,000          4,236         6,821          11,200
  15              16,042             100,000       100,000        100,000          4,454         7,441          12,724
  16              17,587             100,000       100,000        100,000          4,646         8,069          14,391
  17              19,210             100,000       100,000        100,000          4,811         8,702          16,215
  18              20,914             100,000       100,000        100,000          4,949         9,341          18,212
  19              22,703             100,000       100,000        100,000          5,056         9,983          20,400
  20              24,581             100,000       100,000        100,000          5,133        10,628          22,801
  25              35,480             100,000       100,000        100,000          4,967        13,818          38,891
  30              49,391             100,000       100,000        137,674          3,539        16,626          64,297
  35              67,144             100,000       100,000        192,683              0        18,157         102,819
  40              89,803             100,000       100,000        266,057              0        16,936         160,430
  45             118,721             100,000       100,000        364,304              0         9,487         244,828
  50             184,861             100,000       100,000        492,577         12,526        17,697         363,633
  55             291,279             100,000       100,000        663,228         26,508        42,978         528,048

_________
(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,608 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.


It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Maximum Charges


                                              Death Benefit                             Surrender Value
                                 -------------------------------------       -------------------------------------
               Premiums                 Assuming Hypothetical Gross               Assuming Hypothetical Gross
End of       Accumulated                Annual Investment Return of               Annual Investment Return of
Policy      At 5% Interest       -------------------------------------       -------------------------------------
 Year        Per Year(2)         0% Gross       6% Gross     12% Gross       0% Gross     6% Gross      12% Gross
-------     --------------       --------       --------     ---------       --------     --------     -----------
   1             2,052           100,000        100,000       100,000            896          988          1,080
   2             4,206           100,000        100,000       100,000          2,041        2,306          2,582
   3             6,468           100,000        100,000       100,000          3,147        3,667          4,233
   4             8,843           100,000        100,000       100,000          4,211        5,072          6,047
   5            11,337           100,000        100,000       100,000          5,235        6,526          8,045
   6            13,955           100,000        100,000       100,000          6,279        8,093         10,316
   7            16,705           100,000        100,000       100,000          7,410        9,843         12,946
   8            19,592           100,000        100,000       100,000          8,612       11,762         15,949
   9            22,623           100,000        100,000       100,000          9,898       13,868         19,365
  10            25,806           100,000        100,000       100,000         11,135       16,029         23,095
  11            29,148           100,000        100,000       100,000         12,322       18,248         27,175
  12            32,657           100,000        100,000       100,000         13,451       20,522         31,641
  13            36,342           100,000        100,000       100,000         14,271       22,603         36,290
  14            40,211           100,000        100,000       100,000         15,022       24,738         41,419
  15            44,273           100,000        100,000       100,803         15,698       26,925         47,078
  16            48,538           100,000        100,000       110,924         16,296       29,167         53,250
  17            53,017           100,000        100,000       121,565         16,810       31,466         59,958
  18            57,719           100,000        100,000       132,763         17,238       33,826         67,249
  19            62,657           100,000        100,000       144,552         17,574       36,252         75,170
  20            67,841           100,000        100,000       156,986         17,814       38,747         83,771
  25            97,922           100,000        100,000       230,249         17,101       52,356        138,838
  30           136,313           100,000        101,782       326,996         11,443       68,402        219,755
  35           185,310           100,000        116,583       455,742             **       86,064        336,440
  40           247,845           100,000        130,646       627,826             **      104,017        499,861




---------
(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable is the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. no representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

PLan: John Hancock Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                   Death Benefit                   Surrender Value
                           -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated       Annual Investment Return of       Annual Investment Return of
Policy   At 5% Interest    -----------------------------    ------------------------------
 Year     Per Year(2)      0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ----------
   1          1,370        100,000   100,000    100,000         302       358         415
   2          2,809        100,000   100,000    100,000         859     1,016       1,179
   3          4,320        100,000   100,000    100,000       1,382     1,684       2,012
   4          5,906        100,000   100,000    100,000       1,869     2,360       2,918
   5          7,571        100,000   100,000    100,000       2,320     3,047       3,908
   6          9,320        100,000   100,000    100,000       2,795     3,809       5,058
   7         11,157        100,000   100,000    100,000       3,361     4,710       6,442
   8         13,085        100,000   100,000    100,000       4,001     5,736       8,057
   9         15,109        100,000   100,000    100,000       4,727     6,899       9,929
  10         17,235        100,000   100,000    100,000       5,407     8,065      11,938
  11         19,467        100,000   100,000    100,000       6,037     9,233      14,098
  12         21,810        100,000   100,000    100,000       6,608    10,394      16,419
  13         24,271        100,000   100,000    100,000       6,869    11,296      18,670
  14         26,855        100,000   100,000    100,000       7,059    12,178      21,112
  15         29,568        100,000   100,000    100,000       7,169    13,032      23,764
  16         32,417        100,000   100,000    100,000       7,195    13,853      26,650
  17         35,408        100,000   100,000    100,000       7,128    14,632      29,796
  18         38,548        100,000   100,000    100,000       6,966    15,367      33,238
  19         41,846        100,000   100,000    100,000       6,702    16,049      37,013
  20         45,309        100,000   100,000    100,000       6,326    16,669      41,164
  25         65,398        100,000   100,000    114,717       2,196    18,258      69,173
  30         91,038        100,000   100,000    165,342           0    14,921     111,117
  35        147,680        100,000   100,000    225,989      12,526    24,659     166,831
  40        237,978        100,000   100,000    303,836      26,508    49,010     241,908

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,568 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--level
      $1,113 Basic Premium (1)
      Using Current Charges

                                  Death Benefit                    Surrender Value
                          -----------------------------     ------------------------------
            Premiums       Assuming Hypothetical Gross        Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:       Annual Investment Return of:
Policy   At 5% Interest   -----------------------------     ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross     0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------     --------  --------  ----------
   1          1,169       100,000   100,000     100,000         369       420          471
   2          2,396       100,000   100,000     100,000       1,022     1,166        1,318
   3          3,684       100,000   100,000     100,000       1,668     1,952        2,261
   4          5,037       100,000   100,000     100,000       2,308     2,778        3,310
   5          6,458       100,000   100,000     100,000       2,939     3,646        4,477
   6          7,949       100,000   100,000     100,000       3,558     4,557        5,778
   7          9,515       100,000   100,000     100,000       4,164     5,512        7,225
   8         11,160       100,000   100,000     100,000       4,793     6,548        8,868
   9         12,886       100,000   100,000     100,000       5,406     7,629       10,686
  10         14,699       100,000   100,000     100,000       6,074     8,828       12,769
  11         16,603       100,000   100,000     100,000       6,844    10,193       15,185
  12         18,602       100,000   100,000     100,000       7,667    11,679       17,908
  13         20,700       100,000   100,000     100,000       8,470    13,214       20,890
  14         22,904       100,000   100,000     100,000       9,250    14,798       24,158
  15         25,218       100,000   100,000     100,000      10,006    16,432       27,741
  16         27,647       100,000   100,000     102,770      10,545    17,926       31,477
  17         30,198       100,000   100,000     112,476      11,055    19,472       35,568
  18         32,877       100,000   100,000     122,677      11,536    21,070       40,043
  19         35,689       100,000   100,000     133,417      11,987    22,724       44,938
  20         38,643       100,000   100,000     144,730      12,404    24,435       50,290
  25         55,776       100,000   100,000     211,337      13,957    33,929       85,465
  30         77,644       100,000   100,000     299,251      14,336    45,217      139,758
  35        105,553       100,000   109,210     416,330      12,813    58,277      222,161
  40        141,173       100,000   120,727     573,138       8,285    72,797      345,597
  45        186,634       100,000   131,419     782,923           0    88,319      526,158
  50        244,655       100,000   141,500   1,064,282           0   104,459      785,680
  55        318,706       100,000   151,168   1,442,296           0   120,356    1,148,324

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium at Issue (1)
      Using Current Charges

                                   Death Benefit                   Surrender Value
                           -----------------------------    ------------------------------
            Premiums        Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated      Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest    -----------------------------    ------------------------------
 Year     Per Year (2)     0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------    --------  --------  ---------    --------  --------  ----------
   1            743        100,000   100,000    100,000           0        25          54
   2          1,524        100,000   100,000    100,000         282       359         439
   3          2,344        100,000   100,000    100,000         565       712         872
   4          3,204        100,000   100,000    100,000         846     1,085       1,356
   5          4,108        100,000   100,000    100,000       1,121     1,477       1,899
   6          5,057        100,000   100,000    100,000       1,390     1,891       2,507
   7          6,053        100,000   100,000    100,000       1,649     2,325       3,188
   8          7,099        100,000   100,000    100,000       1,935     2,815       3,983
   9          8,197        100,000   100,000    100,000       2,209     3,324       4,862
  10          9,350        100,000   100,000    100,000       2,542     3,923       5,905
  11         10,561        100,000   100,000    100,000       2,979     4,659       7,168
  12         11,833        100,000   100,000    100,000       3,474     5,485       8,614
  13         13,168        100,000   100,000    100,000       3,951     6,327      10,181
  14         14,570        100,000   100,000    100,000       4,409     7,184      11,880
  15         16,042        100,000   100,000    100,000       4,844     8,054      13,722
  16         17,587        100,000   100,000    100,000       5,065     8,746      15,531
  17         19,210        100,000   100,000    100,000       5,259     9,446      17,512
  18         20,914        100,000   100,000    100,000       5,426    10,156      19,685
  19         22,703        100,000   100,000    100,000       5,562    10,873      22,069
  20         24,581        100,000   100,000    100,000       5,667    11,597      24,687
  25         35,480        100,000   100,000    104,557       5,657    15,263      42,283
  30         49,391        100,000   100,000    149,527       4,413    18,731      69,833
  35         67,144        100,000   100,000    209,251       1,068    21,221     111,660
  40         89,803        100,000   100,000    289,109           0    21,487     174,330
  45        118,721        100,000   100,000    395,842           0    16,375     266,023
  50        181,121        100,000   100,000    535,562      12,766    25,377     395,365
  55        279,949        100,000   100,000    721,360      27,299    50,360     574,331

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,541 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Current Charges

                                  Death Benefit                   Surrender Value
                          -----------------------------    ------------------------------
            Premiums       Assuming Hypothetical Gross      Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:
Policy   At 5% Interest   -----------------------------    ------------------------------
 Year     Per Year (2)    0% Gross  6% Gross  12% Gross    0% Gross  6% Gross   12% Gross
-------  --------------   --------  --------  ---------    --------  --------  ----------
   1          2,052       100,000   100,000    100,000       1,063     1,160       1,258
   2          4,206       100,000   100,000    100,000       2,383     2,669       2,967
   3          6,468       100,000   100,000    100,000       3,673     4,242       4,859
   4          8,843       100,000   100,000    100,000       4,934     5,882       6,952
   5         11,337       100,000   100,000    100,000       6,166     7,596       9,275
   6         13,955       100,000   100,000    100,000       7,357     9,376      11,842
   7         16,705       100,000   100,000    100,000       8,520    11,239      14,693
   8         19,592       100,000   100,000    100,000       9,709    13,242      17,914
   9         22,623       100,000   100,000    100,000      10,860    15,326      21,474
  10         25,806       100,000   100,000    100,000      12,094    17,614      25,533
  11         29,148       100,000   100,000    100,000      13,502    20,204      30,224
  12         32,657       100,000   100,000    100,000      15,006    23,020      35,515
  13         36,342       100,000   100,000    100,000      16,467    25,930      41,322
  14         40,211       100,000   100,000    105,769      17,883    28,937      47,683
  15         44,273       100,000   100,000    116,938      19,247    32,042      54,613
  16         48,538       100,000   100,000    128,764      20,207    34,898      61,813
  17         53,017       100,000   100,000    141,287      21,106    37,860      69,686
  18         57,719       100,000   100,000    154,564      21,946    40,936      78,292
  19         62,657       100,000   100,000    168,630      22,718    44,128      87,691
  20         67,841       100,000   100,000    183,573      23,424    47,449      97,958
  25         97,922       100,000   109,590    273,975      25,807    66,082     165,204
  30        136,313       100,000   129,842    397,633      24,977    87,260     267,226
  35        185,310       100,000   150,658    571,030      19,587   111,220     421,549
  40        247,845       100,000   173,158    819,261       5,250   137,865     652,278

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. the death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. in fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Current Charges


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       467       528         590
   2          2,809      100,000   100,000    100,000     1,197     1,374       1,560
   3          4,320      100,000   100,000    100,000     1,904     2,254       2,633
   4          5,906      100,000   100,000    100,000     2,589     3,166       3,820
   5          7,571      100,000   100,000    100,000     3,251     4,118       5,138
   6          9,320      100,000   100,000    100,000     3,877     5,098       6,591
   7         11,157      100,000   100,000    100,000     4,481     6,121       8,209
   8         13,085      100,000   100,000    100,000     5,116     7,242      10,061
   9         15,109      100,000   100,000    100,000     5,717     8,399      12,101
  10         17,235      100,000   100,000    100,000     6,404     9,712      14,471
  11         19,467      100,000   100,000    100,000     7,269    11,275      17,285
  12         21,810      100,000   100,000    100,000     8,233    13,010      20,488
  13         24,271      100,000   100,000    100,000     9,155    14,779      23,972
  14         26,855      100,000   100,000    100,000    10,035    16,584      27,767
  15         29,568      100,000   100,000    100,000    10,862    18,417      31,902
  16         32,417      100,000   100,000    100,000    11,284    19,929      36,067
  17         35,408      100,000   100,000    100,000    11,643    21,464      40,653
  18         38,548      100,000   100,000    100,000    11,940    23,025      45,713
  19         41,846      100,000   100,000    100,000    12,163    24,606      51,301
  20         45,309      100,000   100,000    107,632    12,313    26,210      57,434
  25         65,398      100,000   100,000    161,885    11,757    34,541      97,615
  30         91,038      100,000   100,000    235,985     7,294    42,598     158,592
  35        132,735      100,000   100,000    333,532    20,702    59,032     246,222
  40        192,708      100,000   108,977    469,632    46,055    86,765     373,910

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,461 for a hypothetical gross investment return of 0%, $4,068 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,113 Basic Premium (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,169      100,000   100,000     100,000      345       395          445
   2          2,396      100,000   100,000     100,000      974     1,116        1,264
   3          3,684      100,000   100,000     100,000    1,598     1,875        2,177
   4          5,037      100,000   100,000     100,000    2,215     2,673        3,191
   5          6,458      100,000   100,000     100,000    2,822     3,510        4,320
   6          7,949      100,000   100,000     100,000    3,419     4,391        5,579
   7          9,515      100,000   100,000     100,000    4,003     5,313        6,979
   8         11,160      100,000   100,000     100,000    4,610     6,315        8,570
   9         12,886      100,000   100,000     100,000    5,201     7,360       10,331
  10         14,699      100,000   100,000     100,000    5,848     8,521       12,351
  11         16,603      100,000   100,000     100,000    6,596     9,847       14,697
  12         18,602      100,000   100,000     100,000    7,397    11,291       17,341
  13         20,700      100,000   100,000     100,000    8,176    12,780       20,235
  14         22,904      100,000   100,000     100,000    8,932    14,315       23,404
  15         25,218      100,000   100,000     100,000    9,664    15,898       26,877
  16         27,647      100,000   100,000     100,000   10,178    17,337       30,495
  17         30,198      100,000   100,000     108,973   10,663    18,824       34,460
  18         32,877      100,000   100,000     118,863   11,119    20,361       38,798
  19         35,689      100,000   100,000     129,272   11,543    21,949       43,542
  20         38,643      100,000   100,000     140,237   11,936    23,592       48,729
  25         55,776      100,000   100,000     204,730   13,352    32,674       82,793
  30         77,644      100,000   100,000     289,719   13,568    43,398      135,307
  35        105,553      100,000   104,753     402,710   11,834    55,898      214,893
  40        141,173      100,000   115,781     553,713    6,993    69,815      333,884
  45        186,634      100,000   126,104     756,144       **    84,747      508,161
  50        244,655      100,000   135,884   1,027,961       **   100,313      758,867
  55        318,706      100,000   145,261   1,393,147       **   115,653    1,109,193

_________

(1) If premiums are paid more frequently than annually the payments would be $556.50 semiannually, $278.25 quarterly, or $92.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 25, Standard Non-Smoker Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $708 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1            743      100,000   100,000    100,000         0         1          28
   2          1,524      100,000   100,000    100,000       234       308         386
   3          2,344      100,000   100,000    100,000       494       634         788
   4          3,204      100,000   100,000    100,000       752       979       1,238
   5          4,108      100,000   100,000    100,000     1,005     1,342       1,742
   6          5,057      100,000   100,000    100,000     1,251     1,725       2,308
   7          6,053      100,000   100,000    100,000     1,488     2,126       2,942
   8          7,099      100,000   100,000    100,000     1,752     2,582       3,685
   9          8,197      100,000   100,000    100,000     2,004     3,055       4,507
  10          9,350      100,000   100,000    100,000     2,315     3,617       5,487
  11         10,561      100,000   100,000    100,000     2,732     4,314       6,680
  12         11,833      100,000   100,000    100,000     3,204     5,097       8,048
  13         13,168      100,000   100,000    100,000     3,657     5,893       9,525
  14         14,570      100,000   100,000    100,000     4,091     6,701      11,124
  15         16,042      100,000   100,000    100,000     4,502     7,520      12,856
  16         17,587      100,000   100,000    100,000     4,697     8,155      14,541
  17         19,210      100,000   100,000    100,000     4,866     8,796      16,384
  18         20,914      100,000   100,000    100,000     5,006     9,443      18,404
  19         22,703      100,000   100,000    100,000     5,117    10,094      20,617
  20         24,581      100,000   100,000    100,000     5,196    10,749      23,045
  25         35,480      100,000   100,000    100,000     5,045    13,993      39,330
  30         49,391      100,000   100,000    139,193     3,632    16,874      65,007
  35         67,144      100,000   100,000    194,778        65    18,509     103,937
  40         89,803      100,000   100,000    268,923         0    17,443     162,158
  45        118,721      100,000   100,000    368,205         0    10,250     247,450
  50        184,464      100,000   100,000    497,854    12,688    18,695     367,528
  55        290,076      100,000   100,000    670,342    27,047    44,369     533,712

_________

(1) If premiums are paid more frequently than annually the payments would be $354.00 semiannually, $177.00 quarterly, or $59.00 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $9,490 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule--Level
      $1,954 Basic Premium (1)
      Using Maximum Charges


                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          2,052      100,000   100,000    100,000       906       998       1,091
   2          4,206      100,000   100,000    100,000     2,060     2,327       2,605
   3          6,468      100,000   100,000    100,000     3,176     3,700       4,269
   4          8,843      100,000   100,000    100,000     4,249     5,116       6,097
   5         11,337      100,000   100,000    100,000     5,282     6,582       8,113
   6         13,955      100,000   100,000    100,000     6,270     8,098      10,336
   7         16,705      100,000   100,000    100,000     7,215     9,665      12,791
   8         19,592      100,000   100,000    100,000     8,178    11,351      15,568
   9         22,623      100,000   100,000    100,000     9,095    13,094      18,631
  10         25,806      100,000   100,000    100,000    10,093    15,023      22,141
  11         29,148      100,000   100,000    100,000    11,263    17,233      26,226
  12         32,657      100,000   100,000    100,000    12,505    19,629      30,831
  13         36,342      100,000   100,000    100,000    13,686    22,082      35,871
  14         40,211      100,000   100,000    100,000    14,799    24,590      41,396
  15         44,273      100,000   100,000    101,607    15,837    27,151      47,453
  16         48,538      100,000   100,000    111,800    16,444    29,416      53,670
  17         53,017      100,000   100,000    122,516    16,967    31,739      60,427
  18         57,719      100,000   100,000    133,795    17,405    34,126      67,772
  19         62,657      100,000   100,000    145,667    17,751    36,580      75,750
  20         67,841      100,000   100,000    158,191    18,001    39,105      84,414
  25         97,922      100,000   100,000    231,981    17,343    52,910     139,882
  30        136,313      100,000   102,969    329,427    11,759    69,200     221,389
  35        185,310      100,000   117,870    459,104         0    87,014     338,922
  40        247,845      100,000   132,028    632,436         0   105,118     503,532

_________

(1) If premiums are paid more frequently than annually the payments would be $977.00 semiannually, $488.50 quarterly, or $162.83 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments.
(2) The premium accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

Plan: JHVLICO Flex-V1 (Scheduled Premium Variable Whole Life)
      Male, Issue Age 40, Preferred Underwriting Risk
      Sum Insured at Issue (Guaranteed Death Benefit) $100,000
      Premium Schedule at Issue--Modified
      $1,305 Initial Basic Premium at Issue (1)
      Using Maximum Charges

                                 Death Benefit                 Surrender Value
                         -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------
 Year     Per Year (2)   0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
-------  --------------  --------  --------  ---------  --------  --------  -----------
   1          1,370      100,000   100,000    100,000       309       365         422
   2          2,809      100,000   100,000    100,000       872     1,030       1,195
   3          4,320      100,000   100,000    100,000     1,402     1,705       2,036
   4          5,906      100,000   100,000    100,000     1,895     2,389       2,951
   5          7,571      100,000   100,000    100,000     2,351     3,085       3,953
   6          9,320      100,000   100,000    100,000     2,768     3,790       5,049
   7         11,157      100,000   100,000    100,000     3,144     4,505       6,251
   8         13,085      100,000   100,000    100,000     3,542     5,292       7,634
   9         15,109      100,000   100,000    100,000     3,896     6,087       9,144
  10         17,235      100,000   100,000    100,000     4,334     7,016      10,924
  11         19,467      100,000   100,000    100,000     4,943     8,169      13,078
  12         21,810      100,000   100,000    100,000     5,625     9,447      15,527
  13         24,271      100,000   100,000    100,000     6,245    10,714      18,156
  14         26,855      100,000   100,000    100,000     6,793    11,962      20,980
  15         29,568      100,000   100,000    100,000     7,262    13,183      24,017
  16         32,417      100,000   100,000    100,000     7,293    14,019      26,939
  17         35,408      100,000   100,000    100,000     7,233    14,815      30,127
  18         38,548      100,000   100,000    100,000     7,078    15,567      33,616
  19         41,846      100,000   100,000    100,000     6,820    16,268      37,443
  20         45,309      100,000   100,000    100,000     6,451    16,909      41,653
  25         65,398      100,000   100,000    116,149     2,358    18,628      70,037
  30         91,038      100,000   100,000    167,336         0    15,502     112,457
  35        147,376      100,000   100,000    228,705    12,688    25,451     168,836
  40        237,055      100,000   100,000    307,497    27,047    50,168     244,822

_________

(1) If premiums are paid more frequently than annually the payments would be $652.50 semiannually, $326.25 quarterly, or $108.75 on a special monthly basis. The death benefits and surrender values shown would be affected by the more frequent premium payments. The basic premium (annual) after a recalculation at age 72 will be as follows: $9,973 for a hypothetical gross investment return of 0%, $8,477 for a gross return of 6%, and $0 for a gross return of 12%.
(2) The premiums accumulated at 5% interest in Column 2 are those payable if the gross investment return is 6%.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the Owner. The death benefit and surrender value for a Policy would be different from those shown if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual Policy years. No representations can be made that these hypothetical investment results can be achieved for any one year or sustained over any period of time. In fact, for any given period of time, the investment results could be negative.

                         SUPPLEMENT DATED MAY 1, 2001

                                      TO

                        PROSPECTUSES DATED MAY 1, 2001


  This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). The variable life insurance policies involved currently bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS." This Supplement contains amendments to the Product Prospectuses and is accompanied with a supplement dated May 1, 2001 to the prospectus for the John Hancock Variable Series Trust I and a prospectus dated May 1, 2001 for the Franklin Templeton Variable Insurance Products Trust - Templeton International Securities Fund.

ADDITIONAL VARIABLE INVESTMENT OPTIONS

  If your contract was issued before May 1, 2001, your contract enables you to invest in four additional variable investment options:

-------------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION*                                MANAGED BY
---------------------------                                ----------
-------------------------------------------------------------------------------------------------------
Large Cap Value CORE/SM/  II . . . . . . . . . . . . . .   Goldman Sachs Asset Management
Large/Mid Cap Value II . . . . . . . . . . . . . . . . .   Wellington Management Company, LLP
Templeton International Securities . . . . . . . . . . .   Templeton Investment Counsel, Inc.
Active Bond II . . . . . . . . . . . . . . . . . . . . .   John Hancock Advisers, Inc.
-------------------------------------------------------------------------------------------------------

   * Large Cap Value CORE /SM// / II was formerly "American Leaders Large Cap Value," Large/Mid Cap Value II was formerly "Mid Cap Value" and Active Bond II was formerly "Core Bond."

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I or Franklin Templeton Variable Insurance Products Trust (together, the "Series Funds"). In the prospectus, the term funds includes the investment options of the Series Funds corresponding to the additional variable investment options shown above. We may modify or delete any of these additional variable investment options in the future.

 FUND EXPENSES

  The table on the following page supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?":

                                                                                    --------------
                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
Large Cap Value CORE /SM// / II. .     0.75%           N/A              0.05%           0.80%             0.80%
Large/Mid Cap Value II . . . . . .     0.81%           N/A              0.07%           0.88%             0.88%
Active Bond II . . . . . . . . . .     0.70%           N/A              0.05%           0.75%             0.75%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities     0.67%          0.25%             0.20%           1.12%             1.12%
                                                                                    ----------------

 PROD SUP-3 (5/01)

Notes to Fund Expense Table

(1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Large Cap Value CORE/SM/ II and Active Bond II funds are annualized and calculated as if the current management fee schedules, which apply to these funds effective May 1, 2001, were in effect for all of 2000. "CORE/SM/" is a service mark of Goldman, Sachs & Co.
(2) The Franklin Templeton Variable Insurance Products Trust fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

 MISCELLANEOUS

  The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my policy's investment allocations?" in the Basic Information section of the prospectus.)





 THIS SUPPLEMENT IS ACCOMPANIED WITH THE APPLICABLE SERIES FUND'S PROSPECTUS, OR A SUPPLEMENT TO THE APPLICABLE SERIES FUND'S PROSPECTUS, THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE LARGE CAP VALUE CORE/SM/ II (FORMERLY "AMERICAN LEADERS LARGE CAP VALUE"), LARGE/MID CAP VALUE II (FORMERLY "MID CAP VALUE"), TEMPLETON INTERNATIONAL SECURITIES AND ACTIVE BOND II (FORMERLY "CORE BOND") INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS (OR PROSPECTUS SUPPLEMENT) BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.


 PROD SUP-3 (5/01)

                                       2